File No. 333-41180
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
          Pre-Effective Amendment No.                             [ ]
                                     -------
          Post-Effective Amendment No.  9                         [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                         Amendment No.  23                        [X]
                                     -------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

               Name of Agent for Service for Process:
               Amy J. Lee, Associate General Counsel
               Security Benefit Life Insurance Company
               One Security Benefit Place
               Topeka, KS 66636-0001



It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2007, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2007, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                                     SECURITY BENEFIT (SM)
                                                     SECURITY DISTRIBUTORS, INC.


PROSPECTUS                                     May 1, 2007

--------------------------------------------------------------------------------
ADVANCEDESIGNS(SM) VARIABLE ANNUITY
--------------------------------------------------------------------------------





                                                  -------------------
                                                   Important Privacy
                                                    Notice Included

                                                    See Back Cover
                                                  -------------------

---------------------------------------------------------------------------------
                      ADVANCEDESIGNS(SM) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

              ISSUED BY:                             MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY   SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE                P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                 TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-  AIM V.I. Basic Value                    -  Dreyfus VIF International Value  -  SBL Equity Income
-  AIM V.I. Global Health Care             -  Neuberger Berman AMT             -  SBL Global
-  AIM V.I. Global Real Estate (formerly        Socially Responsive            -  SBL High Yield
     AIM V.I. Real Estate)                 -  Oppenheimer Main                 -  SBL Large Cap Value
-  AIM V.I. International Growth                Street Small Cap Fund(R)/VA    -  SBL Managed Asset Allocation
-  AIM V.I. Mid Cap Core Equity            -  PIMCO VIT All Asset              -  SBL Mid Cap Growth
-  American Century VP Ultra(R)            -  PIMCO VIT Low Duration           -  SBL Mid Cap Value
-  American Century VP Value               -  PIMCO VIT Real Return            -  SBL Money Market
-  Direxion Evolution VP All-Cap Equity    -  Rydex VT Sector Rotation         -  SBL Select 25
     (formerly Evolution Managed Equity)   -  SBL Alpha Opportunity            -  SBL Small Cap Growth
-  Direxion Evolution VP Managed Bond      -  SBL Diversified Income           -  SBL Small Cap Value
     (formerly Evolution Managed Bond)     -  SBL Enhanced Index
-  Dreyfus IP Technology Growth            -  SBL Equity

     Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH THE EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2007
--------------------------------------------------------------------------------
   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------
with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 64 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                                         TABLE OF CONTENTS

                                                                                               Page
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purpose of the Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  The Separate Account and the Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Contract Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Charges and Deductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Tax-Free Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Contacting the Company. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
EXPENSE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Contract Owner Transaction Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Periodic Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Optional Rider Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
  Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS. . . . . . . . . . . . . .    19
  Security Benefit Life Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . .    19
  Published Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
  Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
  Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Application for a Contract. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Guaranteed Minimum Income Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
  6% Dollar for Dollar Guaranteed Minimum Income Benefit. . . . . . . . . . . . . . . . . . .    22
  Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
  Guaranteed Growth Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
  Combined Annual Stepped Up and Guaranteed Growth Death Benefit. . . . . . . . . . . . . . .    25
  Enhanced Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    25
  Combined Enhanced and Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . .    26
  Combined Enhanced and Guaranteed Growth Death Benefit . . . . . . . . . . . . . . . . . . .    26
  Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit . . . . . . . . .    26
  6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit    27
  Guaranteed Minimum Withdrawal Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . .    28
  Total Protection. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
  Extra Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    30
  Waiver of Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
  Alternate Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Automatic Bonus Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    33
  Dollar Cost Averaging Option. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    33
  Asset Reallocation Option . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
  Transfers of Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
  Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Determination of Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Cut-Off Times . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38
  Full and Partial Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38
  Systematic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Distribution Requirements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Death of the Annuitant. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Administration Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Account Administration Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Loan Interest Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Variations in Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Optional Rider Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Guarantee of Certain Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Underlying Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
ANNUITY PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    46
  Selection of an Option. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48
  DCA Plus Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
  Contract Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
  Transfers and Withdrawals from the Fixed Account. . . . . . . . . . . . . . . . . . . . . .    50
  Payments from the Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
MORE ABOUT THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Designation and Change of Beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Payments from the Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Proof of Age and Survival . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Misstatements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Restrictions on Withdrawals from Qualified Plans. . . . . . . . . . . . . . . . . . . . . .    52
  Restrictions Under the Texas Optional Retirement Program. . . . . . . . . . . . . . . . . .    53


                                        3

FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Tax Status of the Company and the Separate Account. . . . . . . . . . . . . . . . . . . . .    53
  Income Taxation of Annuities in General-Non-Qualified Plans . . . . . . . . . . . . . . . .    54
  Additional Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    54
  Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    55
  Other Tax Considerations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    59
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    56
  Investment Advisory Services. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Voting of Underlying Fund Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    60
  Substitution of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    60
  Changes to Comply with Law and Amendments . . . . . . . . . . . . . . . . . . . . . . . . .    61
  Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    61
  Electronic Privileges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    61
  State Variations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
  Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
  Sale of the Contract. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    63
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
  Registration Statement. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . .    64
OBJECTIVES FOR UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    65
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     BONUS CREDIT - An amount added to Contract Value under the Automatic Bonus Credit Rider.

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACT VALUE - The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Extra Credit Rider.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See the "Fixed Account."

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT - The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:

-  AIM V.I. Basic Value                   -  Dreyfus VIF International Value  -  SBL Equity Income
-  AIM V.I. Global Health Care            -  Neuberger Berman AMT             -  SBL Global
-  AIM V.I. Global Real Estate                 Socially Responsive            -  SBL High Yield
     (formerly AIM V.I. Real Estate)      -  Oppenheimer Main                 -  SBL Large Cap Value
-  AIM V.I. International Growth               Street Small Cap Fund(R)/VA    -  SBL Managed Asset Allocation
-  AIM V.I. Mid Cap Core Equity           -  PIMCO VIT All Asset              -  SBL Mid Cap Growth
-  American Century VP Ultra(R)           -  PIMCO VIT Low Duration           -  SBL Mid Cap Value
-  American Century VP Value              -  PIMCO VIT Real Return            -  SBL Money Market
-  Direxion Evolution VP All-Cap Equity   -  Rydex VT Sector Rotation         -  SBL Select 25
     (formerly Evolution Managed Equity)  -  SBL Alpha Opportunity            -  SBL Small Cap Growth
-  Direxion Evolution VP Managed Bond     -  SBL Diversified Income           -  SBL Small Cap Value
     (formerly Evolution Managed Bond)    -  SBL Enhanced Index
-  Dreyfus IP Technology Growth           -  SBL Equity

     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

--------------------------------------------------------------------------------

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. The Fixed Account is not available in all states. See "The Fixed Account."

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 591/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

-    Guaranteed Minimum Withdrawal Benefit;

-    Total Protection;*

-    Extra Credit at 3%, 4% or 5%; (1)

-    Waiver of Withdrawal Charge; or

-    0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

1 The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements and/or Bonus Credits) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase

Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

---------------------------------
 PURCHASE PAYMENT
OR BONUS CREDIT AGE   WITHDRAWAL
     (IN YEARS)         CHARGE
---------------------------------
         1                7%
         2                7%
         3                6%
         4                5%
         5                4%
         6                3%
         7                2%
    8 and over            0%
---------------------------------

     The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

---------------------------------------------------------------
                                          ANNUAL MORTALITY AND
CONTRACT VALUE                             EXPENSE RISK CHARGE
---------------------------------------------------------------
Less than $25,000                                 1.45%
At least $25,000 but less than $100,000           1.30%
$100,000 or more                                  1.20%
---------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

     The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with total rider charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the applicable maximum rider charge of 1.60%. Each rider and its charge are listed below. See "Optional Rider Charges."

------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
------------------------------------------------------------------------------------------------------
                                                                                            Annual
                                                                                Rate(1)  Rider Charge
------------------------------------------------------------------------------  -------  -------------
Guaranteed Minimum Income Benefit                                                 3%        0.15%
                                                                                  5%        0.30%
------------------------------------------------------------------------------  -------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                            6%        0.60%
------------------------------------------------------------------------------  -------  -------------
Annual Stepped Up Death Benefit                                                  ---        0.20%
------------------------------------------------------------------------------  -------  -------------
                                                                                  3%        0.10%
Guaranteed Growth Death Benefit                                                   5%        0.20%
                                                                                  6%(2)     0.25%
                                                                                  7%(2)     0.30%
------------------------------------------------------------------------------  -------  -------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                    5%        0.25%
------------------------------------------------------------------------------  -------  -------------
Enhanced Death Benefit                                                           ---        0.25%
------------------------------------------------------------------------------  -------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit                            ---        0.35%
------------------------------------------------------------------------------  -------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit                             5%        0.35%
------------------------------------------------------------------------------  -------  -------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit          5%        0.40%
------------------------------------------------------------------------------  -------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                     6%        0.85%
------------------------------------------------------------------------------  -------  -------------
Guaranteed Minimum Withdrawal Benefit                                            ---        0.45%(3)
------------------------------------------------------------------------------  -------  -------------
Total Protection                                                                 ---        0.85%(4)
------------------------------------------------------------------------------  -------  -------------
                                                                                  3%        0.40%
Extra Credit(5)                                                                   4%        0.55%
                                                                                  5%        0.70%
------------------------------------------------------------------------------  -------  -------------
Waiver of Withdrawal Charge                                                      ---        0.05%
------------------------------------------------------------------------------  -------  -------------
Alternate Withdrawal Charge(6)                                                  0-Year      0.70%
                                                                                4-Year      0.60%(7)
------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income
     Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced,
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6%
     Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
     Death Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 1.60%.
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.60%.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
7    The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the
     Company issues your Rider on or after January 1, 2005. However, if the
     Company issued your Rider prior to that date, the charge is 0.55%.
------------------------------------------------------------------------------------------------------

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

---------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
---------------------------------------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                                                      None
---------------------------------------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)        7%(1)
---------------------------------------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                                                          None
---------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
---------------------------------------------------------------------------------------------------------------
  Account Administration Charge                                                                       $  30(2)
---------------------------------------------------------------------------------------------------------------
  Net Loan Interest Charge(3)                                                                           2.5%
---------------------------------------------------------------------------------------------------------------
  Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
---------------------------------------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                                                           1.45%(4)
---------------------------------------------------------------------------------------------------------------
    Annual Administration Charge                                                                       0.15%
---------------------------------------------------------------------------------------------------------------
    Maximum Annual Charge for Optional Riders                                                          1.60%(5)
---------------------------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                                                             3.20%
---------------------------------------------------------------------------------------------------------------
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract
     Year equal to (1) 10% of Purchase Payments, excluding any Credit
     Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10%
     of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and
     "Contingent Deferred Sales Charge" for more information.
2    An account administration charge of $30 is deducted at each Contract
     Anniversary and a pro rata account administration charge is deducted (1)
     upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost equals the difference between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.5% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.5%, plus the amount of any applicable rider charges.
4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.45%; At least $25,000 but less than
     $100,000 - 1.30%; $100,000 or more - 1.20%. Any mortality and expense risk charge above the minimum charge of 1.20% is deducted from your Contract
     Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25%
     under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."
5    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
-------------------------------------------------------------------------------------------------------------------
                                                                                           Interest      Annual
                                                                                            Rate(1)   Rider Charge
-----------------------------------------------------------------------------------------  ---------  -------------
Guaranteed Minimum Income Benefit Rider                                                       3%          0.15%
                                                                                              5%          0.30%
-----------------------------------------------------------------------------------------  ---------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                        6%          0.60%
-----------------------------------------------------------------------------------------  ---------  -------------
Annual Stepped Up Death Benefit Rider                                                        ---          0.20%
-----------------------------------------------------------------------------------------  ---------  -------------
                                                                                              3%          0.10%
Guaranteed Growth Death Benefit Rider                                                         5%          0.20%
                                                                                              6%(2)       0.25%
                                                                                              7%(2)       0.30%
-----------------------------------------------------------------------------------------  ---------  -------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider      5%          0.25%
-----------------------------------------------------------------------------------------  ---------  -------------
Enhanced Death Benefit Rider                                                                 ---          0.25%
-----------------------------------------------------------------------------------------  ---------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                                  ---          0.35%
-----------------------------------------------------------------------------------------  ---------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                                   5%          0.35%
-----------------------------------------------------------------------------------------  ---------  -------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider               5%          0.40%
-----------------------------------------------------------------------------------------  ---------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum                 6%          0.85%
Death Benefit
-----------------------------------------------------------------------------------------  ---------  -------------
Guaranteed Minimum Withdrawal Benefit Rider                                                  ---          0.45%(3)
-----------------------------------------------------------------------------------------  ---------  -------------
Total Protection Rider                                                                       ---          0.85%(3)
-----------------------------------------------------------------------------------------  ---------  -------------
                                                                                              3%          0.40%
Extra Credit Rider(4)                                                                         4%          0.55%
                                                                                              5%          0.70%
-----------------------------------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge Rider                                                            ---          0.05%
-----------------------------------------------------------------------------------------  ---------  -------------
Alternate Withdrawal Charge Rider(5)                                                        0-Year        0.70%
-----------------------------------------------------------------------------------------  ---------  -------------
                                                                                            4-Year        0.60%(6)
-------------------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income
     Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced,
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6%
     Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
     Death Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed
     1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the
     Total Protection Rider on an annual basis. Please see the discussion under
     "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year
     Alternate Withdrawal Charge Rider).
4    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
5    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
6    The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the
     Company issued your Rider on or after January 1, 2005. However, if the
     Company issued your Rider prior to that date, the charge is 0.55%.
-------------------------------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

--------------------------------------------------------------------------------
                                                    MINIMUM   MAXIMUM
------------------------------------------------------------  --------
Total Annual Underlying Fund Operating Expenses(1)   0.65%     2.94%
----------------------------------------------------------------------
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that
     Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31,2006.
--------------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------
                                                                           1       3       5      10
                                                                          YEAR   YEARS   YEARS   YEARS
-----------------------------------------------------------------------  ------  ------  ------  ------
If you surrender your Contract at the end of the applicable time period  $1,238  $2,339  $3,332  $5,811
-----------------------------------------------------------------------  ------  ------  ------  ------
If you do not surrender or you annuitize your Contract                      612   1,815   2,990   5,811
-------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending
December 31.

------------------------------------------------------------------------------------------------
                                          2006(3)       2005       2004(2)      2003    2002(1)
------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    13.63   $    13.50  $    12.72        ---      ---
  End of period. . . . . . . . . . . .  $    14.74   $    13.63  $    13.50   $  12.72      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     772,595      877,032     482,437     37,206      ---
------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    12.36   $    11.94  $    11.59        ---      ---
  End of period. . . . . . . . . . . .  $    12.46   $    12.36  $    11.94   $  11.59      ---
Accumulation units outstanding
at the end of period . . . . . . . . .      45,556       39,879      23,325      6,795      ---
------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE (FORMERLY
AIM V.I. REAL ESTATE)
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    18.24   $    16.68  $    12.75        ---      ---
  End of period. . . . . . . . . . . .  $    24.91   $    18.24  $    16.68   $  12.75      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     272,507      265,785     161,870     22,672      ---
------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    13.03   $    11.56  $    10.00        ---      ---
  End of period. . . . . . . . . . . .  $    15.95   $    13.03  $    11.56        ---      ---
Accumulation units outstanding
at the end of period . . . . . . . . .   1,016,213      827,995     490,166        ---      ---
------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    13.64   $    13.28  $    12.21        ---      ---
  End of period. . . . . . . . . . . .  $    14.49   $    13.64  $    13.28   $  12.21      ---
Accumulation units outstanding
at the end of period . . . . . . . . .      45,177       31,329      12,624        888      ---
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    11.91   $    12.20  $    11.52        ---      ---
  End of period. . . . . . . . . . . .  $    11.02   $    11.91  $    12.20   $  11.52      ---
Accumulation units outstanding
at the end of period . . . . . . . . .   1,861,578    1,292,125     775,279    143,494      ---
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    13.42   $    13.37  $    12.23        ---      ---
  End of period. . . . . . . . . . . .  $    15.22   $    13.42  $    13.37   $  12.23      ---
Accumulation units outstanding
at the end of period . . . . . . . . .   2,180,020    1,326,794     714,068    132,193      ---
------------------------------------------------------------------------------------------------


                                       14

------------------------------------------------------------------------------------------------
                                          2006(3)       2005       2004(2)      2003    2002(1)
------------------------------------------------------------------------------------------------
DIREXION EVOLUTION VP ALL-CAP EQUITY
(FORMERLY EVOLUTION MANAGED EQUITY)
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.75   $    10.23  $    10.00        ---      ---
  End of period. . . . . . . . . . . .  $    11.60   $    10.75  $    10.23        ---      ---
Accumulation units outstanding
at the end of period . . . . . . . . .   1,869,403      608,262     102,089        ---      ---
------------------------------------------------------------------------------------------------
DIREXION EVOLUTION VP MANAGED BOND
(FORMERLY EVOLUTION MANAGED BOND)
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     9.25   $    10.08  $    10.00        ---      ---
  End of period. . . . . . . . . . . .  $     9.05   $     9.25  $    10.08        ---      ---
Accumulation units outstanding
at the end of period . . . . . . . . .   1,098,288      358,195      74,722        ---      ---
------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.02   $    10.11  $    10.00        ---      ---
  End of period. . . . . . . . . . . .  $     9.98   $    10.02  $    10.11        ---      ---
Accumulation units outstanding
at the end of period . . . . . . . . .      23,895       14,652         299        ---      ---
------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    11.98   $    11.20  $    10.00        ---      ---
  End of period. . . . . . . . . . . .  $    14.04   $    11.98  $    11.20        ---      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     872,239      754,900     443,735        ---      ---
------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT SOCIALLY
RESPONSIVE4
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.00          ---         ---        ---      ---
  End of period. . . . . . . . . . . .  $    16.21          ---         ---        ---      ---
Accumulation units outstanding
at the end of period . . . . . . . . .         219          ---         ---        ---      ---
------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    16.22   $    15.44  $    13.53        ---      ---
  End of period. . . . . . . . . . . .  $    17.80   $    16.22  $    15.44   $  13.53      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     433,924      316,481     260,470     27,124      ---
------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    11.68   $    11.49  $    10.76        ---      ---
  End of period. . . . . . . . . . . .  $    11.70   $    11.68  $    11.49   $  10.76      ---
Accumulation units outstanding
at the end of period . . . . . . . . .      50,467       26,867      13,198      2,219      ---
------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     9.23   $     9.55  $     9.79        ---      ---
  End of period. . . . . . . . . . . .  $     9.19   $     9.23  $     9.55   $   9.79      ---
Accumulation units outstanding
at the end of period . . . . . . . . .   2,401,085    2,176,629   1,113,994    151,464      ---
------------------------------------------------------------------------------------------------


                                       15

------------------------------------------------------------------------------------------------
                                          2006(3)       2005       2004(2)      2003    2002(1)
------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.55   $    10.80  $    10.36        ---      ---
  End of period. . . . . . . . . . . .  $    10.18   $    10.55  $    10.80   $  10.36      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     356,743      305,978     200,767      6,732      ---
------------------------------------------------------------------------------------------------
RYDEX VT SECTOR ROTATION
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    14.07   $    12.92  $    12.19        ---      ---
  End of period. . . . . . . . . . . .  $    15.00   $    14.07  $    12.92   $  12.19      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     193,612      146,776     115,452      5,095      ---
------------------------------------------------------------------------------------------------
SBL ALPHA OPPORTUNITY
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    12.71   $    12.44  $    11.55        ---      ---
  End of period. . . . . . . . . . . .  $    13.76   $    12.71  $    12.44   $  11.55      ---
Accumulation units outstanding
at the end of period . . . . . . . . .      21,266       17,302      15,207        169      ---
------------------------------------------------------------------------------------------------
SBL DIVERSIFIED INCOME
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.08   $    10.34  $    10.41   $  10.53  $ 10.15
  End of period. . . . . . . . . . . .  $    10.02   $    10.08  $    10.34   $  10.41  $ 10.53
Accumulation units outstanding
at the end of period . . . . . . . . .   2,481,624    1,968,468   1,341,795    282,307   48,362
------------------------------------------------------------------------------------------------
SBL ENHANCED INDEX
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     9.68   $     9.63  $     9.15        ---      ---
  End of period. . . . . . . . . . . .  $    10.71   $     9.68  $     9.63   $   9.15      ---
Accumulation units outstanding
at the end of period . . . . . . . . .   1,398,153       59,137     121,648     10,228      ---
------------------------------------------------------------------------------------------------
SBL EQUITY
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     8.92   $     8.93  $     8.65   $   7.42  $  8.97
  End of period. . . . . . . . . . . .  $     9.64   $     8.92  $     8.93   $   8.65  $  7.42
Accumulation units outstanding
at the end of period . . . . . . . . .     892,637      495,482     317,502    118,225   32,942
------------------------------------------------------------------------------------------------
SBL EQUITY INCOME
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.52   $    10.59  $     9.67        ---      ---
  End of period. . . . . . . . . . . .  $    11.97   $    10.52  $    10.59   $   9.67      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     198,201      492,064     272,765     11,423      ---
------------------------------------------------------------------------------------------------
SBL GLOBAL
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    12.59   $    11.58  $    10.18   $   7.41  $  9.56
  End of period. . . . . . . . . . . .  $    14.14   $    12.59  $    11.58   $  10.18  $  7.41
Accumulation units outstanding
at the end of period . . . . . . . . .   1,193,195      564,554     396,190    149,380   16,179
------------------------------------------------------------------------------------------------


                                       16

------------------------------------------------------------------------------------------------
                                          2006(3)       2005       2004(2)      2003    2002(1)
------------------------------------------------------------------------------------------------
SBL HIGH YIELD
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    11.63   $    11.70  $    10.95   $   9.40  $  9.96
  End of period. . . . . . . . . . . .  $    12.38   $    11.63  $    11.70   $  10.95  $  9.40
Accumulation units outstanding
at the end of period . . . . . . . . .   1,548,976    1,269,255     662,871    147,317   28,924
------------------------------------------------------------------------------------------------
SBL LARGE CAP GROWTH
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     8.55   $     8.64  $     8.74   $   7.36  $  8.73
  End of period. . . . . . . . . . . .         ---   $     8.55  $     8.64   $   8.74  $  7.36
Accumulation units outstanding
at the end of period . . . . . . . . .         ---    1,292,926     617,257    107,263   28,836
------------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.40   $     9.83  $     9.27   $   7.51  $  9.51
  End of period. . . . . . . . . . . .  $    12.15   $    10.40  $     9.83   $   9.27  $  7.51
Accumulation units outstanding
at the end of period . . . . . . . . .     824,862       67,746      63,353     25,741   27,124
------------------------------------------------------------------------------------------------
SBL MAIN STREET GROWTH AND INCOME(R)
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     9.84   $     9.75  $     9.37   $   7.75  $  9.43
  End of period. . . . . . . . . . . .         ---   $     9.84  $     9.75   $   9.37  $  7.75
Accumulation units outstanding
at the end of period . . . . . . . . .         ---      112,272      89,790     90,456   15,028
------------------------------------------------------------------------------------------------
SBL MANAGED ASSET ALLOCATION
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    10.91   $    10.92  $    10.30        ---      ---
  End of period. . . . . . . . . . . .  $    11.71   $    10.91  $    10.92   $  10.30      ---
Accumulation units outstanding
at the end of period . . . . . . . . .      77,481       43,635      34,605     21,211      ---
------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    11.08   $    10.73  $    10.18   $   6.80  $  9.00
  End of period. . . . . . . . . . . .  $    11.13   $    11.08  $    10.73   $  10.18  $  6.80
Accumulation units outstanding
at the end of period . . . . . . . . .   1,445,861      838,334     340,357    105,877   16,426
------------------------------------------------------------------------------------------------
SBL MID CAP VALUE
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    15.37   $    13.82  $    11.37   $   7.70  $  9.66
  End of period. . . . . . . . . . . .  $    16.88   $    15.37  $    13.82   $  11.37  $  7.70
Accumulation units outstanding
at the end of period . . . . . . . . .   1,046,899      545,001     310,662     75,461   14,448
------------------------------------------------------------------------------------------------
SBL MONEY MARKET
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     8.89   $     9.04  $     9.38   $   9.74  $  9.92
  End of period. . . . . . . . . . . .  $     8.89   $     8.89  $     9.04   $   9.38  $  9.74
Accumulation units outstanding
at the end of period . . . . . . . . .   1,317,807    1,430,503     652,481    241,737    5,425
------------------------------------------------------------------------------------------------


                                       17

------------------------------------------------------------------------------------------------
                                          2006(3)       2005       2004(2)      2003    2002(1)
------------------------------------------------------------------------------------------------
SBL SELECT 25
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     9.28   $     8.67  $     8.11        ---      ---
  End of period. . . . . . . . . . . .  $     9.55   $     9.28  $     8.67   $   8.11      ---
Accumulation units outstanding
at the end of period . . . . . . . . .     381,506        7,391       5,798      5,028      ---
------------------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    12.85   $    12.49  $    11.13   $   7.43  $  9.10
  End of period. . . . . . . . . . . .  $    12.94   $    12.85  $    12.49   $  11.13  $  7.43
Accumulation units outstanding
at the end of period . . . . . . . . .   1,169,729      317,696     163,559     10,489    4,650
------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $    15.07   $    13.74  $    11.93   $   8.26  $ 10.17
  End of period. . . . . . . . . . . .  $    16.36   $    15.07  $    13.74   $  11.93  $  8.26
Accumulation units outstanding
at the end of period . . . . . . . . .      69,570       50,973      34,576      8,353    1,479
------------------------------------------------------------------------------------------------
SBL SOCIAL AWARENESS
------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . . . . .  $     9.11   $     9.06  $     9.00        ---      ---
  End of period. . . . . . . . . . . .         ---   $     9.11  $     9.06   $   9.00      ---
Accumulation units outstanding
at the end of period . . . . . . . . .         ---        1,318         ---        ---      ---
------------------------------------------------------------------------------------------------
1    For the period of June 1, 2002 (date of inception) through December 31,
     2002.
2    For the period of time of April 29, 2004 (date of inception) through
     December 31, 2004 for the AIM V.I. International Growth, Direxion Evolution
     VP All-Cap Equity (formerly Evolution Managed Equity), Direxion Evolution
     VP Managed Bond (formerly Evolution Managed Bond), Dreyfus IP Technology
     Growth, and Dreyfus VIF International Value Subaccounts.
3    For the period of time of January 1, 2006 through June 16, 2006 for the SBL
     Large Cap Growth, SBL Main Street Growth and Income, and SBL Social
     Awareness Subaccounts. On June 16, 2006, the funds underlying these
     Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund
     Series H (Enhanced Index), and Neuberger Berman AMT Socially Responsive
     Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index, and
     Neuberger Berman AMT Socially Responsive Subaccounts, respectively.
     Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those subaccounts.
4    Accumulation unit values for this Subaccount are for the period May 1, 2006
     (the date first publicly offered) to December 31, 2006.
------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY - The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

     On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7 billion. Together with its affiliates, the Company has total funds under management of approximately $18.6 billion.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

     Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

     A summary of the investment objective of each Underlying Fund is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12b-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     -----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its
     ------------------------------------------------
affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.20% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     ---------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees, and/or other payments that range in total from 0.25% to a maximum of 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

-    Guaranteed Minimum Withdrawal Benefit;

-    Total Protection;*

-    Extra Credit at 3%, 4% or 5%;(1)

-    Waiver of Withdrawal Charge; or

-    0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

1 The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

     Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT (FORMERLY DOLLAR FOR DOLLAR LIVING BENEFIT) - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

     The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not
                                                                       ---
including any Credit Enhancement
and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

     The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

     In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday.

     In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

     Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

     The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

---------------------------
 PAYMENT    TOTAL NUMBER OF
FREQUENCY      PAYMENTS
----------  ---------------
  Monthly         180
Quarterly         60
Semiannual        30
  Annual          15
---------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

     The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

     If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

     This rider is available only if the age of the Annuitant at the time the rider is issued is: (1) age 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) age 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) age 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan.

     Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the

Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

- "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

- "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT (FORMERLY DOLLAR FOR DOLLAR COMBINATION BENEFIT) - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

     In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

     The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

     The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the Fixed Account, the PIMCO Low Duration Subaccount or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

     The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

     In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit

Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

     In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

     The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

     This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is: (1) 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

--------------------------------------------------------------------------------
      ANNUAL         BENEFIT
WITHDRAWAL AMOUNT*   AMOUNT*
-----------------------------
       5%             130%
       6%             110%
       7%             100%
-----------------------------
*A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

TOTAL PROTECTION - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

     Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

     This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

     The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

     The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

     This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

EXTRA CREDIT - This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both the Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

     The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

     The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

----------------------------
INTEREST    RATE OF RETURN
  RATE     (NET OF EXPENSES)
----------------------------
   3%          -5.00%
   4%          -1.50%
   5%           0.80%
----------------------------

     The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

     The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE - This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

     The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

     The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

     Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

     If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE - This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

--------------------------------------------------
      0-YEAR SCHEDULE     4-YEAR SCHEDULE
------------------------  ------------------------
 PURCHASE                  PURCHASE
  PAYMENT                   PAYMENT
    AGE       WITHDRAWAL      AGE      WITHDRAWAL
(IN YEARS)     CHARGE     (IN YEARS)     CHARGE
------------------------  ------------------------
0 and over       0%            1           7%
                               2           7%
                               3           6%
                               4           5%
                           5 and over      0%
--------------------------------------------------


If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

AUTOMATIC BONUS CREDIT - Beginning May 1, 2005, the Company will automatically issue a rider, which makes available a Bonus Credit; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of May 1, 2005 through December 31, 2007; (2) your Contract is issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date is 80 or younger.

     The Bonus Credit, which will be added to your Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If your Contract is issued with a 4-Year Alternate Withdrawal Charge

Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if your Contract is issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit is not available. The Company will apply the Bonus Credit to your Contract Value at the time the Purchase Payment is effective, and any Bonus Credit will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

     The Company reserves the right to withdraw the automatic Bonus Credit at any time without notice. The Company currently plans to make the automatic Bonus Credit available in connection with Contracts issued during the period of May 1, 2005 through December 31, 2007. If your Contract is issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchase the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company plans to make the automatic Bonus Credit available if your application is submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment is received by the Company no later than February 28, 2008.

     The Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Bonus Credit applied. See "Free-Look Right." This Bonus Credit is not available to an Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no charge for this rider.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis or one quarter if transfers were made on a quarterly basis before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account." The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the SBL Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-    the total dollar amount being transferred;

-    the number of transfers you made within the previous 12 months;

-    transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).


--------------------------------------------------------------------------------
                                               NUMBER OF
                                                 ROUND
                                                 TRIPS
              SUBACCOUNT                       TRANSFERS*
---------------------------------------------------------
SBL Money Market                               Unlimited
---------------------------------------------  ----------
PIMCO VIT All Asset                                6
---------------------------------------------  ----------
AIM V.I. Basic Value, AIM V.I. Global Health       4
Care, AIM V.I. Global Real Estate,  AIM V.I.
International Growth, AIM V.I. Mid Cap
Core Equity, Direxion Evolution VP All-Cap
Equity, Direxion Evolution VP Managed
Bond, Dreyfus IP Technology Growth,
Dreyfus VIF International Value, Neuberger
Berman AMT Socially Responsive,
Oppenheimer Main Street Small Cap(R)
Fund/VA, PIMCO VIT Low Duration,
PIMCO VIT Real Return, Rydex VT Sector
Rotation, SBL Alpha Opportunity, SBL
Diversified Income, SBL Enhanced Index,
SBL Equity, SBL Equity Income, SBL
Global, SBL High Yield, SBL Large Cap
Value, SBL Managed Asset Allocation,
SBL Mid Cap Growth, SBL Mid Cap Value,
SBL Select 25, SBL Small Cap Growth,
SBL Small Cap Value
---------------------------------------------  ----------
American Century VP Ultra(R), American             2
Century VP Value
---------------------------------------------------------
*Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the
Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
--------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violatethe frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Interest credited to the Fixed Account,

-    Payment of Purchase Payments,

-    The amount of any outstanding Contract Debt,

-    Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 1.20%, and (5) the administration charge under the Contract of 0.15%.

     The minimum mortality and expense risk charge of 1.20% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

     The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

     In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 . See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements and/or Bonus Credits) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint

Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

     Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the Bonus Credits for purposes of assessing the withdrawal charge. As such, the Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

----------------------------------
PURCHASE PAYMENT OR
BONUS CREDIT AGE (IN   WITHDRAWAL
      YEARS)             CHARGE
----------------------------------
         1                 7%
         2                 7%
         3                 6%
         4                 5%
         5                 4%
         6                 3%
         7                 2%
    8 and over             0%
----------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the

Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

---------------------------------------------------------------
                                          ANNUAL MORTALITY AND
CONTRACT VALUE                             EXPENSE RISK CHARGE
---------------------------------------------------------------
Less than $25,000                                  1.45%
At least $25,000 but less than $100,000            1.30%
$100,000 or more                                   1.20%
---------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE - The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE - The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES - In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one Rider that provides a death benefit.

     The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the applicable maximum rider charge of 1.60%.

------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
------------------------------------------------------------------------------------------------------
                                                                                            Annual
                                                                                Rate(1)  Rider Charge
------------------------------------------------------------------------------  -------  -------------
Guaranteed Minimum Income Benefit                                                 3%        0.15%
                                                                                  5%        0.30%
------------------------------------------------------------------------------  -------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                            6%        0.60%
------------------------------------------------------------------------------  -------  -------------
Annual Stepped Up Death Benefit                                                  ---        0.20%
------------------------------------------------------------------------------  -------  -------------
                                                                                  3%        0.10%
Guaranteed Growth Death Benefit                                                   5%        0.20%
                                                                                  6%(2)     0.25%
                                                                                  7%(2)     0.30%
------------------------------------------------------------------------------  -------  -------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                    5%        0.25%
------------------------------------------------------------------------------  -------  -------------
Enhanced Death Benefit                                                           ---        0.25%
------------------------------------------------------------------------------  -------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit                            ---        0.35%
------------------------------------------------------------------------------  -------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit                             5%        0.35%
------------------------------------------------------------------------------  -------  -------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit          5%        0.45%
------------------------------------------------------------------------------  -------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                     6%        0.85%
------------------------------------------------------------------------------  -------  -------------
Guaranteed Minimum Withdrawal Benefit                                            ---        0.45%(3)
------------------------------------------------------------------------------  -------  -------------
Total Protection                                                                 ---        0.85%(4)
------------------------------------------------------------------------------  -------  -------------
                                                                                  3%        0.40%
Extra Credit(5)                                                                   4%        0.55%
                                                                                  5%        0.70%
------------------------------------------------------------------------------  -------  -------------
Waiver of Withdrawal Charge                                                      ---        0.05%
------------------------------------------------------------------------------  -------  -------------
Alternate Withdrawal Charge(6)                                                  0-Year      0.70%
                                                                                4-Year      0.60%(7)
------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income
     Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced,
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6%
     Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
     Death Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 2.00%.
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
7    The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the
     Company issues your Rider on or after January 1, 2005. However, if the
     Company issued your Rider prior to that date, the charge is 0.55%.
------------------------------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.45% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms-either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     An Owner may transfer Contract Value among the Subaccounts during the Annuity Period.

     The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 % (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -

     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 % (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

     OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 7 - PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 %, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that

Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 . In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 , and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

     The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account option and Loan Account are important to you, you should not select the foregoing optional riders.

     If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the

Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

     If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DCA PLUS ACCOUNT - The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company's Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.

     The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.

     You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased a 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Extra Credit Rider, or if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES - Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT - You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

     JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. If loans are available in your state, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account. The Owner's Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See "The Fixed Account" to determine its availability.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.7%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

     RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM - If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of
Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS - Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS -

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

     In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 . If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     ROTH 403(B). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.

     Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

     Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

     Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account.

     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

     The employee may roll over distributions from a Roth 403(b) account to another Roth account, to a Roth account in a 401(k) plan, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account or a Roth 401(k) account, but not a Roth IRA

     SECTION 408. TRADITIONALINDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the
                  -------------------------------------------
Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

------------------------------
      TAX YEAR         AMOUNT
------------------------------
       2007            $ 4,000
2008 and thereafter    $ 5,000
------------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 -the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible
                   ----------
individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section
408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    ---------------------------
Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     -------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.   The
discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

INVESTMENT ADVISORY SERVICES - You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers (except our affiliate, Brecek & Young Advisors, Inc.), and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses.

     We have entered into an agreement with an investment adviser, Vantage Advisors, LLC, to provide asset allocation services in connection with the Contract. In providing such asset allocation services, Vantage Advisors currently uses the Ibbotson Asset Allocation Program, a proprietary asset allocation and rebalancing program developed by Ibbotson Associates Advisors, LLC. We pay Vantage Advisors a monthly fee, which is based on the aggregate Contract Value of those Contracts for which Owners have retained Vantage Advisors to provide such services. Vantage Advisors has agreed that it will not charge Owners for its asset allocation services provided in connection with the Contract for so long as its agreement with the Company is in effect. You should consult with your representative for details regarding Vantage Advisors' services.

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS - The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.


LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.


LEGAL MATTERS - Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006, 2005 and 2004, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $68,996,259, $5,524,321, and $4,849,070 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     ------------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ----------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

     The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2006 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., GWN Securities, Inc., Capital Financial Services, Inc., Ohio Savings Securities, Inc., and SIMCO Financial.

     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In
     ------------------------------------------------------------------
addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until June 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the AdvanceDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets
  Administrative Services for Certain Owners

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Roth 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------



MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


-----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM V.I. Basic Value     Series II        Long-term growth of capital           A I M Advisors, Inc.
Fund                                                                            11 Greenway Plaza, Suite 100
                                                                                Houston, TX  77046-1179
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM V.I. Global Heath    Series I         Capital growth                        A I M Advisors, Inc.
Care Fund                                                                       11 Greenway Plaza, Suite 100
                                                                                Houston, TX  77046-1182
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM V.I. Global Real     Series I         Achieve high total return through     A I M Advisors, Inc.
Estate Fund (formerly                     growth of capital and current         11 Greenway Plaza, Suite 100
AIM V.I. Real Estate                      income.                               Houston, TX  77046-1173
Fund)                                                                           (Investment Advisor)



                                                                                INVESCO Institutional (N.A.), Inc.
                                                                                Suite 250
                                                                                1355 Peachtree Street, NE
                                                                                Atlanta, GA  30309-3299
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM V.I. International   Series II        To provide long-term growth of        A I M Advisors, Inc.
Growth Fund                               Capital                               11 Greenway Plaza, Suite 100
                                                                                Houston, TX  77046-1183
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM V.I. Mid Cap Core    Series II        Long-term growth of capital           A I M Advisors, Inc.
Equity Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                Houston, TX  77046-1184
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century VP      Class II         Long-term capital growth              American Century Investment Management, Inc.
Ultra(R) Fund                                                                   4500 Main Street
                                                                                Kansas City, MO  64111-1816
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century VP      Class II         Long-term capital growth              American Century Investment Management, Inc.
Value Fund                                                                      4500 Main Street
                                                                                Kansas City, MO  64111-1816
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
Direxion Evolution VP                     High total rate of return             Rafferty Asset Management, LLC
All-Cap Equity Fund                                                             33 Whitehall Street, 10th Floor
(formerly Evolution                                                             New York, NY  10004-2114
Managed Equity Fund)                                                            (Investment Adviser)

                                                                                Flexible Plan Investments, Ltd.
                                                                                3883 Telegraph Road, Suite 100
                                                                                Bloomfield Hills, MI  48302-1432
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
Direxion Evolution VP                     High total rate of return             Rafferty Asset Management, LLC
Managed Bond Fund                                                               33 Whitehall Street, 10th Floor
(formerly Evolution                                                             New York, NY  10004-2114
Managed Bond Fund)                                                              (Investment Adviser)

                                                                                Flexible Plan Investments, Ltd.
                                                                                3883 Telegraph Road, Suite 100
                                                                                Bloomfield Hills, MI  48302-1432
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------


                                       65

-----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
Dreyfus IP Technology    Service          Capital appreciation                  The Dreyfus Corporation
Growth Portfolio                                                                200 Park Avenue
                                                                                New York, NY  10166-0039
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
Dreyfus VIF              Service          Long-term capital growth              The Dreyfus Corporation
International Value                                                             200 Park Avenue
Portfolio                                                                       New York, NY  10166-0039
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
Neuberger Berman         Class S          Long-term growth of capital by        Neuberger Berman Management Inc.
AMT Socially                              investing primarily in securities of  605 Third Avenue, 2nd Floor
Responsive                                companies that meet the Fund's        New York, NY  10158-3698
                                          financial criteria and social policy  (Investment Adviser)

                                                                                Neuberger Berman, LLC
                                                                                605 Third Avenue, 2nd Floor
                                                                                New York, NY  10158-3698
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
Oppenheimer Main         Service          Capital appreciation                  OppenheimerFunds, Inc.
Street Small Cap                                                                Two World Financial Center
Fund(R)/VA                                                                      225 Liberty Street, 11th Floor
                                                                                New York, NY  10281
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
PIMCO VIT All Asset      Administrative   Maximum real return consistent
Portfolio                                 with preservation of real capital     Pacific Investment Management Company LLC
                                          and prudent investment                840 Newport Center Drive, Suite 100
                                          management                            Newport Beach, CA  92660-6398
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
PIMCO VIT Low            Administrative   Seeks maximum total return
Duration Portfolio                        consistent with preservation of       Pacific Investment Management Company LLC
                                          capital and prudent investment        840 Newport Center Drive, Suite 100
                                          management                            Newport Beach, CA  92660-6398
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
PIMCO VIT Real           Administrative   Maximum real return consistent
Return Portfolio                          with preservation of real capital     Pacific Investment Management Company LLC
                                          and prudent investment                840 Newport Center Drive, Suite 100
                                          management                            Newport Beach, CA  92660-6398
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
Rydex VT Sector                           Long-term capital appreciation        Rydex Investments
Rotation Fund                                                                   9601 Blackwell Road, Suite 500
                                                                                Rockville, MD  20850-6478
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series A                         Long-term growth of capital
(SBL Equity)                                                                    6th Avenue Investment Management Company
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series B                         Long-term growth of capital
(SBL Large Cap Value)                                                           6th Avenue Investment Management Company
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series C                         As high a level of current income
(SBL Money Market)                        as is consistent with preservation
                                          of capital by investing in money      6th Avenue Investment Management Company
                                          market securities with varying        5801 SW 6th Avenue
                                          maturities.                           Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series D                         Long-term growth of capital
(SBL Global)                                                                    6th Avenue Investment Management Company
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
                                                                                (Investment Adviser)

                                                                                OppenheimerFunds, Inc.
                                                                                Two World Financial Center
                                                                                225 Liberty Street, 11th Floor
                                                                                New York, NY  10281
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------


                                       66

-----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series E                         Current income with security of
(SBL Diversified                          Principal                             6th Avenue Investment Management Company
Income)                                                                         5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series H                         Outperform S&P 500 Index              6th Avenue Investment Management Company
(SBL Enhanced Index)                                                            5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
                                                                                (Investment Adviser)

                                                                                Northern Trust Investments, N.A.
                                                                                50 LaSalle Street
                                                                                Chicago, IL  60675
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series J                         Capital appreciation                  6th Avenue Investment Management Company
(SBL Mid Cap Growth)                                                            5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series N                         High level of total return            6th Avenue Investment Management Company
(SBL Managed Asset                                                              5801 SW 6th Avenue
Allocation)                                                                     Topeka, KS  66636-0001
                                                                                (Investment Adviser)

                                                                                T. Rowe Price Associates, Inc.
                                                                                100 East Pratt Street
                                                                                Baltimore, MD  21202-1090
                                                                               (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series O                         Substantial dividend income and       6th Avenue Investment Management Company
(SBL Equity Income)                       capital appreciation                  5801 SW 6th Avenue
                                                                                Topeka, KS  66636
                                                                                (Investment Adviser)

                                                                                T. Rowe Price Associates, Inc.
                                                                                100 East Pratt Street
                                                                                Baltimore, MD  21202-1090
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series P                         High current income and capital       6th Avenue Investment Management Company
(SBL High Yield)                          appreciation as a secondary           5801 SW 6th Avenue
                                          objective                             Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series Q                         Capital growth                        6th Avenue Investment Management Company
(SBL Small Cap Value)                                                           5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
                                                                                (Investment Adviser)

                                                                                Wells Capital Management Incorporated
                                                                                525 Market Street, 10th Floor
                                                                                San Francisco, CA  94105
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series V                         Long-term growth of capital           6th Avenue Investment Management Company
(SBL Mid Cap Value)                                                             5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series X                         Long-term growth of capital           6th Avenue Investment Management Company
(SBL Small Cap Growth)                                                          5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
                                                                                (Investment Adviser)

                                                                                RS Investment Management, L.P.
                                                                                388 Market Street
                                                                                San Francisco, CA  94111
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------


                                       67

-----------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series Y                         Long-term growth of capital
(SBL Select 25)                                                                 6th Avenue Investment Management Company
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS  66636-0001
-----------------------  ---------------  ------------------------------------  ---------------------------------------------
SBL Fund Series Z                         Long-term growth of capital           6th Avenue Investment Management Company
(SBL Alpha                                                                      5801 SW 6th Avenue
Opportunity)                                                                    Topeka, KS  66636-0001
                                                                                (Investment Adviser)

                                                                                Mainstream Investment Advisers, LLC
                                                                                101 West Spring Street, Suite 401
                                                                                New Albany, IN  47150-3610
                                                                                (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------

                                                     SECURITY BENEFIT (SM)
                                                     SECURITY DISTRIBUTORS, INC.

                                                     May 1, 2007

PROSPECTUS
--------------------------------------------------------------------------------
SECUREDESIGNS (R) VARIABLE ANNUITY
--------------------------------------------------------------------------------





                                               -----------------
                                               Important Privacy
                                                Notice Included

                                                See Back Cover
                                               -----------------

--------------------------------------------------------------------------------
                         SECUREDESIGNS VARIABLE ANNUITY
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

          ISSUED BY:                                 MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus describes the SecureDesigns Variable Annuity-a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-  AIM V.I. Basic Value                    -  MFS(R) VIT Total Return               -  Rydex VT Hedged Equity
-  AIM V.I. Capital Development            -  MFS(R) VIT Utilities                  -  Rydex VT Multi-Cap Core Equity
-  AIM V.I. Global Health Care             -  Mutual Discovery Securities           -  Rydex VT Sector Rotation
-  AIM V.I. Global Real Estate (formerly   -  Neuberger Berman AMT                  -  SBL Alpha Opportunity
     AIM V.I. Real Estate)                      Socially Responsive                 -  SBL Diversified Income
-  AIM V.I. International Growth           -  Oppenheimer Core Bond Fund/VA         -  SBL Enhanced Index
-  AIM V.I. Mid Cap Core Equity            -  Oppenheimer Main Street               -  SBL Equity
-  American Century VP Mid Cap Value            Small Cap Fund(R)/VA                -  SBL Equity Income
-  American Century VP Ultra(R)            -  PIMCO VIT All Asset                   -  SBL Global
-  American Century VP Value               -  PIMCO VIT CommodityRealReturn         -  SBL High Yield
-  Dreyfus IP Technology Growth                 Strategy                            -  SBL Large Cap Value
-  Dreyfus VIF International Value         -  PIMCO VIT Emerging Markets Bond       -  SBL Managed Asset Allocation
-  Franklin Income Securities              -  PIMCO VIT Foreign Bond                -  SBL Mid Cap Growth
-  Franklin Small Cap Value Securities          (U.S. Dollar-Hedged)                -  SBL Mid Cap Value
-  Janus Aspen INTECH                      -  PIMCO VIT Low Duration                -  SBL Money Market
     Risk-Managed Core                     -  PIMCO VIT Real Return                 -  SBL Select 25
-  Janus Aspen Large Cap Growth            -  PIMCO VIT Small Cap                   -  SBL Small Cap Growth
-  Janus Aspen Mid Cap Growth                   StocksPLUS(R) TR                    -  SBL Small Cap Value
-  Legg Mason Partners Variable            -  Royce Micro-Cap                       -  Van Kampen LIT Comstock
     Aggressive Growth                     -  RVT CLS AdvisorOne Amerigo            -  Van Kampen LIT Government
-  Legg Mason Partners Variable            -  RVT CLS AdvisorOne Clermont           -  Van Kampen UIF Emerging
     Global High Yield Bond                -  Rydex VT Absolute Return Strategies        Markets Equity
-  Legg Mason Partners Variable            -  Rydex VT EP Aggressive                -  Van Kampen UIF Equity and Income
     Small Cap Growth                      -  Rydex VT EP Conservative
-  MFS(R) VIT Research International       -  Rydex VT EP Moderate

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH THE EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2007
--------------------------------------------------------------------------------
   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

     Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 67 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                                         TABLE OF CONTENTS

                                                                                               Page
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purpose of the Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  The Separate Account and the Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Contract Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Charges and Deductions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
  Tax-Free Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Contacting Security Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
EXPENSE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Contract Owner Transaction Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Periodic Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Optional Rider Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
  Examples. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS. . . . . . . . . . . . . .    21
  Security Benefit Life Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Published Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
  Application for a Contract. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
  Guaranteed Minimum Income Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
  6% Dollar for Dollar Guaranteed Minimum Income Benefit. . . . . . . . . . . . . . . . . . .    24
  Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
  Guaranteed Growth Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
  Combined Annual Stepped Up and Guaranteed Growth Death Benefit. . . . . . . . . . . . . . .    27
  Enhanced Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
  Combined Enhanced and Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . .    28
  Combined Enhanced and Guaranteed Growth Death Benefit . . . . . . . . . . . . . . . . . . .    28
  Combined Enhanced, Annual Stepped Up,  and Guaranteed Growth Death Benefit. . . . . . . . .    28
  6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit    29
  Guaranteed Minimum Withdrawal Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . .    30
  Total Protection. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
  Extra Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Waiver of Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    33
  Alternate Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
  Automatic Bonus Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    35
  Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    35
  Dollar Cost Averaging Option. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    35
  Asset Reallocation Option . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36
  Transfers of Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Determination of Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Cut-Off Times . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Full and Partial Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Systematic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Distribution Requirements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Death of the Annuitant. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44
  Administration Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Account Administration Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Loan Interest Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Variations in Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Optional Rider Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Guarantee of Certain Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  Underlying Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
ANNUITY PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48
  Selection of an Option. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  DCA Plus Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Contract Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Transfers and Withdrawals from the Fixed Account. . . . . . . . . . . . . . . . . . . . . .    52
  Payments from the Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
MORE ABOUT THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Designation and Change of Beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Payments from the Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Proof of Age and Survival . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Misstatements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Restrictions on Withdrawals from Qualified Plans. . . . . . . . . . . . . . . . . . . . . .    54
  Restrictions Under the Texas Optional Retirement Program. . . . . . . . . . . . . . . . . .    55


                                        3

                                                                                               Page

FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    55
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    55
  Tax Status of the Company and the Separate Account. . . . . . . . . . . . . . . . . . . . .    55
  Income Taxation of Annuities in General- Non-Qualified Plans. . . . . . . . . . . . . . . .    56
  Additional Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    57
  Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    58
  Other Tax Considerations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
  Voting of Underlying Fund Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
  Substitution of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
  Changes to Comply with Law and Amendments . . . . . . . . . . . . . . . . . . . . . . . . .    63
  Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    63
  Electronic Privileges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    63
  State Variations. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    63
  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
  Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
  Sale of the Contract. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    64
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    65
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    66
  Registration Statement. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    66
  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    66
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . .    66
OBJECTIVES FOR UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    67
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     BONUS CREDIT - An amount added to Contract Value under the Automatic Bonus Credit Rider.

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACT VALUE - The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Extra Credit Rider.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See the "Fixed Account."

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT - The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:

-  AIM V.I. Basic Value                    -  MFS(R) VIT Total Return               -  Rydex VT Hedged Equity
-  AIM V.I. Capital Development            -  MFS(R) VIT Utilities                  -  Rydex VT Multi-Cap Core Equity
-  AIM V.I. Global Health Care             -  Mutual Discovery Securities           -  Rydex VT Sector Rotation
-  AIM V.I. Global Real Estate (formerly   -  Neuberger Berman AMT                  -  SBL Alpha Opportunity
     AIM V.I. Real Estate)                      Socially Responsive                 -  SBL Diversified Income
-  AIM V.I. International Growth           -  Oppenheimer Core Bond Fund/VA         -  SBL Enhanced Index
-  AIM V.I. Mid Cap Core Equity            -  Oppenheimer Main Street               -  SBL Equity
-  American Century VP Mid Cap Value            Small Cap Fund(R)/VA                -  SBL Equity Income
-  American Century VP Ultra(R)            -  PIMCO VIT All Asset                   -  SBL Global
-  American Century VP Value               -  PIMCO VIT CommodityRealReturn         -  SBL High Yield
-  Dreyfus IP Technology Growth                 Strategy                            -  SBL Large Cap Value
-  Dreyfus VIF International Value         -  PIMCO VIT Emerging Markets Bond       -  SBL Managed Asset Allocation
-  Franklin Income Securities              -  PIMCO VIT Foreign Bond                -  SBL Mid Cap Growth
-  Franklin Small Cap Value Securities         (U.S. Dollar-Hedged)                 -  SBL Mid Cap Value
-  Janus Aspen INTECH                      -  PIMCO VIT Low Duration                -  SBL Money Market
     Risk-Managed Core                     -  PIMCO VIT Real Return                 -  SBL Select 25
-  Janus Aspen Large Cap Growth            -  PIMCO VIT Small Cap                   -  SBL Small Cap Growth
-  Janus Aspen Mid Cap Growth                   StocksPLUS(R)TR                     -  SBL Small Cap Value
-  Legg Mason Partners Variable            -  Royce Micro-Cap                       -  Van Kampen LIT Comstock
     Aggressive Growth                     -  RVT CLS AdvisorOne Amerigo            -  Van Kampen LIT Government
-  Legg Mason Partners Variable            -  RVT CLS AdvisorOne Clermont           -  Van Kampen UIF Emerging
     Global High Yield Bond                -  Rydex VT Absolute Return Strategies        Markets Equity
-  Legg Mason Partners Variable            -  Rydex VT EP Aggressive                -  Van Kampen UIF Equity and Income
     Small Cap Growth                      -  Rydex VT EP Conservative
-  MFS(R) VIT Research International       -  Rydex VT EP Moderate

     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

--------------------------------------------------------------------------------

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. The Fixed Account is not available in all states and is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. See "The Fixed Account."

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

-    Guaranteed Minimum Withdrawal Benefit;

-    Total Protection;*

-    Extra Credit at 3%, 4% or 5%;(1)

-    Waiver of Withdrawal Charge; or

-    0-Year or 4-Year Alternate Withdrawal Charge.(1)

*Provides a death benefit.

1 The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements and/or Bonus Credits) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

---------------------------------
PURCHASE PAYMENT OR
  BONUS CREDIT AGE     WITHDRAWAL
    (IN YEARS)           CHARGE
--------------------  -----------
        1                 7%
        2                 7%
        3                 6%
        4                 5%
        5                 4%
        6                 3%
        7                 2%
    8 and over            0%
---------------------------------

     The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------------------
                                            ANNUAL MORTALITY AND
CONTRACT VALUE                              EXPENSE RISK CHARGE
----------------------------------------------------------------
Less than $25,000                                  0.85%
At least $25,000 but less than $100,000            0.70%
100,000 or more                                    0.60%
----------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

     The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with total rider charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the maximum rider charge of 1.60%. Each rider and its charge are listed below. See "Optional Rider Charges."

------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
------------------------------------------------------------------------------------------------
                                                                                       Annual
                                                                           Rate(1)  Rider Charge
-------------------------------------------------------------------------  -------  ------------
-------------------------------------------------------------------------  -------  ------------
Guaranteed Minimum Income Benefit                                            3%        0.15%
                                                                             5%        0.30%
-------------------------------------------------------------------------  -------  ------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                       6%        0.60%
-------------------------------------------------------------------------  -------  ------------
Annual Stepped Up Death Benefit                                             ---        0.20%
-------------------------------------------------------------------------  -------  ------------
                                                                             3%        0.10%
Guaranteed Growth Death Benefit                                              5%        0.20%
                                                                             6%(2)     0.25%
                                                                             7%(2)     0.30%
-------------------------------------------------------------------------  -------  ------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit               5%        0.25%
-------------------------------------------------------------------------  -------  ------------
Enhanced Death Benefit                                                      ---        0.25%
-------------------------------------------------------------------------  -------  ------------
Combined Enhanced and Annual Stepped Up Death Benefit                       ---        0.35%
-------------------------------------------------------------------------  -------  ------------
Combined Enhanced and Guaranteed Growth Death Benefit                        5%        0.35%
-------------------------------------------------------------------------  -------  ------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit     5%        0.40%
-------------------------------------------------------------------------  -------  ------------
6% Dollar for Dollar Guaranteed Minimum Income                               6%        0.85%
Benefit and Guaranteed Minimum Death Benefit
-------------------------------------------------------------------------  -------  ------------
Guaranteed Minimum Withdrawal Benefit                                       ---        0.45%(3)
-------------------------------------------------------------------------  -------  ------------
Total Protection                                                            ---        0.85%(4)
-------------------------------------------------------------------------  -------  ------------
                                                                             3%        0.40%
Extra Credit(5)                                                              4%        0.55%
                                                                             5%        0.70%
-------------------------------------------------------------------------  -------  ------------
Waiver of Withdrawal Charge                                                 ---        0.05%
-------------------------------------------------------------------------  -------  ------------
Alternate Withdrawal Charge(6)                                             0-Year      0.70%
                                                                           4-Year      0.60%(7)
------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income
     Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced,
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6%
     Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
     Death Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 1.60% of Contract Value (1.00% for Contracts issued prior to June
     19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.60% of Contract Value (1.00% for
     Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal
     Charge Rider).
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
7    The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the
     Company issues your Rider on or after January 1, 2005. However, if the
     Company issued your Rider prior to that date, the charge is 0.55%.
------------------------------------------------------------------------------------------------

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING SECURITY BENEFIT - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See
"Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------------------------  ----------
  Sales Load on Purchase Payments                                                                      None
--------------------------------------------------------------------------------------------------  ----------
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)          7%(1)
--------------------------------------------------------------------------------------------------  ----------
  Transfer Fee (per transfer)                                                                          None
--------------------------------------------------------------------------------------------------  ----------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------------------------  ----------
  Account Administration Charge                                                                     $   30 (2)
--------------------------------------------------------------------------------------------------  ----------
  Net Loan Interest Charge(3)                                                                          2.5%
--------------------------------------------------------------------------------------------------  ----------
  Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------------------------  ----------
    Annual Mortality and Expense Risk Charge                                                          0.85%(4)
--------------------------------------------------------------------------------------------------  ----------
    Annual Administration Charge                                                                      0.15%
--------------------------------------------------------------------------------------------------  ----------
    Maximum Annual Charge for Optional Riders                                                         1.60%(5)
--------------------------------------------------------------------------------------------------  ----------
    Total Separate Account Annual Expenses                                                            2.60%
--------------------------------------------------------------------------------------------------------------
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract
     Year equal to (1) 10% of Purchase Payments, excluding any Credit
     Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10%
     of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and
     "Contingent Deferred Sales Charge" for more information.
2    An account administration charge of $30 is deducted at each Contract
     Anniversary, and a pro rata account administration charge is deducted: (1)
     upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost equals the difference between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.5% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.5%, plus the amount of any applicable rider charges.
4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.85%; At least $25,000 but less than
     $100,000 - 0.70%; $100,000 or more - 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract
     Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25%
     for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and
     Expense Risk Charge."
5    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
--------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
----------------------------------------------------------------------------------------------------------------------
                                                                                              Interest      Annual
                                                                                               Rate(1)   Rider Charge
--------------------------------------------------------------------------------------------  ---------  -------------
Guaranteed Minimum Income Benefit Rider                                                            3%         0.15%
                                                                                                   5%         0.30%
--------------------------------------------------------------------------------------------  ---------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                             6%         0.60%
--------------------------------------------------------------------------------------------  ---------  -------------
Annual Stepped Up Death Benefit Rider                                                            ---          0.20%
--------------------------------------------------------------------------------------------  ---------  -------------
                                                                                                   3%         0.10%
Guaranteed Growth Death Benefit Rider                                                              5%         0.20%
                                                                                                   6%(2)      0.25%
                                                                                                   7%(2)      0.30%
--------------------------------------------------------------------------------------------  ---------  -------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider           5%         0.25%
--------------------------------------------------------------------------------------------  ---------  -------------
Enhanced Death Benefit Rider                                                                     ---          0.25%
--------------------------------------------------------------------------------------------  ---------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                                      ---          0.35%
--------------------------------------------------------------------------------------------  ---------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                                        5%         0.35%
--------------------------------------------------------------------------------------------  ---------  -------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider                    5%         0.40%
--------------------------------------------------------------------------------------------  ---------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit        6%         0.85%
--------------------------------------------------------------------------------------------  ---------  -------------
Guaranteed Minimum Withdrawal Benefit Rider                                                      ---          0.45%(3)
--------------------------------------------------------------------------------------------  ---------  -------------
Total Protection Rider                                                                           ---          0.85%(3)
--------------------------------------------------------------------------------------------  ---------  -------------
                                                                                                   3%         0.40%
Extra Credit Rider(4)                                                                              4%         0.55%
                                                                                                   5%         0.70%
--------------------------------------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge Rider                                                                ---          0.05%
--------------------------------------------------------------------------------------------  ---------  -------------
Alternate Withdrawal Charge Rider(5)                                                            0-Year        0.70%
                                                                                                4-Year        0.60%(6)
----------------------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income
     Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced,
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6%
     Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
     Death Benefit Rider, the applicable Credit Enhancement rate for the Extra
     Credit Rider and the applicable withdrawal charge schedule for the
     Alternate Withdrawal Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed
     1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the
     Total Protection Rider on an annual basis. Please see the discussion under
     "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year
     Alternate Withdrawal Charge Rider).
4    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
5    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
6    The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the
     Company issues your Rider on or after January 1, 2005. However, if the
     Company issued your Rider prior to that date, the charge is 0.55%.
----------------------------------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

---------------------------------------------------------------------------------
                                                    MINIMUM    MAXIMUM
--------------------------------------------------  --------  ---------
Total Annual Underlying Fund Operating Expenses(1)    0.65%    3.02%(2)
-----------------------------------------------------------------------
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that
     Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2006. The Total Annual
     Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
2    The actual minimum and maximum Total Annual Underlying Fund Operating
     Expenses for the period ended December 31, 2006 after taking into account any contractual expense waivers and/or reimbursements were 0.65% and 2.94%, respectively.
---------------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------
                                                                           1       3       5      10
                                                                          YEAR   YEARS   YEARS   YEARS
-----------------------------------------------------------------------  ------  ------  ------  ------
If you surrender your Contract at the end of the applicable time period  $1,190  $2,208  $3,127  $5,466
-----------------------------------------------------------------------  ------  ------  ------  ------
If you do not surrender or you annuitize your Contract                      563   1,677   2,777   5,466
-------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. Because the following Subaccounts were not in existence as of December 31, 2006, accumulation unit values and ending accumulation units outstanding have not been provided: American Century VP Mid Cap Value, Franklin Income Securities, Franklin Small Cap Value Securities, Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Global High Yield Bond, Mutual Discovery Securities, Oppenheimer Core Bond Fund/VA, PIMCO VIT Emerging Markets Bond, PIMCO VIT Small Cap StocksPLUS(R) TR, Rydex VT Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Van Kampen UIF Emerging Markets Equity.

---------------------------------------------------------------------------------------------------------
                                   2006(3,4)      2005       2004(2)       2003        2002      2001(1)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    13.85   $    13.64  $    12.77          ---         ---       ---
  End of period. . . . . . . . .  $    15.07   $    13.85  $    13.64   $    12.77         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     631,977      408,342     317,491       82,779         ---       ---
---------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.55          ---         ---          ---         ---       ---
Accumulation units Outstanding
at the end of period . . . . . .     366,210          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    12.56   $    12.06  $    11.64          ---         ---       ---
  End of period. . . . . . . . .  $    12.74   $    12.56  $    12.06   $    11.64         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     330,130      172,405     116,719       32,710         ---       ---
---------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE
(FORMERLY AIM V.I. REAL ESTATE)
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    18.54   $    16.85  $    12.81          ---         ---       ---
  End of period. . . . . . . . .  $    25.47   $    18.54  $    16.85   $    12.81         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   1,443,163      849,659     460,520      111,342         ---       ---
---------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL
GROWTH FUND SERIES II
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    13.16   $    11.61  $    10.00          ---         ---       ---
  End of period. . . . . . . . .  $    16.21   $    13.16  $    11.61          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   2,335,721      584,632     121,624          ---         ---       ---
---------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    13.86   $    13.41  $    12.26          ---         ---       ---
  End of period. . . . . . . . .  $    14.82   $    13.86  $    13.41   $    12.26         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     290,337      231,774     110,873       33,968         ---       ---
---------------------------------------------------------------------------------------------------------


                                       14

---------------------------------------------------------------------------------------------------------
                                   2006(3,4)      2005       2004(2)       2003        2002      2001(1)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    12.11   $    12.33  $    11.57          ---         ---       ---
  End of period. . . . . . . . .  $    11.27        12.11  $    12.33   $    11.57         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   1,295,982    1,119,094     271,402       61,800         ---       ---
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    13.64   $    13.50  $    12.28          ---         ---       ---
  End of period. . . . . . . . .  $    15.56   $    13.64  $    13.50   $    12.28         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   1,543,792      877,541     260,569       33,285         ---       ---
---------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.12   $    10.15  $    10.00          ---         ---       ---
  End of period. . . . . . . . .  $    10.14   $    10.12  $    10.15          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     130,694       74,365      36,497          ---         ---       ---
---------------------------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    12.10   $    11.25  $    10.00          ---         ---       ---
  End of period. . . . . . . . .  $    14.27   $    12.10  $    11.25          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   1,894,749    1,448,082     706,250          ---         ---       ---
---------------------------------------------------------------------------------------------------------
MFS(R) VIT RESEARCH
INTERNATIONAL
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    11.34          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     792,621          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
MFS(R) VIT TOTAL RETURN
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.64          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   3,213,939          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
MFS(R) VIT UTILITIES
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    12.33          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     914,818          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------


                                       15

---------------------------------------------------------------------------------------------------------
                                   2006(3,4)      2005       2004(2)       2003        2002      2001(1)
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT
SOCIALLY RESPONSIVE (5)
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    16.28          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     184,584          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN
STREET SMALL CAP(R)
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    16.48   $    15.59  $    13.58          ---         ---       ---
  End of period. . . . . . . . .  $    18.20   $    16.48  $    15.59   $    13.58         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     592,722      313,521     154,844       34,851         ---       ---
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    11.87   $    11.60  $    10.81          ---         ---       ---
  End of period. . . . . . . . .  $    11.97   $    11.87  $    11.60   $    10.81         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   1,264,392      883,668     389,040       91,895         ---       ---
---------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITY
REALRETURN STRATEGY
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.18          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     153,470          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND
(U.S. DOLLAR-HEDGED)
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $     9.96          ---         ---          ---         ---       ---
Accumulation units Outstanding
 at the end of period . . . . . .    677,587          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     9.38   $     9.64  $     9.83          ---         ---       ---
  End of period. . . . . . . . .  $     9.40   $     9.38  $     9.64   $     9.83         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   2,354,587    1,644,739   1,136,486      778,084         ---       ---
---------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.72   $    10.91  $    10.40          ---         ---       ---
  End of period. . . . . . . . .  $    10.41   $    10.72  $    10.91   $    10.40         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   4,477,341    3,581,337   1,308,272      394,954         ---       ---

---------------------------------------------------------------------------------------------------------


                                       16

---------------------------------------------------------------------------------------------------------
                                   2006(3,4)      2005       2004(2)       2003        2002      2001(1)
---------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.74          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     574,640          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.51          ---         ---          ---         ---       ---
Accumulation units  outstanding
at the end of period . . . . . .   2,280,828          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE CLERMONT
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.27          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     617,067          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
RYDEX SECTOR ROTATION
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    14.30   $    13.05  $    12.24          ---         ---       ---
  End of period. . . . . . . . .  $    15.34   $    14.30  $    13.05   $    12.24         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   1,028,331      473,402     217,441       91,053         ---       ---
---------------------------------------------------------------------------------------------------------
SBL ALPHA OPPORTUNITY
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    12.90   $    12.56  $    11.58          ---         ---       ---
  End of period. . . . . . . . .  $    14.06   $    12.90  $    12.56   $    11.58         ---       ---
Accumulation units outstanding
at the end of period               1,090,542      568,440     306,334       68,970         ---       ---
---------------------------------------------------------------------------------------------------------
SBL DIVERSIFIED INCOME
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    11.18   $    11.39  $    11.39   $    11.46  $    10.89  $  10.64
  End of period. . . . . . . . .  $    11.17   $    11.18  $    11.39   $    11.39  $    11.46  $  10.89
Accumulation units outstanding
at the end of period . . . . . .   3,084,496    2,650,198   1,781,038    1,281,255   1,143,363   416,745
---------------------------------------------------------------------------------------------------------
SBL ENHANCED INDEX
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     7.14   $     7.06  $     6.67   $     5.42  $     7.31  $   8.47
  End of period. . . . . . . . .  $     7.95   $     7.14  $     7.06   $     6.67  $     5.42  $   7.31
Accumulation units outstanding
at the end of period . . . . . .   3,410,328    1,069,058     819,933      577,687     237,774   192,600
---------------------------------------------------------------------------------------------------------


                                       17

---------------------------------------------------------------------------------------------------------
                                   2006(3,4)      2005       2004(2)       2003        2002      2001(1)
---------------------------------------------------------------------------------------------------------
SBL EQUITY
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     6.58   $     6.55  $     6.30   $     5.38  $     7.36  $   8.40
  End of period. . . . . . . . .  $     7.15   $     6.58  $     6.55   $     6.30  $     5.38  $   7.36
Accumulation units outstanding
at the end of period . . . . . .     899,214      836,707     810,045      758,144     544,857   176,676
---------------------------------------------------------------------------------------------------------
SBL EQUITY INCOME
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    12.04   $    12.05  $    10.93   $     9.06  $    10.87  $  11.09
  End of period. . . . . . . . .  $    13.78   $    12.04  $    12.05   $    10.93  $     9.06  $  10.87
Accumulation units outstanding
at the end of period . . . . . .   4,739,451    3,510,406   1,944,876    1,161,217     803,419   287,273
---------------------------------------------------------------------------------------------------------
SBL GLOBAL
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.10   $     9.23  $     8.07   $     5.84  $     7.84  $   9.09
  End of period. . . . . . . . .  $    11.41   $    10.10  $     9.23   $     8.07  $     5.84  $   7.84
Accumulation units outstanding
at the end of period . . . . . .   5,808,728    3,895,080   2,679,337    2,234,390     900,881   242,048
---------------------------------------------------------------------------------------------------------
SBL HIGH YIELD
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    22.43   $    22.43  $    20.87   $    17.80  $    18.41  $  18.37
  End of period. . . . . . . . .  $    24.02   $    22.43  $    22.43   $    20.87  $    17.80  $  18.41
Accumulation units outstanding
at the end of period . . . . . .   1,808,474    1,028,882     703,478      627,384     301,751    47,057
---------------------------------------------------------------------------------------------------------
SBL LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     5.25   $     5.28  $     5.31   $     4.44  $     6.33  $   7.39
  End of period. . . . . . . . .         ---   $     5.25  $     5.28   $     5.31  $     4.44  $   6.33
Accumulation units outstanding
at the end of period . . . . . .         ---    1,709,215   1,314,055    1,475,898     829,448   180,104
---------------------------------------------------------------------------------------------------------
SBL LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     9.27   $     8.70  $     8.16   $     6.57  $     9.00  $   9.77
  End of period. . . . . . . . .  $    10.89   $     9.27  $     8.70   $     8.16  $     6.57  $   9.00
Accumulation units outstanding
at the end of period . . . . . .   2,858,672    1,360,789   1,385,522      931,853     610,851   343,404
---------------------------------------------------------------------------------------------------------
SBL MAIN STREET
GROWTH & INCOME(R)
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    15.28   $    15.06  $    14.38   $    11.82  $    15.21  $  17.05
  End of period. . . . . . . . .         ---   $    15.28  $    15.06   $    14.38  $    11.82  $  15.21
Accumulation units outstanding
at the end of period . . . . . .         ---    1,056,362     759,040      602,361     355,261   142,304
---------------------------------------------------------------------------------------------------------


                                       18

---------------------------------------------------------------------------------------------------------
                                   2006(3,4)      2005       2004(2)       2003        2002      2001(1)
---------------------------------------------------------------------------------------------------------
SBL MANAGED ASSET ALLOCATION
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     9.73   $     9.68  $     9.07   $     7.60  $     8.74  $   9.47
  End of period. . . . . . . . .  $    10.50   $     9.73  $     9.68   $     9.07  $     7.60  $   8.74
Accumulation units outstanding
at the end of period . . . . . .   2,164,609    1,580,984     892,862      554,165     252,528   103,760
---------------------------------------------------------------------------------------------------------
SBL MID CAP GROWTH
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     9.40   $     9.05  $     8.53   $     5.67  $     8.34  $   9.68
  End of period. . . . . . . . .  $     9.50   $     9.40  $     9.05   $     8.53  $     5.67  $   8.34
Accumulation units outstanding
at the end of period . . . . . .   3,258,276    2,519,655   2,056,381    1,569,313   1,093,762   364,122
---------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    20.47   $    18.28  $    14.95   $    10.06  $    12.16  $  11.13
  End of period. . . . . . . . .  $    22.61   $    20.47  $    18.28   $    14.95  $    10.06  $  12.16
Accumulation units outstanding
at the end of period . . . . . .   4,861,962    3,156,522   1,847,663    1,135,916     798,428   292,715
---------------------------------------------------------------------------------------------------------
SBL MONEY MARKET
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     9.17   $     9.27  $     9.56   $     9.87  $    10.13  $  10.16
  End of period. . . . . . . . .  $     9.23   $     9.17  $     9.27   $     9.56  $     9.87  $  10.13
Accumulation units outstanding
at the end of period . . . . . .   3,842,379    1,381,933     909,010    1,177,714     982,287   401,703
---------------------------------------------------------------------------------------------------------
SBL SELECT 25
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     6.93   $     6.44  $     5.99   $     5.28  $     7.47  $   8.30
  End of period. . . . . . . . .  $     7.18   $     6.93  $     6.44   $     5.99  $     5.28  $   7.47
Accumulation units outstanding
at the end of period . . . . . .   3,428,338      631,796     405,968      314,857     185,009   133,791
---------------------------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     6.73   $     6.49  $     5.75   $     3.82  $     5.40  $   7.14
  End of period. . . . . . . . .  $     6.81   $     6.73  $     6.49   $     5.75  $     3.82  $   5.40
Accumulation units outstanding
at the end of period . . . . . .   2,451,178    1,834,999   1,453,650    1,037,908     652,170   234,506
---------------------------------------------------------------------------------------------------------
SBL SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    20.49   $    18.58  $    16.02   $    11.03  $    12.30  $  10.29
  End of period. . . . . . . . .  $    22.39   $    20.49  $    18.58   $    16.02  $    11.03  $  12.30
Accumulation units outstanding
at the end of period . . . . . .   1,915,706    1,350,837     757,314      506,024     319,542   164,868
---------------------------------------------------------------------------------------------------------


                                       19

---------------------------------------------------------------------------------------------------------
                                   2006(3,4)      2005       2004(2)       2003        2002      2001(1)
---------------------------------------------------------------------------------------------------------
SBL SOCIAL AWARENESS
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $     6.36   $     6.29  $     6.21   $     5.20  $     6.92  $   8.02
  End of period. . . . . . . . .         ---   $     6.36  $     6.29   $     6.21  $     5.20  $   6.92
Accumulation units outstanding
at the end of period . . . . . .        ---      362,512     338,586      266,498     209,531    65,355
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.94          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     440,279          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.05          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .   2,145,045          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF
EQUITY AND INCOME
---------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period. . . . . .  $    10.00          ---         ---          ---         ---       ---
  End of period. . . . . . . . .  $    10.73          ---         ---          ---         ---       ---
Accumulation units outstanding
at the end of period . . . . . .     795,678          ---         ---          ---         ---       ---
---------------------------------------------------------------------------------------------------------
1    For the period of January 12, 2001 (date of inception) through December 31,
     2001.
2    For the period of April 29, 2004 (date of inception) through December 31,
     2004 for the AIM V.I. International Growth, Dreyfus IP Technology Growth
     and Dreyfus VIF International Value Subaccounts.
3    For the period of March 13, 2006 (date of inception) through December 31,
     2006 for the AIM V.I. Capital Development, Legg Mason Partners Variable
     Aggressive Growth, Legg Mason Partners Variable Small Cap Growth, MFS(R)
     VIT Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities,
     PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S.
     Dollar-Hedged), Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS
     AdvisorOne Clermont, Van Kampen LIT Comstock, Van Kampen LIT Government,
     and Van Kampen UIF Equity and Income Subaccounts.
4    On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main
     Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced
     Index) and Neuberger Berman AMT Socially Responsive Portfolio,
     respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger
     Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after
     June 16, 2006, for this subaccount.
5    Accumulation unit values for this Subaccount are for the period May 1, 2006
     (the date first publicly offered) to December 31, 2006.
---------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY - The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

     On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7 billion. Together with its affiliates, the Company has total funds under management of approximately $18.6 billion.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

     Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

     A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary of, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     -----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its
     ------------------------------------------------
affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     ---------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

- 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

-    Guaranteed Minimum Withdrawal Benefit;

-    Total Protection;*

-    Extra Credit at 3%, 4% or 5%;(1)

-    Waiver of Withdrawal Charge; or

-    0-Year or 4-Year Alternate Withdrawal Charge. (1)

*Provides a death benefit.

1 The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

     Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT (FORMERLY DOLLAR FOR DOLLAR LIVING BENEFIT) - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

     The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

     The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

     In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday.

     In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

     Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

     The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

-------------------------------------------
PAYMENT FREQUENCY  TOTAL NUMBER OF PAYMENTS
-----------------  ------------------------
    Monthly                 180
   Quarterly                 60
  Semiannual                 30
    Annual                   15
-------------------------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

     The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

     If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

     This rider is available only if the age of the Annuitant at the time the rider is issued is: (1) age 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) age 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) age 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan.

     Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

- "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

- "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced.If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT (FORMERLY THE DOLLAR FOR DOLLAR COMBINATION BENEFIT) - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

     In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

     The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

     The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the SBL Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

     The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

     In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

     In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

     The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

     This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is: (1) 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

--------------------------------------------------------------------------------
      ANNUAL
WITHDRAWAL AMOUNT*   BENEFIT AMOUNT*
-------------------------------------
       5%                 130%
       6%                 110%
       7%                 100%
-------------------------------------
*    A percentage of the initial Purchase Payment including any Credit
     Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

TOTAL PROTECTION - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

     Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

     This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

     The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

     The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

     This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

EXTRA CREDIT - This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract

Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

     The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

     The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

---------------------------------
                 RATE OF RETURN
INTEREST RATE   (NET OF EXPENSES)
---------------------------------
      3%             -5.00%
      4%             -1.50%
      5%              0.80%
---------------------------------

     The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

     The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE - This rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65,
(2)your confinement to a nursing home, or (3) terminal illness.

     The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

     The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

     Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

     If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. This rider is available only if the age of the Owner at the time the Contract is issued is age 65 or younger. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE - This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

--------------------------------------------------------
   0-YEAR  SCHEDULE             4-YEAR  SCHEDULE
-----------------------  -------------------------------
PURCHASE                  PURCHASE
PAYMENT                    PAYMENT
AGE (IN      WITHDRAWAL      AGE
YEARS)         CHARGE     (IN YEARS)   WITHDRAWAL CHARGE
-----------------------  -------------------------------
0 and over       0%           1             7%
                              2             7%
                              3             6%
                              4             5%
                         5 and over         0%
--------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the

Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

AUTOMATIC BONUS CREDIT - Beginning May 1, 2005, the Company will automatically issue a rider, which makes available a Bonus Credit; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of May 1, 2005 through December 31, 2007; (2) your Contract is issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date is 80 or younger.

     The Bonus Credit, which will be added to your Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If your Contract is issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if your Contract is issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit is not available. The Company will apply the Bonus Credit to your Contract Value at the time the Purchase Payment is effective, and any Bonus Credit will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

     The Company reserves the right to withdraw the automatic Bonus Credit at any time without notice. The Company currently plans to make the automatic Bonus Credit available in connection with Contracts issued during the period of May 1, 2005 through December 31, 2007. If your Contract is issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchase the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company plans to make the automatic Bonus Credit available if your application is submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment is received by the Company no later than February 28, 2008.

     The Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Bonus Credit applied. See "Free-Look Right." This Bonus Credit is not available to an Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no charge for this rider.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's

Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account." The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the SBL Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-    the total dollar amount being transferred;

-    the number of transfers you made within the previous 12 months;

-    transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   ROUND TRIP
SUBACCOUNT                                                                                        TRANSFERS(1)
------------------------------------------------------------------------------------------------  ------------
RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, SBL Money Market                          Unlimited
------------------------------------------------------------------------------------------------  ------------
PIMCO VIT All Asset,                                                                                   6
------------------------------------------------------------------------------------------------  ------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global       4
Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dreyfus IP
Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small
Cap Value Securities, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners
Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS(R) VIT
Research International, MFS(R) VIT Total Return, MFS(R) VIT Utilities, Mutual Discovery
Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA,
Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO VIT CommodityRealReturn Strategy,
PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO
VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS(R) TR, Rydex VT
Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP
Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation,
SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity
Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation,
SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small
Cap Value, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF
Emerging Markets Equity, Van Kampen UIF Equity and Income
------------------------------------------------------------------------------------------------  ------------
American Century VP Mid Cap Value, American Century VP Ultra(R), American Century VP Value             2
------------------------------------------------------------------------------------------------  ------------
Royce Micro-Cap                                                                                        1(2)
------------------------------------------------------------------------------------------------  ------------
Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid                    1(3)
Cap Growth
------------------------------------------------------------------------------------------------  ------------
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3    Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
--------------------------------------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Interest credited to the Fixed Account,

-    Payment of Purchase Payments,

-    The amount of any outstanding Contract Debt,

-    Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

     The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

     The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, and/or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

     In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we received your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

     Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the Bonus Credits for purposes of assessing the withdrawal charge. As such, the Bonus Credits are subject to withdrawal charges on the same basis as Purchase

Payments in the event of a full or partial withdrawal of any such Bonus Credits.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

----------------------------------
PURCHASE PAYMENT OR
BONUS CREDIT AGE        WITHDRAWAL
   (IN YEARS)            CHARGE
----------------------------------
       1                   7%
       2                   7%
       3                   6%
       4                   5%
       5                   4%
       6                   3%
       7                   2%
    8 and over             0%
----------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

---------------------------------------------------------------
                                          ANNUAL MORTALITY AND
CONTRACT VALUE                             EXPENSE RISK CHARGE
----------------------------------------  ---------------------
Less than $25,000                                 0.85%
At least $25,000 but less than $100,000           0.70%
100,000 or more                                   0.60%
---------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE - The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE - The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit, and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one rider that provides a death benefit.

     The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%, the Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%, and the Total Protection Rider with a cost of 0.85%, because the total cost of such riders, 1.85%, would exceed the applicable maximum rider charge of 1.60%.

--------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------------------------------------------
                                                                                                          Annual
                                                                                              Rate(1)  Rider Charge
--------------------------------------------------------------------------------------------  -------  -------------
Guaranteed Minimum Income Benefit                                                               3%        0.15%
                                                                                                5%        0.30%
--------------------------------------------------------------------------------------------  -------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                          6%        0.60%
--------------------------------------------------------------------------------------------  -------  -------------
Annual Stepped Up Death Benefit                                                                ---        0.20%
--------------------------------------------------------------------------------------------  -------  -------------
                                                                                                3%        0.10%
Guaranteed Growth Death Benefit                                                                 5%        0.20%
                                                                                                6%(2)     0.25%
                                                                                                7%(2)     0.30%
--------------------------------------------------------------------------------------------  -------  -------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                  5%        0.25%
--------------------------------------------------------------------------------------------  -------  -------------
Enhanced Death Benefit                                                                         ---        0.25%
--------------------------------------------------------------------------------------------  -------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit                                          ---        0.35%
--------------------------------------------------------------------------------------------  -------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit                                           5%        0.35%
--------------------------------------------------------------------------------------------  -------  -------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                        5%        0.45%
--------------------------------------------------------------------------------------------  -------  -------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit     6%        0.85%
--------------------------------------------------------------------------------------------  -------  -------------
Guaranteed Minimum Withdrawal Benefit                                                          ---        0.45%(3)
--------------------------------------------------------------------------------------------  -------  -------------
Total Protection                                                                               ---        0.85%(4)
--------------------------------------------------------------------------------------------  -------  -------------
                                                                                                3%        0.40%
Extra Credit(5)                                                                                 4%        0.55%
                                                                                                5%        0.70%
--------------------------------------------------------------------------------------------  -------  -------------
Waiver of Withdrawal Charge                                                                    ---        0.05%
--------------------------------------------------------------------------------------------  -------  -------------
Alternate Withdrawal Charge(6)                                                                0-Year      0.70%
--------------------------------------------------------------------------------------------  -------  -------------
                                                                                              4-Year      0.60%(7)
--------------------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income
     Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced,
     Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6%
     Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
     Death Rider, the applicable Credit Enhancement rate for the Extra Credit
     Rider and the applicable withdrawal charge schedule for the Alternate
     Withdrawal Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 1.60% of Contract Value (1.00% for Contracts issued prior to June
     19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.60% of Contract Value (1.00% for
     Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal
     Charge Rider).
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
7    The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the
     Company issues your Rider on or after January 1, 2005. However, if the
     Company issued your Rider prior to that date, the charge is 0.55%.
--------------------------------------------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms-either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

     The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -

     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

     OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 7 - PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

     The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account and Loan Account are important to you, you should not select the foregoing optional riders.

     If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or


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more years (each a "Guarantee Period"). The Company currently offers only
Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

     If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DCA PLUS ACCOUNT - The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company's Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.

     The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.

     You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased a 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Extra Credit Rider, or if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES - Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly


                                       51
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or indirectly the investment advisory fees and operating expenses of the
Underlying Funds to the extent Contract Value is allocated to the Fixed Account, and you will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT - You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

     JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and


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
recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. If loans are available in your state, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account. The Owner's Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See "The Fixed Account" to determine its availability.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.5% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of

0.20%, the loan interest rate is guaranteed not to exceed 3.7%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed
Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.5%, plus the amount of any applicable rider charges.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM - If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of
Section 817(h).

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS - Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS -

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity

Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

     In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a
Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     ROTH 403(B). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.

     Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

     Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

     Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account.

     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

     The employee may roll over distributions from a Roth 403(b) account to another Roth account, to a Roth account in a 401(k) plan, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account or a Roth 401(k) account, but not a Roth IRA.

     SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of
                  -------------------------------------------
the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

----------------------------
     TAX YEAR        AMOUNT
----------------------------
      2007           $ 4,000
2008 and thereafter  $ 5,000
----------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2 -the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of nondeductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible
                   ----------
individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions , the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section
408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    ---------------------------
Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     -------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing financial statements for each Underlying Fund, which will include a list of the portfolio securities of each Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS - The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

LEGAL MATTERS - Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006, 2005 and 2004, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $68,996,259, $5,524,321, and $4,849,070 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     ------------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ----------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

     The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2005 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., GWN Securities, Inc., Capital Financial Services, Inc., Ohio Savings Securities, Inc., and SIMCO Financial.

     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In
     ------------------------------------------------------------------
addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of Contract in accordance with its respective internal compensation program.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until December 4, 2000, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporates the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the SBL Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the SecureDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Roth 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

---------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                   INVESTMENT ADVISER
------------------------  ---------------  -------------------------------------  -----------------------------------------
AIM V.I. Basic            Series II        Long-term growth of capital            A I M Advisors, Inc.
Value Fund                                                                        11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1179
------------------------  ---------------  -------------------------------------  -----------------------------------------
AIM V.I. Capital          Series II        Long-term growth of capital            A I M Advisors, Inc.
Development Fund                                                                  11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1181
------------------------  ---------------  -------------------------------------  -----------------------------------------
AIM V.I. Global           Series I         Capital growth                         A I M Advisors, Inc.
Heath Care Fund                                                                   11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1182
------------------------  ---------------  -------------------------------------  -----------------------------------------
AIM V.I. Global           Series I         High total return                      A I M Advisors, Inc.
Real Estate Fund                                                                  11 Greenway Plaza, Suite 100
(formerly AIM V.I. Real                                                           Houston, TX 77046-1173
Estate Fund)                                                                      (Investment Advisor)

                                                                                  INVESCO Institutional (N.A.), Inc.
                                                                                  Suite 250
                                                                                  1355 Peachtree Street, NE
                                                                                  Atlanta, GA 30309-3299
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
AIM V.I. International    Series II        To provide long-term growth of         A I M Advisors, Inc.
Growth Fund                                capital                                11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1183
------------------------  ---------------  -------------------------------------  -----------------------------------------
AIM V.I. Mid Cap          Series II        Long-term growth of capital            A I M Advisors, Inc.
Core Equity Fund                                                                  11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1184
------------------------  ---------------  -------------------------------------  -----------------------------------------
American Century          Class II         Seeks long-term growth with            American Century Investment
VP Mid Cap Value                           income as a secondary objective        Management, Inc.
                                                                                  4500 Main Street
                                                                                  Kansas City, MO 64111-1816
------------------------  ---------------  -------------------------------------  -----------------------------------------
American Century          Class II         Long-term capital growth               American Century Investment
VP Ultra(R) Fund                                                                  Management, Inc.
                                                                                  4500 Main Street
                                                                                  Kansas City, MO 64111-1816
------------------------  ---------------  -------------------------------------  -----------------------------------------
American Century          Class II         Long-term capital growth               American Century Investment
VP Value Fund                                                                     Management, Inc.
                                                                                  4500 Main Street
                                                                                  Kansas City, MO 64111-1816
------------------------  ---------------  -------------------------------------  -----------------------------------------
Dreyfus IP Technology     Service          Capital appreciation                   The Dreyfus Corporation
Growth Portfolio                                                                  200 Park Avenue
                                                                                  New York, NY 10166-0039
------------------------  ---------------  -------------------------------------  -----------------------------------------
Dreyfus VIF               Service          Long-term capital growth               The Dreyfus Corporation
International Value                                                               200 Park Avenue
Portfolio                                                                         New York, NY 10166-0039
------------------------  ---------------  -------------------------------------  -----------------------------------------
Franklin Income           Class 2          Maximize income while                  Franklin Advisers, Inc.
Securities Fund                            maintaining prospects for capital      One Franklin Parkway
                                           appreciation                           San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------


                                       67

---------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                   INVESTMENT ADVISER
------------------------  ---------------  -------------------------------------  -----------------------------------------
Franklin Small Cap        Class 2          Long-term total return                 Franklin Advisory Services, LLC
Value Securities Fund                                                             One Parker Plaza, Ninth Floor
                                                                                  Fort Lee, NJ 07024-2920
------------------------  ---------------  -------------------------------------  -----------------------------------------
Janus Aspen INTECH        Service          Seeks long-term growth of capital      Janus Capital Management LLC
Risk-Managed Core                                                                 151 Detroit Street
                                                                                  Denver, CO 80206-4805
------------------------  ---------------  -------------------------------------  -----------------------------------------
Janus Aspen Large         Service          Seeks long-term growth of capital      Janus Capital Management LLC
Cap Growth                                 in a manner consistent with the        151 Detroit Street
                                           preservation of capital                Denver, CO 80206-4805
------------------------  ---------------  -------------------------------------  -----------------------------------------
Janus Aspen Mid           Service          Seeks long-term growth of capital      Janus Capital Management LLC
Cap Growth                                                                        151 Detroit Street
                                                                                  Denver, CO 80206-4805
------------------------  ---------------  -------------------------------------  -----------------------------------------
Legg Mason Partners       Class II         Capital appreciation                   Legg Mason Partners Fund Advisor, LLC
Variable Aggressive                                                               399 Park Avenue
Growth Fund                                                                       New York, NY 1002
                                                                                 (Investment Adviser)

                                                                                  ClearBridge Advisors, LLC
                                                                                  399 Park Ave
                                                                                  New York, NY 10022
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
Legg Mason Partners       Class II         Seeks to maximize total return,        Legg Mason Partners Fund Advisor, LLC
Variable Global High                       consistent with the preservation       399 Park Avenue
Yield Bond                                 of capital                             New York, NY 10022

                                                                                  Subadvisers:
                                                                                  Western Asset Management Company
                                                                                  385 East Colorado Boulevard
                                                                                  Pasadena, CA 91101

                                                                                  Western Asset Management Company Limited
                                                                                  10 Exchange Square
                                                                                  Primrose Street
                                                                                  London EC2A 2EN
------------------------  ---------------  -------------------------------------  -----------------------------------------
Legg Mason Partners       Class I          Long-term growth of capital            Legg Mason Partners Fund Advisor, LLC
Variable Small Cap                                                                399 Park Avenue
Growth Fund                                                                       New York, NY 10022
                                                                                  (Investment Adviser)

                                                                                  ClearBridge Advisors, LLC
                                                                                  399 Park Ave
                                                                                  New York, NY 10022
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
MFS(R) VIT Research       Service          Capital appreciation                   Massachusetts Financial Services Company
International Series                                                              500 Boylston Street
                                                                                  Boston, MA 02116-3741
------------------------  ---------------  -------------------------------------  -----------------------------------------
MFS(R) VIT Total          Service          To provide above-average               Massachusetts Financial Services Company
Return Series                              income (compared to a portfolio        500 Boylston Street
                                           invested entirely in equity            Boston, MA 02116-3741
                                           securities) consistent with the
                                           rudent employment of capital
                                           and secondarily to provide a
                                           reasonable opportunity for growth
                                           of capital and income.
---------------------------------------------------------------------------------------------------------------------------


                                       68

---------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                   INVESTMENT ADVISER
------------------------  ---------------  -------------------------------------  -----------------------------------------
MFS(R) VIT                Service          Capital growth and current             Massachusetts Financial Services Company
Utilities Series                           income (income above that              500 Boylston Street
                                           available from a portfolio invested    Boston, MA 02116-3741
                                           entirely in equity securities)
------------------------  ---------------  -------------------------------------  -----------------------------------------
Mutual Discovery          Class 2          Capital appreciation                   Franklin Mutual Advisers, LLC
Securities Fund                                                                   101 John F. Kennedy Parkway
                                                                                  Short Hills, NJ 07078-2797

                                                                                  Franklin Templeton Investment
                                                                                  Management Limited
                                                                                  The Adelphi Building
                                                                                  1-11 John Adam Street
                                                                                  London WC2N 6HT
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
Neuberger Berman          Class S          Long-term growth of capital by         Neuberger Berman Management Inc.
AMT Socially                               investing primarily in securities of   605 Third Avenue, 2nd Floor
Responsive                                 companies that meet the Fund's         New York, NY 10158-3698
                                           financial criteria and social policy   (Investment Adviser)

                                                                                  Neuberger Berman, LLC
                                                                                  605 Third Avenue, 2nd Floor
                                                                                  New York, NY 10158-3698
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
Oppenheimer Core          Service          Seek a high level of current           OppenheimerFunds, Inc.
Bond Fund/VA                               income. As a secondary objective,      Two World Financial Center
                                           the Fund seeks capital                 225 Liberty Street, 11th Floor
                                           appreciation when consistent with      New York, NY 10281
                                           its primary objective
------------------------  ---------------  -------------------------------------  -----------------------------------------
Oppenheimer Main          Service          Capital appreciation                   OppenheimerFunds, Inc.
Street Small Cap                                                                  Two World Financial Center
Fund(R)/VA                                                                        225 Liberty Street, 11th Floor
                                                                                  New York, NY 10281
------------------------  ---------------  -------------------------------------  -----------------------------------------
PIMCO VIT All             Administrative   Maximum real return consistent         Pacific Investment Management
Asset Portfolio                            with preservation of real capital      Company LLC
                                           and prudent investment management      840 Newport Center Drive, Suite 100
                                                                                  Newport Beach, CA 92660-6398
------------------------  ---------------  -------------------------------------  -----------------------------------------
PIMCO VIT                 Administrative   Maximum real return consistent         Pacific Investment Management
CommodityRealReturn                        with prudent investment                Company LLC
Strategy Portfolio                         management                             840 Newport Center Drive, Suite 100
                                                                                  Newport Beach, CA 92660-6398
------------------------  ---------------  -------------------------------------  -----------------------------------------
PIMCO VIT Emerging        Advisor          Seeks maximum total return,            Pacific Investment Management
Markets Bond Portfolio                     consistent with preservation of        Company LLC
                                           capital and prudent investment         840 Newport Center Drive, Suite 100
                                           management                             Newport Beach, CA 92660-6398
------------------------  ---------------  -------------------------------------  -----------------------------------------
PIMCO VIT Foreign         Administrative   Maximum total return, consistent       Pacific Investment Management
Bond Portfolio                             with preservation of capital and       Company LLC
(U.S. Dollar-Hedged)                       prudent investment management          840 Newport Center Drive, Suite 100
                                                                                  Newport Beach, CA 92660-6398
------------------------  ---------------  -------------------------------------  -----------------------------------------
PIMCO VIT Low             Administrative   Seeks maximum total return             Pacific Investment Management
Duration Portfolio                         consistent with preservation of        Company LLC
                                           capital and prudent investment         840 Newport Center Drive, Suite 100
                                           management                             Newport Beach, CA 92660-6398
------------------------  ---------------  -------------------------------------  -----------------------------------------
PIMCO VIT Real            Administrative   Maximum real return consistent         Pacific Investment Management
Return Portfolio                           with preservation of real capital      Company LLC
                                           and prudent investment                 840 Newport Center Drive, Suite 100
                                           management                             Newport Beach, CA 92660-6398
---------------------------------------------------------------------------------------------------------------------------


                                       69

---------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                   INVESTMENT ADVISER
------------------------  ---------------  -------------------------------------  -----------------------------------------
PIMCO VIT Small           Advisor          Seeks total return which exceeds       Pacific Investment Management
Cap StocksPLUS(R) TR                       that of the Russell 2000               Company LLC
                                                                                  840 Newport Center Drive, Suite 100
                                                                                  Newport Beach, CA 92660-6398
------------------------  ---------------  -------------------------------------  -----------------------------------------
Royce Micro-Cap                            Long-term growth of capital            Royce & Associates, LLC
                                                                                  1414 Avenue of the Americas
                                                                                  New York, NY 10019-2570
------------------------  ---------------  -------------------------------------  -----------------------------------------
RVT CLS AdvisorOne                         Long-term growth of capital            Rydex Investments
Amerigo Fund                               without regard to current income       9601 Blackwell Rd., Suite 500
                                                                                  Rockville, MD 20850-6478
                                                                                  (Investment Adviser)

                                                                                  CLS Investment Firm, LLC
                                                                                  4020 South 147th Street
                                                                                  Omaha, NE 68137-5401
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
RVT CLS AdvisorOne                         Current income and growth of           Rydex Investments
Clermont Fund                              capital                                9601 Blackwell Road, Suite 500
                                                                                  Rockville, MD 20850-6478
                                                                                  (Investment Adviser)

                                                                                  CLS Investment Firm, LLC
                                                                                  4020 South 147th St.
                                                                                  Omaha, NE 68137
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
Rydex VT Absolute                          The Absolute Return Strategies         Rydex Investments
Return Strategies                          Fund seeks to provide capital          9601 Blackwell Road, Suite 500
                                           appreciation consistent with the       Rockville, MD 20850-6478
                                           return and risk characteristics of
                                           the hedge fund universe. The
                                           secondary objective is to achieve
                                           these returns with low correlation
                                           to and less volatility than equity
                                           indices.
------------------------  ---------------  -------------------------------------  -----------------------------------------
Rydex VT EP                                The Essential Portfolio                Rydex Investments
Aggressive                                 ggressive Fund's objective is to       9601 Blackwell Road, Suite 500
                                           primarily seek growth of capital.      Rockville, MD 20850-6478
------------------------  ---------------  -------------------------------------  -----------------------------------------
Rydex VT EP                                The Essential Portfolio                Rydex Investments
Conservative                               Conservative Fund's objective is       9601 Blackwell Road, Suite 500
                                           to primarily seek preservation of      Rockville, MD 20850-6478
                                           capital and, secondarily, to seek
                                           long-term growth of capital.
------------------------  ---------------  -------------------------------------  -----------------------------------------
Rydex VT EP                                The Essential Portfolio Moderate       Rydex Investments
Moderate                                   Fund's objective is to primarily       9601 Blackwell Road, Suite 500
                                           seek growth of capital and,            Rockville, MD 20850-6478
                                           econdarily, to seek preservation
                                           of capital.
------------------------  ---------------  -------------------------------------  -----------------------------------------
Rydex VT                                   The Hedged Equity Fund seeks to        Rydex Investments
Hedged Equity                              provide capital appreciation           9601 Blackwell Road, Suite 500
                                           consistent with the return and risk    Rockville, MD 20850-6478
                                           characteristics of the long/short
                                           hedge fund universe. The
                                           secondary objective is to achieve
                                           these returns with low correlation
                                           to and less volatility than equity
                                           indices.
------------------------  ---------------  -------------------------------------  -----------------------------------------
Rydex VT Multi-Cap                         Long-term capital appreciation         Rydex Investments
Core Equity                                                                       9601 Blackwell Road, Suite 500
                                                                                  Rockville, MD 20850-6478
---------------------------------------------------------------------------------------------------------------------------


                                       70

---------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                   INVESTMENT ADVISER
------------------------  ---------------  -------------------------------------  -----------------------------------------
Rydex VT Sector                            Long-term capital appreciation         Rydex Investments
Rotation Fund                                                                     9601 Blackwell Road, Suite 500
                                                                                  Rockville, MD 20850-6478
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series A                          Long-term growth of capital            6th Avenue Investment
(SBL Equity)                                                                      Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series B                          Long-term growth of capital            6th Avenue Investment
(SBL Large Cap Value)                                                             Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series C                          As high a level of current income      6th Avenue Investment
(SBL Money Market)                         as is consistent with preservation     Management Company, LLC
                                           of capital by investing in money       5801 SW 6th Avenue
                                           market securities with varying         Topeka, KS 66636-0001
                                           maturities.
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series D                          Long-term growth of capital            6th Avenue Investment
(SBL Global)                                                                      Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  OppenheimerFunds, Inc.
                                                                                  Two World Financial Center
                                                                                  225 Liberty Street, 11th Floor
                                                                                  New York, NY 10281
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series E                          Current income with security of        6th Avenue Investment
(SBL Diversified                           principal                              Management Company, LLC
Income)                                                                           5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series H                          Outperform S&P 500 Index               6th Avenue Investment
(SBL Enhanced Index)                                                              Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  Northern Trust Investments, N.A.
                                                                                  50 LaSalle Street
                                                                                  Chicago, IL 60675
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series J                          Capital appreciation                   6th Avenue Investment
(SBL Mid Cap Growth)                                                              Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series N                          High level of total return             6th Avenue Investment
(SBL Managed Asset                                                                Management Company, LLC
Allocation)                                                                       5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  T. Rowe Price Associates, Inc.
                                                                                  100 East Pratt Street
                                                                                  Baltimore, MD 21202-1090
                                                                                  (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------


                                       71

---------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                   INVESTMENT ADVISER
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series O                          Substantial dividend income and        6th Avenue Investment
(SBL Equity Income)                        capital appreciation                   Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636
                                                                                  (Investment Adviser)

                                                                                  T. Rowe Price Associates, Inc.
                                                                                  100 East Pratt Street
                                                                                  Baltimore, MD 21202-1090
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series P                          High current income and capital        6th Avenue Investment
(SBL High Yield)                           appreciation as a secondary            Management Company, LLC
                                           objective                              5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series Q                          Capital growth                         6th Avenue Investment
(SBL Small Cap Value)                                                             Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  Wells Capital Management Incorporated
                                                                                  525 Market Street, 10th Floor
                                                                                  San Francisco, CA 94105
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series V                          Long-term growth of capital            6th Avenue Investment
(SBL Mid Cap Value)                                                               Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series X                          Long-term growth of capital            6th Avenue Investment
(SBL Small Cap Growth)                                                            Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  RS Investment Management, L.P.
                                                                                  388 Market Street
                                                                                  San Francisco, CA 94111
                                                                                  (Sub-adviser)
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series Y                          Long-term growth of capital            6th Avenue Investment
(SBL Select 25)                                                                   Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
------------------------  ---------------  -------------------------------------  -----------------------------------------
SBL Fund Series Z                          Long-term growth of capital            6th Avenue Investment
(SBL Alpha Opportunity)                                                           Management Company, LLC
                                                                                  5801 SW 6th Avenue
                                                                                  Topeka, KS 66636-0001
                                                                                  (Investment Adviser)

                                                                                  Mainstream Investment Advisers, LLC
                                                                                  101 West Spring Street, Suite 401
                                                                                  New Albany, IN 47150-3610
                                                                                  (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------


                                       72

---------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                   INVESTMENT ADVISER
------------------------  ---------------  -------------------------------------  -----------------------------------------
Van Kampen LIT            Class II         Capital growth and income through      Van Kampen Asset Management
Comstock Portfolio                         investments in equity securities,      1221 Avenue of the Americas
                                           including common stocks,               New York, NY 10020
                                           preferred stocks and securities
                                           convertible into common and
                                           referred stocks
------------------------  ---------------  -------------------------------------  -----------------------------------------
Van Kampen LIT            Class II         High current return consistent         Van Kampen Asset Management
Government Portfolio                       with preservation of capital           1221 Avenue of the Americas
                                                                                  New York, NY 10020
------------------------  ---------------  -------------------------------------  -----------------------------------------
Van Kampen UIF            Class II         Seeks long-term capital                Morgan Stanley Investment
Emerging Markets                           appreciation.                          Management Inc.
Equity                                                                            1221 Avenue of the Americas
                                                                                  New York, NY 10020-1008
------------------------  ---------------  -------------------------------------  -----------------------------------------
Van Kampen UIF            Class II         Capital appreciation and current       Morgan Stanley Investment
Equity and Income                          income                                 Management Inc.
Portfolio                                                                         1221 Avenue of the Americas
                                                                                  New York, NY 10020-1008
---------------------------------------------------------------------------------------------------------------------------

                                                     SECURITY BENEFIT(SM)
                                                     Security Distributors, Inc.

PROSPECTUS                                     May 1, 2007

--------------------------------------------------------------------------------
NEA VALUEBUILDER VARIABLE ANNUITY
--------------------------------------------------------------------------------





                                                 -----------------------
                                                    Important Privacy
                                                      Notice Included

                                                      See Back Cover
                                                 -----------------------

                        NEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                            MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE          SECURITY BENEFIT LIFE INSURANCE
     COMPANY                                  COMPANY
   ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
   1-800-NEA-VALU
--------------------------------------------------------------------------------

     This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)

- AIM Basic Value                         - Dreyfus Midcap Value                      - RS Information Age
- AIM Dynamics                            - Dreyfus Premier Strategic Value           - RS Value
- AIM Large Cap Growth                    - Dryden Small-Cap Core Equity              - Security Alpha Opportunity Fund(2)
- AIM Mid Cap Core Equity                 - Federated Bond                            - Security Capital Preservation
- AIM Small Cap Growth                    - Fidelity(R) Advisor Dividend Growth       - Security Diversified Income
- AIM Technology                          - Fidelity(R) Advisor Mid Cap(3)            - Security Equity
- American Century Equity Income          - Fidelity(R) Advisor Real Estate           - Security Global
- American Century International Growth   - Fidelity(R) Advisor Value Strategies      - Security Income Opportunity
- American Century Heritage               - Goldman Sachs Emerging Markets Equity(2)  - Security Large Cap Value
- American Century Select                 - Goldman Sachs Government Income           - Security Mid Cap Growth
- American Century Strategic              - Janus Adviser INTECH                      - Security Mid Cap Value
    Allocation: Aggressive                    Risk-Managed Core                       - Security Select 25
- American Century Strategic              - Janus Adviser International Growth        - Security Small Cap Growth(2)
    Allocation: Conservative              - Jennison 20/20 Focus                      - T. Rowe Price Capital Appreciation
- American Century Strategic              - Jennison Small Company                    - T. Rowe Price Growth Stock
    Allocation: Moderate                  - Lehman Brothers Core Bond                 - Van Kampen Aggressive Growth
- Ariel Fund(R)                           - Neuberger Berman Partners                 - Van Kampen Comstock
- Aston/Optimum Mid Cap                   - Neuberger Berman Socially Responsive      - Van Kampen Equity and Income
- Calamos(R) Growth                       - PIMCO Foreign Bond                        - Wells Fargo Advantage Growth
- Calamos(R) Growth and Income                (U.S. Dollar-Hedged)                    - Wells Fargo Advantage
- Calamos(R) High Yield                   - PIMCO High Yield                              Growth and Income
- Dreyfus Appreciation                    - Royce Opportunity                         - Wells Fargo Advantage Opportunity
- Dreyfus General Money Market            - Royce Value                               - Wells Fargo Advantage Small Cap Value

1 Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

2 These Subaccounts are not available to members of the Teacher Retirement System of Texas who are employees of school districts or open-enrollment charter schools purchasing a tax-sheltered annuity through a salary reduction arrangement.

3 The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2007
--------------------------------------------------------------------------------
   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-NEA-VALU. The table of contents of the Statement of Additional Information is set forth on page 65 of this Prospectus.

     The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and does not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See "Information About the Company, the Separate Account, and the Funds" for more information.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                                     TABLE OF CONTENTS

                                                                             Page
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purpose of the Contract . . . . . . . . . . . . . . . . . . . . . . . . .     6
  The Separate Account and the Funds. . . . . . . . . . . . . . . . . . . .     6
  Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Contract Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Charges and Deductions. . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Tax-Free Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Contacting the Company. . . . . . . . . . . . . . . . . . . . . . . . . .    10
EXPENSE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Contract Owner Transaction Expenses . . . . . . . . . . . . . . . . . . .    11
  Periodic Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Optional Rider Expenses . . . . . . . . . . . . . . . . . . . . . . . . .    12
  Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . . . .    14
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS. . . . .    23
  Security Benefit Life Insurance Company . . . . . . . . . . . . . . . . .    23
  NEA Valuebuilder Program. . . . . . . . . . . . . . . . . . . . . . . . .    23
  Published Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
  Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
  Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
  Application for a Contract. . . . . . . . . . . . . . . . . . . . . . . .    26
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
  Guaranteed Minimum Income Benefit . . . . . . . . . . . . . . . . . . . .    27
  Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . . . .    27
  Guaranteed Growth Death Benefit . . . . . . . . . . . . . . . . . . . . .    27
  Combined Annual Stepped Up and Guaranteed Growth Death Benefit. . . . . .    28
  Enhanced Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . .    28
  Combined Enhanced and Annual Stepped Up Death Benefit . . . . . . . . . .    29
  Combined Enhanced and Guaranteed Growth Death Benefit . . . . . . . . . .    29
  Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit    29
  Guaranteed Minimum Withdrawal Benefit . . . . . . . . . . . . . . . . . .    30
  Total Protection. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
  Extra Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Waiver of Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . .    33
  Alternate Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . .    33
  Waiver of Withdrawal Charge- 15 Years or Disability . . . . . . . . . . .    34
  Waiver of Withdrawal Charge- 10 Years or Disability . . . . . . . . . . .    34
  Waiver of Withdrawal Charge-Hardship. . . . . . . . . . . . . . . . . . .    34
  Waiver of Withdrawal Charge- 5 Years and Age 59 1/2 . . . . . . . . . . .    34
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
  Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . . . .    35
  Dollar Cost Averaging Option. . . . . . . . . . . . . . . . . . . . . . .    35
  Asset Reallocation Option . . . . . . . . . . . . . . . . . . . . . . . .    36
  Transfers of Contract Value . . . . . . . . . . . . . . . . . . . . . . .    36
  Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Determination of Contract Value . . . . . . . . . . . . . . . . . . . . .    40
  Cut-Off Times . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Full and Partial Withdrawals. . . . . . . . . . . . . . . . . . . . . . .    41
  Systematic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
  Distribution Requirements . . . . . . . . . . . . . . . . . . . . . . . .    43
  Death of the Annuitant. . . . . . . . . . . . . . . . . . . . . . . . . .    43
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . . . .    43
  Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . . . .    44
  Administration Charge . . . . . . . . . . . . . . . . . . . . . . . . . .    44
  Account Administration Charge . . . . . . . . . . . . . . . . . . . . . .    44
  Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Loan Interest Charge. . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Variations in Charges . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Optional Rider Charges. . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Teacher Retirement System of Texas - Limits on Optional Riders. . . . . .    45
  Guarantee of Certain Charges. . . . . . . . . . . . . . . . . . . . . . .    47
  Underlying Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . .    47
ANNUITY PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48
  Selection of an Option. . . . . . . . . . . . . . . . . . . . . . . . . .    50
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Contract Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Transfers and Withdrawals from the Fixed Account. . . . . . . . . . . . .    51
  Payments from the Fixed Account . . . . . . . . . . . . . . . . . . . . .    51


                                       3

                                                                             Page

MORE ABOUT THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Designation and Change of Beneficiary . . . . . . . . . . . . . . . . . .    52
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Payments from the Separate Account. . . . . . . . . . . . . . . . . . . .    52
  Proof of Age and Survival . . . . . . . . . . . . . . . . . . . . . . . .    52
  Misstatements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    52
  Restrictions on Withdrawals from Qualified Plans. . . . . . . . . . . . .    54
  Restrictions under the Texas Optional Retirement Program. . . . . . . . .    54
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . .    54
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    54
  Tax Status of the Company and the Separate Account. . . . . . . . . . . .    54
  Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    55
  Other Tax Considerations. . . . . . . . . . . . . . . . . . . . . . . . .    58
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    59
  Voting of Underlying Fund Shares. . . . . . . . . . . . . . . . . . . . .    59
  Substitution of Investments . . . . . . . . . . . . . . . . . . . . . . .    59
  Changes to Comply with Law and Amendments . . . . . . . . . . . . . . . .    60
  Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . . . .    60
  Electronic Privileges . . . . . . . . . . . . . . . . . . . . . . . . . .    60
  State Variations. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    61
  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . .    61
  Sale of the Contract. . . . . . . . . . . . . . . . . . . . . . . . . . .    61
  Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    62
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .    63
  Registration Statement. . . . . . . . . . . . . . . . . . . . . . . . . .    63
  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . .    63
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . .    63
OBJECTIVES FOR UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . . . .    64
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACT VALUE - The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Extra Credit Rider.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT - The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

     The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

- Guaranteed Minimum Income Benefit at 3% or 5%; - Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit;*

-    Guaranteed Minimum Withdrawal Benefit;

-    Total Protection;*

-    Extra Credit at 3%, 4% or 5%;

-    Waiver of Withdrawal Charge;

-    Alternate Withdrawal Charge;

-    Waiver of Withdrawal Charge - 15 Years or Disability;

-    Waiver of Withdrawal Charge - 10 Years or Disability;

-    Waiver of Withdrawal Charge - Hardship;

-    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

----------------------------------
PURCHASE PAYMENT AGE   WITHDRAWAL
     (IN YEARS)          CHARGE
----------------------------------
          1                7%
          2                7%
          3                6%
          4                5%
          5                4%
          6                3%
          7                2%
     8 and over            0%
----------------------------------

     The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

-----------------------------------------
                    ANNUAL MORTALITY AND
CONTRACT VALUE       EXPENSE RISK CHARGE
-----------------------------------------
Less than $25,000           0.90%
25,000 or more              0.75%
-----------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

     The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

     TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
     ---------------------------------------------------------------
(1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

-    Annual Stepped Up Death Benefit

-    Enhanced Death Benefit

-    Guaranteed Growth Death Benefit at 3%

-    Guaranteed Growth Death Benefit at 5%

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit

-    Guaranteed Minimum Income Benefit at 3%

-    Waiver of Withdrawal Charge

-    Waiver of Withdrawal Charge - Hardship

-    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

--------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------------------------
                                                                                        Annual
                                                                           Rate (1)  Rider Charge
-------------------------------------------------------------------------  --------  -------------
Guaranteed Minimum Income Benefit                                            3%         0.15%
                                                                             5%         0.30%
-------------------------------------------------------------------------  --------  -------------
Annual Stepped Up Death Benefit                                             ---         0.20%
-------------------------------------------------------------------------  --------  -------------
                                                                             3%         0.10%
Guaranteed Growth Death Benefit                                              5%         0.20%
                                                                             6%(2)      0.25%
                                                                             7%(2)      0.30%
-------------------------------------------------------------------------  --------  -------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit               5%         0.25%
-------------------------------------------------------------------------  --------  -------------
Enhanced Death Benefit                                                      ---         0.25%
-------------------------------------------------------------------------  --------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit                       ---         0.35%
-------------------------------------------------------------------------  --------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit                        5%         0.35%
-------------------------------------------------------------------------  --------  -------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit     5%         0.40%
-------------------------------------------------------------------------  --------  -------------
Guaranteed Minimum Withdrawal Benefit                                       ---         0.45%(3)
-------------------------------------------------------------------------  --------  -------------
Total Protection                                                            ---         0.85%(4)
-------------------------------------------------------------------------  --------  -------------
                                                                             3%         0.40%
Extra Credit (5)                                                             4%         0.55%
                                                                             5%         0.70%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge                                                 ---         0.05%
-------------------------------------------------------------------------  --------  -------------
Alternate Withdrawal Charge (6)                                             0-Year      0.70%
                                                                            4-Year      0.55%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - 15 Years or Disability                        ---         0.05%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - 10 Years or Disability                        ---         0.10%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - Hardship                                      ---         0.15%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                        ---         0.20%
--------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the
     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
     Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
------------------------------------------------------------------------------------------------

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-NEA-VALU.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

-------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See
"Mortality and Expense Risk Charge."
-------------------------------------------------------------------------------------------------  ----------
  Sales Load on Purchase Payments                                                                    None
-------------------------------------------------------------------------------------------------  ----------
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)      7%(1)
-------------------------------------------------------------------------------------------------  ----------
  Transfer Fee (per transfer)                                                                        None
-------------------------------------------------------------------------------------------------  ----------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
-------------------------------------------------------------------------------------------------  ----------
  Account Administration Charge                                                                      $30(2)
-------------------------------------------------------------------------------------------------  ----------
  Net Loan Interest Charge(3)                                                                       2.75%
-------------------------------------------------------------------------------------------------  ----------
  Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
-------------------------------------------------------------------------------------------------  ----------
    Annual Mortality and Expense Risk Charge                                                        0.90%(4)
-------------------------------------------------------------------------------------------------  ----------
    Annual Administration Charge                                                                    0.15%
-------------------------------------------------------------------------------------------------  ----------
    Maximum Annual Charge for Optional Riders                                                       1.55%(5)
-------------------------------------------------------------------------------------------------  ----------
    Total Separate Account Annual Expenses                                                          2.60%
-------------------------------------------------------------------------------------------------------------
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the
     Contract. A free withdrawal is available in each Contract Year equal to (1)
     10% of Purchase Payments, excluding any Credit Enhancements, in the first
     Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and
     Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.
2    A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of
     Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your
     Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost equals the difference between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.
4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.90%; $25,000 or more - 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity
     Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and
     8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."
5    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select Riders with total rider charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
-----------------------------------------------------------------------------------------
                                                                 Interest      Annual
                                                                  Rate(1)   Rider Charge
---------------------------------------------------------------  ---------  -------------
Guaranteed Minimum Income Benefit Rider                            3%          0.15%
                                                                   5%          0.30%
---------------------------------------------------------------  ---------  -------------
Annual Stepped Up Death Benefit Rider                              ---         0.20%
---------------------------------------------------------------  ---------  -------------
                                                                   3%          0.10%
Guaranteed Growth Death Benefit Rider                              5%          0.20%
                                                                   6%(4)       0.25%
                                                                   7%(4)       0.30%
---------------------------------------------------------------  ---------  -------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                          5%          0.25%
---------------------------------------------------------------  ---------  -------------
Enhanced Death Benefit Rider                                       ---         0.25%
---------------------------------------------------------------  ---------  -------------
Combined Enhanced Death Benefit Rider and                          ---         0.35%
Annual Stepped Up Death Benefit Rider
---------------------------------------------------------------  ---------  -------------
Combined Enhanced Death Benefit Rider and
Guaranteed Growth Death Benefit Rider                              5%          0.35%
---------------------------------------------------------------  ---------  -------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up
Death Benefit Rider, and Guaranteed Growth Death Benefit Rider     5%          0.40%
---------------------------------------------------------------  ---------  -------------
Guaranteed Minimum Withdrawal Benefit Rider                        ---         0.45%(2)
---------------------------------------------------------------  ---------  -------------
Total Protection Rider                                             ---         0.85%(2)
---------------------------------------------------------------  ---------  -------------
                                                                   3%          0.40%
Extra Credit Rider(5)                                              4%          0.55%
                                                                   5%          0.70%
---------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge Rider                                  ---         0.05%
---------------------------------------------------------------  ---------  -------------
Alternate Withdrawal Charge Rider(3)                              0-Year       0.70%
                                                                  4-Year       0.55%
---------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge Rider-15 Years or Disability           ---         0.05%
---------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge Rider-10 Years or Disability           ---         0.10%
---------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge Rider-Hardship                         ---         0.15%
---------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge Rider-5 Years and Age 59 1/2           ---         0.20%
-----------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge
     Rider.
2    The Company may increase the Rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed
     1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the
     Total Protection Rider on an annual basis. Please see the discussion under
     "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such Rider is used in calculating the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
3    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
4    Not available to Texas residents.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
-----------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

-----------------------------------------------------------------------------
                                                    MINIMUM   MAXIMUM
--------------------------------------------------  --------  --------
Total Annual Underlying Fund Operating Expenses(1)   0.78%     3.20%
--------------------------------------------------  --------  --------
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31,
     2006.
---------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------
                                                           1       3       5      10
                                                          YEAR   YEARS   YEARS   YEARS
-------------------------------------------------------  ------  ------  ------  ------
If you surrender your Contract at the
end of the applicable time period                        $1,217  $2,281  $3,240  $5,659
-------------------------------------------------------  ------  ------  ------  ------
If you do not surrender or you annuitize your Contract      590   1,753   2,895   5,659
---------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AIM BASIC VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     9.56   $     9.42  $   8.83   $   6.87  $   9.29  $  10.12
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.41   $     9.56  $   9.42   $   8.83  $   6.87  $   9.29
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     343,218      363,384   353,201    275,921   171,063    32,599
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AIM DYNAMICS
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.62   $     7.18  $   6.69   $   5.04  $   7.84  $   9.34
  End of period . . . . . . . . . . . . . . . . . . . .  $     8.53   $     7.62  $   7.18   $   6.69  $   5.04  $   7.84
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      19,049        8,367     6,681      5,288     3,373       166
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AIM LARGE CAP GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.12   $     7.18  $   7.16   $   5.94  $   8.40  $   9.50
  End of period . . . . . . . . . . . . . . . . . . . .  $     7.33   $     7.12  $   7.18   $   7.16  $   5.94  $   8.40
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     115,917      103,345    84,469     46,054    33,460     9,003
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AIM MID CAP CORE EQUITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.16   $    10.80  $   9.87   $   8.07  $   9.44  $  10.06
  End of period . . . . . . . . . . . . . . . . . . . .  $    11.92   $    11.16  $  10.80   $   9.87  $   8.07  $   9.44
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      77,944       75,101    58,714     39,579    27,915     5,147
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AIM SMALL CAP GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     9.15   $     8.79  $   8.55   $   6.39  $   9.23  $   9.86
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.06   $     9.15  $   8.79   $   8.55  $   6.39  $   9.23
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     223,532      231,671   212,475    119,229    63,534     9,248
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AIM TECHNOLOGY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     4.74   $     4.85  $   4.89   $   3.56  $   7.02  $   8.76
  End of period . . . . . . . . . . . . . . . . . . . .  $     5.02   $     4.74  $   4.85   $   4.89  $   3.56  $   7.02
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      36,124       34,201    43,406     43,502    21,478     5,353
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AMERICAN CENTURY EQUITY INCOME
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    12.00   $    12.21  $  11.31   $   9.49  $  10.41  $  10.11
  End of period . . . . . . . . . . . . . . . . . . . .  $    13.77   $    12.00  $  12.21   $  11.31  $   9.49  $  10.41
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     493,748      423,121   186,309     97,385    47,779     6,302
--------------------------------------------------------------------------------------------------------------------------


                                       14

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AMERICAN CENTURY HERITAGE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     9.52   $     8.12  $   7.90   $   6.78  $   8.40  $  10.09
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.70   $     9.52  $   8.12   $   7.90  $   6.78  $   8.40
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      33,835       49,172    14,551      4,276       946       652
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AMERICAN CENTURY INTERNATIONAL GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     9.11   $     8.38  $   7.57   $   6.29  $   8.12  $   9.21
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.93   $     9.11  $   8.38   $   7.57  $   6.29  $   8.12
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     248,449      229,787    83,030     45,457    29,825     2,116
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AMERICAN CENTURY SELECT
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.60   $     7.85  $   7.62   $   6.37  $   8.60  $   9.59
  End of period . . . . . . . . . . . . . . . . . . . .  $     7.16   $     7.60  $   7.85   $   7.62  $   6.37  $   8.60
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     280,697      301,761   248,705    126,043    36,916     1,562
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.10          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         ---          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.02          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         ---          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.08          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         334          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
ARIEL
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.74   $    12.09  $  10.31   $   8.37  $  10.07       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.46   $    11.74  $  12.09   $  10.31  $   8.37       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     448,736      474,699   262,445     76,731    12,721       ---
--------------------------------------------------------------------------------------------------------------------------


                                       15

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
ASTON/OPTIMUM MID CAP
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.21          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       2,812          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
CALAMOS GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    12.04   $    11.54  $  10.11   $   7.39  $   9.13  $   9.70
  End of period . . . . . . . . . . . . . . . . . . . .  $    11.75   $    12.04  $  11.54   $  10.11  $   7.39  $   9.13
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .   1,516,203    1,405,361   943,864    531,609   218,387    35,400
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
CALAMOS GROWTH AND INCOME
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    12.05   $    11.60  $  11.00   $   8.96  $   9.72  $   9.89
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.73   $    12.05  $  11.60   $  11.00  $   8.96  $   9.72
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .   1,220,266      972,462   635,590    294,054   125,714    19,412
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
CALAMOS HIGH YIELD
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.03          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       2,408          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
DREYFUS APPRECIATION
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     8.48   $     8.47  $   8.34   $   7.20  $   9.04  $   9.64
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.48   $     8.48  $   8.47   $   8.34  $   7.20  $   9.04
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     312,846      346,725   261,696    133,359    79,711    16,424
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
DREYFUS GENERAL MONEY MARKET
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     8.85   $     8.99  $   9.31   $   9.66  $   9.93  $  10.00
  End of period . . . . . . . . . . . . . . . . . . . .  $     8.86   $     8.85  $   8.99   $   9.31  $   9.66  $   9.93
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     183,211       96,114    79,034     37,676    32,662     7,130
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
DREYFUS MIDCAP VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.77   $    10.36  $   9.17   $   6.05  $   9.44  $   9.60
  End of period . . . . . . . . . . . . . . . . . . . .  $    11.44   $    10.77  $  10.36   $   9.17  $   6.05  $   9.44
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     177,956      170,158   156,368    115,169    88,629    10,151
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
DREYFUS PREMIER STRATEGIC VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.21   $    10.76  $   9.52   $   6.89  $   9.80  $   9.93
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.93   $    11.21  $  10.76   $   9.52  $   6.89  $   9.80
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     272,390      148,805    87,176     37,184    26,572     1,387
--------------------------------------------------------------------------------------------------------------------------


                                       16

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
DRYDEN SMALL CAP CORE EQUITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         ---          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
FEDERATED BOND
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.91          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      25,517          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
FIDELITY(R) ADVISOR DIVIDEND GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     8.44   $     8.52  $   8.42   $   7.16  $   9.40  $   9.90
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.26   $     8.44  $   8.52   $   8.42  $   7.16  $   9.40
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     261,631      273,457   227,521    111,746    50,115     4,709
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
FIDELITY(R) ADVISOR INTERNATIONAL CAPITAL APPRECIATION
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.99   $    11.00  $  10.38   $   7.66  $   9.12  $   9.28
  End of period . . . . . . . . . . . . . . . . . . . .  $    13.20   $    11.99  $  11.00   $  10.38  $   7.66  $   9.12
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     113,691      132,937   170,577    108,858    11,026       637
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
FIDELITY(R) ADVISOR MID CAP
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.45   $    11.00  $   9.87   $   7.14  $   9.14  $  10.01
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.45   $    11.45  $  11.00   $   9.87  $   7.14  $   9.14
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      55,621       53,810    48,322     32,199    18,240     7,408
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
FIDELITY(R) ADVISOR REAL ESTATE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.76          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      21,702          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
FIDELITY(R) ADVISOR VALUE STRATEGIES
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.54   $    11.74  $  10.68   $   6.94  $   9.79  $  10.73
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.84   $    11.54  $  11.74   $  10.68  $   6.94  $   9.79
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     131,711      133,740   132,085     77,863    58,759    13,282
--------------------------------------------------------------------------------------------------------------------------


                                       17

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
GOLDMAN SACHS EMERGING MARKETS EQUITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.45          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       3,196          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
GOLDMAN SACHS GOVERNMENT INCOME
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.91          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     192,028          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
JANUS ADVISER INTECH RISK-MANAGED CORE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.08          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       4,378          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
JANUS ADVISER INTERNATIONAL GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.28          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      25,444          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
JENNISON 20/20 FOCUS
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.03          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         759          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
JENNISON SMALL COMPANY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.90          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     132,131          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
LEHMAN BROTHERS CORE BOND
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.24   $    10.42  $  10.41   $  10.43  $  10.00       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.31   $    10.24  $  10.42   $  10.41  $  10.43       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     378,866      357,226    82,671     40,914     5,873       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
NEUBERGER BERMAN PARTNERS
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.99          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       7,011          ---       ---        ---       ---       ---
--------------------------------------------------------------------------------------------------------------------------


                                       18

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
NEUBERGER BERMAN SOCIALLY RESPONSIVE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.51          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      12,290          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
PIMCO FOREIGN BOND (U.S. DOLLAR-HEDGED)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.89          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      42,091          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
PIMCO HIGH YIELD
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.86   $    11.84  $  11.30   $   9.53  $   9.97       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.44   $    11.86  $  11.84   $  11.30  $   9.53       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     270,828      218,895   121,715     44,609     4,806       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
ROYCE OPPORTUNITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.08          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       2,742          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
ROYCE VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.12          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       1,428          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
RS INFORMATION AGE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.98          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         784          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
RS VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
-------------------------------------------------------
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.12          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .       6,274          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY ALPHA OPPORTUNITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.93          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         ---          ---       ---        ---       ---       ---
--------------------------------------------------------------------------------------------------------------------------


                                       19

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY CAPITAL PRESERVATION
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.14   $    10.34  $  10.13   $  10.18  $  10.13  $  10.04
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.16   $    10.14  $  10.34   $  10.13  $  10.18  $  10.13
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     740,028      783,675   675,408    570,448   354,057    32,546
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY DIVERSIFIED INCOME
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.27   $    10.52  $  10.58   $  10.71  $  10.21  $  10.03
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.24   $    10.27  $  10.52   $  10.58  $  10.71  $  10.21
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     232,728      177,363   158,604    122,793    90,122    15,149
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY EQUITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.93   $     7.94  $   7.69   $   6.61  $   9.00  $   9.82
  End of period . . . . . . . . . . . . . . . . . . . .  $     8.54   $     7.93  $   7.94   $   7.69  $   6.61  $   9.00
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      33,074       27,497    28,690     25,690    20,193     2,621
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY GLOBAL
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.01   $    10.13  $   8.93   $   6.56  $   8.99  $   9.72
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.35   $    11.01  $  10.13   $   8.93  $   6.56  $   8.99
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     513,193      354,463   230,523    149,726    99,389    24,741
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY INCOME OPPORTUNITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.10   $    10.05  $  10.00        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.30   $    10.10  $  10.05        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     185,108       92,778    16,795        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY LARGE CAP GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.16   $     7.28  $   7.37   $   6.21  $   8.86  $   9.69
  End of period . . . . . . . . . . . . . . . . . . . .         ---   $     7.16  $   7.28   $   7.37  $   6.21  $   8.86
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         ---       39,038    31,145     14,433     7,524     1,644
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY LARGE CAP VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     9.31   $     8.83  $   8.34   $   6.82  $   9.35  $   9.87
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.82   $     9.31  $   8.83   $   8.34  $   6.82  $   9.35
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     203,810       68,611    39,601     28,792    21,050    10,858
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY MID CAP GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.19   $     9.90  $   9.39   $   6.26  $   8.99  $   9.67
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.25   $    10.19  $   9.90   $   9.39  $   6.26  $   8.99
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     168,024      158,126   130,451     87,059    56,255    13,183
--------------------------------------------------------------------------------------------------------------------------


                                       20

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY MID CAP VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    16.02   $    14.39  $  11.80   $   8.08  $   9.87  $  10.06
  End of period . . . . . . . . . . . . . . . . . . . .  $    17.71   $    16.02  $  14.39   $  11.80  $   8.08  $   9.87
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .   1,269,254    1,121,364   826,045    419,639   161,101    34,205
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY SELECT 25
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $     9.87          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      76,297          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY SMALL CAP GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.36   $    10.09  $   9.03   $   6.06  $   8.66  $   9.87
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.41   $    10.36  $  10.09   $   9.03  $   6.06  $   8.66
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      49,866       46,166    38,145     28,453     8,658     1,216
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
SECURITY SOCIAL AWARENESS
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.99   $     7.97  $   7.96   $   6.76  $   8.88  $   9.68
  End of period . . . . . . . . . . . . . . . . . . . .         ---   $     7.99  $   7.97   $   7.96  $   6.76  $   8.88
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .         ---       57,861    34,269     22,678    13,702     5,954
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
T. ROWE PRICE CAPITAL APPRECIATION
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.09          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      30,427          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    10.00          ---       ---        ---       ---       ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.11          ---       ---        ---       ---       ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     148,678          ---       ---        ---       ---       ---
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
VAN KAMPEN AGGRESSIVE GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.71   $     7.23  $   6.53   $   4.88  $   7.67  $   9.15
  End of period . . . . . . . . . . . . . . . . . . . .  $     7.77   $     7.71  $   7.23   $   6.53  $   4.88  $   7.67
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      36,589       34,960    32,428     21,337    16,824     2,834
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
VAN KAMPEN COMSTOCK
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     9.90   $     9.88  $   8.74   $   6.94  $   8.97  $   9.86
  End of period . . . . . . . . . . . . . . . . . . . .  $    11.06   $     9.90  $   9.88   $   8.74  $   6.94  $   8.97
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     983,226      937,928   646,585    303,826   197,544    39,034
--------------------------------------------------------------------------------------------------------------------------


                                       21

--------------------------------------------------------------------------------------------------------------------------
                                                           2006(3)       2005      2004(2)     2003      2002     2001(1)
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
VAN KAMPEN EQUITY AND INCOME
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    11.12   $    10.72  $   9.98   $   8.49  $   9.63  $  10.01
  End of period . . . . . . . . . . . . . . . . . . . .  $    12.04   $    11.12  $  10.72   $   9.98  $   8.49  $   9.63
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     729,640      512,670   211,948    112,248    92,610    19,794
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
WELLS FARGO ADVANTAGE GROWTH
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.14   $     6.66  $   6.10   $   4.98  $   7.46  $   8.91
  End of period . . . . . . . . . . . . . . . . . . . .  $     7.42   $     7.14  $   6.66   $   6.10  $   4.98  $   7.46
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      69,455       49,558    34,342     31,130    27,133    12,355
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
WELLS FARGO ADVANTAGE GROWTH AND INCOME
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     7.71   $     8.15  $   7.79   $   6.51  $   8.64  $   9.62
  End of period . . . . . . . . . . . . . . . . . . . .  $     8.57   $     7.71  $   8.15   $   7.79  $   6.51  $   8.64
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      20,206       18,808    15,808     12,942     7,817     3,944
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
WELLS FARGO ADVANTAGE OPPORTUNITY
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $     9.76   $     9.47  $   8.39   $   6.35  $   9.06  $   9.71
  End of period . . . . . . . . . . . . . . . . . . . .  $    10.50   $     9.76  $   9.47   $   8.39  $   6.35  $   9.06
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .      42,431       38,845    37,293     28,498    23,034     4,610
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
WELLS FARGO ADVANTAGE SMALL CAP VALUE
-------------------------------------------------------  -----------  ----------  ---------  --------  --------  ---------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    15.85   $    14.35  $  12.45   $   8.72  $   9.66  $  10.10
  End of period . . . . . . . . . . . . . . . . . . . .  $    17.21   $    15.85  $  14.35   $  12.45  $   8.72  $   9.66
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . . . . .     452,898      329,906   250,908    157,901    82,642    13,385
--------------------------------------------------------------------------------------------------------------------------
1    For the period of July 2, 2001 (date of inception) through December 31,
     2001.
2    For the period of March 31, 2004 (date of inception) through December 31,
     2004 for the Security Income Opportunity Subaccount.
3    For the period of December 1, 2006 (date of inception) through December 31,
     2006 for the American Century Strategic Allocation: Aggressive, American
     Century Strategic Allocation: Conservative, American Century Strategic
     Allocation: Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden
     Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate,
     Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income,
     Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth,
     Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners,
     PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS
     Information Age, RS Value, Security Alpha Opportunity, T. Rowe Price
     Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.
--------------------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY - The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

     On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7 billion. Together with its affiliates, the Company has total funds under management of approximately $18.6 billion.

NEA VALUEBUILDER PROGRAM - The NEA Valuebuilder Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Valuebuilder products"). The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement (the "Agreement") between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Certain local school districts do not allow NEA Valuebuilder products to be made available in their district; as a result, the NEA Valuebuilder Program may not be available in all districts.

     Under the Agreement:

- The Company and its affiliates have the exclusive right to offer NEA Valuebuilder products, including the Contract, under the NEA Valuebuilder Program. However, employers of NEA members are not required to make available NEA Valuebuilder products, and NEA members are not required to select products from any particular provider.

- During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Valuebuilder products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

- MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program (e.g., evaluating the effectiveness of the NEA Valuebuilder Program, monitoring the satisfaction of NEA members with the NEA Valuebuilder Program, conducting quality assurance work, and providing feedback concerning customer satisfaction with the NEA Valuebuilder Program).

- MBC provides marketing and other services in connection with the NEA Valuebuilder Program.

     Pursuant to the Agreement, the Company pays MBC a fee based in part on the average assets invested in NEA Valuebuilder products under the Agreement. During the fiscal year ended December 31, 2006, the Company paid MBC approximately $510,000 per quarter. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.

     Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

     MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Valuebuilder Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.

     OTHER INFORMATION. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/ health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

     Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

     Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE

INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE
     --------------------------------------------------------------------------
UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the
----------------
Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     ----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its
     -----------------------------------------------
affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     --------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     The Company receives a $15.00 annual fee payment per participant who has Contract Value allocated to the Subaccount invested in the Dreyfus Appreciation fund.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI,
     --------------
receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds
     -----------------------------
offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the contract as an investment vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Guaranteed Minimum Withdrawal Benefit;

-    Total Protection;*

-    Extra Credit at 3%, 4% or 5%;

-    Waiver of Withdrawal Charge;

-    0-Year or 4-Year Alternate Withdrawal Charge; or

-    Waiver of Withdrawal Charge - 15 Years or Disability

-    Waiver of Withdrawal Charge - 10 Years or Disability

-    Waiver of Withdrawal Charge - Hardship

-    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

     Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements), net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

- "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

- "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

--------------------------------------------------------------------------------
     ANNUAL          BENEFIT
WITHDRAWAL AMOUNT*   AMOUNT*
----------------------------
       5%              130%
       6%              110%
       7%              100%
----------------------------
*A percentage of the initial Purchase Payment including any Credit Enhancement
(or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

TOTAL PROTECTION - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

     Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

     This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

     The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

     The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the

Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

     This rider will terminate upon the earliest of:

(1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0,
(4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

EXTRA CREDIT - This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not purchase more than one Extra Credit Rider for your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

     The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

     The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

---------------------------------
                 RATE OF RETURN
INTEREST RATE   (NET OF EXPENSES)
---------------------------------
     3%              -5.00%
     4%              -1.50%
     5%               0.80%
---------------------------------

     The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

     The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE - This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

     The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

     The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

     Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

     If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE - This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

--------------------------------------------------
     0-YEAR SCHEDULE           4-YEAR SCHEDULE
------------------------  ------------------------
PURCHASE                   PURCHASE
PAYMENT                     PAYMENT
AGE (IN      WITHDRAWAL     AGE (IN    WITHDRAWAL
YEARS)         CHARGE       YEARS)       CHARGE
------------------------  ------------------------
0 and over       0%            1           7%
                               2           7%
                               3           6%
                               4           5%
                          5 and over       0%
--------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

WAIVER OF WITHDRAWAL CHARGE-15 YEARS OR DISABILITY - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

-    The Contract has been in force for 15 or more Contract Years; or

- The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE-10 YEARS OR DISABILITY - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

- The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

- The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE-HARDSHIP - This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE-5 YEARS AND AGE 59 1/2 - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

-    The Owner is age 59 1/2 or older; and

- The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and /or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase

Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

     The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-    the total dollar amount being transferred;

-    the number of transfers you made within the previous 12 months;

-    transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

------------------------------------------------------------------------------------------------------------------------
                                                                                                            NUMBER OF
                                                                                                           ROUND TRIPS
                                           SUBACCOUNT                                                      TRANSFERS(1)
---------------------------------------------------------------------------------------------------------  -------------
Dreyfus General Money Market                                                                                Unlimited
---------------------------------------------------------------------------------------------------------  -------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small
Cap Growth, AIM Technology, Aston/Optimum Mid Cap, Calamos(R) Growth, Calamos Growth and
Income, Calamos(R) High Yield, Dreyfus Appreciation, Dreyfus Premier Strategic Value, Dreyfus
Midcap Value, Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*, Fidelity(R) Advisor
Real Estate, Fidelity(R) Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman
Sachs Government Income, Lehman Brothers Core Bond, Neuberger Berman Partners, Neuberger                        4
Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Security
Alpha Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security
Global, Security Income Opportunity, Security Large Cap Value, Security Mid Cap Growth, Security Mid
Cap Value, Security Select 25, Security Small Cap Growth, Van Kampen Aggressive Growth, Van
Kampen Comstock, Van Kampen Equity and Income
---------------------------------------------------------------------------------------------------------  -------------
American Century Equity Income, American Century Heritage, American Century International Growth,
American Century Select, American Century Strategic Allocation: Aggressive, American Century                    2
Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Federated Bond
---------------------------------------------------------------------------------------------------------  -------------
Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo Advantage
Opportunity, Wells Fargo Advantage Small Cap Value                                                              2(2)
---------------------------------------------------------------------------------------------------------  -------------
Dryden Small-Cap Core Equity, Janus Adviser INTECH Risk-Managed Core, Janus Adviser
International Growth, Jennison 20/20 Focus, Jennison Small Company, RS Information Age, RS Value,               1(3)
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
---------------------------------------------------------------------------------------------------------  -------------
Royce Opportunity, Royce Value                                                                                  1(4)
---------------------------------------------------------------------------------------------------------  -------------
Ariel Fund(R)                                                                                                   1(5)
------------------------------------------------------------------------------------------------------------------------
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3    Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
4    Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
5    Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
*    You may transfer Contract Value to Fidelity(R) Advisor Mid Cap Subaccount
     only if you purchased your Contract prior to July 31, 2004.
------------------------------------------------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying

Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Interest credited to the Fixed Account,

-    Payment of Purchase Payments,

-    The amount of any outstanding Contract Debt,

-    Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

     The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

     The Company requires the signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the

Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

     Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

------------------------------
PURCHASE PAYMENT   WITHDRAWAL
 AGE (IN YEARS)      CHARGE
------------------------------
       1               7%
       2               7%
       3               6%
       4               5%
       5               4%
       6               3%
       7               2%
  8 and over           0%
------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon:
(1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

-----------------------------------------
                    ANNUAL MORTALITY AND
CONTRACT VALUE       EXPENSE RISK CHARGE
-----------------------------------------
Less than $25,000          0.90%
25,000 or more             0.75%
-----------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE - The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the

Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE - The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES - In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary. You may select only one rider that provides a death benefit.

     The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS - If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

-    Annual Stepped Up Death Benefit

-    Enhanced Death Benefit

-    Guaranteed Growth Death Benefit at 3%

-    Guaranteed Growth Death Benefit at 5%

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit

-    Guaranteed Minimum Income Benefit at 3%

-    Waiver of Withdrawal Charge

-    Waiver of Withdrawal Charge - Hardship

-    Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

--------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------------------------
                                                                                        Annual
                                                                            Rate(1)  Rider Charge
-------------------------------------------------------------------------  --------  -------------
Guaranteed Minimum Income Benefit                                            3%         0.15%
                                                                             5%         0.30%
-------------------------------------------------------------------------  --------  -------------
Annual Stepped Up Death Benefit                                             ---         0.20%
-------------------------------------------------------------------------  --------  -------------
Guaranteed Growth Death Benefit                                              3%         0.10%
                                                                             5%         0.20%
                                                                             6%(2)      0.25%
                                                                             7%(2)      0.30%
-------------------------------------------------------------------------  --------  -------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit               5%         0.25%
-------------------------------------------------------------------------  --------  -------------
Enhanced Death Benefit                                                      ---         0.25%
-------------------------------------------------------------------------  --------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit                       ---         0.35%
-------------------------------------------------------------------------  --------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit                        5%         0.35%
-------------------------------------------------------------------------  --------  -------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit     5%         0.40%
-------------------------------------------------------------------------  --------  -------------
Guaranteed Minimum Withdrawal Benefit                                       ---         0.45%(3)
-------------------------------------------------------------------------  --------  -------------
Total Protection                                                            ---         0.85%(4)
-------------------------------------------------------------------------  --------  -------------
Extra Credit(5)                                                              3%         0.40%
                                                                             4%         0.55%
                                                                             5%         0.70%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge                                                 ---         0.05%
-------------------------------------------------------------------------  --------  -------------
Alternate Withdrawal Charge(6)                                              0-Year      0.70%
                                                                            4-Year      0.55%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - 15 Years or Disability                        ---         0.05%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - 10 Years or Disability                        ---         0.10%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - Hardship                                      ---         0.15%
-------------------------------------------------------------------------  --------  -------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                        ---         0.20%
--------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the
     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
     Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
--------------------------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.90% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms-either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments:
Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

     The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -

     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

     OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 7 - PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amounts determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the

Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

     If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES - Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT - You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income

Security Act of 1974 (ERISA). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is equal to 3.95%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM - If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     ROTH 403(B). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.

     Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

     Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

     Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account.

     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

     The employee may roll over distributions from a Roth 403(b) account to another Roth 403(b) account, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account, but not a Roth IRA.

     SECTION 408. TRADITIONALINDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the
                  -------------------------------------------
Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

----------------------------
TAX YEAR             AMOUNT
----------------------------
      2007           $4,000
2008 and thereafter  $5,000
----------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2 -the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible
                   ---------
individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, or a traditional individual retirement account or annuity described in Code Section 408.

     For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    --------------------------
Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2 : withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     ------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS - The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.


LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDI. During fiscal years 2006, 2005 and 2004 the commission amounts paid in connection with all Contracts sold through the Separate Account were $68,996,259, $5,524,321, and $4,849,070 respectively. The Company on behalf of SDI pays commissions to Selling Broker-Dealers for their sales, and SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     -----------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR

SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ---------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

     The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2006 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., GWN Securities, Inc., Capital Financial Services, Inc., Ohio Savings Securities, Inc., and SIMCO Financial.

     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In
     -----------------------------------------------------------------
addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

LEGAL MATTERS - Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until July 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the NEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

ARRANGEMENTS WITH ENTITIES
ASSOCIATED WITH THE NEA

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Roth 403(b)

  Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED BY CALLING 1-800-NEA-VALU.

------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
------------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM Basic Value Fund          Class A      Long-term growth of capital           A I M Advisors, Inc.
                                                                                 11 Greenway Plaza, Suite 100
                                                                                 Houston, TX 77046-1173
------------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM Dynamics Fund             Class A      Long-term capital growth              A I M Advisors, Inc.
                                                                                 11 Greenway Plaza, Suite 100
                                                                                 Houston, TX 77046-1174
------------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM Large Cap                 Class A      Long-term growth of capital           A I M Advisors, Inc.
Growth Fund                                                                      11 Greenway Plaza, Suite 100
                                                                                 Houston, TX 77046-1175
------------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM Mid Cap                   Class A      Long-term growth of capital           A I M Advisors, Inc.
Core Equity Fund                                                                 11 Greenway Plaza, Suite 100
                                                                                 Houston, TX 77046-1176
------------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM Small Cap                 Class A      Long-term growth of capital           A I M Advisors, Inc.
Growth Fund                                                                      11 Greenway Plaza, Suite 100
                                                                                 Houston, TX 77046-1177
------------------------  ---------------  ------------------------------------  ---------------------------------------------
AIM Technology Fund           Class A      To provide capital growth             A I M Advisors, Inc.
                                                                                 11 Greenway Plaza, Suite 100
                                                                                 Houston, TX 77046-1178
------------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century              Advisor      To provide current income             American Century Investment Management, Inc.
Equity Income Fund                                                               4500 Main Street
                                                                                 Kansas City, MO 64111-1816
------------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century              Advisor      Long-term capital growth              American Century Investment Management, Inc.
Heritage Fund                                                                    4500 Main Street
                                                                                 Kansas City, MO 64111-1816
------------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century              Advisor      Capital growth                        American Century Global
International                                                                    Investment Management, Inc.
Growth Fund                                                                      666 3rd Ave, 23rd Floor
                                                                                 New York, NY 10017-4041
------------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century              Advisor      Long-term capital growth              American Century Investment Management, Inc.
Select Fund                                                                      4500 Main Street
                                                                                 Kansas City, MO 64111-1816
------------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century              Advisor      Long-term capital growth              American Century Investment Management, Inc.
Strategic Allocation:                                                            4500 Main Street
Aggressive                                                                       Kansas City, MO 64111-1816
------------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century              Advisor      Current income                        American Century Investment Management, Inc.
Strategic Allocation:                                                            4500 Main Street
Conservative                                                                     Kansas City, MO 64111-1816
------------------------  ---------------  ------------------------------------  ---------------------------------------------
American Century              Advisor      Long-term capital growth, with        American Century Investment Management, Inc.
Strategic Allocation:                      some income                           4500 Main Street
Moderate                                                                         Kansas City, MO 64111-1816
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Ariel Fund(R)                              Long-term capital appreciation        Ariel Capital Management, LLC
                                                                                 200 East Randolph Drive, Suite 2900
                                                                                 Chicago, IL 60601-6536
------------------------------------------------------------------------------------------------------------------------------


                                       64

------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Aston/Optimum                 Class N      Long-term total return through        Aston Asset Management LLC
Mid Cap                                    capital appreciation by investing     161 N. Clark Street, 12th Floor
                                           primarily in common and preferred     Chicago, IL 60601
                                           stocks and convertible securities     (Investment Adviser)

                                                                                 Optimum Investment Advisors, LLC
                                                                                 100 South Wacker Drive, Suite 2100
                                                                                 Chicago, IL 60606
                                                                                 (Sub-adviser)
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Calamos(R) Growth Fund        Class A      Long-term capital growth              Calamos(R) Advisors LLC.
                                                                                 2020 Calamos Court
                                                                                 Naperville, IL 60563
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Calamos(R) Growth             Class A      High long-term total return through   Calamos(R) Advisors LLC.
and Income Fund                            growth and current income             2020 Calamos Court
                                                                                 Naperville, IL 60563
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Calamos(R) High Yield         Class A      Highest level of current income       Calamos(R) Advisors LLC.
                                           obtainable with reasonable risk       2020 Calamos Court
                                                                                 Naperville, IL 60564
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Dreyfus Appreciation                       Long-term capital growth              The Dreyfus Corporation
Fund, Inc.                                                                       200 Park Avenue
                                                                                 New York, NY 10166-0039
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Dreyfus General               Class B      High level of current income as is    The Dreyfus Corporation
Money Market Fund                          consistent with preserving capital    200 Park Avenue
                                                                                 New York, NY 10166-0039
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Dreyfus Midcap                             To surpass the performance of the     The Dreyfus Corporation
Value Fund                                 Russell Midcap Value Index            200 Park Avenue
                                                                                 New York, NY 10166-0039
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Dreyfus Premier               Class A      Capital appreciation                  The Dreyfus Corporation
Strategic Value Fund                                                             200 Park Avenue
                                                                                 New York, NY 10166-0039
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Dryden Small-Cap              Class A      Long-term capital appreciation        Quantitative Management Associates LLC
Core Equity                                                                      100 Mulberry Street
                                                                                 Gateway Center 2
                                                                                 Newark, NJ 07102-4056
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Federated Bond                Class A      Current income consistent with        Federated Investment Management Company
                                           preservation of capital               Federated Investors Tower
                                                                                 1001 Liberty Avenue
                                                                                 Pittsburgh, PA 15222-3714
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Fidelity(R) Advisor           Class T      Capital appreciation                  Fidelity Management & Research Company
Dividend Growth Fund                                                             82 Devonshire Street
                                                                                 Boston, MA 02109-3605
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Fidelity(R) Advisor           Class T      Capital appreciation                  Fidelity Management & Research Company
International Capital                                                            82 Devonshire Street
Appreciation Fund                                                                Boston, MA 02109-3605
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Fidelity(R) Advisor           Class T      Long-term growth of capital           Fidelity Management & Research Company
Mid Cap Fund                                                                     82 Devonshire Street
                                                                                 Boston, MA 02109-3605
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Fidelity(R) Advisor           Class T      Above-average income and long-        Fidelity Management & Research Company
Real Estate Fund                           term capital growth                   82 Devonshire Street
                                                                                 Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------


                                       65

------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)          INVESTMENT OBJECTIVE                       INVESTMENT ADVISER
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Fidelity(R) Advisor           Class T      Capital appreciation                  Fidelity Management & Research Company
Value Strategies Fund                                                            82 Devonshire Street
                                                                                 Boston, MA 02109-3605
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Goldman Sachs                 Service      Long-term capital appreciation        Goldman Sachs Asset Management, LP
Emerging Markets Equity                                                          32 Old Slip
                                                                                 New York, NY 10005-3595
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Goldman Sachs                 Service      High level of current income,         Goldman Sachs Asset Management, LP
Government Income                          consistent with safety of principal   32 Old Slip
                                                                                 New York, NY 10005-3595
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Janus Adviser INTECH          Class S      Long- term growth of capital          Janus Capital Management
Risk-Managed Core                                                                151 Detroit Street
                                                                                 Denver, CO 80206-4805
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Janus Adviser                 Class S      Long-term growth of capital           Janus Capital Management
International Growth                                                             151 Detroit Street
                                                                                 Denver, CO 80206-4805
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Jennison 20/20 Focus          Class A      Long-term growth of capital           Jennison Associates, L.L.C.
                                                                                 466 Lexington Avenue
                                                                                 New York, NY 10017
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Jennison Small                Class A      Capital growth                        Jennison Associates, L.L.C.
Company                                                                          466 Lexington Avenue
                                                                                 New York, NY 10017
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Lehman Brothers              NB Investor   Maximize total return through a       Neuberger Berman Management Inc.
Core Bond                                  combination of income and capital     605 Third Avenue, 2nd Floor
                                           appreciation                          New York, NY 10158-3698
                                                                                 (Investment Adviser)

                                                                                 Lehman Brothers Asset Management LLC
                                                                                 190 S. LaSalle
                                                                                 Chicago, IL 60603
                                                                                 (Sub-adviser)
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Neuberger Berman              Advisor      Growth of capital                     Neuberger Berman Management Inc.
Partners                                                                         605 Third Avenue, 2nd Floor
                                                                                 New York, NY 10158-3698
                                                                                 (Investment Adviser)

                                                                                 Neuberger Berman, LLC
                                                                                 605 Third Avenue, 2nd Floor
                                                                                 New York, NY 10158-3698
                                                                                 (Sub-adviser)
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Neuberger Berman               Trust       Long-term growth of capital by        Neuberger Berman Management Inc.
Socially Responsive                        investing primarily in securities of  605 Third Avenue, 2nd Floor
                                           companies that meet the Fund's        New York, NY 10158-3698
                                           financial criteria and social policy  (Investment Adviser)

                                                                                 Neuberger Berman, LLC
                                                                                 605 Third Avenue, 2nd Floor
                                                                                 New York, NY 10158-3698
                                                                                 (Sub-adviser)
------------------------  ---------------  ------------------------------------  ---------------------------------------------
PIMCO Foreign Bond            Class R      Maximum total return, consistent      Pacific Investment Management Company LLC
(U.S. Dollar-Hedged)                       with preservation of capital and      840 Newport Center Drive, Suite 100
                                           prudent investment management         Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------


                                       66

------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
------------------------  ---------------  ------------------------------------  ---------------------------------------------
PIMCO High Yield Fund         Class A      Maximum total return, consistent      Pacific Investment Management Company LLC
                                           with preservation of capital and      840 Newport Center Drive, Suite 100
                                           prudent investment management         Newport Beach, CA 92660-6398
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Royce Opportunity             Service      Long term growth of capital           Royce & Associates, LLC
                                                                                 1414 Avenue of the Americas
                                                                                 New York, NY 10019-2570
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Royce Value                   Service      Long term growth of capital           Royce & Associates, LLC
                                                                                 1414 Avenue of the Americas
                                                                                 New York, NY 10019-2570
------------------------  ---------------  ------------------------------------  ---------------------------------------------
RS Information Age            Class A      Long-term capital appreciation        RS Investment Management Co. LLC
                                                                                 388 Market Street
                                                                                 San Francisco, CA 94111-5345
------------------------  ---------------  ------------------------------------  ---------------------------------------------
RS Value                      Class A      Long-term growth                      RS Investment Management Co. LLC
                                                                                 388 Market Street
                                                                                 San Francisco, CA 94111-5345
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Alpha                Class A      Long-term growth of capital           6th Avenue Investment
Opportunity Fund(R)                                                              Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
                                                                                 (Investment Adviser)

                                                                                 Mainstream Investment Advisers, LLC
                                                                                 101 West Spring Street, Suite 401
                                                                                 New Albany, IN 47150-3610
                                                                                 (Sub-adviser)
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Capital              Class A      High level of income.                 6th Avenue Investment
Preservation Fund                                                                Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Diversified          Class A      High level of interest income with    6th Avenue Investment
Income Fund                                security of principal                 Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Equity Fund(R)       Class A      Long-term growth of capital           6th Avenue Investment
                                                                                 Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Global Fund          Class A      Long-term growth of capital           6th Avenue Investment
                                                                                 Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
                                                                                 (Investment Adviser)

                                                                                 OppenheimerFunds, Inc.
                                                                                 Two World Financial Center
                                                                                 225 Liberty Street, 11th Floor
                                                                                 New York, NY 10281
                                                                                 (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------


                                       67

------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Income               Class A      High level of current income          6th Avenue Investment
Opportunity Fund                                                                 Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
                                                                                 (Investment Adviser)

                                                                                 Four Corners Capital Management, LLC
                                                                                 515 S. Flower Street, Suite 4310
                                                                                 Los Angeles, CA 90071-2222
                                                                                 (Sub-adviser)
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Large                Class A      Long-term growth of capital           6th Avenue Investment
Cap Value Fund                                                                   Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Mid Cap              Class A      Capital appreciation                  6th Avenue Investment
Growth Fund                                                                      Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Mid Cap              Class A      Long-term growth of capital           6th Avenue Investment
Value Fund                                                                       Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Select 25 Fund       Class A      Long-term growth of capital           6th Avenue Investment
                                                                                 Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Security Small Cap            Class A      Long-term growth of capital           6th Avenue Investment
Growth Fund                                                                      Management Company, LLC
                                                                                 5801 SW 6th Avenue
                                                                                 Topeka, KS 66636-0001
                                                                                 (Investment Adviser)

                                                                                 RS Investment Management L.P.
                                                                                 388 Market Street
                                                                                 San Francisco, CA 94111
                                                                                 (Sub-adviser)
------------------------  ---------------  ------------------------------------  ---------------------------------------------
T. Rowe Price Capital         Advisor      Long-term capital appreciation by     T. Rowe Price
Appreciation                               investing primarily in common         100 East Pratt Street
                                           stocks.                               Baltimore, MD 21202-1090
------------------------  ---------------  ------------------------------------  ---------------------------------------------
T. Rowe Price                 Class R      Long-term capital growth and          T. Rowe Price
Growth Stock                               increasing dividend income through    100 East Pratt Street
                                           investing in common stocks of well-   Baltimore, MD 21202-1090
                                           established companies.
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Van Kampen Aggressive         Class A      Capital growth                        Van Kampen Asset Management
Growth Fund                                                                      1221 Avenue of the Americas
                                                                                 New York, NY 10020
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Van Kampen                    Class A      Capital growth and income through     Van Kampen Asset Management
Comstock Fund                              investments in equity securities,     1221 Avenue of the Americas
                                           including common stocks, preferred    New York, NY 10020
                                           stocks and securities convertible
                                           into common and preferred stocks
------------------------------------------------------------------------------------------------------------------------------


                                       68

------------------------------------------------------------------------------------------------------------------------------
                            SHARE CLASS
UNDERLYING FUND           (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Van Kampen Equity             Class A      Highest possible income consistent    Van Kampen Asset Management
and Income Fund                            with safety of principal with long    1221 Avenue of the Americas
                                           term growth of capital as a           New York, NY 10020
                                           secondary objective
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Wells Fargo Advantage         Advisor      Long-term capital appreciation        Wells Capital Management Incorporated
Growth Fund                                                                      525 Market Street, 10th Floor
                                                                                 San Francisco, CA 94105
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Wells Fargo Advantage         Advisor      Total return comprised of long-term   Matrix Asset Advisors, Inc.
Growth and Income Fund                     capital appreciation and current      747 Third Avenue
                                           income                                New York, NY 10017
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Wells Fargo Advantage         Advisor      Long-term capital appreciation        Wells Capital Management Incorporated
Opportunity Fund                                                                 525 Market Street, 10th Floor
                                                                                 San Francisco, CA 94105
------------------------  ---------------  ------------------------------------  ---------------------------------------------
Wells Fargo Advantage         Class A      Long-term capital appreciation        Wells Capital Management Incorporated
Small Cap Value Fund                                                             525 Market Street, 10th Floor
                                                                                 San Francisco, CA 94105
------------------------------------------------------------------------------------------------------------------------------

                                                     SECURITY BENEFIT(SM)
                                                     SECURITY DISTRIBUTORS, INC.


PROSPECTUS                                                           May 1, 2007

AEA VALUEBUILDER VARIABLE ANNUITY


                                                       -------------------------
                                                           Important Privacy
                                                            Notice Included
                                                             See Back Cover
                                                       -------------------------

--------------------------------------------------------------------------------
                        AEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               ISSUED BY:                             MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-  AIM Basic Value                  -  Dreyfus Premier Strategic Value        -  RS Value
-  AIM Dynamics                     -  Dryden Small-Cap Core Equity           -  Security Alpha Opportunity
-  AIM Large Cap Growth             -  Federated Bond                         -  Security Capital Preservation
-  AIM Mid Cap Core Equity          -  Fidelity(R) Advisor Dividend Growth    -  Security Diversified Income
-  AIM Small Cap Growth             -  Fidelity(R) Advisor Mid Cap*           -  Security Equity
-  AIM Technology                   -  Fidelity(R) Advisor Real Estate        -  Security Global
-  American Century Equity Income   -  Fidelity(R) Advisor Value Strategies   -  Security Income Opportunity
-  American Century Heritage        -  Goldman Sachs Emerging Markets         -  Security Large Cap Value
-  American Century                     Equity                                -  Security Mid Cap Growth
    International Growth            -  Goldman Sachs Government Income        -  Security Mid Cap Value
-  American Century Select          -  Janus Adviser INTECH Risk-Managed      -  Security Select 25
-  American Century Strategic           Core                                  -  Security Small Cap Growth
    Allocation: Aggressive          -  Janus Adviser International Growth     -  T. Rowe Price Capital Appreciation
-  American Century Strategic       -  Jennison 20/20 Focus                   -  T. Rowe Price Growth Stock
    Allocation: Conservative        -  Jennison Small Company                 -  Van Kampen Aggressive Growth
-  American Century Strategic       -  Lehman Brothers Core Bond              -  Van Kampen Comstock
    Allocation: Moderate            -  Neuberger Berman Partners              -  Van Kampen Equity and Income
-  Ariel Fund(R)                    -  Neuberger Berman                       -  Wells Fargo Advantage Growth
-  Aston/Optimum Mid Cap                Socially Responsive                   -  Wells Fargo Advantage
-  Calamos(R) Growth                -  PIMCO Foreign Bond (U.S. Dollar-           Growth and Income
-  Calamos(R) Growth and Income         Hedged)                               -  Wells Fargo Advantage Opportunity
-  Calamos(R) High Yield            -  PIMCO High Yield                       -  Wells Fargo Advantage Small Cap Value
-  Dreyfus Appreciation             -  Royce Opportunity
-  Dreyfus General Money Market     -  Royce Value
-  Dreyfus Midcap Value             -  RS Information Age

* The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE
REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2007

--------------------------------------------------------------------------------
   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     The Contract is made available under the AEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and certain subsidiaries of the Alabama Education Association (the "AEA"). Pursuant to this agreement, the Company pays one of these subsidiaries an annual fee in exchange for receiving certain services in connection with the Contract. The AEA and its subsidiaries are not registered as broker-dealers and do not distribute the Contract or provide securities brokerage services. See "Information About the Company, the Separate Account, and the Funds" for more information about this arrangement.

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing Security Benefit at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 58 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                               TABLE OF CONTENTS
                                                                             Page
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purpose of the Contract . . . . . . . . . . . . . . . . . . . . . . . . .     6
  The Separate Account and the Funds. . . . . . . . . . . . . . . . . . . .     6
  Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Contract Benefits . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Charges and Deductions. . . . . . . . . . . . . . . . . . . . . . . . . .     7
  Tax-Free Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
  Contacting the Company. . . . . . . . . . . . . . . . . . . . . . . . . .     9
EXPENSE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Contract Owner Transaction Expenses . . . . . . . . . . . . . . . . . . .    10
  Periodic Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
  Optional Rider Expenses . . . . . . . . . . . . . . . . . . . . . . . . .    11
  Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . . . .    13
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS. . . . .    21
  Security Benefit Life Insurance Company . . . . . . . . . . . . . . . . .    21
  AEA Valuebuilder Program. . . . . . . . . . . . . . . . . . . . . . . . .    21
  Published Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
  Application for a Contract. . . . . . . . . . . . . . . . . . . . . . . .    23
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
  Guaranteed Minimum Income Benefit . . . . . . . . . . . . . . . . . . . .    24
  Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . . . .    24
  Guaranteed Growth Death Benefit . . . . . . . . . . . . . . . . . . . . .    25
  Combined Annual Stepped Up and Guaranteed Growth Death Benefit. . . . . .    25
  Enhanced Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . .    26
  Combined Enhanced and Annual Stepped Up Death Benefit . . . . . . . . . .    26
  Combined Enhanced and Guaranteed Growth Death Benefit . . . . . . . . . .    26
  Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit    27
  Extra Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
  Waiver of Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . .    28
  Alternate Withdrawal Charge . . . . . . . . . . . . . . . . . . . . . . .    29
  Waiver of Withdrawal Charge - 15 Years or Disability. . . . . . . . . . .    29
  Waiver of Withdrawal Charge - 10 Years or Disability. . . . . . . . . . .    29
  Waiver of Withdrawal Charge - Hardship. . . . . . . . . . . . . . . . . .    29
  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2. . . . . . . . . . .    29
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
  Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . . . .    30
  Dollar Cost Averaging Option. . . . . . . . . . . . . . . . . . . . . . .    30
  Asset Reallocation Option . . . . . . . . . . . . . . . . . . . . . . . .    31
  Transfers of Contract Value . . . . . . . . . . . . . . . . . . . . . . .    31
  Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
  Determination of Contract Value . . . . . . . . . . . . . . . . . . . . .    35
  Cut-Off Times . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    35
  Full and Partial Withdrawals. . . . . . . . . . . . . . . . . . . . . . .    36
  Systematic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Distribution Requirements . . . . . . . . . . . . . . . . . . . . . . . .    38
  Death of the Annuitant. . . . . . . . . . . . . . . . . . . . . . . . . .    38
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .    38
  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . . . .    38
  Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . . . .    39
  Administration Charge . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Account Administration Charge . . . . . . . . . . . . . . . . . . . . . .    39
  Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Loan Interest Charge. . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Variations in Charges . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Optional Rider Charges. . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Guarantee of Certain Charges. . . . . . . . . . . . . . . . . . . . . . .    41
  Underlying Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . .    41
ANNUITY PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Selection of an Option. . . . . . . . . . . . . . . . . . . . . . . . . .    44
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
  Contract Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    46
  Transfers and Withdrawals from the Fixed Account. . . . . . . . . . . . .    46
  Payments from the Fixed Account . . . . . . . . . . . . . . . . . . . . .    46
MORE ABOUT THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . .    46
  Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    46
  Designation and Change of Beneficiary . . . . . . . . . . . . . . . . . .    46
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  Payments from the Separate Account. . . . . . . . . . . . . . . . . . . .    47
  Proof of Age and Survival . . . . . . . . . . . . . . . . . . . . . . . .    47
  Misstatements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    47
  Restrictions on Withdrawals from Qualified Plans. . . . . . . . . . . . .    48
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
  Tax Status of the Company and the Separate Account. . . . . . . . . . . .    49
  Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Other Tax Considerations. . . . . . . . . . . . . . . . . . . . . . . . .    53
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
  Voting of Underlying Fund Shares. . . . . . . . . . . . . . . . . . . . .    53
  Substitution of Investments . . . . . . . . . . . . . . . . . . . . . . .    54
  Changes to Comply with Law and Amendments . . . . . . . . . . . . . . . .    54
  Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . . . .    54
  Electronic Privileges . . . . . . . . . . . . . . . . . . . . . . . . . .    55
  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . . .    55
  Sale of the Contract. . . . . . . . . . . . . . . . . . . . . . . . . . .    55
  Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    57
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    57
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .    57
  Registration Statement. . . . . . . . . . . . . . . . . . . . . . . . . .    57
  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . .    58
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . .    58
OBJECTIVES FOR UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . . . .    59
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACT VALUE - The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Extra Credit Rider.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate of 3%) declared periodically by the Company. See "The Fixed Account."

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and is equal to 3%.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT - The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Under-lying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Under-lying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

     The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, and the Fidelity(R) Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity(R) Advisor International Capital Appreciation Subaccount after December 31, 2004.

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account."

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59(1/2).

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit;*

-    Extra Credit at 3%, 4% or 5%

-    Waiver of Withdrawal Charge

-    Alternate Withdrawal Charge

-    Waiver of Withdrawal Charge - 15 Years or Disability

-    Waiver of Withdrawal Charge - 10 Years or Disability

-    Waiver of Withdrawal Charge - Hardship

-    Waiver of Withdrawal Charge - 5 Years and Age 59(1/2).

* Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.


     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.


CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you with-draw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year there-after. The withdrawal charge is calculated according to the following schedule:

---------------------------------
PURCHASE PAYMENT AGE   WITHDRAWAL
   (IN YEARS)            CHARGE
---------------------------------
          1                7%
          2                7%
          3                6%
          4                5%
          5                4%
          6                3%
          7                2%
      8 and over           0%
---------------------------------

     The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

-----------------------------------------
                    ANNUAL MORTALITY AND
CONTRACT VALUE       EXPENSE RISK CHARGE
-----------------------------------------
Less than $25,000           1.10%
25,000 or more              0.95%
-----------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

     The Company makes each rider available only at issue, and you may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

---------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
                                                                                         Annual
                                                                            Rate(1)   Rider Charge
---------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                              3%        0.15%
                                                                               5%        0.30%
---------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                               ---        0.20%
---------------------------------------------------------------------------------------------------
                                                                               3%        0.10%
Guaranteed Growth Death Benefit                                                5%        0.20%
                                                                               6%        0.25%
                                                                               7%        0.30%
---------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                 5%        0.25%
---------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                        ---        0.25%
---------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                         ---        0.35%
---------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                          5%        0.35%
---------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit       5%        0.40%
---------------------------------------------------------------------------------------------------
                                                                               3%        0.40%
Extra Credit(2)                                                                4%        0.55%
                                                                               5%        0.70%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                   ---        0.05%
Alternate Withdrawal Charge                                                  0-Year      0.70%
                                                                             4-Year      0.55%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                          ---        0.05%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                          ---        0.10%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                        ---        0.15%
---------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59(1/2)                         ---        0.20%
---------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the
     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
     Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.
2    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
---------------------------------------------------------------------------------------------------

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incur-red by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling
1-800-888-2461.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

---------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See
"Mortality and Expense Risk Charge."
---------------------------------------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                                                      None
---------------------------------------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)          7%(1)
---------------------------------------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                                                          None
---------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
---------------------------------------------------------------------------------------------------------------
  Account Administration Charge                                                                        $30 (2)
---------------------------------------------------------------------------------------------------------------
  Net Loan Interest Charge(3)                                                                         2.75%
---------------------------------------------------------------------------------------------------------------
  Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
---------------------------------------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                                                          1.10%(4)
---------------------------------------------------------------------------------------------------------------
    Annual Administration Charge                                                                      0.15%
---------------------------------------------------------------------------------------------------------------
    Maximum Annual Charge for Optional Riders                                                         1.55%(5)
---------------------------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                                                            2.80%
---------------------------------------------------------------------------------------------------------------
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the
     Contract. A free withdrawal is available in each Contract Year equal to (1)
     10% of Purchase Payments, excluding any Credit Enhancements, in the first
     Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and
     Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.
2    A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of
     Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your
     Contract Value is $50,000 or more upon the date it is to be deducted. 3 The net loan cost equals the difference between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.
4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; $25,000 or more - 0.95%. Any mortality and expense risk charge above the minimum charge of 0.95% is deducted from your Contract Value on a monthly basis. During the Annuity
     Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and
     8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."
5    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select Riders with total rider charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
---------------------------------------------------------------------------------------------------------
                                                                                  Interest      Annual
                                                                                   Rate(1)   Rider Charge
--------------------------------------------------------------------------------  ---------  ------------
Guaranteed Minimum Income Benefit Rider                                              3%          0.15%
                                                                                     5%          0.30%
--------------------------------------------------------------------------------  ---------  ------------
Annual Stepped Up Death Benefit Rider                                                ---         0.20%
--------------------------------------------------------------------------------  ---------  ------------
                                                                                     3%          0.10%
Guaranteed Growth Death Benefit Rider                                                5%          0.20%
                                                                                     6%          0.25%
                                                                                     7%          0.30%
--------------------------------------------------------------------------------  ---------  ------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                                            5%          0.25%
--------------------------------------------------------------------------------  ---------  ------------
Enhanced Death Benefit Rider                                                         ---         0.25%
--------------------------------------------------------------------------------  ---------  ------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider      ---         0.35%
--------------------------------------------------------------------------------  ---------  ------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider      5%          0.35%
--------------------------------------------------------------------------------  ---------  ------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider,
and Guaranteed Growth Death Benefit Rider                                            5%          0.40%
--------------------------------------------------------------------------------  ---------  ------------
                                                                                     3%          0.40%
Extra Credit Rider(2)                                                                4%          0.55%
                                                                                     5%          0.70%
--------------------------------------------------------------------------------  ---------  ------------
Waiver of Withdrawal Charge Rider                                                    ---         0.05%
--------------------------------------------------------------------------------  ---------  ------------
Alternate Withdrawal Charge Rider                                                  0-Year        0.70%
                                                                                   4-Year        0.55%
--------------------------------------------------------------------------------  ---------  ------------
Waiver of Withdrawal Charge Rider-15 Years or Disability                             ---         0.05%
--------------------------------------------------------------------------------  ---------  ------------
Waiver of Withdrawal Charge Rider-10 Years or Disability                             ---         0.10%
--------------------------------------------------------------------------------  ---------  ------------
Waiver of Withdrawal Charge Rider-Hardship                                           ---         0.15%
--------------------------------------------------------------------------------  ---------  ------------
Waiver of Withdrawal Charge Rider-5 Years and Age 59 1/2                             ---         0.20%
---------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined
     Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge
     Rider.
2    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
---------------------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

--------------------------------------------------------------------------------
                                                    MINIMUM   MAXIMUM
--------------------------------------------------  --------  ---------
Total Annual Underlying Fund Operating Expenses(1)     0.78%     3.20%
-----------------------------------------------------------------------
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that
     Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2006.
--------------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------
                                                                           1       3       5      10
                                                                          YEAR   YEARS   YEARS   YEARS
-----------------------------------------------------------------------  ------  ------  ------  ------
If you surrender your Contract at the end of the applicable time period  $1,235  $2,332  $3,320  $5,792
If you do not surrender or you annuitize your Contract                      609   1,807   2,978   5,792
-------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
AIM BASIC VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.59   $ 13.41  $ 12.60      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.76   $ 13.59  $ 13.41   $12.60
Accumulation units outstanding at the end of period . .      1,157     1,353      919       53
----------------------------------------------------------------------------------------------
AIM DYNAMICS
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   14.38   $ 13.59  $ 12.68      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   16.08   $ 14.38  $ 13.59   $12.68
Accumulation units outstanding at the end of period            ---       ---      ---      ---
----------------------------------------------------------------------------------------------
AIM LARGE CAP GROWTH (FORMERLY AIM BLUE CHIP)
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   11.27   $ 11.38  $ 11.37      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   11.58   $ 11.27  $ 11.38   $11.37
Accumulation units outstanding at the end of period . .         55        29       55       22
----------------------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.54   $ 13.13  $ 12.02      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.44   $ 13.54  $ 13.13   $12.02
Accumulation units outstanding at the end of period . .      2,049     1,126      444       55
----------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.76   $ 13.24  $ 12.91      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   15.10   $ 13.76  $ 13.24   $12.91
Accumulation units outstanding at the end of period . .      4,370     1,224      448       20
----------------------------------------------------------------------------------------------
AIM TECHNOLOGY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   12.21   $ 12.51  $ 12.63      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   12.89   $ 12.21  $ 12.51   $12.63
Accumulation units outstanding at the end of period . .          4       184      108       32
----------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   12.58   $ 12.83  $ 11.91      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.41   $ 12.58  $ 12.83   $11.91
Accumulation units outstanding at the end of period . .      5,694     1,254    1,358    1,252
----------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.63   $ 11.65  $ 11.36      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   15.29   $ 13.63  $ 11.65   $11.36
Accumulation units outstanding at the end of period . .      3,738       121       35        9
----------------------------------------------------------------------------------------------


                                       12

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.88   $ 12.79  $ 11.59      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   16.62   $ 13.88  $ 12.79   $11.59
Accumulation units outstanding at the end of period . .        881       267      113       46
----------------------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   11.39   $ 11.79  $ 11.47      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.71   $ 11.39  $ 11.79   $11.47
Accumulation units outstanding at the end of period . .        234       111        2      ---
----------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.10       ---      ---      ---
Accumulation units out-standing at the end of period. .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.01       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.08       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
ARIEL FUND(R)
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.95   $ 14.40  $ 12.30      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.77   $ 13.95  $ 14.40   $12.30
Accumulation units outstanding at the end of period . .     13,386     8,097    2,601    1,480
----------------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.21       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
CALAMOS GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   15.36   $ 14.75  $ 12.95      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.95   $ 15.36  $ 14.75   $12.95
Accumulation units outstanding at the end of period . .     14,809     8,083    3,424    1,317
----------------------------------------------------------------------------------------------
CALAMOS GROWTH AND INCOME
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.41   $ 12.93  $ 12.28      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.14   $ 13.41  $ 12.93   $12.28
Accumulation units outstanding at the end of period . .     13,169     6,813    3,843    1,932
----------------------------------------------------------------------------------------------


                                       13

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
CALAMOS HIGH YIELD
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.03       ---      ---      ---
Accumulation units outstanding at the end of  period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
DREYFUS APPRECIATION
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   11.25   $ 11.26  $ 11.11      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   12.56   $ 11.25  $ 11.26   $11.11
Accumulation units outstanding at the end of period . .      2,967     2,027      890      195
----------------------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    9.05   $  9.22  $  9.57      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.05   $  9.05  $  9.22   $ 9.57
Accumulation units outstanding at the end of period . .      2,520         3      ---      ---
----------------------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   17.60   $ 16.96  $ 15.04      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   18.65   $ 17.60  $ 16.96   $15.04
Accumulation units outstanding at the end of period . .        772       902      585       95
----------------------------------------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   15.61   $ 15.02  $ 13.31      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   17.98   $ 15.61  $ 15.02   $13.31
Accumulation units outstanding at the end of period . .      4,668     2,807      622       21
----------------------------------------------------------------------------------------------
DRYDEN SMALL-CAP CORE EQUITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
FEDERATED BOND
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.91       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR DIVIDEND GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   11.25   $ 11.37  $ 11.27      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   12.31   $ 11.25  $ 11.37   $11.27
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR INTERNATIONAL CAPITAL APPRECIATION
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   15.21   $ 13.98  $ 13.22      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   16.71   $ 15.21  $ 13.98   $13.22
Accumulation units outstanding at the end of period . .         67       295      290      128
----------------------------------------------------------------------------------------------


                                       14

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR MID CAP
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   15.93   $ 15.34  $ 13.79      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   17.28   $ 15.93  $ 15.34   $13.79
Accumulation units outstanding at the end of period . .        188       141      130       57
----------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR REAL ESTATE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.76       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR VALUE STRATEGIES
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   15.89   $ 16.19  $ 14.76      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   17.63   $ 15.89  $ 16.19   $14.76
Accumulation units outstanding at the end of period . .      4,693     4,007    3,095      628
----------------------------------------------------------------------------------------------
GOLDMAN SACHS EMERGING MARKETS EQUITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.45       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.91       ---      ---      ---
Accumulation units outstanding at the end of period . .      5,059       ---      ---      ---
----------------------------------------------------------------------------------------------
JANUS ADVISER INTECH RISK-MANAGED CORE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.08       ---      ---      ---
Accumulation units outstanding at the end of period . .        308       ---      ---      ---
----------------------------------------------------------------------------------------------
JANUS ADVISER INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.28       ---      ---      ---
Accumulation units outstanding at the end of period . .         29       ---      ---      ---
----------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.03       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
JENNISON SMALL COMPANY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.90       ---      ---      ---
Accumulation units outstanding at the end of period . .      4,990       ---      ---      ---
----------------------------------------------------------------------------------------------


                                       15

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
LEHMAN BROTHERS CORE BOND
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    9.86   $ 10.05  $ 10.06      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.90   $  9.86  $ 10.05   $10.06
Accumulation units outstanding at the end of period . .      5,778     4,759    3,540    1,774
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.99       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.49       ---      ---      ---
Accumulation units outstanding at the end of period . .         26       ---      ---      ---
----------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND (U.S. DOLLAR HEDGED)
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.89       ---      ---      ---
Accumulation units outstanding at the end of period . .        685       ---      ---      ---
----------------------------------------------------------------------------------------------
PIMCO HIGH YIELD
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   12.83   $ 12.84  $ 12.27      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   13.43   $ 12.83  $ 12.84   $12.27
Accumulation units outstanding at the end of period . .      8,145     5,861    2,132    1,063
----------------------------------------------------------------------------------------------
ROYCE OPPORTUNITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.07       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
ROYCE VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.12       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
RS INFORMATION AGE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.98       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
RS VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.12       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------


                                       16

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
SECURITY ALPHA OPPORTUNITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.93       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    9.89   $ 10.10  $  9.92      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.88   $  9.89  $ 10.10   $ 9.92
Accumulation units outstanding at the end of period . .     22,473    15,451   14,715    3,252
----------------------------------------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $    9.66   $  9.91  $  9.99      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.61   $  9.66  $  9.91   $ 9.99
Accumulation units outstanding at the end of period . .      5,096     4,674    2,984    1,868
----------------------------------------------------------------------------------------------
SECURITY EQUITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   11.30   $ 11.34  $ 11.00      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   12.14   $ 11.30  $ 11.34   $11.00
Accumulation units outstanding at the end of period . .        509       390      252       76
----------------------------------------------------------------------------------------------
SECURITY GLOBAL
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   16.09   $ 14.83  $ 13.10      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   18.01   $ 16.09  $ 14.83   $13.10
Accumulation units outstanding at the end of period . .      1,450       560      441      101
----------------------------------------------------------------------------------------------
SECURITY INCOME OPPORTUNITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.07   $ 10.03  $ 10.00
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.24   $ 10.07  $ 10.03      ---
Accumulation units outstanding at the end of period . .      2,662     1,814    1,254
----------------------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.69   $ 10.90  $ 11.06      ---
  End of period . . . . . . . . . . . . . . . . . . . .        ---   $ 10.69  $ 10.90   $11.06
Accumulation units outstanding at the end of period . .        ---       177        4      ---
----------------------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   13.15   $ 12.49  $ 11.82      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   15.24   $ 13.15  $ 12.49   $11.82
Accumulation units outstanding at the end of period . .      1,334       590      483      ---
----------------------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   16.10   $ 15.67  $ 14.90      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   16.16   $ 16.10  $ 15.67   $14.90
Accumulation units outstanding at the end of period . .      1,882     1,808    1,458      145
----------------------------------------------------------------------------------------------


                                       17

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   20.44   $ 18.40  $ 15.11      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   22.55   $ 20.44  $ 18.40   $15.11
Accumulation units outstanding at the end of period . .      9,062     4,285    1,324      789
----------------------------------------------------------------------------------------------
SECURITY SELECT 25
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00
  End of period . . . . . . . . . . . . . . . . . . . .  $    9.85
Accumulation units outstanding at the end of period . .        438
----------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   16.61   $ 16.22  $ 14.55      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   16.67   $ 16.61  $ 16.22   $14.55
Accumulation units outstanding at the end of period . .        635       785      570      105
----------------------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.98   $ 10.97  $ 10.97      ---
  End of period . . . . . . . . . . . . . . . . . . . .        ---   $ 10.98  $ 10.97   $10.97
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
T. ROWE PRICE CAPITAL APPRECIATION
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.08       ---      ---      ---
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of  period. . . . . . . . . . . . . . . . .  $   10.00       ---      ---      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   10.11       ---      ---      ---
Accumulation units outstanding at the end of period . .      6,247       ---      ---      ---
----------------------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of  period. . . . . . . . . . . . . . . . .  $   14.56   $ 13.67  $ 12.38      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.65   $ 14.56  $ 13.67   $12.38
Accumulation units outstanding at the end of period . .        255       207      157      108
----------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   14.26   $ 14.26  $ 12.63      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   15.89   $ 14.26  $ 14.26   $12.63
Accumulation units outstanding at the end of period . .      9,297     3,974      857        3
----------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   12.97   $ 12.54  $ 11.69      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   14.01   $ 12.97  $ 12.54   $11.69
Accumulation units outstanding at the end of period . .     20,089     4,421      828      548
----------------------------------------------------------------------------------------------


                                       18

----------------------------------------------------------------------------------------------
                                                         2006(2,3)    2005    2004(1)    2003
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   12.90   $ 12.05  $ 11.06      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   13.37   $ 12.90  $ 12.05   $11.06
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH AND INCOME
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   11.22   $ 11.89  $ 11.38      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   12.44   $ 11.22  $ 11.89   $11.38
Accumulation units outstanding at the end of period . .        ---       ---      ---      ---
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   14.86   $ 14.45  $ 12.82      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   15.95   $ 14.86  $ 14.45   $12.82
Accumulation units outstanding at the end of period . .        ---       351      313      ---
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE
----------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . . . . .  $   18.42   $ 16.71  $ 14.52      ---
  End of period . . . . . . . . . . . . . . . . . . . .  $   19.96   $ 18.42  $ 16.71   $14.52
Accumulation units out-standing at the end of period. .      2,309     1,425      444        6
----------------------------------------------------------------------------------------------
1    For the period of March 31, 2004 (date of inception) through December 31,
     2004 for the Security Income Opportunity Subaccount.
2    For the period December 1, 2006 (date of inception) through December 31,
     2006 for the American Century Strategic Allocation: Aggressive, American
     Century Strategic Allocation: Conservative, American Century Strategic
     Allocation: Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden
     Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate,
     Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income,
     Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth,
     Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners,
     PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS
     Information Age, RS Value, Security Alpha Opportunity, T. Rowe Price
     Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.
3    On June 16, 2006 the Security Large Cap Growth and Security Social
     Awareness Subaccounts were reorganized into the Security Select 25
     Subaccount, and Contract Value allocated to those Subaccounts on that date was transferred to the Security Select 25 Subaccount. Accordingly, there were no accumulation unit values or outstanding units on or after June 16,
     2006, for the Security Large Cap Growth and Security Social Awareness
     Subaccounts.
----------------------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY - The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

     On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7 billion. Together with its affiliates, the Company has total funds under management of approximately $18.6 billion.

AEA VALUEBUILDER PROGRAM - The Contract is made available under the AEA Valuebuilder Program pursuant to an agreement (the "Agreement") between the Company and Educator Benefits Corporation ("EBC"), a subsidiary of the Alabama Education Association (the "AEA"). The AEA Valuebuilder Program was established by the AEA to encourage its members to save for retirement.

     Pursuant to the Agreement, the Company and its affiliates provide retirement plan products, such as the Contract, to AEA members. The Company pays a fee of approximately $37,500 per quarter to EBC under the Agreement. In 2006, the Company also paid the AEA $30,000 for conference support and $40,000 for advertising in AEA-sponsored journals. Under the terms of the Agreement, EBC provides certain services to the Company and EBC publicizes the availability of the Contract to AEA's members under the AEA Value-builder Program. You may wish to take into account the Agreement and the fees when considering and evaluating any communications by the AEA and EBC relating to the Contract. You should particularly note that the Agreement grants the Company an exclusive right to offer retirement and savings products, including the Contract, under the AEA Valuebuilder Program.

     Neither the AEA nor EBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the AEA or EBC.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

     Shares of each Underlying Fund are available to the general public, outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

     Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDER-LYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     -----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Under-lying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its
     ------------------------------------------------
affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Under-lying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     ---------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI,
     ---------------
receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Under-lying Funds in which the payment is not based on the average net assets of the Contract invested in the Under-lying Fund.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates,, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-    Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-    Enhanced Death Benefit;*

-    Combined Enhanced and Annual Stepped Up Death Benefit;*

-    Combined Enhanced and Guaranteed Growth Death Benefit;*

-    Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit;*

-    Extra Credit at 3%, 4% or 5%

-    Waiver of Withdrawal Charge

-    0-Year or 4-Year Alternate Withdrawal Charge; or

-    Waiver of Withdrawal Charge - 15 Years or Disability

-    Waiver of Withdrawal Charge - 10 Years or Disability

-    Waiver of Withdrawal Charge - Hardship

-    Waiver of Withdrawal Charge - 5 Years and Age 59(1/2).

*Provides a death benefit.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.

     Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT - This Rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less, any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 %. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT - This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT - This Rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7%, as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; how-ever, you will still pay the Rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday;
(3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

     This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

- "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

- "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

EXTRA CREDIT - This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not purchase more than one Extra Credit Rider for your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

     The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

     The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

---------------------------------
                 RATE OF RETURN
INTEREST RATE   (NET OF EXPENSES)
---------------------------------
      3%             -5.00%
      4%             -1.50%
      5%              0.80%
---------------------------------

     The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

     The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE - This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

     The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

     The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

     Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

     If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE - This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

----------------------------------------------------
    0-YEAR SCHEDULE            4-YEAR SCHEDULE
-------------------------  -------------------------
 PURCHASE                    PURCHASE
PAYMENT AGE   WITHDRAWAL   PAYMENT AGE   WITHDRAWAL
(IN YEARS)      CHARGE      (IN YEARS)     CHARGE
-------------------------  -------------------------
0 and over        0%             1           7%
                                 2           7%
                                 3           6%
                                 4           5%
                             5 and over      0%
----------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

WAIVER OF WITHDRAWAL CHARGE-15 YEARS OR DISABILITY - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

-    The Contract has been in force for 15 or more Contract Years; or

- The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE-10 YEARS OR DISABILITY - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

- The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

- The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE-HARDSHIP - This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hard-ship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

WAIVER OF WITHDRAWAL CHARGE-5 YEARS AND AGE 59(1/2) - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

-    The Owner is age 59(1/2)or older; and

- The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $1,000. There-after, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot other-wise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company generally will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value deter-mined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, how-ever, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one

Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

     The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-    the total dollar amount being transferred;

-    the number of transfers you made within the previous 12 months;

-    transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

----------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                                                                          ROUND TRIP
SUBACCOUNT                                                                                                TRANSFERS(1)
--------------------------------------------------------------------------------------------------------  ------------
Dreyfus General Money Market                                                                               Unlimited
--------------------------------------------------------------------------------------------------------  ------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small                        4
Cap Growth, AIM Technology, Aston/Optimum Mid Cap, Calamos(R) Growth, Calamos(R) Growth
and Income, Calamos(R) High Yield, Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Premier
Strategic Value, Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Mid Cap*, Fidelity(R) Advisor
Real Estate, Fidelity(R) Advisor Value Strategies, Goldman Sachs Emerging Markets Equity,
Goldman Sachs Government Income, Lehman Brothers Core Bond, Neuberger Berman Partners,
Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High
Yield, Rydex Sector Rotation, Security Alpha Opportunity, Security Capital Preservation, Security
Diversified Income, Security Equity, Security Global, Security Income Opportunity, Security Large
Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small
Cap Growth, Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and
Income
--------------------------------------------------------------------------------------------------------  ------------
American Century Equity Income, American Century Heritage, American Century International                      2
Growth, American Century Select,  American Century Strategic Allocation: Aggressive, American
Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate,
Federated Bond
--------------------------------------------------------------------------------------------------------  ------------
Wells Fargo Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo                             2(2)
Advantage Opportunity, Wells Fargo Advantage Small Cap Value
--------------------------------------------------------------------------------------------------------  ------------
Dryden Small-Cap Core Equity, Janus Adviser INTECH Risk-Managed Core, Janus Adviser                            1(3)
International Growth, Jennison 20/20 Focus, Jennison Small Company, RS Information Age, RS
Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------  ------------
Royce Opportunity, Royce Value                                                                                 1(4)
--------------------------------------------------------------------------------------------------------  ------------
Ariel Fund(R)                                                                                                  1(5)
----------------------------------------------------------------------------------------------------------------------
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3    Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
4    Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
5    Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
*    You may transfer Contract Value to Fidelity(R) Advisor Mid Cap Subaccount
     only if you purchased your Contract prior to July 31, 2004.
----------------------------------------------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the

Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund. Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund share-holders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options avail-able to retirement plan participants.

     The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Fund. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Interest credited to the Fixed Account,

-    Payment of Purchase Payments,

-    The amount of any outstanding Contract Debt,

-    Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.95%, and (5) the administration charge under the Contract of 0.15%.

     The minimum mortality and expense risk charge of 0.95% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified
Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payment that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

     The Company requires the signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59(1/2), may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59(1/2). See "Restrictions on Withdrawals from Qualified Plans," and "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements.
Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner, Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased one of the optional Riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year there-after. The withdrawal charge is calculated according to the following schedule:

------------------------------
PURCHASE PAYMENT   WITHDRAWAL
 AGE (IN YEARS)      CHARGE
------------------------------
       1               7%
       2               7%
       3               6%
       4               5%
       5               4%
       6               3%
       7               2%
   8 and over          0%
------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon:
(1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is deter-mined each month by reference to the amount of your Contract Value, as set forth in the table below.

-------------------------------------
                    ANNUAL MORTALITY
                    AND EXPENSE RISK
CONTRACT VALUE           CHARGE
-------------------------------------
Less than $25,000         1.10%
25,000 or more            0.95%
-------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE - The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full (or partial) withdrawal if a premium tax has been incurred and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE - The Company charges an effective annual interest rate on a loan that currently is an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES - In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue. You may select only one Rider that provides a death benefit.

     The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

---------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
---------------------------------------------------------------------------------------------------
                                                                                         Annual
                                                                            Rate(1)   Rider Charge
-------------------------------------------------------------------------  ---------  -------------
Guaranteed Minimum Income Benefit                                              3%         0.15%
                                                                               5%         0.30%
-------------------------------------------------------------------------  ---------  -------------
Annual Stepped Up Death Benefit                                               ---         0.20%
-------------------------------------------------------------------------  ---------  -------------
                                                                               3%         0.10%
Guaranteed Growth Death Benefit                                                5%         0.20%
                                                                               6%         0.25%
                                                                               7%         0.30%
-------------------------------------------------------------------------  ---------  -------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                 5%         0.25%
-------------------------------------------------------------------------  ---------  -------------
Enhanced Death Benefit                                                        ---         0.25%
-------------------------------------------------------------------------  ---------  -------------
Combined Enhanced and Annual Stepped Up Death Benefit                         ---         0.35%
-------------------------------------------------------------------------  ---------  -------------
Combined Enhanced and Guaranteed Growth Death Benefit                          5%         0.35%
-------------------------------------------------------------------------  ---------  -------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit       5%         0.40%
-------------------------------------------------------------------------  ---------  -------------
                                                                               3%         0.40%
Extra Credit(2)                                                                4%         0.55%
                                                                               5%         0.70%
-------------------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge                                                   ---         0.05%
-------------------------------------------------------------------------  ---------  -------------
Alternate Withdrawal Charge                                                  0-Year       0.70%
                                                                             4-Year       0.55%
-------------------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge - 15 Years or Disability                          ---         0.05%
-------------------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge - 10 Years or Disability                          ---         0.10%
-------------------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge - Hardship                                        ---         0.15%
-------------------------------------------------------------------------  ---------  -------------
Waiver of Withdrawal Charge - 5 Years and Age 59(1/2)                         ---         0.20%
---------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the
     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
     Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.
2    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
---------------------------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms-either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments:
Assumed

Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

     The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) projection scale G and an interest rate of 2 % in lieu of the rate described above.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -

     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 % in lieu of the rate described above.

     OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 7 - PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3(1/2)%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70(1/2). In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70(1/2), and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

     If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."


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
CONTRACT CHARGES - Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT - You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

     Transfers from the Fixed Account to the Fidelity(R) Advisor Mid Cap Subaccount may be made only if you purchased your Contract prior to July 31, 2004. The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. How-ever, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or
(2) 50% of the Contract Value. In any case, the maximum loan balance out-standing at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company and currently is equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 3% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is 5.95%. Because the Contract Value maintained in the Loan Account (which will earn 3%) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%. Thus, the highest net cost of a loan you may be charged currently is 2.75%, plus the amount of any applicable rider charges.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUT-STANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59(1/2). Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59(1/2). The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59(1/2). See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59(1/2), (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59(1/2). Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 . If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a

Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59(1/2); (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     ROTH 403(B). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.

     Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

     Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

     Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account.

     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

     The employee may roll over distributions from a Roth 403(b) account to another Roth 403(b) account, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account, but not a Roth IRA.

     SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of
                  --------------------------------------------
the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

----------------------------
      TAX YEAR       AMOUNT
----------------------------
        2007         $ 4,000
2008 and thereafter  $ 5,000
----------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70(1/2)-the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible
                   ----------
individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, or a traditional individual retirement account or annuity described in Code Section 408.

     For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    ---------------------------
Plan before the participant reaches age 59(1/2) are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or

(viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59(1/2): withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     -------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.   The
discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMEND-MENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Under-lying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. IF YOU ELECT ELECTRONIC PRIVILEGES, YOU AUTOMATICALLY AUTHORIZE YOUR FINANCIAL REPRESENTATIVE TO MAKE TRANSFERS OF CONTRACT VALUE AND CHANGES IN YOUR PURCHASE PAYMENT ALLOCATION OR DOLLAR COST AVERAGING OR ASSET ALLOCATION OPTION, ON YOUR BEHALF.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.


LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.


SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006, 2005 and 2004, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $68,996,259, $5,524,321, and $4,849,070 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     ------------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ----------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

     The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2006 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., GWN Securities, Inc., Capital Financial Services, Inc., Ohio Savings Securities, Inc., and SIMCO Financial.

     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-

DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNEC-TION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In
     ------------------------------------------------------------------
addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

LEGAL MATTERS - Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until December 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the AEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Roth 403(b)
  Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS
--------------------------------------------------------------------------------
THERE IS NO GUARANTEE THAT THE INVESTMENT OBJECTIVES AND STRATEGIES OF ANY UNDERLYING FUND WILL BE MET.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE Underlying Fund PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED BY CALLING 1-800-888-2461.

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-------------------------  ---------------  ------------------------------------  -----------------------------------------
AIM Basic Value Fund           Class A      Long-term growth of capital           A I M Advisors, Inc.
                                                                                  11 Greenway Plaza, Suite 100
                                                                                  Houston, TX  77046-1173
-------------------------  ---------------  ------------------------------------  -----------------------------------------
AIM Dynamics Fund              Class A      Long-term capital growth              A I M Advisors, Inc.
                                                                                  11 Greenway Plaza, Suite 100
                                                                                  Houston, TX  77046-1174
-------------------------  ---------------  ------------------------------------  -----------------------------------------
AIM Large Cap Growth           Class A      Long-term growth of capital           A I M Advisors, Inc.
Fund                                                                              11 Greenway Plaza, Suite 100
                                                                                  Houston, TX  77046-1175
-------------------------  ---------------  ------------------------------------  -----------------------------------------
AIM Mid Cap Core               Class A      Long-term growth of capital           A I M Advisors, Inc.
Equity Fund                                                                       11 Greenway Plaza, Suite 100
                                                                                  Houston, TX  77046-1176
-------------------------  ---------------  ------------------------------------  -----------------------------------------
AIM Small Cap Growth           Class A      Long-term growth of capital           A I M Advisors, Inc.
Fund                                                                              11 Greenway Plaza, Suite 100
                                                                                  Houston, TX  77046-1177
-------------------------  ---------------  ------------------------------------  -----------------------------------------
AIM Technology Fund            Class A      To provide capital growth             A I M Advisors, Inc.
                                                                                  11 Greenway Plaza, Suite 100
                                                                                  Houston, TX  77046-1178
-------------------------  ---------------  ------------------------------------  -----------------------------------------
American Century               Advisor      To provide current income             American Century Investment Management,
Equity Income Fund                                                                Inc.
                                                                                  4500 Main Street
                                                                                  Kansas City, MO  64111-1816
-------------------------  ---------------  ------------------------------------  -----------------------------------------
American Century               Advisor      Long-term capital growth              American Century Investment Management,
Heritage Fund                                                                     Inc.
                                                                                  4500 Main Street
                                                                                  Kansas City, MO  64111-1816
-------------------------  ---------------  ------------------------------------  -----------------------------------------
American Century               Advisor      Capital growth                        American Century Global Investment
International Growth                                                              Management, Inc.
Fund                                                                              666 3rd Ave, 23rd Floor
                                                                                  New York, NY  10017-4041
-------------------------  ---------------  ------------------------------------  -----------------------------------------
American Century               Advisor      Long-term capital growth              American Century Investment Management,
Select Fund                                                                       Inc.
                                                                                  4500 Main Street
                                                                                  Kansas City, MO  64111-1816
-------------------------  ---------------  ------------------------------------  -----------------------------------------
American Century               Advisor      Long-term capital growth              American Century Investment Management,
Strategic Allocation:                                                             Inc.
Aggressive                                                                        4500 Main Street
                                                                                  Kansas City, MO 64111-1816
-------------------------  ---------------  ------------------------------------  -----------------------------------------
American Century               Advisor      Current income                        American Century Investment Management,
Strategic Allocation:                                                             Inc.
Conservative                                                                      4500 Main Street
                                                                                  Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------


                                       58

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-------------------------  ---------------  ------------------------------------  -----------------------------------------
American Century               Advisor      Long-term capital growth, with        American Century Investment Management,
Strategic Allocation:                       some income                           Inc.
Moderate                                                                          4500 Main Street
                                                                                  Kansas City, MO 64111-1816
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Ariel Fund(R)                               Long-term capital appreciation        Ariel Capital Management, LLC
                                                                                  200 East Randolph Drive, Suite 2900
                                                                                  Chicago, IL  60601-6536
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Aston/Optimum Mid              Class N      Long-term total return through        Aston Asset Management LLC
Cap                                         capital appreciation by investing     161 N. Clark Street, 12th Floor
                                            primarily in common and               Chicago, IL  60601
                                            preferred stocks and convertible      (Investment Adviser)
                                            securities
                                                                                  Optimum Investment Advisors, LLC
                                                                                  100 South Wacker Drive, Suite 2100
                                                                                  Chicago, IL  60606
                                                                                  (Sub-adviser)
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Calamos Growth Fund            Class A      Long-term capital growth              Calamos(R) Advisors LLC.
                                                                                  2020 Calamos Court
                                                                                  Naperville, IL  60563
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Calamos Growth and             Class A      High long-term total return           Calamos(R) Advisors LLC.
Income Fund                                 through growth and current            2020 Calamos Court
                                            income                                Naperville, IL  60563
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Calamos(R) High Yield          Class A      Highest level of current income       Calamos(R) Advisors LLC.
                                            obtainable with reasonable risk       2020 Calamos Court
                                                                                  Naperville, IL  60564
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Dreyfus Appreciation                        Long-term capital growth              The Dreyfus Corporation
Fund, Inc.                                                                        200 Park Avenue
                                                                                  New York, NY  10166-0039
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Dreyfus General                Class B      High level of current income as is    The Dreyfus Corporation
Money Market Fund                           consistent with preserving capital    200 Park Avenue
                                                                                  New York, NY  10166-0039
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Dreyfus Midcap Value                        To surpass the performance of         The Dreyfus Corporation
Fund                                        the Russell Midcap Value Index        200 Park Avenue
                                                                                  New York, NY  10166-0039
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Dreyfus Premier                Class A      Capital appreciation                  The Dreyfus Corporation
Strategic Value Fund                                                              200 Park Avenue
                                                                                  New York, NY  10166-0039
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Dryden Small-Cap               Class A      Long-term capital appreciation        Quantitative Management Associates LLC
Core Equity                                                                       100 Mulberry Street
                                                                                  Gateway Center 2
                                                                                  Newark, NJ 07102-4056
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Federated Bond                 Class A      Current income consistent with        Federated Investment Management Company
                                            preservation of capital               Federated Investors Tower
                                                                                  1001 Liberty Avenue
                                                                                  Pittsburgh, PA  15222-3714
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Fidelity(R)     Advisor        Class T      Capital appreciation                  Fidelity Management & Research Company
Dividend Growth Fund                                                              82 Devonshire Street
                                                                                  Boston, MA  02109-3605
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Fidelity(R)     Advisor        Class T      Capital appreciation                  Fidelity Management & Research Company
International Capital                                                             82 Devonshire Street
Appreciation Fund                                                                 Boston, MA  02109-3605
---------------------------------------------------------------------------------------------------------------------------


                                       59

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Fidelity(R) Advisor Mid        Class T      Long-term growth of capital           Fidelity Management & Research Company
Cap Fund                                                                          82 Devonshire Street
                                                                                  Boston, MA  02109-3605
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Fidelity(R) Advisor Real       Class T      Above-average income and long-        Fidelity Management & Research Company
Estate Fund                                 term capital growth                   82 Devonshire Street
                                                                                  Boston, MA  02109-3605
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Fidelity(R) Advisor            Class T      Capital appreciation                  Fidelity Management & Research Company
Value Strategies Fund                                                             82 Devonshire Street
                                                                                  Boston, MA  02109-3605
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Goldman Sachs                  Service      Long-term capital appreciation        Goldman Sachs Asset Management, LP
Emerging Markets                                                                  32 Old Slip
Equity                                                                            New York, NY 10005-3595
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Goldman Sachs                  Service      High level of current income,         Goldman Sachs Asset Management, LP
Government Income                           consistent with safety of principal   32 Old Slip
                                                                                  New York, NY 10005-3595
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Janus Adviser INTECH           Class S      Long- term growth of capital          Janus Capital Management
Risk-Managed Core                                                                 151 Detroit Street
                                                                                  Denver, CO 80206-4805
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Janus Adviser                  Class S      Long-term growth of capital           Janus Capital Management
International Growth                                                              151 Detroit Street
                                                                                  Denver, CO 80206-4805
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Jennison 20/20 Focus           Class A      Long-term growth of capital           Jennison Associates, L.L.C.
                                                                                  466 Lexington Avenue
                                                                                  New York, NY 10017
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Jennison Small                 Class A      Capital growth                        Jennison Associates, L.L.C.
Company                                                                           466 Lexington Avenue
                                                                                  New York, NY 10017
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Lehman Brothers Core         NB Investor    Maximize total return through a       Neuberger Berman Management Inc.
Bond                                        combination of income and             605 Third Avenue, 2nd Floor
                                            capital appreciation                  New York, NY  10158-3698
                                                                                  (Investment Adviser)

                                                                                  Lehman Brothers Asset Management LLC
                                                                                  190 S. LaSalle
                                                                                  Chicago, IL  60603
                                                                                  (Sub-adviser)
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Neuberger Berman               Advisor      Growth of capital                     Neuberger Berman Management Inc.
Partners                                                                          605 Third Avenue, 2nd Floor
                                                                                  New York, NY 10158-3698
                                                                                  (Investment Adviser)

                                                                                  Neuberger Berman, LLC
                                                                                  605 Third Avenue, 2nd Floor
                                                                                  New York, NY 10158-3698
                                                                                  (Sub-adviser)
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Neuberger Berman                Trust       Long-term growth of capital by        Neuberger Berman Management Inc.
Socially Responsive                         investing primarily in securities of  605 Third Avenue, 2nd Floor
                                            companies that meet the Fund's        New York, NY  10158-3698
                                            financial criteria and social policy  (Investment Adviser)

                                                                                  Neuberger Berman, LLC
                                                                                  605 Third Avenue, 2nd Floor
                                                                                  New York, NY  10158-3698
                                                                                  (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------


                                       60

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-------------------------  ---------------  ------------------------------------  -----------------------------------------
PIMCO Foreign Bond             Class R      Maximum total return, consistent      Pacific Investment Management Company
(U.S. Dollar-Hedged)                        with preservation of capital and      LLC
                                            prudent investment management         840 Newport Center Drive, Suite 100
                                                                                  Newport Beach, CA 92660-6398
-------------------------  ---------------  ------------------------------------  -----------------------------------------
PIMCO High Yield               Class A      Maximum total return, consistent      Pacific Investment Management Company
Fund                                        with preservation of capital and      LLC
                                            prudent investment management         840 Newport Center Drive, Suite 100
                                                                                  Newport Beach, CA  92660-6398
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Royce Opportunity              Service      Long term growth of capital           Royce & Associates, LLC
                                                                                  1414 Avenue of the Americas
                                                                                  New York, NY  10019-2570
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Royce Value                    Service      Long term growth of capital           Royce & Associates, LLC
                                                                                  1414 Avenue of the Americas
                                                                                  New York, NY  10019-2570
-------------------------  ---------------  ------------------------------------  -----------------------------------------
RS Information Age             Class A      Long-term capital appreciation        RS Investment Management Co. LLC
                                                                                  388 Market Street
                                                                                  San Francisco, CA  94111-5345
-------------------------  ---------------  ------------------------------------  -----------------------------------------
RS Value                       Class A      Long-term growth                      RS Investment Management Co. LLC
                                                                                  388 Market Street
                                                                                  San Francisco, CA  94111-5345
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Alpha                 Class A      Long-term growth of capital           6th Avenue Investment Management Company,
Opportunity Fund(R)                                                               LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
                                                                                  (Investment Adviser)

                                                                                  Mainstream Investment Advisers, LLC
                                                                                  101 West Spring Street, Suite 401
                                                                                  New Albany, IN  47150-3610
                                                                                  (Sub-adviser)
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Capital               Class A      High level of income.                 6th Avenue Investment
Preservation Fund                                                                 Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Diversified           Class A      High level of interest income with    6th Avenue Investment
Income Fund                                 security of principal                 Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Equity Fund(R)        Class A      Long-term growth of capital           6th Avenue Investment
                                                                                  Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Global Fund           Class A      Long-term growth of capital           6th Avenue Investment
                                                                                  Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
                                                                                  (Investment Adviser)

                                                                                  OppenheimerFunds, Inc.
                                                                                  Two World Financial Center
                                                                                  225 Liberty Street, 11th Floor
                                                                                  New York, NY 10281
                                                                                  (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------


                                       61

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Income                Class A      High level of current income          6th Avenue Investment
Opportunity Fund                                                                  Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
                                                                                  (Investment Adviser)

                                                                                  Four Corners Capital Management, LLC
                                                                                  515 S. Flower Street, Suite 4310
                                                                                  Los Angeles, CA  90071-2222
                                                                                  (Sub-adviser)
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Large Cap             Class A      Long-term growth of capital           6th Avenue Investment
Value Fund                                                                        Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Mid Cap               Class A      Capital appreciation                  6th Avenue Investment
Growth Fund                                                                       Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Mid Cap               Class A      Long-term growth of capital           6th Avenue Investment
Value Fund                                                                        Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Select 25             Class A      Long-term growth of capital           6th Avenue Investment
Fund                                                                              Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Security Small Cap             Class A      Long-term growth of capital           6th Avenue Investment
Growth Fund                                                                       Management Company, LLC
                                                                                  One Security Benefit Place
                                                                                  Topeka, KS  66636-0001
                                                                                  (Investment Adviser)

                                                                                  RS Investment Management L.P.
                                                                                  388 Market Street
                                                                                  San Francisco, CA  94111
                                                                                  (Sub-adviser)
-------------------------  ---------------  ------------------------------------  -----------------------------------------
T. Rowe Price Capital          Advisor      Long-term capital appreciation by     T. Rowe Price
Appreciation                                investing primarily in common         100 East Pratt Street
                                            stocks.                               Baltimore, MD 21202-1090
-------------------------  ---------------  ------------------------------------  -----------------------------------------
T. Rowe Price Growth           Class R      Long-term capital growth and          T. Rowe Price
Stock                                       increasing dividend income            100 East Pratt Street
                                            through investing in common           Baltimore, MD 21202-1090
                                            stocks of well-established
                                            companies.
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Van Kampen                     Class A      Capital growth                        Van Kampen Asset Management
Aggressive Growth                                                                 1221 Avenue of the Americas
Fund                                                                              New York, NY  10020
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Van Kampen                     Class A      Capital growth and income             Van Kampen Asset Management
Comstock Fund                               through investments in equity         1221 Avenue of the Americas
                                            securities, including common          New York, NY  10020
                                            stocks, preferred stocks and
                                            securities convertible into
                                            common and preferred stocks
---------------------------------------------------------------------------------------------------------------------------


                                       62

---------------------------------------------------------------------------------------------------------------------------
                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Van Kampen Equity              Class A      Highest possible income               Van Kampen Asset Management
and Income Fund                             consistent with safety of principal   1221 Avenue of the Americas
                                            with long term growth of capital as   New York, NY  10020
                                            a secondary objective
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Wells Fargo                    Advisor      Long-term capital appreciation        Wells Capital Management Incorporated
Advantage Growth                                                                  525 Market Street, 10th Floor
Fund                                                                              San Francisco, CA  94105
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Wells Fargo                    Advisor      Total return comprised of long-       Matrix Asset Advisors, Inc.
Advantage Growth and                        term capital appreciation and         747 Third Avenue
Income Fund                                 current income                        New York, NY  10017
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Wells Fargo                    Advisor      Long-term capital appreciation        Wells Capital Management Incorporated
Advantage Opportunity                                                             525 Market Street, 10th Floor
Fund                                                                              San Francisco, CA  94105
-------------------------  ---------------  ------------------------------------  -----------------------------------------
Wells Fargo                    Class A      Long-term capital appreciation        Wells Capital Management Incorporated
Advantage Small Cap                                                               525 Market Street, 10th Floor
Value Fund                                                                        San Francisco, CA  94105
---------------------------------------------------------------------------------------------------------------------------

                                                     SECURITY BENEFIT(SM)
                                                     Security Distributors, Inc.


                                                 May 1, 2007

PROSPECTUS
--------------------------------------------------------------------------------
SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
--------------------------------------------------------------------------------





                                              -----------------
                                              Important Privacy
                                               Notice Included

                                               See Back Cover
                                              -----------------

--------------------------------------------------------------------------------

                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

          ISSUED BY:                                 MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus describes the Security Benefit Advisor Variable Annuity-a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-  AIM Basic Value                  -  Calamos(R) High Yield                  -  Neuberger Berman Partners
-  AIM Dynamics                     -  Dreyfus Appreciation                   -  Neuberger Berman
-  AIM Large Cap Growth             -  Dreyfus General Money Market               Socially Responsive
-  AIM Mid Cap Core Equity          -  Dreyfus Midcap Value                   -  Northern Institutional Balanced
-  AIM Small Cap Growth             -  Dreyfus Premier Strategic Value        -  Northern Large Cap Value
-  AIM Technology                   -  Dryden Small-Cap Core Equity           -  Northern Select Equity
-  American Century Equity Income   -  Federated Bond                         -  PIMCO All Asset
-  American Century Heritage        -  Fidelity(R) Advisor                    -  PIMCO Foreign Bond
-  American Century                     Dividend Growth                           (U.S. Dollar-Hedged)
    International Growth            -  Fidelity(R) Advisor Mid Cap(1)         -  PIMCO Real Return
-  American Century Select          -  Fidelity(R) Advisor Real Estate        -  PIMCO Total Return
-  American Century Strategic       -  Fidelity(R) Advisor Value Strategies   -  Royce Opportunity
    Allocation: Aggressive          -  Goldman Sachs Emerging                 -  Royce Value
-  American Century Strategic           Markets Equity                        -  RS Information Age
    Allocation: Conservative        -  Goldman Sachs                          -  RS Partners
-  American Century Strategic           Government Income                     -  RS Value
    Allocation: Moderate            -  Janus Adviser INTECH                   -  Rydex Sector Rotation
-  American Century Ultra(R)            Risk-Managed Core                     -  Security Alpha Opportunity
-  Aston/Optimum Mid Cap            -  Janus Adviser                          -  Security Capital Preservation
-  Baron Asset                          International Growth                  -  Security Diversified Income
-  Calamos(R) Growth                -  Jennison 20/20 Focus                   -  Security Equity
    and Income Fund                 -  Jennison Small Company                 -  Security Global

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE
REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER OR BONUS MATCH RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER OR BONUS MATCH RIDER. THE AMOUNT OF CREDIT ENHANCEMENT, OR BONUS AMOUNT AND APPLICABLE ADDITIONAL AMOUNTS, MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2007

--------------------------------------------------------------------------------
   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

-  Security High Yield             -  T. Rowe Price Capital            -  Wells Fargo Advantage
-  Security Income Opportunity         Appreciation                        Growth and Income
-  Security Large Cap Value        -  T. Rowe Price Growth Stock       -  Wells Fargo Advantage
-  Security Mid Cap Growth         -  Van Kampen Aggressive Growth         Opportunity
-  Security Mid Cap Value          -  Van Kampen Comstock              -  Wells Fargo Advantage
-  Security Select 25              -  Van Kampen Equity and Income         Small Cap Value
-  Security Small Cap Growth       -  Wells Fargo Advantage Growth

1 The Fidelity(R) Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity(R) Advisor Mid Cap Subaccount.

     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 67 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                                TABLE OF CONTENTS

                                                                              Page
DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
  Purpose of the Contract. . . . . . . . . . . . . . . . . . . . . . . . . . .  6
  The Separate Account and the Funds . . . . . . . . . . . . . . . . . . . . .  6
  Fixed Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
  Purchase Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
  Contract Benefits. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
  Optional Riders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
  Free-Look Right. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
  Charges and Deductions . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
  Tax-Free Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Contacting the Company . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
EXPENSE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
  Contract Owner Transaction Expenses. . . . . . . . . . . . . . . . . . . . . 11
  Periodic Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
  Optional Rider Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Example. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . 14
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS . . . . . . 25
  Security Benefit Life Insurance Company. . . . . . . . . . . . . . . . . . . 25
  Published Ratings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
  Separate Account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
  Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  Application for a Contract . . . . . . . . . . . . . . . . . . . . . . . . . 27
  Optional Riders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27
  Guaranteed Minimum Income Benefit. . . . . . . . . . . . . . . . . . . . . . 28
  Annual Stepped Up Death Benefit. . . . . . . . . . . . . . . . . . . . . . . 28
  Guaranteed Growth Death Benefit. . . . . . . . . . . . . . . . . . . . . . . 29
  Combined Annual Stepped Up and Guaranteed Growth Death Benefit . . . . . . . 29
  Enhanced Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
  Combined Enhanced and Annual Stepped Up Death Benefit. . . . . . . . . . . . 30
  Combined Enhanced and Guaranteed Growth Death Benefit. . . . . . . . . . . . 30
  Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit. . 31
  Guaranteed Minimum Withdrawal Benefit. . . . . . . . . . . . . . . . . . . . 31
  Total Protection . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
  Extra Credit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33
  Waiver of Withdrawal Charge. . . . . . . . . . . . . . . . . . . . . . . . . 34
  Alternate Withdrawal Charge. . . . . . . . . . . . . . . . . . . . . . . . . 35
  Waiver of Withdrawal Charge - 15 Years or Disability . . . . . . . . . . . . 35
  Waiver of Withdrawal Charge - 10 Years or Disability . . . . . . . . . . . . 35
  Waiver of Withdrawal Charge - Hardship . . . . . . . . . . . . . . . . . . . 35
  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2 . . . . . . . . . . . . 35
  Bonus Match. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
  Purchase Payments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
  Allocation of Purchase Payments. . . . . . . . . . . . . . . . . . . . . . . 38
  Dollar Cost Averaging Option . . . . . . . . . . . . . . . . . . . . . . . . 38
  Asset Reallocation Option. . . . . . . . . . . . . . . . . . . . . . . . . . 39
  Transfers of Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . 39
  Contract Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42
  Determination of Contract Value. . . . . . . . . . . . . . . . . . . . . . . 43
  Cut-Off Times. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 43
  Full and Partial Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . 44
  Systematic Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
  Free-Look Right. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
  Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
  Distribution Requirements. . . . . . . . . . . . . . . . . . . . . . . . . . 46
  Death of the Annuitant . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
  Contingent Deferred Sales Charge . . . . . . . . . . . . . . . . . . . . . . 46
  Mortality and Expense Risk Charge. . . . . . . . . . . . . . . . . . . . . . 47
  Administration Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Account Administration Charge. . . . . . . . . . . . . . . . . . . . . . . . 48
  Premium Tax Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Loan Interest Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Other Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Variations in Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Optional Rider Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
  Teacher Retirement System of Texas - Limits on Optional Riders . . . . . . . 49
  Guarantee of Certain Charges . . . . . . . . . . . . . . . . . . . . . . . . 51
  Underlying Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . 51
ANNUITY PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51
  General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51
  Annuity Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52
  Selection of an Option . . . . . . . . . . . . . . . . . . . . . . . . . . . 54
THE FIXED ACCOUNT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54
  Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55
  Contract Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55
  Transfers and Withdrawals from the Fixed Account . . . . . . . . . . . . . . 55
  Payments from the Fixed Account. . . . . . . . . . . . . . . . . . . . . . . 56


                                        3

                                                                              Page

MORE ABOUT THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . 56
  Ownership. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56
  Designation and Change of Beneficiary. . . . . . . . . . . . . . . . . . . . 56
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56
  Payments from the Separate Account . . . . . . . . . . . . . . . . . . . . . 56
  Proof of Age and Survival. . . . . . . . . . . . . . . . . . . . . . . . . . 56
  Misstatements. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56
  Loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56
  Restrictions on Withdrawals from Qualified Plans . . . . . . . . . . . . . . 58
  Restrictions under the Texas Optional Retirement Program . . . . . . . . . . 58
FEDERAL TAX MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 58
  Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 58
  Tax Status of the Company and the Separate Account . . . . . . . . . . . . . 59
  Qualified Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59
  Other Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . 63
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 63
  Voting of Underlying Fund Shares . . . . . . . . . . . . . . . . . . . . . . 63
  Substitution of Investments. . . . . . . . . . . . . . . . . . . . . . . . . 63
  Changes to Comply with Law and Amendments. . . . . . . . . . . . . . . . . . 64
  Reports to Owners. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 64
  Electronic Privileges. . . . . . . . . . . . . . . . . . . . . . . . . . . . 64
  State Variations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 65
  Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 65
  Sale of the Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . 65
  Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 66
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . 66
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . 67
  Registration Statement . . . . . . . . . . . . . . . . . . . . . . . . . . . 67
  Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . 67
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION. . . . . . . . . . . 67
OBJECTIVES FOR UNDERLYING FUNDS. . . . . . . . . . . . . . . . . . . . . . . . 68
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADDITIONAL AMOUNT - An amount the Company may add to Contract Value under the Bonus Match Rider.

     ADMINISTRATIVE OFFICE - The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     BONUS AMOUNT - An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider. The Company applies the Bonus Amount to the first $10,000 in Purchase Payments in any Contract Year that are made under a salary reduction agreement in connection with a retirement plan qualified under
Section 403(b) of the Internal Revenue Code.

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACT VALUE - The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Extra Credit Rider.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to

Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT - The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account."

     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

     The Fidelity Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, and the Fidelity Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity Advisor International Capital Appreciation Subaccount after December 31, 2004.

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

-     Guaranteed Minimum Income Benefit at 3% or 5%;

-     Annual Stepped Up Death Benefit;*

-     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Enhanced Death Benefit;*

-     Combined Enhanced and Annual Stepped Up Death Benefit;*

-     Combined Enhanced and Guaranteed Growth Death Benefit;*

-     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Guaranteed Minimum Withdrawal Benefit;

-     Total Protection;*

-     Extra Credit at 3%, 4% or 5%;

-     Waiver of Withdrawal Charge; or

-     0-Year or 4-Year Alternate Withdrawal Charge

-     Waiver of Withdrawal Charge - 15 Years or Disability;

-     Waiver of Withdrawal Charge - 10 Years or Disability;

-     Waiver of Withdrawal Charge - Hardship;

-     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2;

-     Bonus Match.

*Provides a death benefit.

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, Bonus Amounts, and Additional Amounts, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, Bonus Amounts, and Additional Amounts that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

     Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

--------------------------------------------
PURCHASE PAYMENT, BONUS
 AMOUNT, OR ADDITIONAL
  AMOUNT AGE (IN YEARS)   WITHDRAWAL CHARGE
--------------------------------------------
          1                       7%
          2                       7%
          3                       6%
          4                       5%
          5                       4%
          6                       3%
          7                       2%
      8 and over                  0%
--------------------------------------------

     The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

------------------------------------------
                     ANNUAL MORTALITY AND
CONTRACT VALUE       EXPENSE RISK CHARGE
------------------------------------------
Less than $25,000           0.90%
25,000 or more              0.75%
------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner, except the Bonus Match Rider, which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Bonus Match Rider will terminate upon termination of the rider.

     The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You may not terminate a rider (except the Bonus Match Rider) after issue unless otherwise stated. The amount of each rider charge (other than the charge for the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. A rider may not be available in all states. You may not select riders with total charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider. Each rider and its charge are listed below. See "Optional Rider Charges."

     TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
(1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select Riders with a total charge that exceeds 0.25% of Contract Value and only the following riders are available for purchase:

-     Annual Stepped Up Death Benefit

-     Enhanced Death Benefit

-     Guaranteed Growth Death Benefit at 3%

-     Guaranteed Growth Death Benefit at 5%

-     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

-     Guaranteed Minimum Income Benefit at 3%

-     Waiver of Withdrawal Charge

-     Waiver of Withdrawal Charge - Hardship

-     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
------------------------------------------------------------------------------------------------
                                                                                        Annual
                                                                                        Rider
                                                                             Rate(1)    Charge
------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                               3%      0.15%
                                                                                5%(5)   0.30%
------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                               ---       0.20%
------------------------------------------------------------------------------------------------
                                                                                3%      0.10%
Guaranteed Growth Death Benefit                                                 5%      0.20%
                                                                                6%(2)   0.25%
                                                                                7%(2)   0.30%
------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                  5%      0.25%
------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                        ---       0.25%
------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                         ---       0.35%
------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                           5%      0.35%
------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit        5%      0.40%
------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                         ---       0.45%(3)
------------------------------------------------------------------------------------------------
Total Protection                                                              ---       0.85%(4)
------------------------------------------------------------------------------------------------
                                                                                3%      0.40%
Extra Credit(5)                                                                 4%      0.55%
                                                                                5%      0.70%
------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                   ---       0.05%
------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                               0-Year     0.70%
                                                                             4-Year     0.55%
------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                          ---       0.05%
------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                          ---       0.10%
------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                        ---       0.15%
------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                          ---       0.20%
------------------------------------------------------------------------------------------------
Bonus Match                                                                   ---      $  25(7)
------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the
     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
     Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
7    The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your
     Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.
------------------------------------------------------------------------------------------------

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example.
See "Mortality and Expense Risk Charge."
------------------------------------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                                                   None
------------------------------------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)       7%(1)
------------------------------------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                                                       None
------------------------------------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
------------------------------------------------------------------------------------------------------------
  Account Administration Charge                                                                    $  30(2)
------------------------------------------------------------------------------------------------------------
  Net Loan Interest Charge(3)                                                                       2.75%
------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
------------------------------------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                                                        0.90%(4)
------------------------------------------------------------------------------------------------------------
    Annual Administration Charge                                                                    0.15%
------------------------------------------------------------------------------------------------------------
    Maximum Annual Charge for Optional Riders                                                       1.55%(5)
------------------------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                                                          2.60%
------------------------------------------------------------------------------------------------------------
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the
     Contract. A free withdrawal is available in each Contract Year equal to (1)
     10% of Purchase Payments, excluding any Credit Enhancements, in the first
     Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and
     Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.
2    A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of
     Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your
     Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost equals the difference between the amount of interest the
     Company charges you for a loan (the Guaranteed Rate plus 2.75% and plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.
4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.90%; $25,000 or more - 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity
     Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and
     8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."
5    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total charges that exceed 1.55% of Contract Value (1.00% of Contract Value if you
     select a 0-Year Alternate Withdrawal Charge Rider).
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
------------------------------------------------------------------------------------------------------
                                                                                              Annual
                                                                                  Interest     Rider
                                                                                   Rate(1)    Charge
------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                               3%      0.15%
                                                                                      5%      0.30%
------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                ---      0.20%
------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                                 3%      0.10%
                                                                                      5%      0.20%
                                                                                      6%(2)   0.25%
                                                                                      7%(2)   0.30%
------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider,
and Guaranteed Growth Death Benefit Rider                                             5%      0.25%
------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                         ---      0.25%
------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider      ---      0.35%
------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider       5%      0.35%
------------------------------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up                              5%      0.40%
Death Benefit Rider, and Guaranteed Growth Death Benefit Rider
------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                          ---      0.45%(3)
------------------------------------------------------------------------------------------------------
Total Protection Rider                                                               ---      0.85%(3)
------------------------------------------------------------------------------------------------------
Extra Credit Rider(4)                                                                 3%      0.40%
                                                                                      4%      0.55%
                                                                                      5%      0.70%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                    ---      0.05%
------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider(5)                                                0-Year    0.70%
                                                                                    4-Year    0.55%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider - 15 Years or Disability                           ---      0.05%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider - 10 Years or Disability                           ---      0.10%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider - Hardship                                         ---      0.15%
------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider - 5 Years and Age 59 1/2                           ---      0.20%
------------------------------------------------------------------------------------------------------
Bonus Match Rider                                                                    ---     $  25(6)
------------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the
     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
     Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed
     1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the
     Total Protection Rider on an annual basis. Please see the discussion under
     "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
4    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
5    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
6    The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your
     Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.
------------------------------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

--------------------------------------------------------------------------------
                                                    MINIMUM    MAXIMUM
--------------------------------------------------  ---------  ---------
Total Annual Underlying Fund Operating Expenses(1)   0.78%(2)    3.20%
------------------------------------------------------------------------
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that
     Underlying Fund with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2006.
2    The actual minimum Total Annual Underlying Fund Operating Expenses for the
     period ended December 31, 2006 after taking into account any contractual expense waivers and/or reimbursements was 0.61%.
--------------------------------------------------------------------------------

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------------
                                                                           1       3       5      10
                                                                          YEAR   YEARS   YEARS   YEARS
-----------------------------------------------------------------------  ------  ------  ------  ------
If you surrender your Contract at the end of the applicable time period  $1,216  $2,279  $3,238  $5,655
-----------------------------------------------------------------------  ------  ------  ------  ------
If you do not surrender or you annuitize your Contract                      589   1,752   2,893   5,655
-------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
AIM BASIC VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.56   $   9.42  $   8.83   $  6.87  $  7.08
  End of period . . . . . . . . . . . . . . . . .  $    10.41   $   9.56  $   9.42   $  8.83  $  6.87
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      31,428     22,702    18,419     7,340      711
------------------------------------------------------------------------------------------------------
AIM DYNAMICS
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.62   $   7.18  $   6.69   $  5.04  $  4.86
  End of period . . . . . . . . . . . . . . . . .  $     8.53   $   7.62  $   7.18   $  6.69  $  5.04
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      10,386      4,454     4,130     5,424      265
------------------------------------------------------------------------------------------------------
AIM LARGE CAP GROWTH (FORMERLY AIM BLUE CHIP)
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.12   $   7.18  $   7.16   $  5.94  $  6.08
  End of period . . . . . . . . . . . . . . . . .  $     7.33   $   7.12  $   7.18   $  7.16  $  5.94
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      74,472     49,493    36,104    11,028      247
------------------------------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.16   $  10.80  $   9.87       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    11.92   $  11.16  $  10.80   $  9.87      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      96,433     98,386    81,683    59,018      ---
------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.15   $   8.79  $   8.55       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.06   $   9.15  $   8.79   $  8.55      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      56,603     44,154    31,422     7,945      ---
------------------------------------------------------------------------------------------------------
AIM TECHNOLOGY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     4.74   $   4.85  $   4.89       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     5.02   $   4.74  $   4.85   $  4.89      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      80,330     58,015    25,559    12,296      ---
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    12.00   $  12.21  $  11.31   $  9.49  $  9.28
  End of period . . . . . . . . . . . . . . . . .  $    13.77   $  12.00  $  12.21   $ 11.31  $  9.49
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      86,777     72,862    29,286    13,942    1,063
------------------------------------------------------------------------------------------------------


                                       14

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.52   $   8.12  $   7.90       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.70   $   9.52  $   8.12   $  7.90      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      18,965     16,848     5,602     2,900      ---
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.11   $   8.38  $   7.57       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.93   $   9.11  $   8.38   $  7.57      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     115,933     76,879    26,679    10,435      ---
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.60   $   7.85  $   7.62   $  6.37  $  6.42
  End of period . . . . . . . . . . . . . . . . .  $     7.16   $   7.60  $   7.85   $  7.62  $  6.37
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     125,349    109,953    86,670    73,396      209
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION:
AGGRESSIVE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.10        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .          99        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION:
CONSERVATIVE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.02        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION:
MODERATE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.08        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY ULTRA(R)
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.45   $  11.68  $  11.01       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.62   $  11.45  $  11.68   $ 11.01      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      17,253     11,623     3,827       283      ---
------------------------------------------------------------------------------------------------------


                                       15

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.21        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
BARON ASSET
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.03        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         325        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
CALAMOS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.01        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       5,382        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
CALAMOS HIGH YIELD
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.03        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     8.48   $   8.47  $   8.34   $  7.20  $  7.38
  End of period . . . . . . . . . . . . . . . . .  $     9.48   $   8.48  $   8.47   $  8.34  $  7.20
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     225,480    189,162   149,939    84,198      185
------------------------------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     8.85   $   8.99  $   9.31   $  9.66  $  9.76
  End of period . . . . . . . . . . . . . . . . .  $     8.86   $   8.85  $   8.99   $  9.31  $  9.66
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      71,401     60,374    52,667    14,420      119
------------------------------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.77   $  10.36  $   9.17   $  6.05  $  5.92
  End of period . . . . . . . . . . . . . . . . .  $    11.44   $  10.77  $  10.36   $  9.17  $  6.05
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      30,471     22,053    10,376     3,357      190
------------------------------------------------------------------------------------------------------


                                       16

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.21   $  10.76  $   9.52       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    12.93   $  11.21  $  10.76   $  9.52      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      45,524     27,089    12,600     3,656      ---
------------------------------------------------------------------------------------------------------
DRYDEN SMALL-CAP CORE EQUITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
FEDERATED BOND
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.91        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       6,580        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR DIVIDEND GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     8.44   $   8.52  $   8.42       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.26   $   8.44  $   8.52   $  8.42      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      46,600     35,208    25,374     9,987      ---
------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR INTERNATIONAL
CAPITAL APPRECIATION
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.99   $  11.00  $  10.38   $  7.66  $  8.03
  End of period . . . . . . . . . . . . . . . . .  $    13.20   $  11.99  $  11.00   $ 10.38  $  7.66
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      59,175     64,197    71,828    62,572      151
------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR MID CAP
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.45   $  11.00  $   9.87       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    12.45   $  11.45  $  11.00   $  9.87      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      21,368     20,691    16,206     7,252      ---
------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR REAL ESTATE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    16.86   $  15.12  $  11.81       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    21.99   $  16.86  $  15.12   $ 11.81      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      30,062     17,231     8,756       557      ---
------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR VALUE STRATEGIES
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.54   $  11.74  $  10.68       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    12.84   $  11.54  $  11.74   $ 10.68      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      54,355     45,222    26,417    11,170      ---
------------------------------------------------------------------------------------------------------


                                       17

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.45        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       1,079        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.91        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      15,610        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
JANUS ADVISER INTECH RISK-MANAGED CORE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.08        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         212        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
JANUS ADVISER INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.28        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         781        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.03        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
JENNISON SMALL COMPANY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.90        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      13,421        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.99        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------


                                       18

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.51        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       2,407        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
NORTHERN INSTITUTIONAL BALANCED
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.94   $  10.88  $  10.72       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    11.32   $  10.94  $  10.88   $ 10.72      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       6,904      5,547     3,846       105      ---
------------------------------------------------------------------------------------------------------
NORTHERN LARGE CAP VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    12.34   $  12.42  $  11.65       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    14.16   $  12.34  $  12.42   $ 11.65      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      16,307     11,163     5,926        37      ---
------------------------------------------------------------------------------------------------------
NORTHERN SELECT EQUITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.97   $  10.98  $  10.95       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    11.40   $  10.97  $  10.98   $ 10.95      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       4,087      4,553       294       169      ---
------------------------------------------------------------------------------------------------------
PIMCO ALL ASSET
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.83        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND (U.S. DOLLAR HEDGED)
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
 .End of period . . . . . . . . . . . . . . . . .  $     9.89        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       4,243        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.08   $  10.29  $   9.87       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.66   $  10.08  $  10.29   $  9.87      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     140,952    127,351    26,708       965      ---
------------------------------------------------------------------------------------------------------


                                       19

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.62   $   9.80  $   9.76       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.56   $   9.62  $   9.80   $  9.76      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      65,976     42,523    19,758       602      ---
------------------------------------------------------------------------------------------------------
ROYCE OPPORTUNITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.08        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         729        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
ROYCE VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.90        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
RS INFORMATION AGE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.98        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
RS PARTNERS
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    17.39   $  16.15  $  12.74       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    18.60   $  17.39  $  16.15   $ 12.74      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      81,393     68,570    40,435     1,087      ---
------------------------------------------------------------------------------------------------------
RS VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.12        ---       ---       ---      ---
Accumulation units outstanding
at the end of period . . . . . . . . . . . . . . .        139        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
RYDEX SECTOR ROTATION
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    13.34   $  12.15  $  11.45       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    14.28   $  13.34  $  12.15   $ 11.45      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      55,493     38,738     4,039       115      ---
------------------------------------------------------------------------------------------------------
SECURITY ALPHA OPPORTUNITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    12.89   $  12.50  $  11.57       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    13.93   $  12.89  $  12.50   $ 11.57      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      24,929     18,211     9,287        42      ---
------------------------------------------------------------------------------------------------------


                                       20

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.14   $  10.34  $  10.13   $ 10.18  $ 10.18
  End of period . . . . . . . . . . . . . . . . .  $    10.16   $  10.14  $  10.34   $ 10.13  $ 10.18
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     103,376    117,059   113,336    66,733    2,012
------------------------------------------------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.27   $  10.52  $  10.58   $ 10.71  $ 10.62
  End of period . . . . . . . . . . . . . . . . .  $    10.24   $  10.27  $  10.52   $ 10.58  $ 10.71
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      31,577     47,422    39,926    41,660       81
------------------------------------------------------------------------------------------------------
SECURITY EQUITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.93   $   7.94  $   7.69       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     8.54   $   7.93  $   7.94   $  7.69      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       7,391      5,454     4,501     1,491      ---
------------------------------------------------------------------------------------------------------
SECURITY GLOBAL
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.01   $  10.13  $   8.93   $  6.56  $  6.91
  End of period . . . . . . . . . . . . . . . . .  $    12.35   $  11.01  $  10.13   $  8.93  $  6.56
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     161,225    127,016    82,366    67,706      176
------------------------------------------------------------------------------------------------------
SECURITY HIGH YIELD
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.09   $  11.16  $  10.46       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    11.76   $  11.09  $  11.16   $ 10.46      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      31,311     17,880     6,915       615      ---
------------------------------------------------------------------------------------------------------
SECURITY INCOME OPPORTUNITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.10   $  10.05  $  10.00       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.30   $  10.10  $  10.05       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      24,034     15,287     1,637       ---      ---
------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.16   $   7.28  $   7.37       ---      ---
  End of period . . . . . . . . . . . . . . . . .         ---   $   7.16  $   7.28   $  7.37      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---     16,600    12,423     2,723      ---
------------------------------------------------------------------------------------------------------


                                       21

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.31   $   8.83  $   8.34   $  6.82  $  7.01
  End of period . . . . . . . . . . . . . . . . .  $    10.82   $   9.31  $   8.83   $  8.34  $  6.82
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      61,182     16,387     5,811     2,351       58
------------------------------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.19   $   9.90  $   9.39       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.25   $  10.19  $   9.90   $  9.39      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      59,809     45,518    25,683     8,214      ---
------------------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    16.02   $  14.39  $  11.80   $  8.08  $  8.14
  End of period . . . . . . . . . . . . . . . . .  $    17.71   $  16.02  $  14.39   $ 11.80  $  8.08
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     163,991    146,052   109,248    67,622    1,419
------------------------------------------------------------------------------------------------------
SECURITY SELECT 25
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     9.87        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      19,156        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.99   $   7.97  $   7.96   $  6.76  $  6.78
  End of period . . . . . . . . . . . . . . . . .         ---   $   7.99  $   7.97   $  7.96  $  6.76
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         ---      4,388     2,017       762      118
------------------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.36   $  10.09  $   9.03   $  6.06  $  5.99
  End of period . . . . . . . . . . . . . . . . .  $    10.41   $  10.36  $  10.09   $  9.03  $  6.06
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      19,024     12,285     4,363     3,120      250
------------------------------------------------------------------------------------------------------
T. ROWE PRICE CAPITAL APPRECIATION
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.09        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .         281        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------


                                       22

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    10.00        ---       ---       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $    10.11        ---       ---       ---      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      14,530        ---       ---       ---      ---
------------------------------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.71   $   7.23  $   6.53       ---      ---
  End of period   . . . . . . . . . . . . . . . .  $     7.77   $   7.71  $   7.23   $  6.53      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      14,618     11,031     5,104     2,550      ---
------------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.90   $   9.88  $   8.74   $  6.94  $  6.83
  End of period . . . . . . . . . . . . . . . . .  $    11.06   $   9.90  $   9.88   $  8.74  $  6.94
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     294,804    242,756   156,796    87,488      166
------------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    11.12   $  10.72  $   9.98   $  8.49  $  8.51
  End of period . . . . . . . . . . . . . . . . .  $    12.04   $  11.12  $  10.72   $  9.98  $  8.49
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .     152,412     96,696    52,306    16,063      640
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.14   $   6.66  $   6.10       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     7.42   $   7.14  $   6.66   $  6.10      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      12,735      7,657     3,543     2,683      ---
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH AND INCOME
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     7.71   $   8.15  $   7.79       ---      ---
  End of period . . . . . . . . . . . . . . . . .  $     8.57   $   7.71  $   8.15   $  7.79      ---
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       6,079      5,562     7,157     5,029      ---
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $     9.76   $   9.47  $   8.39   $  6.35  $  6.35
  End of period . . . . . . . . . . . . . . . . .  $    10.50   $   9.76  $   9.47   $  8.39  $  6.35
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .       6,483      5,236     4,506     3,347      237
------------------------------------------------------------------------------------------------------


                                       23

------------------------------------------------------------------------------------------------------
                                                    2006(3,4)     2005     2004(2)    2003    2002(1)
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE
------------------------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period . . . . . . . . . . . . . .  $    15.85   $  14.35  $  12.45   $  8.72  $  8.73
  End of period . . . . . . . . . . . . . . . . .  $    17.21   $  15.85  $  14.35   $ 12.45  $  8.72
Accumulation units outstanding
at the end of period. . . . . . . . . . . . . . .      74,042     67,149    52,532    54,273      137
------------------------------------------------------------------------------------------------------
1    For the period of September 3, 2002 (date of inception) through December
     31, 2002.
2    For the period of April 1, 2004 (date of inception) through December 31,
     2004 for the Security Income Opportunity Subaccount.
3    For the period of December 1, 2006 (date of inception) through December 31,
     2006 for the American Century Strategic Allocation: Aggressive, American
     Century Strategic Allocation: Conservative, American Century Strategic
     Allocation: Moderate, Aston/Optimum Mid Cap, Baron Asset, Calamos Growth
     and Income, Calamos High Yield, Dryden Small-Cap Core Equity, Federated
     Bond, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government
     Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International
     Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman
     Partners, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce
     Opportunity, Royce Value, RS Information Age, RS Value, T. Rowe Price
     Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.
4    On June 16, 2006 the Security Large Cap Growth and Security Social
     Awareness Subaccounts were reorganized into the Security Select 25
     Subaccount, and Contract Value allocated to those Subaccounts on that date was transferred to the Security Select 25 Subaccount. Accordingly, there were no accumulation unit values or outstanding units on or after June 16,
     2006, for the Security Large Cap Growth and Security Social Awareness
     Subaccounts.
------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY - The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

     On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2006, the Company had total assets of approximately $12.7 billion. Together with its affiliates, the Company has total funds under management of approximately $18.6 billion.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

     Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

     Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, subadviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12b-1 FEES. The Company and/or its affiliate, Security Distributors, Inc.
     -----------
("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its
     ------------------------------------------------
affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive administrative payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a predetermined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or
     ---------------
affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI,
     ---------------
receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 1.55% (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):

-     Guaranteed Minimum Income Benefit at 3% or 5%;

-     Annual Stepped Up Death Benefit;*

-     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Enhanced Death Benefit;*

-     Combined Enhanced and Annual Stepped Up Death Benefit;*

-     Combined Enhanced and Guaranteed Growth Death Benefit;*

-     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Guaranteed Minimum Withdrawal Benefit;

-     Total Protection;*

-     Extra Credit at 3%, 4% or 5%;

-     Waiver of Withdrawal Charge;

-     0-Year or 4-Year Alternate Withdrawal Charge; or

-     Waiver of Withdrawal Charge - 15 Years or Disability;

-     Waiver of Withdrawal Charge - 10 Years or Disability;

-     Waiver of Withdrawal Charge - Hardship;

-     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2;

-     Bonus Match.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You cannot change or cancel the rider(s) that you select after they are issued, except you may cancel the Bonus Match Rider. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

     Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments (which do not include any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider) and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements (but not including any Bonus Amounts or Additional Amounts), net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), net of premium tax and any withdrawals, including withdrawal charges.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

- "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

- "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

--------------------------------------------------------------------------------
     ANNUAL
WITHDRAWAL AMOUNT*   BENEFIT AMOUNT*
------------------------------------
        5%                130%
        6%                110%
        7%                100%
------------------------------------
*A percentage of the initial Purchase Payment including any Credit Enhancement
(or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining
Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

TOTAL PROTECTION - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

     Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

     This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above);

provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

     The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

     The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

     This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

EXTRA CREDIT - This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both a an Extra Credit Rider and a Bonus Match Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Amount. See "Bonus Match."

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.   Contract Value immediately prior to the withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

     The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

     The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

-----------------------------------
                   RATE OF RETURN
INTEREST RATE      NET OF EXPENSES)
-----------------------------------
     3%                -5.00%
     4%                -1.50%
     5%                 0.80%
-----------------------------------

     The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

     The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE - This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

     The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

     The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

     Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

     If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE - This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

--------------------------------------------------
    0-YEAR SCHEDULE            4-YEAR SCHEDULE
------------------------  ------------------------
PURCHASE                   PURCHASE
 PAYMENT                    PAYMENT
 AGE (IN     WITHDRAWAL     AGE (IN    WITHDRAWAL
 YEARS)        CHARGE       YEARS)       CHARGE
------------------------  ------------------------
0 and over        0%            1          7%
                                2          7%
                                3          6%
                                4          5%
                           5 and over      0%
--------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

WAIVER OF WITHDRAWAL CHARGE-15 YEARS OR DISABILITY - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

-    The Contract has been in force for 15 or more Contract Years; or

- The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.05%. See "Waiver of Withdrawal Charge Rider-15 Years or Disability."

WAIVER OF WITHDRAWAL CHARGE-10 YEARS OR DISABILITY - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

- The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

- The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.10%. See "Waiver of Withdrawal Charge Rider-10 Years or Disability."

WAIVER OF WITHDRAWAL CHARGE-HARDSHIP - This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.15%. See "Waiver of Withdrawal Charge-Hardship."

WAIVER OF WITHDRAWAL CHARGE-5 YEARS AND AGE 59 1/2 - This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

-    The Owner is age 59 1/2 or older; and

- The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract. The charge for this Rider is 0.20%. See "Waiver of Withdrawal Charge-5 Years and Age 59 1/2."

BONUS MATCH - This rider is not available in all states and is available only in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code. You may elect this rider at Contract issue or any time thereafter. Upon the Company's acceptance of your election of the rider, the rider will be in effect as of the Valuation Date the Company receives your rider election form or written request electing the rider.

     The rider provides for the Company to add a Bonus Amount to your Contract Value during the "Bonus Match Period," which is the period that begins on the date the rider is first in effect and ends on the earlier of: (1) the fifth anniversary of the rider's date of issue, or (2) termination of the rider. The Company will apply the Bonus Amount only to the first $10,000 in salary reduction Purchase Payments in any Contract Year. You may have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculates the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which do not include any Bonus Amount or Credit Enhancement. See "Extra Credit."

     The Bonus Amount is an amount equal to the applicable percentage of Purchase Payments applied to your Contract under a salary reduction arrangement while the rider is in effect. The Company will apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment is applied. As set forth in the applicable table below, the Bonus Amount percentage is based on the amount of Contract Value as of the date that the Bonus Amount is applied. Bonus Amounts will be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.

     The Company applies the Bonus Amount percentage under Table 1 or 2 below based upon whether you have in effect an active affinity credit card. Table 1 applies to salary reduction Purchase Payments received if you do not have an active affinity credit card as of the date of receipt of such Purchase Payment:

TABLE 1
--------------------------------------------
                         BONUS AMOUNT (AS A
CONTRACT VALUE AS OF         % OF SALARY
DATE BONUS AMOUNT IS     REDUCTION PURCHASE
      APPLIED                 PAYMENTS)
--------------------------------------------
Less than $50,000                1%
50,000 up to $100,000            2%
100,000 up to $250,000           3%
250,000 or more                  4%
--------------------------------------------

     Table 2 applies if you have: (1) completed the affinity credit card application provided by the Company; (2) received approval from the affinity credit card issuer selected by the Company; (3) made first use of the affinity credit card; and (4) your affinity credit card is active upon the date of receipt of the salary reduction Purchase Payment. The Company requires that you keep the affinity credit card active and enter into a new affinity credit card arrangement if any current card arrangement is terminated to keep the Bonus Amount in Table 2 in effect.

TABLE 2
--------------------------------------------
                         BONUS AMOUNT (AS A
CONTRACT VALUE AS OF         % OF SALARY
DATE BONUS AMOUNT IS     REDUCTION PURCHASE
      APPLIED                 PAYMENTS)
--------------------------------------------
Less than $50,000                4%
50,000 up to $100,000            6%
100,000 up to $250,000           8%
250,000 or more                 10%
--------------------------------------------

     During the Bonus Match Period, if the Owner does not maintain an active affinity credit card, the Bonus Amount in Table 2 will terminate automatically, and the Bonus Amount percentage under Table 1 shall apply to salary reduction Purchase Payments received while the affinity credit card is not active. If the Owner later reactivates the credit card, the Bonus Amount percentage under Table 2 will apply to salary reduction Purchase Payments received after the Company receives notice from the affinity credit card issuer that you have reactivated the card and first use has occurred for so long as the credit card is active. The Owner may elect not to apply for the affinity credit card and receive Bonus Amounts only under Table 1 above.

     The Company guarantees that it will pay the applicable Bonus Amounts during the Bonus Match Period. In its sole discretion, the Company may add Bonus Amounts to your Contract Value after the fifth anniversary of the rider's date of issue, but any such additional Bonus Amounts are not guaranteed and will be paid only while the rider is in effect.

     At the end of each calendar year while this rider is in effect, the Company in its sole discretion may elect to add to Contract Value an "Additional Amount" equal to: (a) amounts the Company earned during the calendar year in connection with credit card purchases by all owners of the rider under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less (b) Bonus Amounts added to Contract Value of owners of the rider during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The Additional Amount shall be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments made by other owners of the rider. The Company shall add any such Additional Amounts to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider is in effect on that date and the Additional Amount is greater than $0.

     At any time after the fifth anniversary of the rider's date of issue, the Company reserves the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company will stop deducting the rider charge.

     The Bonus Amounts and any Additional Amounts vest immediately but are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercise your right to cancel during the free look period, the Company will reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that has been applied to your Contract Value.

     In the event that the death benefit under your Contract is based upon the sum of all Purchase Payments made by the Owner, Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract is based upon Purchase Payments increased at an annual rate of interest ("Guaranteed Growth Death Benefit"), Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. The Company will not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.

     If you have elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts are included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.

     The Company expects to make a profit from the charge for this rider and funds payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement. The Bonus Match Rider would make sense for you only if (1) you have Contract Value in excess of $10,000 and you plan to make salary reduction Purchase Payments, or (2) you have Contract Value less than $10,000 but expect to make salary reduction Purchase Payments of more than $2,500 in each Contract Year ($625 in each Contract Year if you have an active affinity credit card). If you make salary reduction Purchase Payments of less than $2,500 (less than $625 if you have an active affinity credit card) and the rider charge is imposed based upon Contract Value of less than $10,000, then the cost of the rider will exceed its benefit and you will be worse off than if you had not purchased the rider.

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent

Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason.

The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective accumulation unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

     The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-    the total dollar amount being transferred;

-    the number of transfers you made within the previous 12 months;

-    transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

     If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

---------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    ROUND TRIP
                                          SUBACCOUNT                                               TRANSFERS(1)
-------------------------------------------------------------------------------------------------  ------------
Dreyfus General Money Market                                                                        Unlimited
-------------------------------------------------------------------------------------------------  ------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small                 4
Cap Growth, AIM Technology, Aston/Optimum Mid Cap, Calamos  Growth and Income, Calamos
High Yield, Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Premier Strategic Value, Fidelity
(R) Advisor Dividend Growth, Fidelity (R) Advisor Mid Cap*, Fidelity (R) Advisor Real Estate,
Fidelity (R) Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs
Government Income, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO All
Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return, PIMCO Total Return, Rydex
Sector Rotation, Security Alpha Opportunity, Security Capital Preservation, Security Diversified
Income, Security Equity, Security Global, Security High Yield, Security Income Oppor-tunity,
Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25,
Security Small Cap Growth, Van Kampen Aggressive Growth, Van Kampen Comstock, Van
Kampen Equity and Income
-------------------------------------------------------------------------------------------------  ------------
American Century Equity Income, American Century Heritage, American Century International                2
Growth, American Century Select, American Century Strategic Allocation: Aggressive, American
Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate,
American Century Ultra (R), Federated Bond
-------------------------------------------------------------------------------------------------  ------------
Northern Institutional Balanced, Northern Large Cap Value, Northern Select Equity, Wells Fargo         2(2)
Advantage Growth, Wells Fargo Advantage Growth and Income, Wells Fargo Advantage
Opportunity, Wells Fargo Advantage Small Cap Value
-------------------------------------------------------------------------------------------------  ------------
Baron Asset                                                                                             1(3)
-------------------------------------------------------------------------------------------------  ------------
Dryden Small-Cap Core Equity, Janus Adviser INTECH Risk-Managed Core, Janus Adviser                     1(4)
International Growth, Jennison 20/20 Focus, Jennison Small Company, RS Information Age, RS
Partners, RS Value, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------  ------------
Royce Opportunity, Royce Value                                                                          1(5)
---------------------------------------------------------------------------------------------------------------
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3    Number of round trip transfers that can be made in any 6 month period before the Company will prohibit further transfers to that Subaccount.
     Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
4    Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
5    Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
* You may transfer Contract Value to Fidelity Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.
---------------------------------------------------------------------------------------------------------------

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Fund. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Interest credited to the Fixed Account,

-    Payment of Purchase Payments,

-    The amount of any outstanding Contract Debt,

-    Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, Bonus Amounts, and Additional Amounts allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

     The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (other than the Bonus Match Rider) (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

     The Company requires the signature of the Owner on any request for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charges on partial withdrawals (including systematic withdrawals) from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2 , may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.

See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit; Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, Bonus Amounts, and/or Additional Amounts, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Amounts, then Additional Amounts in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments, Bonus Amounts, and Additional Amounts for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

-------------------------------------
PURCHASE PAYMENT, BONUS
 AMOUNT, OR ADDITIONAL    WITHDRAWAL
 AMOUNT AGE (IN YEARS)      CHARGE
-------------------------------------
           1                  7%
           2                  7%
           3                  6%
           4                  5%
           5                  4%
           6                  3%
           7                  2%
       8 and over             0%
-------------------------------------

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

-----------------------------------------
                    ANNUAL MORTALITY AND
CONTRACT VALUE      EXPENSE RISK CHARGE
-----------------------------------------
Less than $25,000          0.90%
25,000 or more             0.75%
-----------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE - The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Partial withdrawals, including systematic withdrawals may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE - The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges. (For loans issued prior to May 1, 2006, the net cost of a loan was 2.5%, plus the amount of any applicable rider charges.)

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES - In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You may select only one rider that provides a death benefit.

     The Company deducts a monthly charge from Contract Value for any riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date and the charge for the Bonus Match Rider will terminate upon termination of the rider. The amount of each rider charge (other than the charge for the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with a total charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such riders, 1.40%, would exceed the applicable maximum rider charge of 1.00% for a Contract with a 0-Year Alternate Withdrawal Charge Rider.

TEACHER RETIREMENT SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS - If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select riders with a total charge that exceeds 0.25% of Contract Value, and only the following Riders are available for purchase:

-     Annual Stepped Up Death Benefit

-     Enhanced Death Benefit

-     Guaranteed Growth Death Benefit at 3%

-     Guaranteed Growth Death Benefit at 5%

-     Combined Annual Stepped Up and Guaranteed Growth Death Benefit

-     Guaranteed Minimum Income Benefit at 3%

-     Waiver of Withdrawal Charge

-     Waiver of Withdrawal Charge - Hardship

-     Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------------------------
                                                                                        Annual
                                                                           Rate(1)   Rider Charge
--------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                            3%          0.15%
                                                                             5%          0.30%
--------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                             ---          0.20%
--------------------------------------------------------------------------------------------------
                                                                             3%          0.10%
Guaranteed Growth Death Benefit                                              5%          0.20%
                                                                             6%(2)       0.25%
                                                                             7%(2)       0.30%
--------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit               5%          0.25%
--------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                      ---          0.25%
--------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                       ---          0.35%
--------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                        5%          0.35%
--------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit     5%          0.40%
--------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                       ---          0.45%(3)
--------------------------------------------------------------------------------------------------
Total Protection                                                            ---          0.85%(4)
--------------------------------------------------------------------------------------------------
                                                                             3%          0.40%
Extra Credit (5)                                                             4%          0.55%
                                                                             5%          0.70%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                 ---          0.05%
--------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge(6)                                             0-Year        0.70%
                                                                           4-Year        0.55%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 15 Years or Disability                        ---          0.05%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 10 Years or Disability                        ---          0.10%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - Hardship                                      ---          0.15%
--------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge - 5 Years and Age 59 1/2                        ---          0.20%
--------------------------------------------------------------------------------------------------
Bonus Match                                                                   ---   $      25(7)
--------------------------------------------------------------------------------------------------
1    Rate refers to the applicable interest rate for the Guaranteed Minimum
     Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the
     Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the
     Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the
     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit
     Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal
     Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum
     Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis.
     Please see the discussion under "Guaranteed Minimum Withdrawal Benefit."
     The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
4    The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 1.55%.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6    If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
7    The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your
     Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.
--------------------------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.90% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms-either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

     Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments:
Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider you may apply the Minimum Income Benefit to purchase a (fixed) Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -

     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider,


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
you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

     OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

     OPTION 7 - PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

     The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

     If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES - Premium taxes and the account administration, optional Rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any Optional Rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT - You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

     Transfers from the Fixed Account to the Fidelity Advisor Mid Cap Subaccount may be made only if you purchased your Contract prior to July 31, 2004. The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance out-standing at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn the minimum rate of interest guaranteed under the Fixed Account.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to the Guaranteed Rate plus 2.75% and plus the total charges for riders you have selected. For example, if the Guaranteed Rate is 1% and you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 3.95%. Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM - If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     ROTH 403(b). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.

     Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

     Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

     Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account.

     Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

     The employee may roll over distributions from a Roth 403(b) account to another Roth account, to a Roth account in a 401(k) plan, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account or a Roth 401(k) account, but not a Roth IRA.

     SECTION 408. TRADITIONALINDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the
                  -------------------------------------------
Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

----------------------------
     TAX YEAR        AMOUNT
----------------------------
       2007          $4,000
2008 and thereafter  $5,000
----------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2 -the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible
                   ----------
individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions , the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section 408.

     For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified
                    ---------------------------
Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan
     -------------------------
is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS - The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.


LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.


SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2006, 2005 and 2004, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $68,996,259, $5,524,321, and $4,849,070 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays
     ------------------------------------------------
commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In
     ----------------------------------------------------------------
addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

     The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2006 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., GWN Securities, Inc., Capital Financial Services, Inc., Ohio Savings Securities, Inc., and SIMCO Financial.

     These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In
     ------------------------------------------------------------------
addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

LEGAL MATTERS - Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the

Dreyfus General Money Market Subaccount may also be extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until September 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for the Security Benefit Advisor Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Roth 403(b)

  Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment objective(s) of any Underlying Fund will be met.
--------------------------------------------------------------------------------

THE INFORMATION BELOW IS ONLY A SUMMARY. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, STRATEGIES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ CAREFULLY IN CONJUNCTION WITH THIS PROSPECTUS AND MAY BE OBTAINED BY CALLING 1-800-888-2461.

------------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
AIM Basic Value Fund     Class A          Long-term growth of capital           A I M Advisors, Inc.
                                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1173
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
AIM Dynamics Fund        Class A          Long-term capital growth              A I M Advisors, Inc.
                                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1174
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
AIM Large Cap            Class A          Long-term growth of capital           A I M Advisors, Inc.
Growth Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1175
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
AIM Mid Cap Core         Class A          Long-term growth of capital           A I M Advisors, Inc.
Equity Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1176
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
AIM Small Cap            Class A          Long-term growth of capital           A I M Advisors, Inc.
Growth Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1177
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
AIM Technology Fund      Class A          To provide capital growth             A I M Advisors, Inc.
                                                                                11 Greenway Plaza, Suite 100
                                                                                Houston, TX 77046-1178
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          To provide current income             American Century Investment
Equity Income Fund                                                              Management, Inc.
                                                                                4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          Long-term capital growth              American Century Investment
Heritage Fund                                                                   Management, Inc.
                                                                                4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          Capital growth                        American Century Global Investment
International                                                                   Management, Inc.
Growth Fund                                                                     666 3rd Ave, 23rd Floor
                                                                                New York, NY 10017-4041
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          Long-term capital growth              American Century Investment
Select Fund                                                                     Management, Inc.
                                                                                4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          Long-term capital growth              American Century Investment
Strategic Allocation:                                                           Management, Inc.
Aggressive                                                                      4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          Current income                        American Century Investment
Strategic Allocation:                                                           Management, Inc.
Conservative                                                                    4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          Long-term capital growth,             American Century Investment
Strategic Allocation:                     with some income                      Management, Inc.
Moderate                                                                        4500 Main Street
                                                                                Kansas City, MO 64111-1816
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
American Century         Advisor          Long-term capital growth              American Century Investment
Ultra(R) Fund                                                                   Management, Inc.
                                                                                4500 Main Street
                                                                                Kansas City, MO 64111-1816
------------------------------------------------------------------------------------------------------------------------------


                                       68

------------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Aston/Optimum            Class N          Long-term total return through        Aston Asset Management LLC
Mid Cap                                   capital appreciation by investing     161 N. Clark Street, 12th Floor
                                          primarily in common and               Chicago, IL 60601
                                          preferred stocks and convertible      (Investment Adviser)
                                          securities
                                                                                Optimum Investment Advisors, LLC
                                                                                100 South Wacker Drive, Suite 2100
                                                                                Chicago, IL 60606
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Baron Asset                               Capital appreciation through long-    BAMCO, Inc.
                                          term investments primarily in         767 Fifth Avenue
                                          securities of medium sized            New York, NY 10153
                                          companies with undervalued
                                          assets or favorable growth
                                          prospects.
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Calamos Growth           Class A          High long-term total return           Calamos(R) Advisors LLC.
and Income Fund                           through growth and current            2020 Calamos Court
                                          income                                Naperville, IL 60563
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Calamos(R) High Yield    Class A          Highest level of current income       Calamos(R) Advisors LLC.
                                          obtainable with reasonable risk       2020 Calamos Court
                                                                                Naperville, IL 60564
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Dreyfus Appreciation                      Long-term capital growth              The Dreyfus Corporation
Fund, Inc.                                                                      200 Park Avenue
                                                                                New York, NY 10166-0039
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Dreyfus General          Class B          High level of current income as is    The Dreyfus Corporation
Money Market Fund                         consistent with preserving capital    200 Park Avenue
                                                                                New York, NY 10166-0039
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Dreyfus Midcap                            To surpass the performance of         The Dreyfus Corporation
Value Fund                                the Russell Midcap Value Index        200 Park Avenue
                                                                                New York, NY 10166-0039
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Dreyfus Premier          Class A          Capital appreciation                  The Dreyfus Corporation
Strategic Value Fund                                                            200 Park Avenue
                                                                                New York, NY 10166-0039
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Dryden Small-Cap         Class A          Long-term capital appreciation        Quantitative Management Associates LLC
Core Equity                                                                     100 Mulberry Street
                                                                                Gateway Center 2
                                                                                Newark, NJ 07102-4056
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Federated Bond           Class A          Current income consistent with        Federated Investment Management
                                          preservation of capital               Company
                                                                                Federated Investors Tower
                                                                                1001 Liberty Avenue
                                                                                Pittsburgh, PA 15222-3714
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Fidelity(R) Advisor      Class T          Capital appreciation                  Fidelity Management & Research
Dividend Growth Fund                                                            Company
                                                                                82 Devonshire Street
                                                                                Boston, MA 02109-3605
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Fidelity(R) Advisor      Class T          Capital appreciation                  Fidelity Management & Research
International Capital                                                           Company
Appreciation Fund                                                               82 Devonshire Street
                                                                                Boston, MA 02109-3605
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Fidelity(R) Advisor      Class T          Long-term growth of capital           Fidelity Management & Research
Mid Cap Fund                                                                    Company
                                                                                82 Devonshire Street
                                                                                Boston, MA 02109-3605
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Fidelity(R) Advisor      Class T          Above-average income and long-        Fidelity Management & Research
Real Estate Fund                          term capital growth                   Company
                                                                                82 Devonshire Street
                                                                                Boston, MA 02109-3605
------------------------------------------------------------------------------------------------------------------------------


                                       69

------------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Fidelity(R) Advisor      Class T          Capital appreciation                  Fidelity Management & Research
Value Strategies Fund                                                           Company
                                                                                82 Devonshire Street
                                                                                Boston, MA 02109-3605
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Goldman Sachs            Service          Long-term capital appreciation        Goldman Sachs Asset Management, LP
Emerging Markets                                                                32 Old Slip
Equity                                                                          New York, NY 10005-3595
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Goldman Sachs            Service          High level of current income,         Goldman Sachs Asset Management, LP
Government Income                         consistent with safety of principal   32 Old Slip
                                                                                New York, NY 10005-3595
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Janus Adviser INTECH     Class S          Long- term growth of capital          Janus Capital Management
Risk-Managed Core                                                               151 Detroit Street
                                                                                Denver, CO 80206-4805
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Janus Adviser            Class S          Long-term growth of capital           Janus Capital Management
International Growth                                                            151 Detroit Street
                                                                                Denver, CO 80206-4805
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Jennison 20/20 Focus     Class A          Long-term growth of capital           Jennison Associates, L.L.C.
                                                                                466 Lexington Avenue
                                                                                New York, NY 10017
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Jennison Small           Class A          Capital growth                        Jennison Associates, L.L.C.
Company                                                                         466 Lexington Avenue
                                                                                New York, NY 10017
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Neuberger Berman         Advisor          Growth of capital                     Neuberger Berman Management Inc.
Partners                                                                        605 Third Avenue, 2nd Floor
                                                                                New York, NY 10158-3698
                                                                                (Investment Adviser)

                                                                                Neuberger Berman, LLC
                                                                                605 Third Avenue, 2nd Floor
                                                                                New York, NY 10158-3698
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Neuberger Berman         Trust            Long-term growth of capital by        Neuberger Berman Management Inc.
Socially Responsive                       investing primarily in securities of  605 Third Avenue, 2nd Floor
                                          companies that meet the Fund's        New York, NY 10158-3698
                                          financial criteria and social policy  (Investment Adviser)

                                                                                Neuberger Berman, LLC
                                                                                605 Third Avenue, 2nd Floor
                                                                                New York, NY 10158-3698
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Northern Institutional   Class A          Long-term capital appreciation        Northern Trust Investments, N.A.
Balanced Fund                             and current income                    50 South LaSalle Street
                                                                                Chicago, IL 60675

                                                                                and

                                                                                Northern Trust Global
                                                                                Investments (Europe) Limited
                                                                                6 Devonshire Square
                                                                                London, EC2A 4YE, United Kingdom
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Northern Large                            Long-term capital appreciation        Northern Trust Investments, N.A.
Cap Value Fund                                                                  50 South LaSalle Street
                                                                                Chicago, IL 60675
------------------------------------------------------------------------------------------------------------------------------


                                       70

------------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Northern Select                           Long-term capital appreciation        Northern Trust Investments, N.A.
Equity Fund                                                                     50 South LaSalle Street
                                                                                Chicago, IL 60675
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
PIMCO All Asset          Class R          Maximum real return, consistent       Pacific Investment Management
                                          with preservation of real capital     Company LLC
                                          and prudent investment                840 Newport Center Drive, Suite 100
                                          management                            Newport Beach, CA 92660-6398
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
PIMCO Foreign Bond       Class R          Maximum total return, consistent      Pacific Investment Management
(U.S. Dollar-Hedged)                      with preservation of capital and      Company LLC
                                          prudent investment management         840 Newport Center Drive, Suite 100
                                                                                Newport Beach, CA 92660-6398
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
PIMCO Real               Class R          Maximum real return, consistent       Pacific Investment Management
Return Fund                               with preservation of real capital     Company LLC
                                          and prudent investment                840 Newport Center Drive, Suite 100
                                          management                            Newport Beach, CA 92660-6398
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
PIMCO Total              Class R          Maximum total return, consistent      Pacific Investment Management
Return Fund                               with preservation of capital and      Company LLC
                                          prudent investment management         840 Newport Center Drive, Suite 100
                                                                                Newport Beach, CA 92660-6398
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Royce Opportunity        Service          Long term growth of capital           Royce & Associates, LLC
                                                                                1414 Avenue of the Americas
                                                                                New York, NY 10019-2570
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Royce Value              Service          Long term growth of capital           Royce & Associates, LLC
                                                                                1414 Avenue of the Americas
                                                                                New York, NY 10019-2570
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
RS Information Age       Class A          Long-term capital appreciation        RS Investment Management Co. LLC
                                                                                388 Market Street
                                                                                San Francisco, CA 94111-5345
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
RS Partners Fund         Class A          Long-term growth                      RS Investment Management Co. LLC
                                                                                388 Market Street
                                                                                San Francisco, CA 94111-5345
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
RS Value                 Class A          Long-term growth                      RS Investment Management Co. LLC
                                                                                388 Market Street
                                                                                San Francisco, CA 94111-5345
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Rydex Sector             Class H          Long-term capital appreciation        Rydex Investments
Rotation Fund                                                                   9601 Blackwell Road, Suite 500
                                                                                Rockville, MD 20850-6478
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Alpha           Class A          Long-term growth of capital           6th Avenue Investment Management
Opportunity Fund(R)                                                             Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Mainstream Investment Advisers, LLC
                                                                                101 West Spring Street, Suite 401
                                                                                New Albany, IN 47150-3610
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Capital         Class A          High level of income.                 6th Avenue Investment Management Company, LLC
Preservation Fund                                                               5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Diversified     Class A          High level of interest income with    6th Avenue Investment Management Company, LLC
Income Fund                               security of principal                 5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
------------------------------------------------------------------------------------------------------------------------------


                                       71

------------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Equity Fund(R)  Class A          Long-term growth of capital           6th Avenue Investment Management Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Global Fund     Class A          Long-term growth of capital           6th Avenue Investment Management Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                OppenheimerFunds, Inc.
                                                                                Two World Financial Center
                                                                                225 Liberty Street, 11th Floor
                                                                                New York, NY 10281
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security High            Class A          High current income                   6th Avenue Investment Management Company, LLC
Yield Fund                                                                      5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Income          Class A          High level of current income          6th Avenue Investment Management Company, LLC
Opportunity Fund                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                Four Corners Capital Management, LLC
                                                                                515 S. Flower Street, Suite 4310
                                                                                Los Angeles, CA 90071-2222
                                                                                (Sub-adviser)
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Large           Class A          Long-term growth of capital           6th Avenue Investment Management
Cap Value Fund                                                                  Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Mid Cap         Class A          Capital appreciation                  6th Avenue Investment Management
Growth Fund                                                                     Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Mid Cap         Class A          Long-term growth of capital           6th Avenue Investment Management
Value Fund                                                                      Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Select 25       Class A          Long-term growth of capital           6th Avenue Investment Management
Fund                                                                            Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Security Small           Class A          Long-term growth of capital           6th Avenue Investment Management
Cap Growth Fund                                                                 Company, LLC
                                                                                5801 SW 6th Avenue
                                                                                Topeka, KS 66636-0001
                                                                                (Investment Adviser)

                                                                                RS Investment Management L.P.
                                                                                388 Market Street
                                                                                San Francisco, CA 94111
                                                                                (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------


                                       72

------------------------------------------------------------------------------------------------------------------------------
                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
T. Rowe Price Capital    Advisor          Long-term capital appreciation by     T. Rowe Price
Appreciation                              investing primarily in common         100 East Pratt Street
                                          stocks.                               Baltimore, MD 21202-1090
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
T. Rowe Price            Class R          Long-term capital growth and          T. Rowe Price
Growth Stock                              increasing dividend income            100 East Pratt Street
                                          through investing in common           Baltimore, MD 21202-1090
                                          stocks of well-established
                                          companies.
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Van Kampen               Class A          Capital growth                        Van Kampen Asset Management
Aggressive Growth                                                               1221 Avenue of the Americas
Fund                                                                            New York, NY 10020
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Van Kampen               Class A          Capital growth and income through     Van Kampen Asset Management
Comstock Fund                             investments in equity securities,     1221 Avenue of the Americas
                                          including common stocks,              New York, NY 10020
                                          preferred stocks and securities
                                          convertible into common and
                                          preferred stocks
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Van Kampen Equity        Class A          Highest possible income               Van Kampen Asset Management
and Income Fund                           consistent with safety of principal   1221 Avenue of the Americas
                                          with long term growth of capital as   New York, NY 10020
                                          a secondary objective
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Wells Fargo              Advisor          Long-term capital appreciation        Wells Capital Management Incorporated
Advantage Growth                                                                525 Market Street, 10th Floor
Fund                                                                            San Francisco, CA 94105
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Wells Fargo              Advisor          Total return comprised of long-       Matrix Asset Advisors, Inc.
Advantage Growth                          term capital appreciation and         747 Third Avenue
and Income Fund                           current income                        New York, NY 10017
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Wells Fargo              Advisor          Long-term capital appreciation        Wells Capital Management Incorporated
Advantage Opportunity                                                           525 Market Street, 10th Floor
Fund                                                                            San Francisco, CA 94105
-----------------------  ---------------  ------------------------------------  ----------------------------------------------
Wells Fargo              Class A          Long-term capital appreciation        Wells Capital Management Incorporated
Advantage Small Cap                                                             525 Market Street, 10th Floor
Value Fund                                                                      San Francisco, CA 94105
-----------------------  ---------------  ------------------------------------  ----------------------------------------------

--------------------------------------------------------------------------------
                        ADVANCEDESIGNS(SM) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2007



                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                         Page

GENERAL INFORMATION AND HISTORY..........................................  3
   Safekeeping of Assets.................................................  3
   Administrative Services for Certain Owners............................  3

METHOD OF DEDUCTING THE EXCESS CHARGE....................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS....  4
   Section 403(b)........................................................  4
   Roth 403(b)...........................................................  4
   Sections 408 and 408A.................................................  4

PERFORMANCE INFORMATION..................................................  5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................  6


FINANCIAL STATEMENTS.....................................................  6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.


ADMINISTRATIVE SERVICES FOR CERTAIN OWNERS -- The Company and Security Distributors, Inc. have entered into an agreement with PlanMember Services Corporation ("PlanMember Services"), a transfer agent registered with the Securities and Exchange Commission ("SEC"). Under the agreement, PlanMember Services provides certain services to Owners who have engaged PlanMember Securities Corporation in connection with their Contract ("PlanMember Owners"). PlanMember Securities Corporation, an affiliate of PlanMember Services, is registered with the SEC as a broker-dealer and an investment adviser. PlanMember Services provides a call center that is staffed to answer PlanMember Owners' questions about their accounts, including questions about the portfolio model provided by PlanMember Securities and any pending portfolio model transactions. PlanMember Services also performs certain account recordkeeping services and administrative functions associated with PlanMember Owner account transfers, account rebalancing, and purchases and redemptions through FundServ/NSCC. PlanMember Services prepares and mails quarterly account statements to PlanMember Owners. During 2006, 2005, and 2004, the Company paid PlanMember Services $397,622.15, $189,636, and $88,012 respectively. These amounts are calculated as a percentage of the average Contract Value of the Contracts owned by PlanMember Owners.


METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 1.20%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:


------------------------------------------------------------- ---- ------------
Mortality and Expense Risk Charge..........                           1.30%
Plus:  Optional Rider Charge...............                     +     N/A
Less:  Minimum Charge......................                     -     1.20%
                                                                      -----
Excess Charge on an Annual Basis...........                           0.10%
------------------------------------------------------------- ---- ------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
December 31 (Record Date), the net dividend amount would be as follows:

-------------------------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...                      $10.00
Accumulation Unit Value
   as of Reinvestment Date.............                      $  9.975
                                                              -------
Gross Dividend Per Unit................                      $  0.025
Less:  Excess Charge Per Unit..........                   -  $  0.00085
                                                              ---------
Net Dividend Per Unit..................                      $  0.02415
Times:  Number of Accumulation Units...                   x        5,000
                                                             -----------
Net Dividend Amount....................                         $ 120.75
-------------------------------------------------------------------------------


The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the SBL Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.


After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500. The $15,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2007 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2007 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION


Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.00%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown are for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.


Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.


Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - AdvanceDesigns Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - AdvanceDesigns Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                       SECUREDESIGNS (SM) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2007



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from The Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                          Page

GENERAL INFORMATION AND HISTORY...........................................  3
   Safekeeping of Assets..................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE.....................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.....  4
   Section 403(b).........................................................  4
   Roth 403(b) ...........................................................  4
   Sections 408 and 408A..................................................  4

PERFORMANCE INFORMATION...................................................  4


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................  5


FINANCIAL STATEMENTS......................................................  6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Equity Subaccount and no Riders, the Excess Charge would be computed as follows:

------------------------------------------------------------- ---- ------------
Mortality and Expense Risk Charge..........                           0.70%
Plus:  Optional Rider Charge...............                     +     N/A
Less:  Minimum Charge......................                     -     0.60%
                                                                      -----
Excess Charge on an Annual Basis...........                           0.10%
------------------------------------------------------------- ---- ------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-------------------------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...                      $10.00
Accumulation Unit Value
   as of Reinvestment Date.............                      $  9.975
                                                              -------
Gross Dividend Per Unit................                      $  0.025
Less:  Excess Charge Per Unit..........                   -  $  0.00085
                                                              ---------
Net Dividend Per Unit..................                      $  0.02415
Times:  Number of Accumulation Units...                   x       5,000
                                                             ----------
Net Dividend Amount....................                      $   120.75
-------------------------------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment
Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for tax year 2007. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2007 tax year. The $5,000 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2007 is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2007 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return

--------------------------------------------------------------------------------
and the average annual total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Fund, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.40%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the level of return quoted. Total return figures that do not reflect deduction of all charges will be accompanied by total return figures that reflect such charges.

All Average Annual Return figures are based upon the performance of the corresponding Underlying Fund, adjusted to reflect the maximum charges imposed under the Contract, except that Average Annual Return (without contingent deferred sales charge and administration charge), does not reflect any applicable withdrawal charge or account administration charge of $30. Those charges, if reflected, would reduce such average annual return figures.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the separate account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Series of the Mutual Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 and the financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                        NEA VALUEBUILDER VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2007



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                          Page

GENERAL INFORMATION AND HISTORY...........................................  3
   Safekeeping of Assets..................................................  3

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA........................  3

METHOD OF DEDUCTING THE EXCESS CHARGE.....................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.....  4
   Section 403(b).........................................................  4
   Roth 403(b) ...........................................................  4
   Sections 408 and 408A..................................................  4

PERFORMANCE INFORMATION...................................................  5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................  6


FINANCIAL STATEMENTS......................................................  6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. In addition to the NEA Valuebuilder Program (described in the Prospectus), the Company currently has an arrangement with the following entity:


o The Pennsylvania State Education Association (the "PSEA") - The Contract is one of several products endorsed by the PSEA through the PSEA Member Benefits Program. During the past fiscal year, the Company paid the PSEA approximately $5,280 in support of financial education conferences held for PSEA members.

The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2006 in the amount of approximately $2,014,751. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.


METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

------------------------------------------------------------- ---- -------------
Mortality and Expense Risk Charge..........                           0.75%
Plus:  Optional Rider Charge...............                     +     0.10%
Less:  Minimum Charge......................                     -     0.75%
                                                                      -----
Excess Charge on an Annual Basis...........                           0.10%
------------------------------------------------------------- ---- -------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-------------------------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...                      $10.00
Accumulation Unit Value
   as of Reinvestment Date.............                      $  9.975
                                                              -------
Gross Dividend Per Unit................                      $  0.025
Less:  Excess Charge Per Unit..........                   -  $  0.00085
                                                              ---------
Net Dividend Per Unit..................                      $  0.02415
Times:  Number of Accumulation Units...                   X        5,000
                                                             -----------
Net Dividend Amount....................                         $ 120.75
-------------------------------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2007 tax year. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2007 tax year.

The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2007 is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2007 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION


Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge. Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total Return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.


Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.


Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of SBL Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                        AEA VALUEBUILDER VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2007



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                        Page

GENERAL INFORMATION AND HISTORY.........................................  3
   Safekeeping of Assets................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE...................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS...  4
   Section 403(b).......................................................  4
   Roth 403(b) .........................................................  4
   Sections 408 and 408A................................................  4

PERFORMANCE INFORMATION.................................................  5


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................  5


FINANCIAL STATEMENTS....................................................  6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.95%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

------------------------------------------------------------- ---- -------------
Mortality and Expense Risk Charge..........                           0.95%
Plus:  Optional Rider Charge...............                     +     0.10%
Less:  Minimum Charge......................                     -     0.95%
                                                                      ----
Excess Charge on an Annual Basis...........                           0.10%
------------------------------------------------------------- ---- -------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-------------------------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...                      $  10.00
Accumulation Unit Value
   as of Reinvestment Date.............                      $  9.975
                                                              -------
Gross Dividend Per Unit................                      $  0.025
Less:  Excess Charge Per Unit..........                   -  $  0.00085
                                                              ---------
Net Dividend Per Unit..................                      $  0.02415
Times:  Number of Accumulation Units...                   x        5,000
                                                             -----------
Net Dividend Amount....................                         $ 120.75
-------------------------------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2007 tax year. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2007 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2007 is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.


ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2007 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


--------------------------------------------------------------------------------

PERFORMANCE INFORMATION


Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1


Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.65%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge. Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and the account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflect such charges and which date from the Separate Account inception date. Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in a Subccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.


Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV -Valuebuilder Variable Annuity at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst &


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV -Valuebuilder Variable Annuity at December 31, 2006, and for the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2007



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Security Benefit Advisor Variable Annuity dated May 1, 2007, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                         Page

GENERAL INFORMATION AND HISTORY.........................................   3
   Safekeeping of Assets................................................   3

METHOD OF DEDUCTING THE EXCESS CHARGE...................................   3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS...   4
   Section 403(b).......................................................   4
   Roth 403(b) .........................................................   4
   Sections 408 and 408A................................................   4

PERFORMANCE INFORMATION.................................................   4


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................   5


FINANCIAL STATEMENTS....................................................   6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Security Equity Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:


------------------------------------------------------------- ---- -------------
Mortality and Expense Risk Charge..........                           0.75%
Plus:  Optional Rider Charge...............                     +     0.10%
Less:  Minimum Charge......................                     -     0.75%
                                                                      -----
Excess Charge on an Annual Basis...........                           0.10%
------------------------------------------------------------- ---- -------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-------------------------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...                      $10.00
Accumulation Unit Value
   as of Reinvestment Date.............                      $  9.975
                                                              -------
Gross Dividend Per Unit................                      $  0.025
Less:  Excess Charge Per Unit..........                   -  $  0.00085
                                                              ---------
Net Dividend Per Unit..................                      $  0.02415
Times:  Number of Accumulation Units...                   x        5,000
                                                             -----------
Net Dividend Amount....................                         $ 120.75
-------------------------------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Security Equity Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly

--------------------------------------------------------------------------------
dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2007 tax year. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2007 tax year. The $5,000 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit for 2007 is the lesser of (i) $45,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) - Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2007 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
---------------------------------- -----------------------
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION


Performance information for the Subaccounts of the Separate Account, including the yield and effective yield


--------------------------------------------------------------------------------
of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 1.90%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge. Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in a Subccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.


Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2006 and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity at December 31, 2006 and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                       6

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2006, 2005, and 2004
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2006, 2005, and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

March 2, 2007

                   Security Benefit Life Insurance Company
                              and Subsidiaries

                         Consolidated Balance Sheets


                                                                                             DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
ASSETS
Investments:
  Securities available-for-sale:
   Bonds                                                                             $ 4,798,347       $ 4,844,508
   Equity securities                                                                      85,565            71,396
  Bonds held-to-maturity                                                                  33,488            36,316
  Mutual funds                                                                            90,749            97,935
  Policy loans                                                                           101,314            95,782
  Cash and cash equivalents                                                               66,887            88,264
  Short-term investments                                                                   8,480             9,770
  Other invested assets                                                                   97,536            78,764
                                                                              -------------------------------------
Total investments                                                                      5,282,366         5,322,735

Accrued investment income                                                                 45,367            45,036
Collateral held for securities lending                                                   179,868           499,683
Accounts receivable                                                                       17,052             9,514
Income taxes receivable                                                                    3,705             4,105
Reinsurance recoverable                                                                  508,506           502,575
Property and equipment, net                                                               60,106            62,034
Deferred policy acquisition costs                                                        463,607           425,411
Deferred sales inducement costs                                                          103,094            79,490
Other assets                                                                             103,841            99,440
Separate account assets                                                                6,502,869         5,508,396
                                                                              -------------------------------------
Total assets                                                                         $13,270,381       $12,558,419
                                                                              =====================================



                                       2

                                                                                              DECEMBER 31
                                                                                         2006              2005
                                                                              -------------------------------------
                                                                                           (In Thousands,
                                                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values                                         $ 5,514,176       $ 5,485,378
  Policy and contract claims                                                               4,223             5,560
  Other policyholder funds                                                                18,439            18,888
  Accounts payable and accrued expenses                                                   64,925            62,263
  Deferred income tax liability                                                           91,689            67,974
  Long-term debt                                                                         150,000           150,000
  Mortgage debt                                                                           44,004            45,566
  Securities lending obligation                                                          179,868           499,683
  Other liabilities                                                                       18,647            21,524
  Separate account liabilities                                                         6,502,869         5,508,396
                                                                              -------------------------------------
Total liabilities                                                                     12,588,840        11,865,232

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding                                                 7,000             7,000
Additional paid-in capital                                                                43,631            43,631
Accumulated other comprehensive loss                                                     (21,931)           (2,963)
Retained earnings                                                                        652,841           645,519
                                                                              -------------------------------------
Total stockholder's equity                                                               681,541           693,187


                                                                              -------------------------------------
Total liabilities and stockholder's equity                                           $13,270,381       $12,558,419
                                                                              =====================================

See accompanying notes.


            Security Benefit Life Insurance Company
                       and Subsidiaries

               Consolidated Statements of Income


                                                                                  YEAR ENDED DECEMBER 31
                                                                          2006             2005             2004
                                                                ---------------------------------------------------
                                                                                     (In Thousands)
Revenues:
  Insurance premiums and other considerations                          $   7,689         $  8,997         $  7,120
  Asset-based fees                                                       152,940          131,622          124,303
  Other product charges                                                   31,007           29,152           27,922
  Net investment income                                                  268,922          252,978          225,958
  Net realized/unrealized capital gains                                    2,542            2,342            2,536
Other revenues                                                            13,173           16,381           11,992
                                                                ---------------------------------------------------
Total revenues                                                           476,273          441,472          399,831

Benefits and expenses:
  Annuity benefits:
   Interest credited to account balances                                 199,383          175,876          154,620
   Benefits in excess of account balances                                 34,130           27,630           15,673
  Traditional life insurance benefits                                       (704)           1,554           (1,937)
  Other benefits                                                          (4,089)          (4,353)           8,363
                                                                ---------------------------------------------------
  Total benefits                                                         228,720          200,707          176,719

  Commissions and other operating expenses                               109,167          103,931          100,646
  Amortization of deferred policy acquisition
   costs                                                                  55,853           57,416           41,467
  Interest expense                                                        14,862           14,968           15,505
  Other expenses                                                           9,887            9,726            8,843
                                                                ---------------------------------------------------
Total benefits and expenses                                              418,489          386,748          343,180
                                                                ---------------------------------------------------

Income before income tax expense                                          57,784           54,724           56,651
Income tax expense                                                        10,462            9,436            6,072
                                                                ---------------------------------------------------
Net income                                                              $ 47,322         $ 45,288         $ 50,579
                                                                ===================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity


                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER
                                                    COMMON      PAID-IN     COMPREHENSIVE    RETAINED
                                                    STOCK       CAPITAL     INCOME (LOSS)    EARNINGS      TOTAL
                                               --------------------------------------------------------------------
                                                                            (In Thousands)

Balance at January 1, 2004                          $ 7,000          $ -         $ 9,479    $ 641,283    $ 657,762
  Comprehensive income:
   Net income                                             -            -               -       50,579       50,579
   Other comprehensive income, net                        -            -          15,405            -       15,405
                                                                                                     -------------
  Comprehensive income                                                                                      65,984
  Transfer of net assets of subsidiary
   to parent company in exchange
   for intercompany promissory note                       -       43,631               -      (43,631)           -
  Dividends paid                                          -            -               -      (10,000)     (10,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2004                          7,000       43,631          24,884      638,231      713,746
  Comprehensive income:
   Net income                                             -            -               -       45,288       45,288
   Other comprehensive loss, net                          -            -         (27,847)           -      (27,847)
                                                                                                     -------------
  Comprehensive income                                                                                      17,441
  Dividends paid                                          -            -               -      (38,000)     (38,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2005                          7,000       43,631          (2,963)     645,519      693,187
  Comprehensive income:
   Net income                                             -            -               -       47,322       47,322
   Other comprehensive loss, net                          -            -         (18,968)           -      (18,968)
                                                                                                     -------------
  Comprehensive income                                                                                      28,354
  Dividends paid                                          -            -               -      (40,000)     (40,000)
                                               --------------------------------------------------------------------
Balance at December 31, 2006                        $ 7,000     $ 43,631       $ (21,931)    $652,841     $681,541
                                               ====================================================================


See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows


                                                                                  YEAR ENDED DECEMBER 31
                                                                              2006           2005           2004
                                                                     ----------------------------------------------
                                                                                       (In Thousands)
OPERATING ACTIVITIES
Net income                                                                  $ 47,322      $ 45,288        $ 50,579
Adjustments to reconcile net income to net cash and
  cash equivalents provided by operating activities:
   Net realized/unrealized capital gains                                      (2,542)       (2,342)         (2,536)
   Depreciation                                                                4,634         4,483           4,169
   Amortization of investment premiums and discounts                          10,137         7,388          10,905
   Annuity and interest-sensitive life products -
    interest credited to account balances                                    199,383       175,876         154,620
   Policy acquisition costs deferred                                         (85,308)      (77,268)        (74,896)
   Amortization of deferred policy acquisition costs                          55,853        57,416          41,467
   Sales inducement costs deferred                                           (36,838)      (30,676)        (16,904)
   Amortization of sales inducement costs                                     13,234        11,501           8,222
   Net sales of mutual funds, trading                                          9,018           532          17,775
   Other changes in operating assets and liabilities                           6,494        19,459         (19,647)
                                                                     ----------------------------------------------
Net cash and cash equivalents provided by operating
  activities                                                                 221,387       211,657         173,754

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
  Bonds available-for-sale                                                   524,353       761,924         719,493
  Equity securities available-for-sale                                         2,815         9,533          57,000
  Bonds held-to-maturity                                                       3,332         8,557          14,301
  Mutual funds, other than trading                                            35,270        42,523             211
  Mortgage loans                                                                   -           646           9,623
  Other invested assets                                                        2,890        13,251           2,905
                                                                     ----------------------------------------------
                                                                             568,660       836,434         803,533
Acquisitions of investments:
  Bonds available-for-sale                                                  (515,608)     (878,879)     (1,100,062)
  Equity securities available-for-sale                                       (14,654)      (16,591)        (62,863)
  Mutual funds, other than trading                                              (793)      (36,401)        (53,328)
  Other invested assets                                                      (24,537)      (51,023)         (6,683)
                                                                     ----------------------------------------------
                                                                            (555,592)     (982,894)     (1,222,936)

Net (purchases) sales of property and equipment                               (1,615)       (1,638)         13,924
Net purchases of short-term investments                                      (33,582)            -          (6,761)
Net (decrease) increase in policy loans                                       (5,532)       (3,173)          1,645
                                                                     ----------------------------------------------
Net cash and cash equivalents used in investing activities                   (27,661)     (151,271)       (410,595)


                                       6

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)


                                                                                  YEAR ENDED DECEMBER 31
                                                                             2006           2005           2004
                                                                     ----------------------------------------------
                                                                                        (In Thousands)
FINANCING ACTIVITIES
Payments on mortgage debt                                                   $ (1,562)     $ (1,460)       $ (1,364)
Dividends paid                                                               (40,000)      (38,000)        (10,000)
Deposits to annuity account balances                                         554,400       634,893         629,417
Withdrawals from annuity account balances                                   (727,941)     (624,113)       (441,702)
                                                                     ----------------------------------------------
Net cash and cash equivalents (used in) provided by
  financing activities                                                      (215,103)      (28,680)        176,351
                                                                     ----------------------------------------------

(Decrease) increase in cash and cash equivalents                             (21,377)       31,706         (60,490)
Cash and cash equivalents at beginning of year                                88,264        56,558         117,048
                                                                     ----------------------------------------------
Cash and cash equivalents at end of year                                    $ 66,887      $ 88,264        $ 56,558
                                                                     ==============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (received) during the year for:
  Interest                                                                  $ 14,846      $ 15,210        $ 16,180
                                                                     ==============================================

  Income taxes                                                              $ (3,696)     $  9,322        $ (1,721)
                                                                     ==============================================

NONCASH INVESTING AND FINANCING ACTIVITIES
Transfer of net assets of subsidiary to parent company
in exchange for intercompany promissory note                                $      -      $      -        $ 43,631
                                                                     ==============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

The consolidated financial statements include the operations and accounts of the Company and its subsidiary, Security Management Company, LLC (SMC), and prior to April 14, 2004, Security Benefit Group, Inc. (SBG). (See Note 13.) The consolidated financial statements of SBG include its subsidiaries, First Security Benefit Life Insurance and Annuity Company of New York; Security Distributors, Inc.; Security Benefit Academy, Inc.; and Security Financial Resources, Inc. Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SMC was 90% at December 31, 2006 and 2005. Minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SMC, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2006. As of December 31, 2005, minority interest amounts held by SBC are $2,621,000 and $430,000 in the net income and members' equity of SMC, respectively, and are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Actual results could differ from those estimates. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addressed an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance.

SOP 03-01 requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs.

The guidance also required that if the separate account arrangement does not meet the newly specified criteria of a separate account, assets and liabilities under the arrangement should be accounted for, valued, and reported as general account assets and liabilities of the Company. Revenue and expenses related to such arrangements are recognized within the respective revenue and expense lines in the consolidated statements of income.

SOP 03-01 was adopted effective January 1, 2004.

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted under the cost method should be considered other than temporary and recognized in income. In September 2004, the Financial Accounting Standards Board (FASB) issued Financial Staff Position (FSP) EITF 03-1-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification could be provided.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for the reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

On September 19, 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract should not be deferred in connection with the replacement contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is analyzing the impact of adopting SOP 05-1.

In February 2006, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. SFAS No. 155 is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006, which for the Company is January, 1 2007. The adoption of SFAS No. 155 is not expected to have a material impact on the Company's consolidated financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In July 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN No. 48). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN No. 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 establishes a two-step process for evaluation of tax positions. The first step is recognition, under which the enterprise determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The enterprise is required to presume the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The second step is measurement, under which a tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. Therefore, FIN No. 48 is effective for the Company's fiscal year beginning January 1, 2007. The cumulative effect of adopting FIN No. 48 is required to be reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity) for that fiscal year, presented separately. The Company is analyzing the impact of adopting FIN No. 48.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value which will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the interest method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Mutual funds include affiliated mutual funds and seed money investments. During 2005 and 2004, a portion of the mutual funds investments was purchased to generate returns for certain liabilities. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains.

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for by using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of the unconsolidated entities amounted to $84.7 million and $65 million

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

at December 31, 2006 and 2005, respectively. During 2006, 2005, and 2004, the Company included $6.3 million, $2.7 million, and $(324,000), respectively, in net investment income representing the Company's share of current year net income (loss) of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In July 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the years 2007 through 2011 and 8.5% thereafter), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in deferred policy acquisition costs and were reclassified as part of the adoption of SOP 03-01. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:


                                                                                  2006               2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Land                                                                     $        450      $        450
     Land improvements                                                                 539                 -
     Data processing equipment                                                         399               108
     Computer software                                                              18,148            17,884
     Other                                                                           1,761             1,712
     Building                                                                       52,139            51,560
     Furniture                                                                       6,687             6,001
                                                                           ------------------------------------
                                                                                    80,123            77,715
     Less accumulated depreciation                                                  20,017            15,681
                                                                           ------------------------------------
                                                                              $     60,106      $     62,034
                                                                           ====================================


The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2006, related to the noncancelable portion of the lease are $955,000 annually for years 2007 through 2011 and $5,175,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $74,089,000 and $70,699,000 at December 31, 2006 and 2005, respectively, with the change in value of $3,390,000, $3,310,000, and $3,461,000 for 2006, 2005, and 2004, respectively, recorded in other income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.75% to 10% during 2006, from 1.5% to 15% during 2005, and from 2% to 9% during 2004.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize these benefits. The valuation allowance as of December 31, 2006, is $5,660,000 (see Note 8). There was no valuation allowance as of December 31, 2005.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

     Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, on pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2006 and 2005, is as follows:


                                                                      DECEMBER 31, 2006
                                                    -------------------------------------------------------
                                                                       GROSS         GROSS
                                                        AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                          COST         GAINS         LOSSES        VALUE
                                                    -------------------------------------------------------
                                                                        (In Thousands)
 AVAILABLE-FOR-SALE
 Bonds:
    U.S. Treasury securities and obligations of
      U.S. government corporations and agencies       $   192,478  $       63     $   2,525   $    190,016
    Corporate securities                                2,608,449      23,319        34,963      2,596,805
    Mortgage-backed securities                          1,871,724       3,341        30,279      1,844,786
    Asset-backed securities                               167,728         499         1,487        166,740
                                                    -------------------------------------------------------
 Total bonds                                          $ 4,840,379  $   27,222     $  69,254   $  4,798,347
                                                    =======================================================

 Equity securities                                    $    85,205  $      380     $      20   $     85,565
                                                    =======================================================

 HELD-TO-MATURITY
 Bonds:
    Obligations of states and political subdivisions  $     1,634  $        -     $      72   $      1,562
    Corporate securities                                   31,704       1,986             -         33,690
    Mortgage-backed securities                                150           -             -            150
                                                    -------------------------------------------------------
 Total bonds                                          $    33,488  $    1,986     $      72   $     35,402
                                                    =======================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                                                                          DECEMBER 31, 2005
                                                        -------------------------------------------------------
                                                                          GROSS         GROSS
                                                           AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                                                             COST         GAINS         LOSSES        VALUE
                                                        -------------------------------------------------------
                                                                            (In Thousands)
     Available-for-sale
     Bonds:
        U.S. Treasury securities and obligations of
          U.S. government corporations and agencies       $   317,865  $      145     $   4,212    $   313,798
        Corporate securities                                2,472,008      37,766        25,016      2,484,758
        Mortgage-backed securities                          1,917,011       7,457        25,896      1,898,572
        Asset-backed securities                               148,125         577         1,322        147,380
                                                        -------------------------------------------------------
     Total bonds                                          $ 4,855,009  $   45,945     $  56,446    $ 4,844,508
                                                        =======================================================

     Equity securities                                    $    71,256  $      141     $       1    $    71,396
                                                        =======================================================

     Held-to-maturity
     Bonds:
        Obligations of states and political subdivisions  $     1,967  $        -     $     102    $     1,865
        Corporate securities                                   33,582       2,554           152         35,984
        Mortgage-backed securities                                767           -             -            767
                                                        -------------------------------------------------------
     Total bonds                                          $    36,316  $    2,554     $     254    $    38,616
                                                        =======================================================


The amortized cost and fair value of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.


                                                       AVAILABLE-FOR-SALE              HELD-TO-MATURITY
                                                 --------------------------------------------------------------
                                                     AMORTIZED          FAIR          AMORTIZED        FAIR
                                                       COST            VALUE            COST           VALUE
                                                 --------------------------------------------------------------
                                                                        (In Thousands)

     Due in one year or less                       $      89,885  $      85,822    $         -    $         -
     Due after one year through five years             1,054,386      1,050,198          8,514          8,651
     Due after five years through ten years              663,182        655,999         18,346         19,305
     Due after ten years                                 993,474        994,802          6,478          7,296
     Mortgage-backed securities                        1,871,724      1,844,786            150            150
     Asset-backed securities                             167,728        166,740              -              -
                                                 --------------------------------------------------------------
                                                   $   4,840,379  $   4,798,347    $    33,488    $    35,402
                                                 ==============================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2006 and 2005, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows (in thousands):


                                                                    DECEMBER 31, 2006
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                           GROSS                GROSS      TOTAL    TOTAL GROSS
                                               CARRYING  UNREALIZED  CARRYING UNREALIZED  CARRYING   UNREALIZED
                                               AMOUNT      LOSSES     AMOUNT    LOSSES     AMOUNT      LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                       $  14,094   $    195  $  171,944  $  2,330  $  186,038  $  2,525
        Corporate securities                   425,642      4,674     885,435    30,289   1,311,077    34,963
        Mortgage-backed securities             322,654      2,661   1,243,145    27,618   1,565,799    30,279
        Asset-backed securities                 64,695        682      22,295       805      86,990     1,487
                                           ---------------------------------------------------------------------
     Total fixed maturities,                 $ 827,085   $  8,212  $2,322,819  $ 61,042  $3,149,904  $ 69,254
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                   $       -   $      -  $       20  $     20  $       20  $     20
                                           =====================================================================

     Fixed maturities, held-to-maturity      $       -   $      -  $    1,634  $     72  $    1,634  $     72
                                           =====================================================================

                                                                    DECEMBER 31, 2005
                                           ---------------------------------------------------------------------
                                             LESS THAN 12 MONTHS  GREATER THAN OR EQUAL
                                                                       TO 12 MONTHS
                                           ----------------------------------------------
                                                            GROSS                GROSS       TOTAL   TOTAL GROSS
                                              CARRYING   UNREALIZED CARRYING   UNREALIZED  CARRYING  UNREALIZED
                                                AMOUNT     LOSSES     AMOUNT     LOSSES      AMOUNT     LOSSES
                                           ---------------------------------------------------------------------
     Fixed maturities, available-for-sale:
        U.S. Treasury securities and
          obligations of U.S. government
          corporations
          and agencies                      $  144,909   $  2,044  $ 157,802  $  2,168   $  302,711  $  4,212
        Corporate securities                   663,856     12,325    367,095    12,691    1,030,951    25,016
        Mortgage-backed securities             935,675     11,690    424,355    14,206    1,360,030    25,896
        Asset-backed securities                 68,031        640     19,076       682       87,107     1,322
                                           ---------------------------------------------------------------------
     Total fixed maturities,                $1,812,471   $ 26,699  $ 968,328  $ 29,747   $2,780,799  $ 56,446
        available-for-sale
                                           =====================================================================

     Total equity securities,
        available-for-sale                  $        -   $      -  $       1  $      1   $        1  $      1
                                           =====================================================================

     Fixed maturities, held-to-maturity     $        -   $      -  $   6,910  $    254   $    6,910  $    254
                                           =====================================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

As of December 31, 2006, the Company held $3,149.9 million in available-for-sale fixed maturity securities with unrealized losses of $69.3 million. The Company's portfolio consists of fixed maturity securities where 84% are investment grade (rated AAA through BBB-) with an average price of $98 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 161 securities with a carrying value of $827.1 million and unrealized losses of $8.2 million reflecting an average price of $99. Of this portfolio, 70% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $7.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 320 securities with a carrying value of $2,322.8 million and unrealized loss of $61 million. Of this portfolio, 91% were investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $60.5 million.

The Company closely monitors its below investment grade holdings and those investment grade names where there are concerns. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost;
(2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

At December 31, 2006, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below.


                                                                           DECEMBER 31, 2006
                                                          -----------------------------------------------------
                                                                AMORTIZED        UNREALIZED        ESTIMATED
                                                                  COST              LOSS          FAIR VALUE
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Less than 12 months:
        Asset-backed securities                              $        730     $        289      $        441

     Greater than 12 months:
        Corporate securities                                        2,720              120             2,600
        Asset-backed securities                                     1,565              110             1,455
                                                          -----------------------------------------------------
                                                                    4,285              230             4,055
                                                          -----------------------------------------------------
     Total                                                   $      5,015     $        519      $      4,496
                                                          =====================================================


The debt securities included on the watch list cross several industries with no concentration in any one industry. The securities include corporate securities and asset-backed securities. The watch list includes 3 securities, of which 2 have been on the list for over 12 months. The combined fair value of the watch list securities was 90% of book value. Improving stable economic conditions, adequate liquidity and cash flows, sufficient collateral, and stable to improving operating performance, as well as all of the securities being current as to principal and interest, were factors considered in concluding that an other-than-temporary impairment charge was not necessary. In addition, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Major categories of net investment income for the years ended December 31, 2006, 2005, and 2004, are summarized as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Interest on bonds                                       $    259,507     $    244,493      $    221,915
     Dividends on equity securities                                 4,648            3,177             2,332
     Dividends on mutual funds                                      3,387            2,106             1,678
     Interest on mortgage loans                                         -               25               166
     Interest on policy loans                                       6,053            5,798             6,002
     Interest on short-term investments                             4,133            2,797             1,636
     Other                                                         (1,045)             247            (4,125)
                                                          -----------------------------------------------------
     Total investment income                                      276,683          258,643           229,604

     Less investment expenses                                       7,761            5,665             3,646
                                                          -----------------------------------------------------
     Net investment income                                   $    268,922     $    252,978      $    225,958
                                                          =====================================================


Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2006, 2005, and 2004, are as follows:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Proceeds from sales                                     $    285,955     $    386,462      $    222,056
     Gross realized gains                                           3,604            7,491            10,153
     Gross realized losses                                          2,030            4,165             2,786


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2006, 2005, and 2004, consist of the following:


                                                                   2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Realized gains (losses):
        Bonds                                                 $     1,574      $     2,532       $     6,586
        Equity securities                                               -              794               281
        Mutual funds - trading                                          -              616               176
        Mutual funds - other than trading                               -               26                 -
        Other                                                           3                -                 -
                                                          -----------------------------------------------------
     Total realized gains                                           1,577            3,968             7,043

     Impairments:
        Bonds                                                           -           (1,524)           (5,469)
                                                          -----------------------------------------------------
     Total impairments                                                  -           (1,524)           (5,469)

     Holding gains (losses):
        Mutual funds - trading                                          -             (604)              836
        Mutual funds - other than trading                           1,883            1,513             2,989
                                                          -----------------------------------------------------
     Total holding gains                                            1,883              909             3,825
                                                          -----------------------------------------------------
                                                                    3,460            3,353             5,399
     Related impact on deferred policy acquisition costs             (918)          (1,011)           (2,863)
                                                          -----------------------------------------------------
     Net realized/unrealized capital gains                    $     2,542      $     2,342       $     2,536
                                                          =====================================================


There were no outstanding agreements to sell securities at December 31, 2006 or 2005.

At December 31, 2006, the Company had approximately $1.4 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 11), and the home office building (see
Note 12).

At December 31, 2006, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR over the next two years. The notional amounts of the swaps are $42.5 million and $45 million at December 31, 2006 and 2005, respectively, and are scheduled to decline as the liabilities mature. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million and $127 million at December 31, 2006 and 2005, respectively.

During the years ended December 31, 2006, 2005, and 2004, the Company recognized a net gain of $296,000, $709,000, and $810,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

During the years ended December 31, 2005 and 2004, the Company recognized a gain of $251,000 and $272,000, respectively, related to the ineffective portion of its hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of the equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and the realized gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2006, 2005, and 2004, the Company realized a loss of $14.6 million, $7.9 million, and $6.4 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 375 and 357 futures contracts at December 31, 2006 and 2005, respectively.

3. DEFERRED POLICY ACQUISITION COSTS

An analysis of the deferred policy acquisition costs asset balance (other than the value of business acquired and sales inducements) is presented below for the years ended December 31:

                                                                                     2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     330,794     $     250,227
        Cost deferred during the year                                                85,308            77,268
        Amortized to expense during the year                                        (43,980)          (44,062)
        Effect of realized gains on amortization of deferred
          policy acquisition costs                                                     (918)           (1,011)
        Effect of unrealized gains                                                   10,836            49,274
        Other                                                                        (1,177)             (902)
                                                                           ------------------------------------
     Balance at end of year                                                   $     380,863     $     330,794
                                                                           ====================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

The Present Value of Future Profits (PVFP) relates to reinsurance assumed in 2000 and 2003. Included in deferred policy acquisition costs in the consolidated balance sheets, PVFP reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     94,617      $    107,969
        Imputed interest                                                             6,091             6,909
        Amortization                                                               (17,964)          (20,261)
                                                                           ------------------------------------
     Balance at end of year                                                   $     82,744      $     94,617
                                                                           ====================================


Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 14.2% and 16.4% of the December 31, 2006, deferred policy acquisition cost balance in each of the years 2007 through 2011. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:


                                                                                    2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)

     Balance at beginning of year                                             $     79,490      $     60,315
        Acquisition                                                                 36,838            30,676
        Amortization                                                               (13,234)          (11,501)
                                                                           ------------------------------------
     Balance at end of year                                                   $    103,094      $     79,490
                                                                           ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

4. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:


                                                                    Unrealized
                                                                  Gains (Losses)    Derivative
                                                                  on Available-    Instruments
                                                                     for-Sale         Gains
                                                                    Securities       (Losses)          Total
                                                                -----------------------------------------------
                                                                                (In Thousands)
     Accumulated other comprehensive income (loss) at
        January 1, 2004                                            $   12,632      $   (3,153)    $    9,479
          Other comprehensive income:
            Unrealized gains on available-for-sale securities          11,542               -         11,542
            Change in fair value of derivatives                             -           3,720          3,720
            Gains reclassified into earnings from other
              comprehensive income                                      4,387               -          4,387
            Unlocking of deferred policy acquisition costs              4,417               -          4,417
            Change in deferred income taxes                            (7,359)         (1,302)        (8,661)
                                                                -----------------------------------------------
          Total other comprehensive income                             12,987           2,418         15,405
                                                                -----------------------------------------------
     Accumulated other comprehensive income (loss) at                  25,619            (735)        24,884
        December 31, 2004 Other comprehensive (loss) income:
            Unrealized losses on available-for-sale securities        (95,952)              -        (95,952)
            Change in fair value of derivatives                             -             494            494
            Gains reclassified into earnings from other
              comprehensive income                                      3,341               -          3,341
            Unlocking of deferred policy acquisition costs             49,275               -         49,275
            Change in deferred income taxes                            15,168            (173)        14,995
                                                                -----------------------------------------------
          Total other comprehensive (loss) income                     (28,168)            321        (27,847)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at December                  (2,549)           (414)        (2,963)
        31, 2005
          Other comprehensive loss:
            Unrealized losses on available-for-sale securities        (34,771)              -        (34,771)
            Gains reclassified into earnings from other
              comprehensive income                                      3,460               -          3,460
            Unlocking of deferred policy acquisition costs             10,836               -         10,836
            Change in deferred income taxes                             1,507               -          1,507
                                                                -----------------------------------------------
          Total other comprehensive loss                              (18,968)              -        (18,968)
                                                                -----------------------------------------------
     Accumulated other comprehensive loss at
        December 31, 2006                                          $  (21,517)     $     (414)    $  (21,931)
                                                                ===============================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. EMPLOYEE BENEFIT PLANS

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,775,000, $1,446,000, and $2,589,000 for 2006, 2005, and 2004, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,323,000, $5,097,000, and $4,370,000 for 2006, 2005, and 2004, respectively.

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

6. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:


                                                                   2006             2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance assumed:
        Premiums received                                    $     48,068     $     56,729      $     67,542
                                                          =====================================================
        Commissions paid                                     $      3,769     $      4,389      $      4,847
                                                          =====================================================
        Claims paid                                          $      7,077     $      9,354      $      9,718
                                                          =====================================================
        Surrenders paid                                      $    232,485     $    257,327      $    226,555
                                                          =====================================================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Principal reinsurance ceded transactions for the years ended December 31, 2006, 2005, and 2004, are summarized as follows, with the majority of the reinsurance balances resulting from the 1997 transfer of the Company's life insurance business to another insurer:


                                                                  2006              2005              2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)
     Reinsurance ceded:
        Premiums paid                                        $     35,317      $    36,440       $    37,356
                                                          =====================================================
        Commissions received                                 $      3,028      $     3,238       $     3,392
                                                          =====================================================
        Claim recoveries                                     $     21,725      $    23,966       $    18,861
                                                          =====================================================


In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2006 and 2005, the Company has receivables totaling $508,506,000 and $502,575,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2006 and 2005, was $4.1 billion and $4.3 billion, respectively.

Effective as of August 1, 2004, the Company transferred, through a 100% coinsurance of general account liabilities, a closed block of group waiver of premium business with reserves of $18.4 million. The Company paid $12.6 million to the reinsurer and recognized a $5.8 million gain on the transaction which was deferred and will be amortized into income over a period of nine years. At December 31, 2006, the reserves were $14.8 million and were collateralized by assets of the reinsurer held in trust of $20 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. REINSURANCE (CONTINUED)

Effective December 31, 2003, the Company acquired, through a 100% coinsurance of general account liabilities and a 100% modified coinsurance of separate account liabilities, a block of approximately 15,000 deferred annuity contracts with general and separate account balances of $84.1 million and $587.1 million, respectively, and a block of approximately 9,300 variable life insurance contracts with general and separate account balances of $2.1 million and $61.7 million, respectively. The Company agreed to the payment of a reinsurance commission of $39.2 million which, in addition to other related items, was deferred and is being amortized over the estimated life of the business assumed, in relation to its estimated gross profits. The transaction, noncash as of December 31, 2003, resulted in an accounts receivable of $25.7 million representing cash transferred to the Company in 2004 less the commission paid and policy loans of $1 million. The general account balances have been recognized by the Company at December 31, 2006 and 2005, while separate account assets and liabilities continue to be reported on the books of the ceding company.

7. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

     o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

     o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

     o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:


                                               2006                                     2005
                            -----------------------------------------------------------------------------------
                                                           WEIGHTED                                  WEIGHTED
                              ACCOUNT      NET AMOUNT AT   AVERAGE       ACCOUNT     NET AMOUNT AT   AVERAGE
                               VALUE           RISK      ATTAINED AGE     VALUE          RISK       ATTAINED AGE
                            -----------------------------------------------------------------------------------
                                                          (Dollars in Millions)

     Return of premium         $  2,919      $    15         62         $  2,454      $    18         62
     Reset                          178            2         52              176            5         52
     Roll-up                        712           57         58              558           18         57
     Step-up                      4,869           56         61            4,842           96         61
     Combo                          447           27         65              400           32         59
                            ----------------------------             ----------------------------
     Subtotal                     9,125          157         61            8,430          169         61

     Enhanced                         -           21         65                -           20         65
                            ----------------------------             ----------------------------
     Total GMDB                $  9,125      $   178         61         $  8,430      $   189         61
                            ============================             ============================


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The liability for guaranteed minimum death benefits on variable annuity contracts reflected in the general account as of December 31, 2006 and 2005, was $4,674,000 and $6,460,000, respectively. The liability for guaranteed minimum income benefits on variable annuity contracts reflected in the general account as of December 31, 2006, was $736,000. There was no liability for guaranteed minimum income benefits as of December 31, 2005.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios will be maintained for GMDB and GMIB.

The Company will recalculate its GMDB and GMIB reserves at each reporting date, and the resulting change in liability will be recognized in the consolidated statements of income as a benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2006:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o    Mean long-term gross blended separate account growth rate of 8.5%.

     o    Equity volatility of 18%.

     o    Bond volatility of 5%.

     o    Mortality is 100% of Annuity 200 table.

     o Asset fees are equal to fund management fees and product loads (varies by product).

     o Discount rate is the long-term growth rate less asset fees (varies by product).

     o    Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

Income tax expense (benefit) consists of the following for the years ended December 31, 2006, 2005, and 2004:


                                                                  2006              2005             2004
                                                          -----------------------------------------------------
                                                                             (In Thousands)

     Current                                                  $    (3,296)     $     2,027      $    (16,505)
     Deferred                                                      13,758            7,409            22,577
                                                          -----------------------------------------------------
                                                              $    10,462      $     9,436      $      6,072
                                                          =====================================================

The differences between reported income tax expense and that resulting from applying the statutory federal rate to income before income tax expense are as follows:


                                                                    2006            2005             2004
                                                              -------------------------------------------------
                                                                               (In Thousands)
     Federal income tax expense computed at statutory rate       $    20,224     $    19,153     $    19,828
     (Decreases) increases in taxes resulting from:
        Dividends received deduction                                  (5,877)         (5,248)         (8,941)
        Credits                                                       (2,915)         (3,445)         (4,000)
        Other                                                           (970)         (1,024)           (815)
                                                              -------------------------------------------------
                                                                 $    10,462     $     9,436     $     6,072
                                                              =================================================


The credits above include low-income housing tax credits and foreign tax credits. Based on events and analysis performed during 2004, prior tax accruals related to the dividends received deduction of $5.1 million were eliminated in 2004.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


8. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                                                       DECEMBER 31
                                                                                   2006              2005
                                                                           ------------------------------------
                                                                                     (In Thousands)
     Deferred income tax assets:
        Future policy benefits                                                 $    76,081       $    62,433
        Employee benefits                                                                -             4,215
        Deferred gain on life coinsurance agreement                                  2,948             3,429
        Net unrealized loss on investments                                          17,378             5,629
        Credit carryover                                                                 -             8,685
        Other                                                                        3,251             2,910
                                                                           ------------------------------------
     Total deferred income tax assets                                               99,658            87,301
     Valuation allowance related to unrealized loss                                 (5,660)                -
                                                                           ------------------------------------
     Net deferred income tax assets                                                 93,998            87,301

     Deferred income tax liabilities:
        Deferred policy acquisition costs                                          171,877           144,914
        Deferred gains on investments                                                1,877             2,210
        Depreciation                                                                 3,074             3,472
        Other                                                                        8,859             4,679
                                                                           ------------------------------------
     Total deferred income tax liabilities                                         185,687           155,275
                                                                           ------------------------------------
     Net deferred income tax liability                                         $    91,689       $    67,974
                                                                           ====================================


SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years. The Company has evaluated the recoverability of its deferred income tax assets and established a valuation allowance related to a portion of its net unrealized loss on securities available-for-sale. During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


9. CONDENSED FAIR VALUE INFORMATION

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.


                                                     DECEMBER 31, 2006                DECEMBER 31, 2005
                                             -------------------------------------------------------------------
                                                 CARRYING          FAIR           CARRYING          FAIR
                                                  AMOUNT           VALUE           AMOUNT           VALUE
                                             -------------------------------------------------------------------
                                                                       (In Thousands)

     Bonds (Note 2)                            $    4,831,835  $    4,833,749   $    4,880,824  $    4,883,124
     Equity securities (Note 2)                        85,565          85,565           71,396          71,396
     Mutual funds                                      90,749          90,749           97,935          97,935
     Policy loans                                     101,314         101,844           95,782          96,178
     Business owned life insurance                     74,089          74,089           70,699          70,699
     Separate account assets                        6,502,869       6,502,869        5,508,396       5,508,396
     Supplementary contracts without life                             (18,093)                         (17,937)
        contingencies                                 (16,503)                         (18,133)
     Individual and group annuities                (4,728,930)     (4,515,059)      (4,690,708)     (4,454,792)
     Long-term debt                                  (150,000)       (166,920)        (150,000)       (171,691)
     Mortgage debt                                    (44,004)        (46,846)         (45,566)        (49,390)
     Interest rate swaps                                  952             952              248              76
     Separate account liabilities                  (6,502,869)     (6,502,869)      (5,508,396)     (5,508,396)


                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


10. COMMITMENTS AND CONTINGENCIES

Effective January 1, 2005, the Company transferred all operating leases to SBC. Total expense for all operating leases amounted to $1,735,000 during 2004.

In connection with its investments in certain limited partnerships, the Company is committed on December 31, 2006, to invest additional capital of $21.2 million over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2006 and 2005, the Company has reserved $1,465,000 and $1,721,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

11. LONG-TERM DEBT

At December 31, 2006, the Company has access to a $67.3 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (5.25% at December 31, 2006). The Company had no borrowings under this line of credit at December 31, 2006. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2006.

The Company has outstanding surplus notes of $150 million at December 2006 and 2005. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

12. MORTGAGE DEBT

The primary mortgage financing for the Company's property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that they presently occupy (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $62,800 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $36 million of other marketable securities. At December 31, 2006, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

     2007                                                        $     1,670
     2008                                                              1,785
     2009                                                              1,910
     2010                                                              2,042
     2011                                                              2,183
     Thereafter                                                       34,414
                                                             ------------------
                                                                 $    44,004
                                                             ==================

13. RELATED-PARTY TRANSACTIONS

The Company owns shares of affiliated mutual funds managed by SMC with net asset values totaling $88,565,000 and $89,515,000 at December 31, 2006 and 2005,
respectively.

On April 14, 2004, the Company transferred all the issued and outstanding shares of SBG, its wholly owned subsidiary, to SBC, the parent company, for $43,631,000. Also on April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)


13. RELATED-PARTY TRANSACTIONS (CONTINUED)

and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. During 2005, SBC prepaid $15,000,000 in principal. The principal balance at December 31, 2006, was $40,000,000.

The Company paid $55,160,000 in 2006 and $44,979,000 in 2005 to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $6,248,000 and $3,109,000 for the years ended December 31, 2006 and 2005, respectively.

The Company paid $40,000,000, $38,000,000, and $10,000,000 in dividends to SBC in 2006, 2005, and 2004, respectively.

The Company writes conversion and third-party administration contracts on behalf of se2, inc., an affiliate. Accordingly, all of the revenue is collected by the Company and passed on to se2, inc. During 2006, 2005, and 2004, the Company collected $11,649,000, $170,000, and $-0-, respectively, for se2, inc.

14. STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

14. STATUTORY FINANCIAL INFORMATION (CONTINUED)

Statutory capital and surplus of the insurance operations were $574,719,000 and $588,211,000 at December 31, 2006 and 2005, respectively. Statutory net income of the insurance operations were $38,890,000, $36,079,000, and $73,951,000 for the years ended December 31, 2006, 2005, and 2004, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
AdvanceDesigns Variable Annuity
Year ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                        Variable Annuity Account XIV -
                        AdvanceDesigns Variable Annuity

                             Financial Statements

                         Year ended December 31, 2006

                                   Contents

Report of Independent Registered Public Accounting Firm......................  1

Audited Financial Statements

Statements of Net Assets.....................................................  3
Statements of Operations.....................................................  7
Statements of Changes in Net Assets.......................................... 11
Notes to Financial Statements................................................ 18

            Report of Independent Registered Public Accounting Firm

The Contract Owners
AdvanceDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Global Health Care, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate), American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Direxion Evolution VP Managed Bond (formerly Evolution VP Managed Bond), Direxion Evolution VP All Cap Equity (formerly Evolution VP Managed Equity), Neuberger Berman AMT Socially Responsive, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT Low Duration, PIMCO VIT Real Return, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, and SBL Small Cap Value Subaccounts, which are available for investment by contract owners of the AdvanceDesigns Variable Annuity as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvanceDesigns Variable Annuity at December 31, 2006, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 9, 2007

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                            Statements of Net Assets
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                                               AIM V.I.
                                                  AIM V.I.       AIM V.I.       Mid Cap       AIM V.I.
                                    AIM V.I.       Global      International      Core         Global
                                   Basic Value   Health Care      Growth         Equity     Real Estate
                                   Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
                                   ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  11,385.0   $     567.4   $    16,211.9   $    654.6   $   6,786.8
                                   ---------------------------------------------------------------------
Total assets                          11,385.0         567.4        16,211.9        654.6       6,786.8
                                   ---------------------------------------------------------------------
Net assets                         $  11,385.0   $     567.4   $    16,211.9   $    654.6   $   6,786.8
                                   =====================================================================

Units outstanding                      772,595        45,556       1,016,213       45,177       272,507

Unit value                         $     14.74   $     12.46   $       15.95   $    14.49   $     24.91

Mutual funds, at cost              $  10,047.0   $     503.9   $    11,594.1   $    660.0   $   4,762.2
Mutual fund shares                     859,893        26,380         556,156       48,777       236,144

                                    American      American     Dreyfus IP
                                    Century        Century     Technology
                                    VP Ultra      VP Value       Growth
                                   Subaccount    Subaccount    Subaccount
                                   --------------------------------------
Assets:
   Mutual funds, at market value   $  20,512.1   $  33,174.5   $    238.5
                                   --------------------------------------
Total assets                          20,512.1      33,174.5        238.5
                                   --------------------------------------
Net assets                         $  20,512.1   $  33,174.5   $    238.5
                                   ======================================

Units outstanding                    1,861,578     2,180,020       23,895

Unit value                         $     11.02   $     15.22   $     9.98

Mutual funds, at cost              $  19,925.7   $  29,926.9   $    222.6
Mutual fund shares                   2,055,320     3,800,053       25,703

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                    Direxion      Direxion     Neuberger
                                     Dreyfus VIF    Evolution     Evolution   Berman AMT    Oppenheimer      PIMCO
                                    International   VP Managed   VP All-Cap    Socially     Main Street     VIT All
                                        Value         Bond        Equity      Responsive   Small Cap/VA      Asset
                                     Subaccount     Subaccount   Subaccount   Subaccount    Subaccount    Subaccount
                                    ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $    12,245.4  $   9,939.4   $ 21,686.8   $      3.6   $    7,725.0   $    590.6
                                    ---------------------------------------------------------------------------------
Total assets                             12,245.4      9,939.4     21,686.8          3.6        7,725.0        590.6
                                    ---------------------------------------------------------------------------------
Net assets                          $    12,245.4  $   9,939.4   $ 21,686.8   $      3.6   $    7,725.0   $    590.6
                                    =================================================================================

Units outstanding                         872,239    1,098,288    1,869,403          219        433,924       50,467

Unit value                          $       14.04  $      9.05   $    11.60   $    16.21   $      17.80   $    11.70

Mutual funds, at cost               $    10,130.7  $   9,856.1   $ 19,995.8   $      3.2   $    6,702.9   $    587.6
Mutual fund shares                        628,937      496,968      843,517          213        407,008       50,605

                                       PIMCO        PIMCO       Rydex VT
                                      VIT Low      VIT Real      Sector
                                     Duration       Return      Rotation
                                    Subaccount    Subaccount   Subaccount
                                    -------------------------------------
Assets:
   Mutual funds, at market value    $  22,078.8   $  3,633.3   $  2,905.2
                                    -------------------------------------
Total assets                           22,078.8      3,633.3      2,905.2
                                    -------------------------------------
Net assets                          $  22,078.8   $  3,633.3   $  2,905.2
                                    =====================================

Units outstanding                     2,401,085      356,743      193,612

Unit value                          $      9.19   $    10.18   $    15.00

Mutual funds, at cost               $  22,385.1   $  3,866.4   $  2,485.6
Mutual fund shares                    2,194,713      304,553      215,681

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                       SBL           SBL          SBL                       SBL
                                      Alpha      Diversified    Enhanced       SBL         Equity        SBL
                                   Opportunity      Income       Index        Equity       Income       Global
                                   Subaccount     Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                   -----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $     292.7   $  24,880.0   $ 14,976.8   $  8,604.7   $  2,372.5   $ 16,871.7
                                   -----------------------------------------------------------------------------
Total assets                             292.7      24,880.0     14,976.8      8,604.7      2,372.5     16,871.7
                                   -----------------------------------------------------------------------------
Net assets                         $     292.7   $  24,880.0   $ 14,976.8   $  8,604.7   $  2,372.5   $ 16,871.7
                                   =============================================================================

Units outstanding                       21,266     2,481,624    1,398,153      892,637      198,201    1,193,195

Unit value                         $     13.76   $     10.02   $    10.71   $     9.64   $    11.97   $    14.14

Mutual funds, at cost              $     248.9   $  23,687.0   $ 13,382.1   $  7,423.0   $  1,991.7   $ 13,718.8
Mutual fund shares                      20,969     2,071,610    1,352,919      333,129      104,376    1,529,620

                                                    SBL           SBL
                                      SBL        Large Cap   Managed Asset
                                   High Yield      Value      Allocation
                                   Subaccount   Subaccount    Subaccount
                                   ---------------------------------------
Assets:
   Mutual funds, at market value   $ 19,171.7   $ 10,025.4   $       907.0
                                   ---------------------------------------
Total assets                         19,171.7     10,025.4           907.0
                                   ---------------------------------------
Net assets                         $ 19,171.7   $ 10,025.4   $       907.0
                                   =======================================

Units outstanding                   1,548,976      824,862          77,481

Unit value                         $    12.38   $    12.15   $       11.71

Mutual funds, at cost              $ 16,932.8   $  8,970.8   $       813.5
Mutual fund shares                  1,020,313      379,749          48,893

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                           SBL         SBL          SBL                        SBL         SBL
                                         Mid Cap     Mid Cap       Money         SBL        Small Cap   Small Cap
                                         Growth       Value        Market     Select 25      Growth       Value
                                       Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                       ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value       $ 16,097.8   $ 17,670.5   $ 11,710.8   $  3,643.3   $ 15,134.5   $  1,138.2
                                       ---------------------------------------------------------------------------
Total assets                             16,097.8     17,670.5     11,710.8      3,643.3     15,134.5      1,138.2
                                       ---------------------------------------------------------------------------
Net assets                             $ 16,097.8   $ 17,670.5   $ 11,710.8   $  3,643.3   $ 15,134.5   $  1,138.2
                                       ===========================================================================

Units outstanding                       1,445,861    1,046,899    1,317,807      381,506    1,169,729       69,570

Unit value                             $    11.13   $    16.88   $     8.89   $     9.55   $    12.94   $    16.36

Mutual funds, at cost                  $ 14,669.1   $ 14,835.8   $ 11,519.8   $  3,377.0   $ 14,233.1   $    952.5
Mutual fund shares                        514,966      377,818      919,938      336,099      785,390       43,542

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                      AIM V.I.       AIM V.I.       AIM V.I.      AIM V.I.
                                        AIM V.I.       Global     International     Mid Cap        Global
                                      Basic Value   Health Care       Growth      Core Equity   Real Estate
                                       Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
                                      ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions             $      13.7   $        --   $       140.8   $       4.7   $      63.9
   Expenses:
     Mortality and expense risk fee        (144.9)         (6.8)         (163.1)         (6.7)        (71.3)
     Administrative fee                     (19.7)         (1.0)          (22.1)         (1.0)         (9.6)
                                      ----------------------------------------------------------------------
Net investment income (loss)               (150.9)         (7.8)          (44.4)         (3.0)        (17.0)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions            477.1            --              --          66.5         220.8
     Realized capital gain (loss)
       on sales of fund shares              390.2           7.3           472.5           2.2         481.6
     Change in unrealized
       appreciation/depreciation
       on investments during the
       period                               441.0          16.9         2,757.1         (12.7)      1,334.0
                                      ----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments             1,308.3          24.2         3,229.6          56.0       2,036.4
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations   $   1,157.4   $      16.4   $     3,185.2   $      53.0   $   2,019.4
                                      ======================================================================

                                        American      American     Dreyfus IP
                                       Century VP    Century VP    Technology
                                         Ultra         Value         Growth
                                       Subaccount    Subaccount    Subaccount
                                      ----------------------------------------
Net investment income (loss):
   Dividend distributions             $        --   $     242.9   $        --
   Expenses:
     Mortality and expense risk fee        (212.9)       (303.6)         (2.4)
     Administrative fee                     (28.9)        (41.2)         (0.3)
                                      ----------------------------------------
Net investment income (loss)               (241.8)       (101.9)         (2.7)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               --       1,722.7            --
     Realized capital gain (loss)
       on sales of fund shares               15.8          61.4          (0.4)
     Change in unrealized
       appreciation/depreciation
       on investments during the
       period                              (487.4)      2,747.5           7.0
                                      ----------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (471.6)      4,531.6           6.6
                                      ----------------------------------------
Net increase (decrease) in net
   assets resulting from operations   $    (713.4)  $   4,429.7   $       3.9
                                      ========================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                         Direxion     Direxion    Neuberger
                                         Dreyfus VIF    Evolution     Evolution   Berman AMT     Oppenheimer
                                        International   VP Managed   VP All-Cap    Socially      Main Street
                                            Value          Bond        Equity     Responsive    Small Cap /VA
                                         Subaccount     Subaccount   Subaccount   Subaccount*     Subaccount
                                        ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $       131.4   $     23.2   $      3.5   $        --   $         1.4
   Expenses:
     Mortality and expense risk fee            (130.9)       (82.1)      (177.0)           --           (80.7)
     Administrative fee                         (17.8)       (10.8)       (23.1)           --           (11.0)
                                        ----------------------------------------------------------------------
Net investment income (loss)                    (17.3)       (69.7)      (196.6)           --           (90.3)

Net realized and unrealized
   capital gain (loss) on
   investments:
     Capital gains distributions                823.8           --        286.4            --           178.3
     Realized capital gain
       (loss) on sales of fund
       shares                                   177.5         (0.7)       157.4           1.4           197.0
     Change in unrealized
       appreciation/depreciation
       on investments during the
       period                                 1,050.1        181.5      1,201.8           0.4           471.0
                                        ----------------------------------------------------------------------
Net realized and unrealized
   capital gain (loss) on
   investments                                2,051.4        180.8      1,645.6           1.8           846.3
                                        ----------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations     $     2,034.1   $    111.1   $  1,449.0   $       1.8   $       756.0
                                        ======================================================================

                                           PIMCO        PIMCO        PIMCO      Rydex VT
                                          VIT All      VIT Low     VIT Real      Sector
                                           Asset      Duration      Return      Rotation
                                        Subaccount   Subaccount   Subaccount   Subaccount
                                        --------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     32.8   $    927.6   $    147.7   $       --
   Expenses:
     Mortality and expense risk fee           (7.8)      (265.0)       (41.6)       (31.6)
     Administrative fee                       (1.1)       (35.9)        (5.8)        (4.3)
                                        --------------------------------------------------
Net investment income (loss)                  23.9        626.7        100.3        (35.9)

Net realized and unrealized capital
   gain (loss) on
   investments:
     Capital gains distributions               1.6           --         96.1        136.4
     Realized capital gain (loss)
       on sales of fund shares                 6.8        (77.2)       (13.4)        44.8
     Change in unrealized
       appreciation/depreciation
       on investments during the
       period                                 (0.6)         6.2       (197.6)        87.4
                                        --------------------------------------------------
Net realized and unrealized
   capital gain (loss) on
   investments                                 7.8        (71.0)      (114.9)       268.6
                                        --------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations     $     31.7   $    555.7   $    (14.6)  $    232.7
                                        ==================================================

*     For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                          SBL           SBL           SBL                      SBL
                                         Alpha      Diversified    Enhanced        SBL        Equity
                                      Opportunity      Income        Index       Equity       Income
                                       Subaccount    Subaccount   Subaccount   Subaccount   Subaccount
                                      -----------------------------------------------------------------
Net investment income (loss):
   Dividend distributions             $        --   $        --   $       --   $       --   $       --
   Expenses:
     Mortality and expense risk fee          (3.0)       (279.0)       (88.7)       (73.6)       (49.0)
     Administrative fee                      (0.4)        (37.9)       (12.1)       (10.0)        (6.7)
                                      -----------------------------------------------------------------
Net investment income (loss)                 (3.4)       (316.9)      (100.8)       (83.6)       (55.7)

Net realized and unrealized
   capital gain (loss) on
   investments:
     Capital gains distributions               --            --           --           --           --
     Realized capital gain (loss)
       on sales of fund shares                3.2          76.4         77.4         36.8        462.7
     Change in unrealized
       appreciation/depreciation
       on investments during the
       period                                28.0         859.4      1,563.3        834.4         53.9
                                      -----------------------------------------------------------------
Net realized and unrealized
   capital gain (loss) on
   investments                               31.2         935.8      1,640.7        871.2        516.6
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations   $      27.8   $     618.9   $  1,539.9   $    787.6   $    460.9
                                      =================================================================

                                                                    SBL
                                         SBL           SBL       Large Cap
                                        Global     High Yield      Value
                                      Subaccount   Subaccount   Subaccount
                                      -------------------------------------
Net investment income (loss):
   Dividend distributions             $       --   $       --   $       --
   Expenses:
     Mortality and expense risk fee       (133.4)      (203.2)       (54.7)
     Administrative fee                    (18.0)       (27.4)        (7.4)
                                      -------------------------------------
Net investment income (loss)              (151.4)      (230.6)       (62.1)

Net realized and unrealized
   capital gain (loss) on
   investments:
     Capital gains distributions              --           --           --
     Realized capital gain (loss)
       on sales of fund shares             151.9        353.1         12.5
     Change in unrealized
       appreciation/depreciation
       on investments during the
       period                            1,920.9      1,438.2        960.4
                                      -------------------------------------
Net realized and unrealized
   capital gain (loss) on
   investments                           2,072.8      1,791.3        972.9
                                      -------------------------------------
Net increase (decrease) in net
   assets resulting from operations   $  1,921.4   $  1,560.7   $    910.8
                                      =====================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                              SBL
                                            Managed       SBL          SBL          SBL                       SBL           SBL
                                             Asset      Mid Cap      Mid Cap       Money         SBL       Small Cap     Small Cap
                                          Allocation     Growth       Value        Market     Select 25      Growth        Value
                                          Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                                          ------------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $       --   $       --   $       --   $       --   $       --   $       --   $        --
   Expenses:
     Mortality and expense risk fee            (10.0)      (149.5)      (150.9)      (150.7)       (29.1)      (103.5)        (12.6)
     Administrative fee                         (1.3)       (20.3)       (20.3)       (20.5)        (4.0)       (14.0)         (1.7)
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                   (11.3)      (169.8)      (171.2)      (171.2)       (33.1)      (117.5)        (14.3)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --           --           --           --           --           --            --
     Realized capital gain (loss) on
       sales of fund shares                     29.9        147.8        272.1        429.6        206.6        213.0          68.7
     Change in unrealized
       appreciation/depreciation
       on investments during the period         63.7        408.4      1,402.9        112.1        258.7        488.9          64.7
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   93.6        556.2      1,675.0        541.7        465.3        701.9         133.4
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations       $     82.3   $    386.4   $  1,503.8   $    370.5   $    432.2   $    584.4   $     119.1
                                          ==========================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                AIM V.I.              AIM V.I.              AIM V.I.
                                               Basic Value       Global Health Care   International Growth
                                               Subaccount            Subaccount            Subaccount
                                            2006        2005       2006       2005      2006        2005
                                         -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $  (150.9)  $  (116.6)  $  (7.8)   $  (5.0)  $   (44.4)  $   (45.1)
     Capital gains distributions             477.1       129.2        --         --          --          --
     Realized capital gain (loss) on
       sales of fund shares                  390.2        24.4       7.3        3.5       472.5       156.2
     Change in unrealized
       appreciation/depreciation on
       investments during the period         441.0       405.6      16.9       30.7     2,757.1     1,194.0
                                         -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                1,157.4       442.6      16.4       29.2     3,185.2     1,305.1

   From contractholder transactions:
     Variable annuity deposits               791.0     1,075.2      77.5      168.8     1,628.8     1,110.0
     Contractholder maintenance
       charges                              (123.0)      (73.0)     (6.5)      (4.5)     (139.3)      (63.9)
     Terminations and withdrawals         (1,094.5)     (710.8)    (47.4)     (22.4)   (1,282.3)     (778.0)
     Transfers between subaccounts,
       net                                (1,296.9)    4,704.0      34.4       43.4     2,032.4     3,546.8
                                         -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                         (1,723.4)    4,995.4      58.0      185.3     2,239.6     3,814.9
                                         -------------------------------------------------------------------
Net increase (decrease) in net assets       (566.0)    5,438.0      74.4      214.5     5,424.8     5,120.0
Net assets at beginning of period         11,951.0     6,513.0     493.0      278.5    10,787.1     5,667.1
                                         -------------------------------------------------------------------
Net assets at end of period              $11,385.0   $11,951.0   $ 567.4    $ 493.0   $16,211.9   $10,787.1
                                         ===================================================================

                                              AIM V.I.             AIM V.I.
                                              Mid Cap               Global
                                            Core Equity          Real Estate
                                             Subaccount           Subaccount
                                           2006      2005      2006       2005
                                         ----------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $  (3.0)  $  (2.9)  $  (17.0)  $    0.8
     Capital gains distributions            66.5      11.7      220.8      121.9
     Realized capital gain (loss) on
       sales of fund shares                  2.2      12.4      481.6       97.6
     Change in unrealized
       appreciation/depreciation on
       investments during the period       (12.7)     (3.9)   1,334.0      249.2
                                         ----------------------------------------
   Net increase (decrease) in net
     assets from operations                 53.0      17.3    2,019.4      469.5

   From contractholder transactions:
     Variable annuity deposits             210.0     170.1      537.8      712.9
     Contractholder maintenance
       charges                              (6.8)     (2.9)     (58.2)     (27.8)
     Terminations and withdrawals          (28.4)   (236.1)    (446.0)    (280.3)
     Transfers between subaccounts,
       net                                  (0.4)    311.3     (114.1)   1,274.4
                                         ----------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                          174.4     242.4      (80.5)   1,679.2
                                         ----------------------------------------
Net increase (decrease) in net assets      227.4     259.7    1,938.9    2,148.7
Net assets at beginning of period          427.2     167.5    4,847.9    2,699.2
                                         ----------------------------------------
Net assets at end of period              $ 654.6   $ 427.2   $6,786.8   $4,847.9
                                         ========================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                 American Century         American Century           Dreyfus IP
                                                                     VP Ultra                 VP Value           Technology Growth
                                                                    Subaccount               Subaccount              Subaccount
                                                                2006         2005         2006         2005        2006      2005
                                                             ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                            $   (241.8)  $   (156.0)  $   (101.9)  $    (99.7)  $  (2.7)  $  (0.8)
     Capital gains distributions                                     --           --      1,722.7      1,054.4        --        --
     Realized capital gain (loss) on sales of fund shares          15.8         68.5         61.4         10.2      (0.4)      0.1
     Change in unrealized appreciation/depreciation on
       investments during the period                             (487.4)       271.8      2,747.5       (417.3)      7.0       8.9
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in net assets from operations         (713.4)       184.3      4,429.7        547.6       3.9       8.2

   From contractholder transactions:
     Variable annuity deposits                                  4,879.5      3,458.2      5,226.4      3,315.8     107.9     139.9
     Contractholder maintenance charges                          (161.4)       (87.5)      (244.7)      (101.8)     (2.7)     (0.7)
     Terminations and withdrawals                              (1,297.5)      (940.9)    (2,223.7)      (899.6)    (17.2)     (2.4)
     Transfers between subaccounts, net                         2,412.9      3,318.5      8,185.6      5,396.0      (0.2)     (1.2)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                                5,833.5      5,748.3     10,943.6      7,710.4      87.8     135.6
                                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets                           5,120.1      5,932.6     15,373.3      8,258.0      91.7     143.8
Net assets at beginning of period                              15,392.0      9,459.4     17,801.2      9,543.2     146.8       3.0
                                                             ----------------------------------------------------------------------
Net assets at end of period                                  $ 20,512.1   $ 15,392.0   $ 33,174.5   $ 17,801.2   $ 238.5   $ 146.8
                                                             ======================================================================

                                                                                             Direxion
                                                                                            Evolution
                                                                   Dreyfus VIF              VP Managed
                                                              International Value              Bond
                                                                   Subaccount               Subaccount
                                                                2006         2005        2006       2005
                                                             -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                            $    (17.3)  $   (88.2)  $   (69.7)  $    16.9
     Capital gains distributions                                  823.8        76.1          --         5.0
     Realized capital gain (loss) on sales of fund shares         177.5        53.4        (0.7)       (0.1)
     Change in unrealized appreciation/depreciation on
       investments during the period                            1,050.1       712.6       181.5      (118.4)
                                                             -----------------------------------------------
   Net increase (decrease) in net assets from operations        2,034.1       753.9       111.1       (96.6)

   From contractholder transactions:
     Variable annuity deposits                                    831.4       869.9       675.3        50.1
     Contractholder maintenance charges                          (108.5)      (53.2)      (73.8)      (15.0)
     Terminations and withdrawals                              (1,031.4)     (572.4)     (506.7)     (155.7)
     Transfers between subaccounts, net                         1,476.7     3,073.7     6,421.0     2,776.3
                                                             -----------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                                1,168.2     3,318.0     6,515.8     2,655.7
                                                             -----------------------------------------------
Net increase (decrease) in net assets                           3,202.3     4,071.9     6,626.9     2,559.1
Net assets at beginning of period                               9,043.1     4,971.2     3,312.5       753.4
                                                             -----------------------------------------------
Net assets at end of period                                  $ 12,245.4   $ 9,043.1   $ 9,939.4   $ 3,312.5
                                                             ===============================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                  Direxion        Neuberger
                                                 Evolution        Berman AMT       Oppenheimer
                                                 VP All-Cap        Socially        Main Street
                                                   Equity         Responsive      Small Cap/VA
                                                 Subaccount       Subaccount       Subaccount
                                             2006        2005        2006*       2006       2005
                                           --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $  (196.6)  $  (39.7)  $       --   $  (90.3)  $  (55.5)
     Capital gains distributions               286.4         --           --      178.3       95.8
     Realized capital gain (loss)
       on sales of fund shares                 157.4       11.2          1.4      197.0      208.5
     Change in unrealized
       appreciation/depreciation
       on investments during the period      1,201.8      438.0          0.4      471.0      124.1
                                           --------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  1,449.0      409.5          1.8      756.0      372.9

   From contractholder transactions:
     Variable annuity deposits               1,532.3      139.8           --      507.6      712.7
     Contractholder maintenance
       charges                                (197.4)     (27.0)          --      (67.9)     (32.9)
     Terminations and withdrawals           (1,438.2)    (252.7)          --     (621.0)    (314.7)
     Transfers between subaccounts, net     13,802.1    5,225.3          1.8    2,018.1      373.6
                                           --------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                           13,698.8    5,085.4          1.8    1,836.8      738.7
                                           --------------------------------------------------------
Net increase (decrease) in net
   assets                                   15,147.8    5,494.9          3.6    2,592.8    1,111.6
Net assets at beginning of period            6,539.0    1,044.1           --    5,132.2    4,020.6
                                           --------------------------------------------------------
Net assets at end of period                $21,686.8   $6,539.0   $      3.6   $7,725.0   $5,132.2
                                           ========================================================

                                                PIMCO VIT             PIMCO VIT
                                                All Asset           Low Duration
                                               Subaccount            Subaccount
                                             2006       2005      2006        2005
                                           -------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   23.9   $   7.8   $   626.7   $   219.8
     Capital gains distributions                1.6       1.0          --        52.4
     Realized capital gain (loss)
       on sales of fund shares                  6.8      13.4       (77.2)       (5.7)
     Change in unrealized
       appreciation/depreciation
       on investments during the period        (0.6)     (5.7)        6.2      (303.9)
                                           -------------------------------------------
   Net increase (decrease) in net
     assets from operations                    31.7      16.5       555.7       (37.4)

   From contractholder transactions:
     Variable annuity deposits              1,062.8      73.0       940.4     1,237.7
     Contractholder maintenance
       charges                                 (6.2)     (3.2)     (241.0)     (135.7)
     Terminations and withdrawals             (40.1)   (359.3)   (2,429.4)   (1,227.4)
     Transfers between subaccounts, net      (771.5)    435.4     3,147.3     9,619.1
                                           -------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                             245.0     145.9     1,417.3     9,493.7
                                           -------------------------------------------
Net increase (decrease) in net
   assets                                     276.7     162.4     1,973.0     9,456.3
Net assets at beginning of period             313.9     151.5    20,105.8    10,649.5
                                           -------------------------------------------
Net assets at end of period                $  590.6   $ 313.9   $22,078.8   $20,105.8
                                           ===========================================

*     For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                 PIMCO VIT                Rydex VT                SBL
                                                Real Return           Sector Rotation      Alpha Opportunity
                                                Subaccount               Subaccount            Subaccount
                                              2006        2005        2006        2005       2006      2005
                                           ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   100.3   $    39.1   $   (35.9)  $   (23.3)  $  (3.4)  $  (2.7)
     Capital gains distributions                96.1        34.3       136.4          --        --        --
     Realized capital gain (loss) on
       sales of fund shares                    (13.4)       28.3        44.8        14.9       3.2      (0.2)
     Change in unrealized appreciation/
       depreciation on investments
       during the period                      (197.6)      (68.8)       87.4       221.3      28.0      13.1
                                           ------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                           (14.6)       32.9       232.7       212.9      27.8      10.2

   From contractholder transactions:
     Variable annuity deposits                 476.3       901.8       598.9       401.5      24.8      19.5
     Contractholder maintenance charges        (29.3)      (22.8)      (27.3)      (17.2)     (1.8)     (1.6)
     Terminations and withdrawals             (200.2)     (141.4)      (92.3)      (62.9)     (5.9)     (6.7)
     Transfers between subaccounts, net        169.2       289.7       128.1        38.8      27.9       9.3
                                           ------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          416.0     1,027.3       607.4       360.2      45.0      20.5
                                           ------------------------------------------------------------------
Net increase (decrease) in net assets          401.4     1,060.2       840.1       573.1      72.8      30.7
Net assets at beginning of period            3,231.9     2,171.7     2,065.1     1,492.0     219.9     189.2
                                           ------------------------------------------------------------------
Net assets at end of period                $ 3,633.3   $ 3,231.9   $ 2,905.2   $ 2,065.1   $ 292.7   $ 219.9
                                           ==================================================================

                                                     SBL                      SBL
                                              Diversified Income         Enhanced Index
                                                 Subaccount               Subaccount
                                              2006         2005          2006       2005
                                           -------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   (316.9)  $   (226.9)  $   (100.8)  $    (9.6)
     Capital gains distributions                   --           --           --          --
     Realized capital gain (loss) on
       sales of fund shares                      76.4         55.7         77.4        92.3
     Change in unrealized appreciation/
       depreciation on investments
       during the period                        859.4        234.6      1,563.3       (36.3)
                                           -------------------------------------------------
   Net increase (decrease) in net assets
     from operations                            618.9         63.4      1,539.9        46.4

   From contractholder transactions:
     Variable annuity deposits                1,722.2      4,266.3        556.6        43.7
     Contractholder maintenance charges        (241.2)      (133.2)       (76.2)       (6.3)
     Terminations and withdrawals            (2,533.2)    (1,342.2)      (896.8)     (261.6)
     Transfers between subaccounts, net       5,464.4      3,118.4     13,280.8      (420.5)
                                           -------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         4,412.2      5,909.3     12,864.4      (644.7)
                                           -------------------------------------------------
Net increase (decrease) in net assets         5,031.1      5,972.7     14,404.3      (598.3)
Net assets at beginning of period            19,848.9     13,876.2        572.5     1,170.8
                                           -------------------------------------------------
Net assets at end of period                $ 24,880.0   $ 19,848.9   $ 14,976.8   $   572.5
                                           =================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                    SBL                     SBL                     SBL
                                                  Equity               Equity Income               Global
                                                 Subaccount              Subaccount              Subaccount
                                              2006       2005        2006        2005         2006        2005
                                           -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   (83.6)  $   (43.5)  $   (55.7)  $   (51.6)  $   (151.4)  $   (74.9)
     Capital gains distributions                  --          --          --          --           --          --
     Realized capital gain (loss) on
       sales of fund shares                     36.8        61.8       462.7        36.2        151.9       203.9
     Change in unrealized appreciation/
       depreciation on investments
       during the period                       834.4       105.5        53.9       119.6      1,920.9       576.3
                                           -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                           787.6       123.8       460.9       104.2      1,921.4       705.3

   From contractholder transactions:
     Variable annuity deposits               3,070.2     1,724.3     1,170.0     2,207.3      6,562.0     2,890.9
     Contractholder maintenance charges        (46.3)      (19.2)      (32.5)      (27.2)       (84.5)      (34.2)
     Terminations and withdrawals             (308.8)     (133.6)     (226.3)     (186.6)      (512.4)     (481.3)
     Transfers between subaccounts, net        682.3      (109.3)   (4,177.2)      190.0      1,881.6      (563.5)
                                           -----------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions        3,397.4     1,462.2    (3,266.0)    2,183.5      7,846.7     1,811.9
                                           -----------------------------------------------------------------------
Net increase (decrease) in net assets        4,185.0     1,586.0    (2,805.1)    2,287.7      9,768.1     2,517.2
Net assets at beginning of period            4,419.7     2,833.7     5,177.6     2,889.9      7,103.6     4,586.4
                                           -----------------------------------------------------------------------
Net assets at end of period                $ 8,604.7   $ 4,419.7   $ 2,372.5   $ 5,177.6   $ 16,871.7   $ 7,103.6
                                           =======================================================================

                                                     SBL                     SBL
                                                 High Yield            Large Cap Value
                                                 Subaccount               Subaccount
                                              2006         2005        2006        2005
                                           -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   (230.6)  $   (140.1)  $    (62.1)  $  (8.8)
     Capital gains distributions                   --           --           --        --
     Realized capital gain (loss) on
       sales of fund shares                     353.1        252.7         12.5      23.8
     Change in unrealized appreciation/
       depreciation on investments
       during the period                      1,438.2        246.7        960.4      44.7
                                           -----------------------------------------------
   Net increase (decrease) in net assets
     from operations                          1,560.7        359.3        910.8      59.7

   From contractholder transactions:
     Variable annuity deposits                4,830.3      4,073.7      2,754.3     102.1
     Contractholder maintenance charges        (145.4)       (76.5)       (35.7)     (4.9)
     Terminations and withdrawals            (1,271.7)    (1,107.1)      (229.5)   (172.2)
     Transfers between subaccounts, net        (560.7)     3,754.0      5,921.1      97.2
                                           -----------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         2,852.5      6,644.1      8,410.2      22.2
                                           -----------------------------------------------
Net increase (decrease) in net assets         4,413.2      7,003.4      9,321.0      81.9
Net assets at beginning of period            14,758.5      7,755.1        704.4     622.5
                                           -----------------------------------------------
Net assets at end of period                $ 19,171.7   $ 14,758.5   $ 10,025.4   $ 704.4
                                           ===============================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                              SBL Managed              SBL                     SBL
                                           Asset Allocation      Mid Cap Growth           Mid Cap Value
                                              Subaccount           Subaccount              Subaccount
                                            2006      2005       2006       2005         2006         2005
                                          -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $ (11.3)  $  (6.0)  $  (169.8)  $   (76.2)  $   (171.2)  $   (83.1)
     Capital gains distributions               --        --          --          --           --          --
     Realized capital gain (loss) on
       sales of fund shares                  29.9      17.5       147.8        45.7        272.1       352.1
     Change in unrealized
       appreciation/depreciation on
       investments during the period         63.7       2.3       408.4       581.4      1,402.9       775.6
                                          -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  82.3      13.8       386.4       550.9      1,503.8     1,044.6

   From contractholder transactions:
     Variable annuity deposits              579.3     409.0     7,257.8     3,047.6      6,321.7     3,118.6
     Contractholder maintenance charges      (7.8)     (4.1)      (96.5)      (36.0)      (102.3)      (41.7)
     Terminations and withdrawals           (75.7)     (9.5)     (605.8)     (212.0)      (614.8)     (288.8)
     Transfers between subaccounts, net    (147.0)   (311.0)     (134.0)    2,286.2      2,183.1       254.5
                                          -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                           348.8      84.4     6,421.5     5,085.8      7,787.7     3,042.6
                                          -------------------------------------------------------------------
Net increase (decrease) in net assets       431.1      98.2     6,807.9     5,636.7      9,291.5     4,087.2
Net assets at beginning of period           475.9     377.7     9,289.9     3,653.2      8,379.0     4,291.8
                                          -------------------------------------------------------------------
Net assets at end of period               $ 907.0   $ 475.9   $16,097.8   $ 9,289.9   $ 17,670.5   $ 8,379.0
                                          ===================================================================

                                                     SBL                    SBL
                                                Money Market             Select 25
                                                 Subaccount              Subaccount
                                             2006          2005        2006       2005
                                          ----------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $   (171.2)   $   (120.8)  $   (33.1)  $ (0.7)
     Capital gains distributions                  --            --          --       --
     Realized capital gain (loss) on
       sales of fund shares                    429.6         178.8       206.6      1.3
     Change in unrealized
       appreciation/depreciation on
       investments during the period           112.1          69.2       258.7      4.1
                                          ----------------------------------------------
   Net increase (decrease) in net
     assets from operations                    370.5         127.2       432.2      4.7

   From contractholder transactions:
     Variable annuity deposits              49,061.2      55,867.2       438.6     25.4
     Contractholder maintenance charges       (113.7)       (106.1)      (25.0)    (0.5)
     Terminations and withdrawals           (2,574.2)     (2,477.5)     (217.2)    (0.1)
     Transfers between subaccounts, net    (47,746.0)    (46,595.7)    2,946.2    (11.3)
                                          ----------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                           (1,372.7)      6,687.9     3,142.6     13.5
                                          ----------------------------------------------
Net increase (decrease) in net assets       (1,002.2)      6,815.1     3,574.8     18.2
Net assets at beginning of period           12,713.0       5,897.9        68.5     50.3
                                          ----------------------------------------------
Net assets at end of period               $ 11,710.8    $ 12,713.0   $ 3,643.3   $ 68.5
                                          ==============================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                  SBL                   SBL
                                            Small Cap Growth       Small Cap Value
                                               Subaccount             Subaccount
                                            2006        2005       2006       2005
                                         ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)         $  (117.5)  $   (38.1)  $  (14.3)  $    (7.9)
    Capital gains distributions                 --          --         --          --
    Realized capital gain (loss) on
      sales of fund shares                   213.0        78.0       68.7        29.3
    Change in unrealized appreciation/
      depreciation on investments
      during the period                      488.9       181.9       64.7        52.9
                                         ---------------------------------------------
  Net increase (decrease) in net
    assets from operations                   584.4       221.8      119.1        74.3
  From contractholder transactions:
    Variable annuity deposits              4,205.8       753.7      368.1       304.3
    Contractholder maintenance charges       (72.6)      (22.6)     (10.7)       (5.5)
    Terminations and withdrawals            (426.5)     (458.5)     (51.2)      (23.9)
    Transfers between subaccounts, net     6,759.7     1,546.4      (55.1)      (56.4)
                                         ---------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                          10,466.4     1,819.0      251.1       218.5
                                         ---------------------------------------------
Net increase (decrease) in net assets     11,050.8     2,040.8      370.2       292.8
Net assets at beginning of period          4,083.7     2,042.9      768.0       475.2
                                         ---------------------------------------------
Net assets at end of period              $15,134.5   $ 4,083.7   $1,138.2   $   768.0
                                         =============================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2006

1. Organization and Significant Accounting Policies

Organization

AdvanceDesigns Variable Annuity (AdvanceDesigns) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvanceDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

             Subaccount                                         Mutual Fund
-----------------------------------------------------------------------------------------------------
                                          AIM Growth Series:
AIM V.I. Basic Value                        AIM V.I. Basic Value Fund (Class A)
AIM V.I. Global Health Care                 AIM V.I. Global Health Care Fund
AIM V.I. International Growth               AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity                AIM V.I. Mid Cap Core Equity (Class A)
AIM V.I. Global Real Estate*                AIM V.I. Real Estate Fund (Series II)
                                          American Century Investment Management, Inc.:
American Century VP Ultra                   American Century VP Ultra (Advisor Class)
American Century VP Value                   American Century VP Value (Advisor Class)
                                          Dreyfus Corporation:
Dreyfus IP Technology Growth                Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value             Dreyfus VIF International Value Portfolio (Service Class)
                                          Rafferty Asset Management LLC:
Direxion Evolution VP Managed Bond **       Evolution Managed Bond Fund
Direxion Evolution VP All-Cap Equity **     Evolution Managed Equity Fund

*     Prior to July 1, 2006, this was AIM V.I. Real Estate Subaccount.

** Prior to April 28, 2006, these were Evolution VP Managed Bond and Evolution VP Managed Equity Subaccounts, respectively.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

              Subaccount                                   Mutual Fund
------------------------------------------------------------------------------------------
                                           Neuberger Berman:
Neuberger Berman AMT Socially Responsive     Neuberger Berman AMT Socially Responsive Fund
                                           Oppenheimer Funds, Inc.:
Oppenheimer Main Street Small Cap /VA        Oppenheimer Main Street Small Cap Fund
                                           Pacific Investment Management Company, Inc.:
PIMCO VIT All Asset                          PIMCO VIT All Asset Fund
PIMCO VIT Low Duration                       PIMCO VIT Low Duration Fund
PIMCO VIT Real Return                        PIMCO VIT Real Return Fund
                                           Rydex Global Advisors, Inc.:
Rydex VT Sector Rotation                     Rydex VT Sector Rotation Fund
                                           SBL Fund:
SBL Alpha Opportunity                        Series Z (Alpha Opportunity Series)
SBL Diversified Income                       Series E (Diversified Income Series)
SBL Enhanced Index                           Series H (Enhanced Index Series)
SBL Equity                                   Series A (Equity Series)
SBL Equity Income                            Series O (Equity Income Series)
SBL Global                                   Series D (Global Series)
SBL High Yield                               Series P (High Yield Series)
SBL Large Cap Value                          Series B (Large Cap Value Series)
SBL Managed Asset Allocation                 Series N (Managed Asset Allocation Series)
SBL Mid Cap Growth                           Series J (Mid Cap Growth Series)
SBL Mid Cap Value                            Series V (Mid Cap Value Series)
SBL Money Market                             Series C (Money Market Series)
SBL Select 25                                Series Y (Select 25 Series)
SBL Small Cap Growth                         Series X (Small Cap Growth Series)
SBL Small Cap Value                          Series Q (Small Cap Value Series)

During 2006, the SBL Large Cap Growth Series, the SBL Social Awareness Series, and the SBL Main Street Growth & Income Series merged into the SBL Select 25 Series, the Neuberger Berman AMT Socially Responsive, and the SBL Enhanced Index Series, respectively.

Pursuant to the plan of reorganization approved by the SBL Large Cap Growth Series shareholders, the SBL Select 25 Series acquired all the net assets of the SBL Large Cap Growth Series, which totaled $12,393,991 on the closing date of the reorganization, June 16, 2006. A total of 1,906,839 shares were exchanged from the SBL Large Cap Growth Series. In exchange for the assets of the SBL Large Cap Growth Series, 1,238,161 shares of the SBL Select 25 Series were issued to shareholders of record immediately after the closing date.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Pursuant to the plan of reorganization approved by the SBL Social Awareness Series shareholders, the Neuberger Berman AMT Socially Responsive acquired all the net assets of the SBL Social Awareness Series, which totaled $12,999 on the closing date of the reorganization, June 16, 2006. A total of 542 shares were exchanged from the SBL Social Awareness Series. In exchange for the assets of the SBL Social Awareness Series, 882 shares of the Neuberger Berman AMT Socially Responsive were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Main Street Growth & Income Series shareholders, the SBL Enhanced Index Series acquired all the net assets of the SBL Main Street Growth & Income Series, which totaled $1,226,423 on the closing date of the reorganization, June 16, 2006. A total of 130,198 shares were exchanged from the SBL Main Street Growth & Income Series. In exchange for the assets of the SBL Main Street Growth & Income Series, 127,090 shares of the SBL Enhanced Index Series were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC
(SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly owned subsidiary of Security Benefit Corporation.

AIM Advisors, Inc. serves as investment advisor of AIM V.I. Basic Value Fund, AIM V.I. Global Health Care, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, and AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor of American Century VP Ultra Fund and American Century VP Value Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus IP Technology Growth Portfolio (Service Class) and Dreyfus VIF International Value Portfolio (Service Class). Rafferty Asset Management LLC serves as investment advisor of Direxion Evolution VP Managed Bond Fund and Direxion Evolution VP All-Cap Equity Fund. Neuberger Berman Management Inc., serves as investment advisor to Neuberger Berman AMT Socially Responsive Fund. OppenheimerFunds, Inc. serves as investment advisor of Oppenheimer Main Street Small Cap/VA Fund. Pacific Investment Management Company LLC serves as investment advisor of PIMCO VIT All Asset Fund, PIMCO VIT Low Duration Fund and PIMCO VIT Real Return Fund. Rydex Investments serves as investment advisor for Rydex VT Sector Rotation Fund. Security Management Company, LLC. (SMC) serves as investment advisor of the

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Diversified Income Series, Equity Series, High Yield Series, Large Cap Value Series, Mid Cap Growth Series, Mid Cap Value Series, Money Market Series, and Select 25 Series.

AIM Advisors, Inc. has engaged INVESCO Institutional (N.A.), Inc. to provide subadvisory services for AIM V.I. Global Real Estate Fund. Rafferty Asset Management LLC has engaged Flexible Plan Investments, Ltd., to provide subadvisory services for Direxion Evolution VP Managed Bond Fund and Direxion Evolution VP All-Cap Equity Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC, to provide subadvisory services for Neuberger Berman AMT Socially Responsive Fund. SMC has engaged Mainstream Investment Advisers LLC, to provide subadvisory services for Alpha Opportunity Series; Northern Trust
Investments, N.A., to provide subadvisory services for the Enhanced Index Series; T. Rowe Price Associates, Inc. to provide subadvisory services for the Equity Income Series and the Managed Asset Allocation Series; OppenheimerFunds, Inc. to provide subadvisory services for Global Series; RS Investment Management, L.P. to provide subadvisory services for the Small Cap Growth Series; and Wells Capital Management, Inc. to provide subadvisory services for the Small Cap Value Series.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, except for those individual subaccounts operating for portions of the year as disclosed in the financials statements, follows:

                                                           Cost of     Proceeds
         Subaccount                                       Purchases   from Sales
--------------------------------------------------------------------------------
                                                              (In Thousands)

AIM V.I. Basic Value                                     $  3,503.5   $  4,900.7
AIM V.I. Global Health Care                                   159.0        108.8
AIM V.I. International Growth                               4,382.8      2,187.6
AIM V.I. Mid Cap Core Equity                                  313.0         75.1
AIM V.I. Global Real Estate                                 2,252.1      2,128.8

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                           Cost of     Proceeds
               Subaccount                                 Purchases   from Sales
--------------------------------------------------------------------------------
                                                              (In Thousands)

American Century VP Ultra                                $  8,683.4   $  3,091.7
American Century VP Value                                  14,575.2      2,010.8
Dreyfus IP Technology Growth                                  125.4         40.3
Dreyfus VIF International Value                             3,630.0      1,655.3
Direxion Evolution VP Managed Bond                          7,217.9        771.8
Direxion Evolution VP All-Cap Equity                       15,807.6      2,019.0
Neuberger Berman AMT Socially Responsive                       22.2         20.4
Oppenheimer Main Street Small Cap /VA                       4,044.7      2,119.9
PIMCO VIT All Asset                                         1,444.0      1,173.5
PIMCO VIT Low Duration                                      6,018.7      3,974.7
PIMCO VIT Real Return                                       1,226.7        614.3
Rydex VT Sector Rotation                                    1,126.4        418.5
SBL Alpha Opportunity                                          63.7         22.1
SBL Diversified Income                                     10,438.8      6,343.5
SBL Enhanced Index                                         14,912.0      2,148.4
SBL Equity                                                  3,703.7        389.9
SBL Equity Income                                           1,955.8      5,277.5
SBL Global                                                  8,648.2        952.9
SBL High Yield                                              7,457.0      4,835.1
SBL Large Cap Value                                         8,482.8        134.7
SBL Managed Asset Allocation                                1,098.3        760.8
SBL Mid Cap Growth                                          8,087.0      1,835.3
SBL Mid Cap Value                                           9,279.0      1,662.5
SBL Money Market                                           39,730.4     41,274.3
SBL Select 25                                              13,531.1     10,421.6
SBL Small Cap Growth                                       13,121.0      2,772.1
SBL Small Cap Value                                           657.4        420.6

Annuity Reserves

As of December 31, 2006, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 1.20% to 1.45% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2006 and 2005, except for those individual subaccounts operating for portions of the year as disclosed in the financial statements, follow:

                                                          2006                                  2005
                                           -----------------------------------   ----------------------------------
                                                                       Net                                  Net
                                             Units       Units      Increase       Units       Units     Increase
               Subaccount                   Issued     Redeemed    (Decrease)     Issued     Redeemed   (Decrease)
------------------------------------------------------------------------------   ----------------------------------
AIM V.I. Basic Value                         358,987   (463,424)     (104,437)     539,652   (145,057)     394,595
AIM V.I. Global Health Care                   15,852    (10,175)        5,677       22,970     (6,417)      16,553
AIM V.I. International Growth                489,916   (301,698)      188,218      605,700   (267,871)     337,829
AIM V.I. Mid Cap Core Equity                  44,720    (30,872)       13,848       92,951    (74,246)      18,705
AIM V.I. Global Real Estate                  142,248   (135,526)        6,722      175,941    (72,027)     103,914
American Century VP Ultra                  1,094,242   (524,789)      569,453      857,815   (340,968)     516,847
American Century VP Value                  1,237,210   (383,984)      853,226      871,694   (258,968)     612,726
Dreyfus IP Technology Growth                  14,167     (4,924)        9,243       21,061     (6,708)      14,353
Dreyfus VIF International Value              367,140   (249,801)      117,339      489,022   (177,857)     311,165
Direxion Evolution VP Managed Bond           894,471   (154,378)      740,093      578,083    (71,909)     506,174
Direxion Evolution VP All-Cap Equity       1,549,629   (288,488)    1,261,141      351,242    (67,769)     283,473
Neuberger Berman AMT Socially Responsive       1,504     (1,285)          219           --         --           --
Oppenheimer Main Street Small Cap/VA         310,312   (192,869)      117,443      269,569   (213,557)      56,012
PIMCO VIT All Asset                          133,932   (110,332)       23,600       53,937    (40,269)      13,668
PIMCO VIT Low Duration                       928,016   (703,560)      224,456    1,444,827   (382,192)   1,062,635
PIMCO VIT Real Return                        133,282    (82,517)       50,765      454,031   (348,820)     105,211
Rydex VT Sector Rotation                      81,702    (34,866)       46,836       43,090    (11,766)      31,324
SBL Alpha Opportunity                          5,366     (1,402)        3,964        4,236     (2,141)       2,095
SBL Diversified Income                     1,427,965   (914,809)      513,156    1,503,158   (876,484)     626,674
SBL Enhanced Index                         1,611,600   (272,584)    1,339,016      110,318   (172,829)     (62,511)
SBL Equity                                   518,896   (121,741)      397,155      416,202   (238,222)     177,980
SBL Equity Income                            223,821   (517,684)     (293,863)     329,807   (110,508)     219,299
SBL Global                                   811,445   (182,804)      628,641      454,627   (286,263)     168,364
SBL High Yield                               887,355   (607,634)      279,721    1,108,215   (501,831)     606,384

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                           2006                                  2005
                                           -----------------------------------   ------------------------------------
                                                                       Net                                    Net
                                             Units        Units      Increase       Units       Units      Increase
         Subaccount                         Issued      Redeemed    (Decrease)     Issued     Redeemed    (Decrease)
---------------------------------------------------------------------------------------------------------------------
SBL Large Cap Value                          821,724      (64,608)     757,116      34,995      (30,602)       4,393
SBL Managed Asset Allocation                 133,608      (99,762)      33,846      71,205      (62,175)       9,030
SBL Mid Cap Growth                           921,371     (313,844)     607,527     708,091     (210,114)     497,977
SBL Mid Cap Value                            728,992     (227,094)     501,898     455,618     (221,279)     234,339
SBL Money Market                           7,735,059   (7,847,755)    (112,696)  9,582,670   (8,804,648)     778,022
SBL Select 25                              1,553,042   (1,178,927)     374,115       3,493       (1,900)       1,593
SBL Small Cap Growth                       1,152,177     (300,144)     852,033     276,709     (122,572)     154,137
SBL Small Cap Value                           46,742      (28,145)      18,597      34,143      (17,746)      16,397

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the four years in the period ended December 31, 2006, were as follows:

           Subaccount                       2006          2005          2004        2003
-----------------------------------------------------------------------------------------
AIM V.I. Basic Value
Units                                    772,595       877,032       482,437      37,206
Unit value                         $       14.74    $    13.63    $    13.50    $  12.72
Net assets (000s)                  $    11,385.0    $ 11,951.0    $  6,513.0    $  473.3
Ratio of expenses to net assets*    1.35% - 1.60%         1.35%         1.35%       1.35%
Investment income ratio**                   0.12%           --%           --%         --%
Total return***                             8.14%         0.94%         6.13%       7.34%

AIM V.I. Global Health Care
Units                                     45,556        39,879        23,325       6,795
Unit value                         $       12.46    $    12.36    $    11.94    $  11.59
Net assets (000s)                  $       567.4    $    493.0    $    278.5    $   78.8
Ratio of expenses to net assets*    1.35% - 1.60%         1.35%         1.35%       1.35%
Investment income ratio**                     --%           --%           --%         --%
Total return***                             0.76%         3.54%         3.02%       5.75%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                        2006           2005          2004         2003
--------------------------------------------------------------------------------------------
AIM V.I. International Growth****
Units                                   1,016,213        827,995       490,166           --
Unit value                          $       15.95    $     13.03    $    11.56    $      --
Net assets (000s)                   $    16,211.9    $  10,787.1    $  5,667.1    $      --
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%          --%
Investment income ratio**                    1.04%          0.69%         0.88%          --%
Total return***                             22.45%         12.69%        15.60%          --%

AIM V.I. Mid Cap Core Equity
Units                                      45,177         31,329        12,624          888
Unit value                          $       14.49    $     13.64    $    13.28    $   12.21
Net assets (000s)                   $       654.6    $     427.2    $    167.5    $    10.8
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%        1.35%
Investment income ratio**                    0.86%          0.36%         0.04%          --%
Total return***                              6.26%          2.70%         8.76%        1.92%

AIM V.I. Global Real Estate
Units                                     272,507        265,785       161,870       22,672
Unit value                          $       24.91    $     18.24    $    16.68    $   12.75
Net assets (000s)                   $     6,786.8    $   4,847.9    $  2,699.2    $   289.1
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%        1.35%
Investment income ratio**                    1.10%          1.27%         1.24%        1.95%
Total return***                             36.54%          9.39%        30.82%        8.05%

American Century VP Ultra
Units                                   1,861,578      1,292,125       775,279      143,494
Unit value                          $       11.02    $     11.91    $    12.20    $   11.52
Net assets (000s)                   $    20,512.1    $  15,392.0    $  9,459.4    $ 1,653.5
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%        1.35%
Investment income ratio**                      --%            --%           --%          --%
Total return***                             (7.50)%        (2.37)%        5.90%        8.58%

American Century VP Value
Units                                   2,180,020      1,326,794       714,068      132,193
Unit value                          $       15.22    $     13.42    $    13.37    $   12.23
Net assets (000s)                   $    33,174.5    $  17,801.2    $  9,543.2    $ 1,616.2
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%        1.35%
Investment income ratio**                    0.95%          0.55%         0.47%          --%
Total return***                             13.42%          0.39%         9.32%       14.51%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                  Subaccount                             2006          2005         2004      2003
---------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth****
Units                                                  23,895        14,652          299        --
Unit value                                      $        9.98    $    10.02    $   10.11    $   --
Net assets (000s)                               $       238.5    $    146.8    $     3.0    $   --
Ratio of expenses to net assets*                 1.35% - 1.60%         1.35%        1.35%       --%
Investment income ratio**                                  --%           --%          --%       --%
Total return***                                         (0.38)%       (0.93)%       1.10%       --%

Dreyfus VIF International Value****
Units                                                 872,239       754,900      443,735        --
Unit value                                      $       14.04    $    11.98    $   11.20    $   --
Net assets (000s)                               $    12,245.4    $  9,043.1    $ 4,971.2    $   --
Ratio of expenses to net assets*                 1.35% - 1.60%         1.35%        1.35%       --%
Investment income ratio**                                1.23%           --%        1.39%       --%
Total return***                                         17.19%         6.93%       12.00%       --%

Direxion Evolution VP Managed Bond****
Units                                               1,098,288       358,195       74,722        --
Unit value                                      $        9.05    $     9.25    $   10.08    $   --
Net assets (000s)                               $     9,939.4    $  3,312.5    $   753.4    $   --
Ratio of expenses to net assets*                 1.35% - 1.60%         1.35%        1.35%       --%
Investment income ratio**                                0.35%         2.06%          --%       --%
Total return***                                         (2.13)%       (8.28)%       0.80%       --%

Direxion Evolution VP All-Cap Equity****
Units                                               1,869,403       608,262      102,089        --
Unit value                                      $       11.60    $    10.75    $   10.23    $   --
Net assets (000s)                               $    21,686.8    $  6,539.0    $ 1,044.1    $   --
Ratio of expenses to net assets*                 1.35% - 1.60%         1.35%        1.35%       --%
Investment income ratio**                                0.02%           --%          --%       --%
Total return***                                          7.90%         5.11%        2.30%       --%

Neuberger Berman AMT Socially Responsive*****
Units                                                     219
Unit value                                      $       16.21    $       --    $      --    $   --
Net assets (000s)                               $         3.6    $       --    $      --    $   --
Ratio of expenses to net assets*                 1.35% - 1.60%           --%          --%       --%
Investment income ratio**                                  --%           --%          --%       --%
Total return***                                         62.12%           --%          --%       --%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

              Subaccount                               2006           2005           2004         2003
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA
Units                                               433,924        316,481        260,470       27,124
Unit value                                   $        17.80    $     16.22        $ 15.44    $   13.53
Net assets (000s)                            $      7,725.0    $   5,132.2    $   4,020.6    $   367.0
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                              0.02%            --%            --%          --%
Total return***                                        9.78%          5.05%         14.12%        5.05%

PIMCO VIT All Asset
Units                                                50,467         26,867         13,198        2,219
Unit value                                   $        11.70    $     11.68        $ 11.49    $   10.76
Net assets (000s)                            $        590.6    $     313.9        $ 151.5    $    23.9
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                              7.26%          5.30%          5.15%        4.06%
Total return***                                        0.20%          1.70%          6.78%        2.77%

PIMCO VIT Low Duration
Units                                             2,401,085      2,176,629      1,113,994      151,464
Unit value                                   $         9.19    $      9.23         $ 9.55    $    9.79
Net assets (000s)                            $     22,078.8    $  20,105.8    $  10,649.5    $ 1,483.3
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                              4.40%          2.72%          1.34%        0.37%
Total return***                                       (0.44)%        (3.32)%        (2.45)%      (2.30)%

PIMCO VIT Real Return
Units                                               356,743        305,978        200,767        6,732
Unit value                                   $        10.18    $     10.55    $     10.80    $   10.36
Net assets (000s)                            $      3,633.3    $   3,231.9    $   2,171.7    $    69.7
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                              4.30%          2.84%          1.52%        0.16%
Total return***                                       (3.57)%        (2.28)%         4.25%        2.17%

Rydex VT Sector Rotation
Units                                               193,612        146,776        115,452        5,095
Unit value                                   $        15.00    $     14.07    $     12.92    $   12.19
Net assets (000s)                            $      2,905.2    $   2,065.1    $   1,492.0    $    62.1
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                                --%            --%            --%          --%
Total return***                                        6.65%          8.87%          5.99%        0.49%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                                  2006           2005           2004         2003
--------------------------------------------------------------------------------------------------------
SBL Alpha Opportunity
Units                                                21,266         17,302         15,207          169
Unit value                                   $        13.76    $     12.71    $     12.44    $   11.55
Net assets (000s)                            $        292.7    $     219.9    $     189.2    $     2.0
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                                --%            --%            --%          --%
Total return***                                        8.32%          2.12%          7.71%        1.49%

SBL Diversified Income
Units                                             2,481,624      1,968,468      1,341,795      282,307
Unit value                                   $        10.02    $     10.08    $     10.34    $   10.41
Net assets (000s)                            $     24,880.0    $  19,848.9    $  13,876.2    $ 2,937.1
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                                --%            --%          1.11%       11.78%
Total return***                                       (0.62)%        (2.49)%        (0.67)%      (1.14)%

SBL Enhanced Index
Units                                             1,398,153         59,137        121,648       10,228
Unit value                                   $        10.71    $      9.68    $      9.63    $    9.15
Net assets (000s)                            $     14,976.8    $     572.5    $   1,170.8    $    93.6
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                                --%            --%          0.21%        1.36%
Total return***                                       10.64%          0.57%          5.25%       13.95%

SBL Equity
Units                                               892,637        495,482        317,502      118,225
Unit value                                   $         9.64    $      8.92    $      8.93    $    8.65
Net assets (000s)                            $      8,604.7    $   4,419.7    $   2,833.7    $ 1,022.0
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                                --%            --%          0.12%        0.88%
Total return***                                        8.09%         (0.11)%         3.24%       16.58%

SBL Equity Income
Units                                               198,201        492,064        272,765       11,423
Unit value                                   $        11.97    $     10.52    $     10.59    $    9.67
Net assets (000s)                            $      2,372.5    $   5,177.6    $   2,889.9    $   110.5
Ratio of expenses to net assets*               1.35% - 1.60%          1.35%          1.35%        1.35%
Investment income ratio**                                --%            --%          0.06%        2.09%
Total return***                                       13.77%         (0.68)%         9.51%        6.85%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                        2006         2005         2004         2003
-----------------------------------------------------------------------------------------
SBL Global
Units                                   1,193,195      564,554      396,190      149,380
Unit value                         $        14.14   $    12.59   $    11.58   $    10.18
Net assets (000s)                  $     16,871.7   $  7,103.6   $  4,586.4   $  1,520.9
Ratio of expenses to net assets*     1.35% - 1.60%        1.35%        1.35%        1.35%
Investment income ratio**                      --%          --%          --%        0.32%
Total return***                             12.36%        8.70%       13.75%       37.38%

SBL High Yield
Units                                   1,548,976    1,269,255      662,871      147,317
Unit value                         $        12.38   $    11.63   $    11.70   $    10.95
Net assets (000s)                  $     19,171.7   $ 14,758.5   $  7,755.1   $  1,612.9
Ratio of expenses to net assets*     1.35% - 1.60%        1.35%        1.35%        1.35%
Investment income ratio**                      --%          --%        0.91%        8.89%
Total return***                              6.44%       (0.62)%       6.85%       16.49%

SBL Large Cap Value
Units                                     824,862       67,746       63,353       25,741
Unit value                         $        12.15   $    10.40   $     9.83   $     9.27
Net assets (000s)                  $     10,025.4   $    704.4   $    622.5   $    238.3
Ratio of expenses to net assets*     1.35% - 1.60%        1.35%        1.35%        1.35%
Investment income ratio**                      --%          --%        0.06%        0.80%
Total return***                             16.81%        5.82%        6.04%       23.44%

SBL Managed Asset Allocation
Units                                      77,481       43,635       34,605       21,211
Unit value                         $        11.71   $    10.91   $    10.92   $    10.30
Net assets (000s)                  $        907.0   $    475.9   $    377.7   $    218.6
Ratio of expenses to net assets*     1.35% - 1.60%        1.35%        1.35%        1.35%
Investment income ratio**                      --%          --%        0.66%        3.36%
Total return***                              7.32%       (0.09)%       6.02%        4.67%

SBL Mid Cap Growth
Units                                   1,445,861      838,334      340,357      105,877
Unit value                         $        11.13   $    11.08   $    10.73   $    10.18
Net assets (000s)                  $     16,097.8   $  9,289.9   $  3,653.2   $  1,078.0
Ratio of expenses to net assets*     1.35% - 1.60%        1.35%        1.35%        1.35%
Investment income ratio**                      --%          --%          --%          --%
Total return***                              0.48%        3.23%        5.40%       49.71%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                        2006           2005          2004          2003
----------------------------------------------------------------------------------------------
SBL Mid Cap Value
Units                                   1,046,899        545,001       310,662        75,461
Unit value                         $        16.88    $     15.37    $    13.82    $    11.37
Net assets (000s)                  $     17,670.5    $   8,379.0    $  4,291.8    $    857.7
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%         1.35%
Investment income ratio**                      --%            --%         0.04%         0.38%
Total return***                              9.79%         11.27%        21.55%        47.66%

SBL Money Market
Units                                   1,317,807      1,430,503       652,481       241,737
Unit value                         $         8.89    $      8.89    $     9.04    $     9.38
Net assets (000s)                  $     11,710.8    $  12,713.0    $  5,897.9    $  2,267.0
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%         1.35%
Investment income ratio**                      --%            --%         0.07%         0.70%
Total return***                             (0.02)%        (1.68)%       (3.62)%       (3.70)%

SBL Select 25
Units                                     381,506          7,391         5,798         5,028
Unit value                         $         9.55    $      9.28    $     8.67    $     8.11
Net assets (000s)                  $      3,643.3    $      68.5    $     50.3    $     40.8
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%         1.35%
Investment income ratio**                      --%            --%           --%           --%
Total return***                              2.96%          7.00%         6.91%         2.40%

SBL Small Cap Growth
Units                                   1,169,729        317,696       163,559        10,489
Unit value                         $        12.94    $     12.85    $    12.49    $    11.13
Net assets (000s)                  $     15,134.5    $   4,083.7    $  2,042.9    $    116.7
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%         1.35%
Investment income ratio**                      --%            --%           --%           --%
Total return***                              0.66%          2.93%        12.22%        49.80%

SBL Small Cap Value
Units                                      69,570         50,973        34,576         8,353
Unit value                         $        16.36    $     15.07    $    13.74    $    11.93
Net assets (000s)                  $      1,138.2    $     768.0    $    475.2    $     99.6
Ratio of expenses to net assets*     1.35% - 1.60%          1.35%         1.35%         1.35%
Investment income ratio**                      --%            --%           --%           --%
Total return***                              8.59%          9.64%        15.17%        44.43%

                         Variable Annuity Account XIV -
                         AdvanceDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** This is activity for the period from May 1, 2004 (inception date) to December 31, 2004.

***** This is activity for the period from April 27, 2006 (inception date) to December 31, 2006.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Security Benefit Advisor Variable Annuity
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2006

                                    Contents

Report of Independent Registered Public Accounting Firm ....................   1

Audited Financial Statements

Statements of Net Assets ...................................................   3
Statements of Operations ...................................................  11
Statements of Changes in Net Assets ........................................  19
Notes to Financial Statements ..............................................  35

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Security Benefit Advisor Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, American Century Equity Income, American Century
Heritage, American Century International Growth, American Century Select, American Century Ultra, American Century Strategic Allocation Aggressive, Baron Asset, Calamos Growth and Income, Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus General Money Market, Dreyfus Premier Strategic Value, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison Small Company, Neuberger Berman Socially Responsive, Northern Institutional Balanced, Northern Large Cap Value, Northern Select Equity, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return, PIMCO Total Return, Royce Opportunity, RS Partners, RS Value, Rydex Sector Rotation, Security Capital Preservation, Security Diversified Income, Security Income Opportunity, Security High Yield, Security Alpha Opportunity, Security Global, Security Equity, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, Security Large Cap Value, Security Mid Cap Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, Van Kampen Equity and Income, Van Kampen Comstock, Van Kampen Aggressive Growth, Wells Fargo Advantage Growth & Income, Wells Fargo Advantage Growth, Wells Fargo Advantage Small Cap Value, and Wells Fargo Advantage Opportunity Subaccounts, which are available for investment by contract owners of the Security Benefit Advisor Variable Annuity, as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Security Benefit Advisor Variable Annuity at December 31, 2006, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 9, 2007

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                            Statements of Net Assets
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                                               AIM
                                                                  AIM         Mid Cap        AIM
                                    AIM Basic       AIM        Large Cap       Core         Small
                                      Value      Dynamics        Growth       Equity     Cap Growth
                                   Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                                   -----------------------------------------------------------------
Assets:
   Mutual funds, at market value   $    327.3   $      88.6   $    546.6    $  1,149.9   $    569.6
                                   -----------------------------------------------------------------
Total assets                            327.3          88.6        546.6       1,149.9        569.6
                                   -----------------------------------------------------------------
Net assets                         $    327.3   $      88.6   $    546.6    $  1,149.9   $    569.6
                                   =================================================================

Units outstanding                      31,428        10,386       74,472        96,433       56,603

Unit value                         $    10.41   $      8.53   $     7.33    $    11.92   $    10.06

Mutual funds, at cost              $    287.4   $      73.0   $    485.3    $  1,154.1   $    522.7
Mutual fund shares                      8,942         4,176       47,569        44,090       19,487

                                                 American
                                                 Century      American
                                       AIM        Equity      Century
                                   Technology     Income      Heritage
                                   Subaccount   Subaccount   Subaccount
                                   -------------------------------------
Assets:
   Mutual funds, at market value   $    403.0   $  1,194.7   $    202.8
                                   -------------------------------------
Total assets                            403.0      1,194.7        202.8
                                   -------------------------------------
Net assets                         $    403.0   $  1,194.7   $    202.8
                                   =====================================

Units outstanding                      80,330       86,777       18,965

Unit value                         $     5.02   $    13.77   $    10.70

Mutual funds, at cost              $    357.4   $  1,134.2   $    181.8
Mutual fund shares                     14,013      139,079       13,076

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                                              American
                                     American                                 Century
                                      Century       American     American    Strategic
                                   International     Century     Century     Allocation      Baron
                                      Growth         Select       Ultra      Aggressive      Asset
                                    Subaccount     Subaccount   Subaccount   Subaccount   Subaccount
                                   ------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $     1,266.6   $    897.0   $    183.3   $      1.0   $      3.3
                                   ------------------------------------------------------------------
Total assets                             1,266.6        897.0        183.3          1.0          3.3
                                   ------------------------------------------------------------------
Net assets                         $     1,266.6   $    897.0   $    183.3   $      1.0   $      3.3
                                   ==================================================================

Units outstanding                        115,933      125,349       17,253           99          325

Unit value                         $       10.93   $     7.16   $    10.62   $    10.10   $    10.03

Mutual funds, at cost              $       993.8   $    820.7   $    194.6   $      1.1   $      3.3
Mutual fund shares                       101,248       24,664        6,877          121           54

                                    Calamos                      Dreyfus
                                   Growth and      Dreyfus       Midcap
                                     Income     Appreciation      Value
                                   Subaccount    Subaccount    Subaccount
                                   ---------------------------------------
Assets:
   Mutual funds, at market value   $     53.9   $    2,137.7   $    348.5
                                   ---------------------------------------
Total assets                             53.9        2,137.7        348.5
                                   ---------------------------------------
Net assets                         $     53.9   $    2,137.7   $    348.5
                                   =======================================

Units outstanding                       5,382        225,480       30,471

Unit value                         $    10.01   $       9.48   $    11.44

Mutual funds, at cost              $     54.5   $    1,826.9   $    337.9
Mutual fund shares                      1,712         48,816       10,863

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                                                         Fidelity
                                    Dreyfus       Dreyfus                  Fidelity       Advisor
                                    General       Premier                   Advisor    International
                                     Money       Strategic    Federated    Dividend       Capital
                                     Market        Value        Bond        Growth      Appreciation
                                   Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                                   ------------------------------------------------------------------
Assets:
  Mutual funds, at market value    $    632.8   $    588.6   $     65.2   $    431.4   $       781.4
                                   ------------------------------------------------------------------
Total assets                            632.8        588.6         65.2        431.4           781.4
                                   ------------------------------------------------------------------
Net assets                         $    632.8   $    588.6   $     65.2   $    431.4   $       781.4
                                   ==================================================================

Units outstanding                      71,401       45,524        6,580       46,600          59,175

Unit value                         $     8.86   $    12.93   $     9.91   $     9.26   $       13.20

Mutual funds, at cost              $    632.8   $    530.5   $     65.3   $    375.0   $       667.1
Mutual fund shares                    632,797       18,278        7,379       32,195          48,866

                                                               Fidelity
                                    Fidelity      Fidelity      Advisor
                                     Advisor      Advisor        Value
                                     Mid Cap    Real Estate   Strategies
                                   Subaccount    Subaccount   Subaccount
                                   --------------------------------------
Assets:
  Mutual funds, at market value    $    266.0   $     661.1   $    697.7
                                   --------------------------------------
Total assets                            266.0         661.1        697.7
                                   --------------------------------------
Net assets                         $    266.0   $     661.1   $    697.7
                                   ======================================

Units outstanding                      21,368        30,062       54,355

Unit value                         $    12.45   $     21.99   $    12.84

Mutual funds, at cost              $    242.0   $     538.3   $    722.6
Mutual fund shares                     10,673        30,467       22,973

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                    Goldman
                                     Sachs        Goldman    Janus Adviser
                                    Emerging       Sachs         INTECH      Janus Adviser    Jennison
                                     Markets    Government    Risk-Managed   International     Small
                                     Equity       Income          Core           Growth       Company
                                   Subaccount   Subaccount     Subaccount      Subaccount    Subaccount
                                   ---------------------------------------------------------------------
Assets:
  Mutual funds, at market value    $     11.3   $    154.7   $         2.1   $         8.0   $    132.8
                                   ---------------------------------------------------------------------
Total assets                             11.3        154.7             2.1             8.0        132.8
                                   ---------------------------------------------------------------------
Net assets                         $     11.3   $    154.7   $         2.1   $         8.0   $    132.8
                                   =====================================================================

Units outstanding                       1,079       15,610             212             781       13,421

Unit value                         $    10.45   $     9.91   $       10.08   $       10.28   $     9.90

Mutual funds, at cost              $     10.9   $    154.9   $         2.1   $         8.0   $    134.0
Mutual fund shares                        493       10,606             148             148        6,631

                                   Neuberger
                                     Berman        Northern      Northern
                                    Socially    Institutional    Large Cap
                                   Responsive      Balanced        Value
                                   Subaccount     Subaccount    Subaccount
                                   ----------------------------------------
Assets:
  Mutual funds, at market value    $     25.3   $        78.2   $    230.9
                                   ----------------------------------------
Total assets                             25.3            78.2        230.9
                                   ----------------------------------------
Net assets                         $     25.3   $        78.2   $    230.9
                                   ========================================

Units outstanding                       2,407           6,904       16,307

Unit value                         $    10.51   $       11.32   $    14.16

Mutual funds, at cost              $     23.6   $        77.3   $    228.5
Mutual fund shares                      1,421           6,366       17,031

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                     PIMCO
                                                    Foreign
                                    Northern       Bond (U.S.        PIMCO          PIMCO         Royce
                                 Select Equity   Dollar-Hedged)   Real Return   Total Return   Opportunity
                                   Subaccount      Subaccount      Subaccount    Subaccount     Subaccount
                                 --------------------------------------------------------------------------
Assets:
  Mutual funds, at market value  $        46.6   $         42.0   $   1,362.9   $      630.8   $       7.3
                                 --------------------------------------------------------------------------
Total assets                              46.6             42.0       1,362.9          630.8           7.3
                                 --------------------------------------------------------------------------
Net assets                       $        46.6   $         42.0   $   1,362.9   $      630.8   $       7.3
                                 ==========================================================================

Units outstanding                        4,087            4,243       140,952         65,976           729

Unit value                       $       11.40   $         9.89   $      9.66   $       9.56   $     10.08

Mutual funds, at cost            $        42.7   $         42.0   $   1,427.2   $      635.6   $       7.2
Mutual fund shares                       2,232            4,122       127,974         60,769           573

                                                              Rydex
                                     RS           RS         Sector
                                  Partners       Value      Rotation
                                 Subaccount   Subaccount   Subaccount
                                 -------------------------------------
Assets:
  Mutual funds, at market value  $  1,514.3   $      1.4   $    792.6
                                 -------------------------------------
Total assets                        1,514.3          1.4        792.6
                                 -------------------------------------
Net assets                       $  1,514.3   $      1.4   $    792.6
                                 =====================================

Units outstanding                    81,393          139       55,493

Unit value                       $    18.60   $    10.12   $    14.28

Mutual funds, at cost            $  1,481.2   $      1.5   $    709.8
Mutual fund shares                   43,205           51       57,309

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                   Security      Security       Security                  Security
                                    Capital     Diversified      Income      Security       Alpha
                                 Preservation      Income     Opportunity   High Yield   Opportunity
                                  Subaccount     Subaccount    Subaccount   Subaccount    Subaccount
                                 --------------------------------------------------------------------
Assets:
  Mutual funds, at market value  $    1,053.6   $     323.2   $     248.2   $    368.3   $     347.3
                                 --------------------------------------------------------------------
Total assets                          1,053.6         323.2         248.2        368.3         347.3
                                 --------------------------------------------------------------------
Net assets                       $    1,053.6   $     323.2   $     248.2   $    368.3   $     347.3
                                 ====================================================================

Units outstanding                     103,376        31,577        24,034       31,311        24,929

Unit value                       $      10.16   $     10.24   $     10.30   $    11.76   $     13.93

Mutual funds, at cost            $    1,070.9   $     331.5   $     249.6   $    360.4   $     360.0
Mutual fund shares                    108,173        70,405        24,670       28,888        29,386

                                                            Security
                                  Security     Security      Mid Cap
                                   Global       Equity        Value
                                 Subaccount   Subaccount   Subaccount
                                 -------------------------------------
Assets:
  Mutual funds, at market value  $  1,991.3   $     63.1   $  2,904.6
                                 -------------------------------------
Total assets                        1,991.3         63.1      2,904.6
                                 -------------------------------------
Net assets                       $  1,991.3   $     63.1   $  2,904.6
                                 =====================================

Units outstanding                   161,225        7,391      163,991

Unit value                       $    12.35   $     8.54   $    17.71

Mutual funds, at cost            $  1,672.7   $     62.3   $  2,385.2
Mutual fund shares                  106,658        9,493       74,957

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                     Security     Security     Security    T. Rowe Price
                                     Security        Small Cap    Large Cap    Mid Cap        Capital
                                     Select 25         Growth       Value       Growth      Appreciation
                                    Subaccount       Subaccount   Subaccount   Subaccount     Subaccount
                                    ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $     189.0      $    198.1   $    662.0   $    613.2   $         2.8
                                    ----------------------------------------------------------------------
Total assets                              189.0           198.1        662.0        613.2             2.8
                                    ----------------------------------------------------------------------
Net assets                          $     189.0      $    198.1   $    662.0   $    613.2   $         2.8
                                    ======================================================================

Units outstanding                        19,156          19,024       61,182       59,809             281

Unit value                          $      9.87      $    10.41   $    10.82   $    10.25   $       10.09

Mutual funds, at cost               $     175.6      $    177.7   $    585.2   $    641.3   $         3.1
Mutual fund shares                       18,207          11,805       79,568       53,979             138

                                    T Rowe Price   Van Kampen
                                       Growth      Equity and   Van Kampen
                                        Stock        Income      Comstock
                                     Subaccount    Subaccount   Subaccount
                                    ---------------------------------------
Assets:
   Mutual funds, at market value    $      147.0   $  1,834.4   $  3,260.3
                                    ---------------------------------------
Total assets                               147.0      1,834.4      3,260.3
                                    ---------------------------------------
Net assets                          $      147.0   $  1,834.4   $  3,260.3
                                    =======================================

Units outstanding                         14,530      152,412      294,804

Unit value                          $      10.11   $    12.04   $    11.06

Mutual funds, at cost               $      148.1   $  1,710.4   $  2,848.6
Mutual fund shares                         4,709      201,140      169,366

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Net Assets (continued)
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2006

                                                Wells Fargo                 Wells Fargo
                                   Van Kampen    Advantage    Wells Fargo    Advantage    Wells Fargo
                                   Aggressive   Growth and     Advantage     Small Cap     Advantage
                                     Growth       Income        Growth         Value      Opportunity
                                   Subaccount   Subaccount    Subaccount    Subaccount    Subaccount
                                   -------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $    113.6   $      52.1   $      94.4   $   1,274.3   $      68.0
                                   -------------------------------------------------------------------
Total assets                            113.6          52.1          94.4       1,274.3          68.0
                                   -------------------------------------------------------------------
Net assets                         $    113.6   $      52.1   $      94.4   $   1,274.3   $      68.0
                                   ===================================================================

Units outstanding                      14,618         6,079        12,735        74,042         6,483

Unit value                         $     7.77   $      8.57   $      7.42   $     17.21   $     10.50

Mutual funds, at cost              $     95.9   $      42.6   $      85.3   $   1,101.0   $      67.5
Mutual fund shares                      6,887         2,186         4,171        41,412         1,666

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                                                               AIM
                                                                                 AIM          Mid Cap        AIM
                                                 AIM Basic                    Large Cap        Core         Small
                                                   Value     AIM Dynamics      Growth         Equity     Cap Growth
                                                Subaccount    Subaccount    Subaccount***   Subaccount   Subaccount
                                                --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                       $      0.2   $         --   $          --   $      7.9   $       --
   Expenses:
     Mortality and expense risk fee                   (2.9)          (0.7)           (3.8)       (10.5)        (4.7)
                                                --------------------------------------------------------------------
Net investment income (loss)                          (2.7)          (0.7)           (3.8)        (2.6)        (4.7)
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                      17.7             --              --        197.9         40.5
     Realized capital gain (loss) on sales of
       fund shares                                     4.5            0.5             2.9         27.3          5.8
     Change in unrealized
       appreciation/depreciation on
       investments during the period                  12.5            8.7            61.3       (116.3)        16.4
                                                --------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                              34.7            9.2            64.2        108.9         62.7
                                                --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $     32.0   $        8.5   $        60.4   $    106.3   $     58.0
                                                ====================================================================

                                                              American
                                                              Century      American
                                                    AIM        Equity       Century
                                                Technology     Income      Heritage
                                                Subaccount   Subaccount   Subaccount
                                                -------------------------------------
Net investment income (loss):
   Dividend distributions                       $       --   $     21.8   $       --
   Expenses:
     Mortality and expense risk fee                   (3.1)       (10.2)        (1.9)
                                                -------------------------------------
Net investment income (loss)                          (3.1)        11.6         (1.9)
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                        --         73.1         13.1
     Realized capital gain (loss) on sales of
       fund shares                                     4.2          9.4         13.6
     Change in unrealized
       appreciation/depreciation on
       investments during the period                  26.7         70.9          0.1
                                                -------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                              30.9        153.4         26.8
                                                -------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $     27.8   $    165.0   $     24.9
                                                =====================================

***   For the period from March 24, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                                                           American
                                                   American                                Century
                                                   Century       American     American     Strategic
                                                International     Century      Century    Allocation       Baron
                                                   Growth         Select        Ultra     Aggressive       Asset
                                                  Subaccount    Subaccount   Subaccount   Subaccount*   Subaccount*
                                                -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                       $         6.0   $      1.6   $       --   $        --   $        --
   Expenses:
     Mortality and expense risk fee                      (8.7)        (7.9)        (1.9)           --            --
                                                -------------------------------------------------------------------
Net investment income (loss)                             (2.7)        (6.3)        (1.9)           --            --
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                           --         14.1         12.8           0.1            --
     Realized capital gain (loss) on sales
       of fund shares                                    30.3         10.8         (0.1)           --            --
     Change in unrealized
       appreciation/depreciation on
       investments during the period                    175.4        (39.1)       (17.5)         (0.1)           --
                                                -------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                                205.7        (14.2)        (4.8)           --            --
                                                -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $       203.0   $    (20.5)  $     (6.7)  $        --   $        --
                                                ===================================================================

                                                  Calamos                      Dreyfus
                                                 Growth and      Dreyfus       Midcap
                                                   Income     Appreciation     Value
                                                Subaccount*    Subaccount    Subaccount
                                                ----------------------------------------
Net investment income (loss):
   Dividend distributions                       $       0.3   $       29.2   $      4.0
   Expenses:
     Mortality and expense risk fee                      --          (17.7)        (3.2)
                                                ----------------------------------------
Net investment income (loss)                            0.3           11.5          0.8
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                         --           82.6         25.0
     Realized capital gain (loss) on sales
       of fund shares                                    --           16.9          0.7
     Change in unrealized
       appreciation/depreciation on
       investments during the period                   (0.6)         154.0          0.2
                                                ----------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                               (0.6)         253.5         25.9
                                                ----------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $      (0.3)  $      265.0   $     26.7
                                                ========================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                                                                        Fidelity
                                                 Dreyfus       Dreyfus                   Fidelity       Advisor
                                                  General      Premier                    Advisor    International
                                                   Money     Strategic    Federated      Dividend       Capital
                                                  Market       Value         Bond         Growth      Appreciation
                                                Subaccount   Subaccount   Subaccount*   Subaccount     Subaccount
                                                -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                       $     30.7   $     10.4   $        --   $      3.2   $         3.0
   Expenses:
     Mortality and expense risk fee                   (7.6)        (4.7)           --         (3.7)           (6.9)
                                                -------------------------------------------------------------------
Net investment income (loss)                          23.1          5.7            --         (0.5)           (3.9)
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                        --         25.1            --          7.9           119.3
     Realized capital gain (loss) on sales
       of fund shares                                   --          4.4            --          2.6            26.0
     Change in unrealized
       appreciation/depreciation on
       investments during the period                    --         45.6          (0.1)        35.5           (46.9)
                                                -------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                                --         75.1          (0.1)        46.0            98.4
                                                -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $     23.1   $     80.8   $      (0.1)  $     45.5   $        94.5
                                                ===================================================================

                                                                           Fidelity
                                                 Fidelity      Fidelity     Advisor
                                                 Advisor       Advisor       Value
                                                  Mid Cap    Real Estate  Strategies
                                                Subaccount    Subaccount  Subaccount
                                                -------------------------------------
Net investment income (loss):
   Dividend distributions                       $       --   $       3.7  $       --
   Expenses:
     Mortality and expense risk fee                   (3.1)         (5.2)       (6.6)
                                                -------------------------------------
Net investment income (loss)                          (3.1)         (1.5)       (6.6)
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                      30.5          39.9        79.0
     Realized capital gain (loss) on sales
       of fund shares                                 14.1           9.4        (3.9)
     Change in unrealized
       appreciation/depreciation on
       investments during the period                  (1.4)         84.9        12.1
                                                -------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                              43.2         134.2        87.2
                                                -------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $     40.1   $     132.7  $     80.6
                                                =====================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                           Goldman                   Janus Adviser
                                                            Sachs        Goldman         INTECH          Janus
                                                          Emerging        Sachs           Risk-         Adviser
                                                           Markets      Government       Managed     International
                                                           Equity         Income           Core          Growth
                                                         Subaccount*   Subaccount*     Subaccount*    Subaccount*
                                                         ----------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                $        --   $        --   $          --   $         0.1
   Expenses:
     Mortality and expense risk fee                               --            --              --              --
                                                         ----------------------------------------------------------
Net investment income (loss)                                      --            --              --             0.1
Net realized and unrealized capital gain (loss) on
   investments:
     Capital gains distributions                                  --            --              --              --
     Realized capital gain (loss) on sales of fund
       shares                                                     --            --              --              --
     Change in unrealized
       appreciation/depreciation on investments during
       the period                                                0.4          (0.2)             --              --
                                                         ----------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                                   0.4          (0.2)             --              --
                                                         ----------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                            $       0.4   $      (0.2)  $          --   $         0.1
                                                         ==========================================================

                                                                         Neuberger
                                                           Jennison       Berman        Northern       Northern
                                                            Small        Socially     Institutional    Large Cap
                                                           Company      Responsive      Balanced         Value
                                                         Subaccount*   Subaccount**    Subaccount     Subaccount
                                                         --------------------------------------------------------
Net investment income (loss):
   Dividend distributions                                $        --   $         --   $         1.6   $      3.9
   Expenses:
     Mortality and expense risk fee                               --           (0.1)           (0.9)        (1.8)
                                                         --------------------------------------------------------
Net investment income (loss)                                      --           (0.1)            0.7          2.1
Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                                  --            0.3             2.6         19.2
     Realized capital gain (loss) on sales of fund
       shares                                                     --             --              --          1.8
     Change in unrealized
       appreciation/depreciation on investments during
       the period                                               (1.2)           1.7             1.2          7.8
                                                         --------------------------------------------------------
Net realized and unrealized capital gain (loss) on
   investments                                                  (1.2)           2.0             3.8         28.8
                                                         --------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             $      (1.2)  $        1.9   $         4.5   $     30.9
                                                         ========================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

**    For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                          PIMCO
                                                         Foreign
                                        Northern        Bond (U.S.        PIMCO         PIMCO          Royce
                                      Select Equity   Dollar-Hedged)   Real Return   Total Return   Opportunity
                                       Subaccount      Subaccount*      Subaccount    Subaccount    Subaccount*
                                      --------------------------------------------------------------------------
Net investment income (loss):
  Dividend distributions              $         0.2   $           --   $      42.4   $       26.5   $         --
  Expenses:
    Mortality and expense risk fee             (0.6)              --         (14.2)          (6.8)            --
                                      --------------------------------------------------------------------------
Net investment income (loss)                   (0.4)              --          28.2           19.7             --
Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                  --               --          10.7            2.9             --
    Realized capital gain (loss)
      on sales of fund shares                   0.5               --         (26.1)          (1.8)            --
    Change in unrealized
      appreciation/depreciation on
      investments during the period             2.7               --         (23.7)           3.0            0.1
                                      --------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                    3.2               --         (39.1)           4.1            0.1
                                      --------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $         2.8   $           --   $     (10.9)  $       23.8   $        0.1
                                      ==========================================================================

                                         RS            RS        Rydex Sector
                                       Partners      Value         Rotation
                                      Subaccount   Subaccount*    Subaccount
                                      ----------------------------------------
Net investment income (loss):
  Dividend distributions              $      3.9   $        --   $         --
  Expenses:
    Mortality and expense risk fee         (15.5)           --           (6.2)
                                      ----------------------------------------
Net investment income (loss)               (11.6)           --           (6.2)
Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions             71.3           0.1           24.4
    Realized capital gain (loss)
      on sales of fund shares               10.1            --           22.6
    Change in unrealized
      appreciation/depreciation on
      investments during the period         65.6          (0.1)          30.3
                                      ----------------------------------------
Net realized and unrealized capital
  gain (loss) on investments               147.0            --           77.3
                                      ----------------------------------------
Net increase (decrease) in net
  assets resulting from operations    $    135.4   $        --   $       71.1
                                      ========================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                         Security       Security      Security                    Security
                                          Capital      Diversified     Income       Security       Alpha
                                        Preservation     Income      Opportunity   High Yield   Opportunity
                                         Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                        --------------------------------------------------------------------
Net investment income (loss):
  Dividend distributions                $       42.6   $      15.8   $      13.0   $     21.5   $        --
  Expenses:
    Mortality and expense risk fee              (9.8)         (3.6)         (2.0)        (3.4)         (3.1)
                                        --------------------------------------------------------------------
Net investment income (loss)                    32.8          12.2          11.0         18.1          (3.1)
Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                   --           --            0.2           --          33.6
    Realized capital gain (loss) on
      sales of fund shares                     (10.8)        (14.6)           --          1.4          (2.5)
    Change in unrealized
      appreciation/depreciation on
      investments during the period              8.6          11.9          (1.4)         8.8         (10.5)
                                        --------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                    (2.2)         (2.7)         (1.2)        10.2          20.6
                                        --------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations             $       30.6   $       9.5   $       9.8   $     28.3   $      17.5
                                        ====================================================================

                                         Security     Security       Security
                                          Global       Equity     Mid Cap Value
                                        Subaccount   Subaccount     Subaccount
                                        ----------------------------------------
Net investment income (loss):
  Dividend distributions                $       --   $       --   $        16.1
  Expenses:
    Mortality and expense risk fee           (15.8)        (0.5)          (26.2)
                                        ----------------------------------------
Net investment income (loss)                 (15.8)        (0.5)          (10.1)
Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions              243.9          5.7           147.8
    Realized capital gain (loss) on
      sales of fund shares                    76.2          0.1           107.9
    Change in unrealized
      appreciation/depreciation on
      investments during the period          (69.8)         0.3            81.6
                                        ----------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                 250.3          6.1           337.3
                                        ----------------------------------------
Net increase (decrease) in net assets
  resulting from operations             $    234.5   $      5.6   $       327.2
                                        ========================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                       Security     Security     Security    T. Rowe Price
                                         Security      Small Cap   Large Cap      Mid Cap       Capital
                                         Select 25      Growth       Value        Growth     Appreciation
                                       Subaccount**   Subaccount   Subaccount   Subaccount    Subaccount*
                                       --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions              $         --   $       --   $      0.2   $       --   $         0.1
   Expenses:
     Mortality and expense risk fee            (1.0)        (1.9)        (3.5)        (6.3)             --
                                       --------------------------------------------------------------------
Net investment income (loss)                   (1.0)        (1.9)        (3.3)        (6.3)            0.1
Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 --           --           --         58.0             0.2
     Realized capital gain (loss)
       on sales of fund shares                   --          1.5          9.5          0.3              --
     Change in unrealized
       appreciation/depreciation on
       investments during the period           13.4          4.3         61.9        (38.6)           (0.3)
                                       --------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  13.4          5.8         71.4         19.7            (0.1)
                                       --------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations     $      12.4   $      3.9   $     68.1   $     13.4   $          --
                                       ====================================================================

                                                      Van Kampen
                                       T Rowe Price   Equity and   Van Kampen
                                       Growth Stock     Income      Comstock
                                       Subaccount*    Subaccount   Subaccount
                                       ---------------------------------------
Net investment income (loss):
   Dividend distributions              $         --   $     34.7   $     56.6
   Expenses:
     Mortality and expense risk fee              --        (16.0)       (26.7)
                                       ---------------------------------------
Net investment income (loss)                     --         18.7         29.9
Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                0.6         74.9        142.5
     Realized capital gain (loss)
       on sales of fund shares                   --          6.1         15.0
     Change in unrealized
       appreciation/depreciation on
       investments during the period           (1.1)        71.0        202.9
                                       ---------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (0.5)       152.0        360.4
                                       ---------------------------------------
Net increase (decrease) in net
   assets resulting from operations    $       (0.5)  $    170.7   $    390.3
                                       =======================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

**    For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                      Statements of Operations (continued)
                                 (In Thousands)

                          Year Ended December 31, 2006

                                                     Wells Fargo                 Wells Fargo
                                        Van Kampen    Advantage    Wells Fargo   Advantage     Wells Fargo
                                        Aggressive   Growth and     Advantage    Small Cap      Advantage
                                          Growth       Income         Growth       Value       Opportunity
                                        Subaccount   Subaccount     Subaccount    Subaccount    Subaccount
                                        -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $       --   $       0.2   $        --   $        --   $       0.1
   Expenses:
     Mortality and expense risk fee           (1.0)         (0.5)         (1.0)        (11.1)         (0.7)
                                        -------------------------------------------------------------------
Net investment income (loss)                  (1.0)         (0.3)         (1.0)        (11.1)         (0.6)
Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                --            --            --         111.4          11.6
     Realized capital gain (loss) on
       sales of fund shares                    0.6           1.3           3.0          32.3           0.6
     Change in unrealized
       appreciation/depreciation on
       investments during the period           3.9           5.9           1.6          (2.9)         (5.5)
                                        -------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  4.5           7.2           4.6         140.8           6.7
                                        -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations            $      3.5   $       6.9   $       3.6   $     129.7   $       6.1
                                        ===================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                                                       AIM
                                                                                                  AIM                Mid Cap
                                                  AIM Basic                     AIM            Large Cap               Core
                                                    Value                    Dynamics            Growth              Equity
                                                  Subaccount                Subaccount         Subaccount          Subaccount
                                             2006         2005         2006         2005         2006***       2006         2005
                                          ------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $     (2.7)  $     (2.3)  $     (0.7)  $     (0.5)  $      (3.8)  $     (2.6)  $     (9.6)
     Capital gains distributions                17.7           --           --           --            --        197.9         78.8
     Realized capital gain (loss) on
       sales of fund shares                      4.5          9.4          0.5          3.9           2.9         27.3         10.5
     Change in unrealized
       appreciation/ depreciation on
       investments during the period            12.5          2.7          8.7           --          61.3       (116.3)       (15.3)
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     32.0          9.8          8.5          3.4          60.4        106.3         64.4

   From contractholder transactions:
     Variable annuity deposits                  93.0         62.5         15.4         15.5          59.2        154.1        217.8
     Contractholder maintenance charges         (1.3)        (1.3)         (.2)        (0.2)         (3.5)        (1.9)        (2.1)
     Terminations and withdrawals              (15.1)       (13.5)          --         (8.1)        (20.5)       (48.5)       (28.2)
     Transfers between subaccounts, net          1.5        (13.7)        31.0         (6.4)        451.0       (158.0)       (36.2)
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                               78.1         34.0         46.2          0.8         486.2        (54.3)       151.3
                                          ------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                                    110.1         43.8         54.7          4.2         546.6         52.0        215.7
   Net assets at beginning of period           217.2        173.4         33.9         29.7            --      1,097.9        882.2
                                          ------------------------------------------------------------------------------------------
   Net assets at end of period            $    327.3   $    217.2   $     88.6   $     33.9   $     546.6   $  1,149.9   $  1,097.9
                                          ==========================================================================================

***  For the period from March 24, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                     American
                                                  AIM                                 Century           American
                                                 Small             AIM                Equity            Century
                                              Cap Growth        Technology            Income            Heritage
                                              Subaccount        Subaccount          Subaccount         Subaccount
                                           2006     2005      2006     2005       2006      2005      2006     2005
                                         ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $  (4.7) $  (3.4)  $  (3.1) $  (2.0)  $    11.6  $   6.8   $  (1.9) $  (0.9)
     Capital gains distributions            40.5     30.5        --       --        73.1     36.7      13.1      0.7
     Realized capital gain (loss) on
       sales of fund shares                  5.8      1.4       4.2      1.6         9.4      5.5      13.6      0.2
     Change in unrealized
       appreciation/ depreciation on
       investments during the period        16.4     (2.5)     26.7      8.1        70.9    (36.0)      0.1    15.5
                                         ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                 58.0     26.0      27.8      7.7       165.0     13.0      24.9     15.5

   From contractholder transactions:
     Variable annuity deposits             107.9     90.1      95.2     71.9       249.3    438.4      43.9     38.0
     Contractholder maintenance charges     (3.0)    (1.8)     (2.0)    (1.1)       (3.6)    (2.7)     (1.0)    (0.2)
     Terminations and withdrawals          (18.3)    (2.0)     (1.9)    (5.1)      (34.7)   (20.0)     (5.3)    (1.0)
     Transfers between subaccounts, net     20.9     15.8       8.8     77.7       (55.6)    88.1     (20.1)    62.6
                                         ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                          107.5    102.1     100.1    143.4       155.4    503.8      17.5     99.4
                                         ----------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                                165.5    128.1     127.9    151.1       320.4    516.8      42.4    114.9
   Net assets at beginning of period       404.1    276.0     275.1    124.0       874.3    357.5     160.4     45.5
                                         ----------------------------------------------------------------------------
   Net assets at end of period           $ 569.6  $ 404.1   $ 403.0  $ 275.1   $ 1,194.7  $ 874.3   $ 202.8  $ 160.4
                                         ============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                                                     American
                                                       American                                                      Century
                                                       Century               American              American         Strategic
                                                    International             Century              Century          Allocation
                                                        Growth                Select                Ultra           Aggressive
                                                      Subaccount            Subaccount            Subaccount        Subaccount
                                                   2006        2005       2006      2005        2006      2005         2006*
                                                 ------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    (2.7) $     5.5   $   (6.3) $    (2.8)  $   (1.9) $   (1.0)  $        --
      Capital gains distributions                       --         --       14.1         --       12.8        --           0.1
      Realized capital gain (loss) on sales of
         fund shares                                  30.3        3.7       10.8       11.8       (0.1)      0.4            --
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                      175.4       58.9      (39.1)      (9.1)     (17.5)      3.0          (0.1)
                                                 ------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                     203.0       68.1      (20.5)      (0.1)      (6.7)      2.4            --

   From contractholder transactions:
      Variable annuity deposits                      273.2      242.4      155.9      213.5       49.5      71.2            --
      Contractholder maintenance charges              (3.1)      (1.3)      (1.1)      (0.9)       (.6)     (0.4)           --
      Terminations and withdrawals                   (13.8)      (3.7)     (38.8)     (29.5)      (3.9)     (1.2)           --
      Transfers between subaccounts, net             107.1      171.3      (33.8)     (28.0)      12.0      16.3           1.0
                                                 ------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                    363.4      408.7       82.2      155.1       57.0      85.9           1.0
                                                 ------------------------------------------------------------------------------
   Net increase (decrease) in net assets             566.4      476.8       61.7      155.0       50.3      88.3           1.0
   Net assets at beginning of period                 700.2      223.4      835.3      680.3      133.0      44.7            --
                                                 ------------------------------------------------------------------------------
   Net assets at end of period                   $ 1,266.6  $   700.2   $  897.0  $   835.3   $  183.3  $  133.0   $       1.0
                                                 ==============================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                Calamos                                    Dreyfus
                                                    Baron      Growth and          Dreyfus                 Midcap
                                                    Asset        Income          Appreciation               Value
                                                  Subaccount   Subaccount         Subaccount             Subaccount
                                                     2006*       2006*         2006        2005        2006       2005
                                                  -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                $       --   $      0.3   $     11.5  $      7.5   $     0.8  $   (1.9)
      Capital gains distributions                         --           --         82.6          --        25.0      22.5
      Realized capital gain (loss) on sales of
         fund shares                                      --           --         16.9         6.5         0.7       1.6
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                           --         (0.6)       154.0        30.9         0.2      (6.3)
                                                  -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                          --         (0.3)       265.0        44.9        26.7      15.9

   From contractholder transactions:
      Variable annuity deposits                           --           .2        331.8       339.3        96.6     126.9
      Contractholder maintenance charges                  --           --         (4.4)       (3.3)        (.7)     (0.5)
      Terminations and withdrawals                        --           --        (60.6)      (31.9)       (5.7)     (6.1)
      Transfers between subaccounts, net                 3.3         54.0          2.2       (14.4)       (5.8)     (6.3)
                                                  -----------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                        3.3         54.2        269.0       289.7        84.4     114.0
                                                  -----------------------------------------------------------------------
   Net increase (decrease) in net assets                 3.3         53.9        534.0       334.6       111.1     129.9
   Net assets at beginning of period                      --           --      1,603.7     1,269.1       237.4     107.5
                                                  -----------------------------------------------------------------------
   Net assets at end of period                    $      3.3   $     53.9   $  2,137.7  $  1,603.7   $   348.5  $  237.4
                                                  =======================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                        Dreyfus                 Dreyfus                            Fidelity
                                                        General                 Premier                             Advisor
                                                         Money                 Strategic         Federated         Dividend
                                                         Market                  Value             Bond             Growth
                                                       Subaccount              Subaccount       Subaccount        Subaccount
                                                    2006        2005        2006       2005        2006*        2006       2005
                                                  --------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                $    23.1  $      6.9   $     5.7  $    2.3   $       --   $    (0.5) $    (2.8)
      Capital gains distributions                        --          --        25.1      18.4           --         7.9         --
      Realized capital gain (loss) on sales of
         fund shares                                     --          --         4.4       3.4           --         2.6        2.3
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                          --          --        45.6      (4.5)        (0.1)       35.5        7.8
                                                  --------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                       23.1         6.9        80.8      19.6         (0.1)       45.5        7.3

   From contractholder transactions:
      Variable annuity deposits                       812.9     1,163.3       197.5     152.5           --       109.4      120.8
      Contractholder maintenance charges              (11.7)       (2.7)       (1.8)     (0.6)          --        (1.3)      (1.0)
      Terminations and withdrawals                   (145.6)      (14.1)      (24.0)     (0.3)          --        (3.0)     (33.0)
      Transfers between subaccounts, net             (580.4)   (1,092.8)       32.6      (3.3)        65.3       (16.5)     (12.9)
                                                  --------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                      75.2        53.7       204.3     148.3         65.3        88.6       73.9
                                                  --------------------------------------------------------------------------------
   Net increase (decrease) in net assets               98.3        60.6       285.1     167.9         65.2       134.1       81.2
   Net assets at beginning of period                  534.5       473.9       303.5     135.6           --       297.3      216.1
                                                  --------------------------------------------------------------------------------
   Net assets at end of period                    $   632.8  $    534.5   $   588.6  $  303.5   $     65.2   $   431.4  $   297.3
                                                  ================================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                    Fidelity
                                                    Advisor                                                       Fidelity
                                                 International           Fidelity             Fidelity             Advisor
                                                    Capital              Advisor              Advisor               Value
                                                  Appreciation           Mid Cap            Real Estate          Strategies
                                                   Subaccount           Subaccount           Subaccount          Subaccount
                                                2006       2005       2006      2005      2006       2005      2006      2005
                                              ----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)             $  (3.9)  $    (0.8)  $  (3.1)  $  (2.1)  $   (1.5)  $   1.5   $   (6.6)  $  (4.8)
     Capital gains distributions                119.3        90.8      30.5      25.4       39.9      12.2       79.0     101.0
     Realized capital gain (loss) on sales
       of fund shares                            26.0        27.9      14.1       0.6        9.4       2.4       (3.9)      0.8
     Change in unrealized appreciation/
       depreciation on investments during
       the period                               (46.9)      (34.1)     (1.4)     (8.2)      84.9      19.6       12.1     (82.6)
                                              ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                             94.5        83.8      40.1      15.7      132.7      35.7       80.6      14.4

   From contractholder transactions:
     Variable annuity deposits                    0.3         1.5      47.5      35.2      188.3     108.3      158.7     196.3
     Contractholder maintenance charges          (1.0)       (1.3)     (1.7)     (0.4)      (2.5)     (1.0)      (3.2)     (2.0)
     Terminations and withdrawals               (31.8)      (29.4)    (27.3)     (2.4)     (18.3)     (2.5)     (17.7)     (3.0)
     Transfers between subaccounts, net         (50.0)      (75.6)    (29.6)     10.5       70.4      17.6      (42.7)      6.1
                                              ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions           (82.5)     (104.8)    (11.1)     42.9      237.9     122.4       95.1     197.4
                                              ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets         12.0       (21.0)     29.0      58.6      370.6     158.1      175.7     211.8
   Net assets at beginning of period            769.4       790.4     237.0     178.4      290.5     132.4      522.0     310.2
                                              ----------------------------------------------------------------------------------
   Net assets at end of period                $ 781.4   $   769.4   $ 266.0   $ 237.0   $  661.1   $ 290.5   $  697.7   $ 522.0
                                              ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                             Janus Adviser
                                                             Goldman Sachs   Goldman Sachs       INTECH
                                                               Emerging       Government      Risk-Managed       Janus Adviser
                                                            Markets Equity      Income            Core       International Growth
                                                              Subaccount      Subaccount       Subaccount         Subaccount
                                                                 2006*           2006*           2006*               2006*
                                                            ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $           --   $          --   $          --         $    0.1
     Capital gains distributions                                        --              --              --               --
     Realized capital gain (loss) on sales of fund shares               --              --              --               --
     Change in unrealized appreciation/depreciation on
       investments during the period                                   0.4            (0.2)             --               --
                                                            ----------------------------------------------------------------------
   Net increase (decrease) in net assets from operations               0.4            (0.2)             --              0.1

   From contractholder transactions:
     Variable annuity deposits                                          --              --              --              0.1
     Contractholder maintenance charges                                 --            (0.1)             --               --
     Terminations and withdrawals                                       --            (0.1)             --               --
     Transfers between subaccounts, net                               10.9           155.1             2.1              7.8
                                                            ----------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                                      10.9           154.9             2.1              7.9
                                                            ----------------------------------------------------------------------
   Net increase (decrease) in net assets                              11.3           154.7             2.1              8.0
   Net assets at beginning of period                                    --              --              --               --
                                                            ----------------------------------------------------------------------
   Net assets at end of period                              $         11.3   $       154.7             2.1         $    8.0
                                                            ======================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                         Neuberger
                                                             Jennison      Berman          Northern               Northern
                                                               Small      Socially      Institutional            Large Cap
                                                              Company    Responsive        Balanced                 Value
                                                            Subaccount   Subaccount       Subaccount             Subaccount
                                                              2006*       2006**        2006      2005        2006        2005
                                                            ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $       --   $     (0.1)  $    0.7   $   0.2   $      2.1   $    1.1
     Capital gains distributions                                    --          0.3        2.6       2.6         19.2        9.9
     Realized capital gain (loss) on sales of fund shares           --           --         --       0.1          1.8        0.1
     Change in unrealized appreciation/ depreciation on
       investments during the period                              (1.2)         1.7        1.2      (1.1)         7.8       (8.5)
                                                            ---------------------------------------------------------------------
   Net increase (decrease) in net assets from operations          (1.2)         1.9        4.5       1.8         30.9        2.6

   From contractholder transactions:
     Variable annuity deposits                                     0.1          5.4       18.1      18.4         20.6       33.9
     Contractholder maintenance charges                           (0.1)          --       (0.5)     (0.2)        (1.1)      (0.4)
     Terminations and withdrawals                                 (0.1)          --       (3.9)     (1.0)       (18.8)        --
     Transfers between subaccounts, net                          134.1         18.0       (0.7)     (0.2)        61.5       28.1
                                                            ---------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                                 134.0         23.4       13.0      17.0         62.2       61.6
                                                            ---------------------------------------------------------------------
   Net increase (decrease) in net assets                         132.8         25.3       17.5      18.8         93.1       64.2
   Net assets at beginning of period                                --           --       60.7      41.9        137.8       73.6
                                                            ---------------------------------------------------------------------
   Net assets at end of period                              $    132.8   $     25.3   $   78.2   $  60.7   $    230.9   $  137.8
                                                            =====================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

**    For the period from April 27, 2006 (inception date) to December 31, 2006.

      See accompanying notes.

                        Variable Annuity Account XIV -
                   Security Benefit Advisor Variable Annuity

                Statements of Changes in Net Assets (continued)
                                (In Thousands)

                    Years Ended December 31, 2006 and 2005

                                                                        PIMCO
                                                                       Foreign
                                                    Northern          Bond (U.S.                                     PIMCO
                                                  Select Equity     Dollar-Hedged)            PIMCO               Total Return
                                                   Subaccount         Subaccount     Real Return Subaccount        Subaccount
                                                  2006      2005         2006*          2006         2005        2006       2005
                                                -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $  (0.4)  $  (0.2)     $     --      $     28.2   $     35.1   $   19.7   $    6.4
      Capital gains distributions                    --        --            --            10.7         17.0        2.9        3.2
      Realized capital gain (loss) on sales
         of fund shares                             0.5       0.2            --           (26.1)         0.1       (1.8)      (1.0)
      Change in unrealized appreciation/
         depreciation on investments during
         the period                                 2.7       1.0            --           (23.7)       (40.4)       3.0       (5.4)
                                                -----------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                        2.8       1.0            --           (10.9)        11.8       23.8        3.2

   From contractholder transactions:
      Variable annuity deposits                    12.3      24.3            --           219.4        989.7      220.8      209.6
      Contractholder maintenance charges           (0.2)     (0.1)           --            (2.7)        (2.0)      (3.5)      (1.7)
      Terminations and withdrawals                 (0.8)     (0.2)           --           (36.0)       (74.6)      (7.9)     (31.0)
      Transfers between subaccounts, net          (17.4)     21.7          42.0           (92.5)        84.7      (11.9)      35.6
                                                -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions             (6.1)     45.7          42.0            88.2        997.8      197.5      212.5
                                                -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets           (3.3)     46.7          42.0            77.3      1,009.6      221.3      215.7
   Net assets at beginning of period               49.9       3.2            --         1,285.6        276.0      409.5      193.8
                                                -----------------------------------------------------------------------------------
   Net assets at end of period                  $  46.6   $  49.9      $   42.0      $  1,362.9   $  1,285.6   $  630.8   $  409.5
                                                ===================================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                                                       Rydex
                                                 Royce               RS                 RS             Sector
                                              Opportunity         Partners             Value          Rotation
                                               Subaccount        Subaccount         Subaccount       Subaccount
                                                 2006*         2006        2005        2006*       2006       2005
                                              -----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $        --   $   (11.6)  $    (9.4)  $       --   $   (6.2)  $   (2.4)
      Capital gains distributions                      --        71.3       176.6          0.1       24.4         --
      Realized capital gain (loss) on sales
         of fund shares                                --        10.1        26.7           --       22.6        2.3
      Change in unrealized appreciation/
         depreciation on investments during
         the period                                   0.1        65.6      (101.4)        (0.1)      30.3       47.0
                                              -----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                                 0.1       135.4        92.5           --       71.1       46.9

   From contractholder transactions:
      Variable annuity deposits                        --       449.0       449.9          1.4      169.8       43.3
      Contractholder maintenance charges               --        (6.6)       (4.9)          --       (6.5)      (3.1)
      Terminations and withdrawals                     --       (31.2)      (27.9)          --       (2.2)        --
      Transfers between subaccounts, net              7.2      (224.5)       29.5           --       43.6      380.6
                                              -----------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions                7.2       186.7       446.6          1.4      204.7      420.8
                                              -----------------------------------------------------------------------
   Net increase (decrease) in net assets              7.3       322.1       539.1          1.4      275.8      467.7
   Net assets at beginning of period                   --     1,192.2       653.1           --      516.8       49.1
                                              -----------------------------------------------------------------------
   Net assets at end of period                $       7.3   $ 1,514.3   $ 1,192.2   $      1.4   $  792.6   $  516.8
                                              =======================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                   Security               Security             Security
                                                    Capital              Diversified            Income               Security
                                                 Preservation              Income            Opportunity            High Yield
                                                   Subaccount            Subaccount           Subaccount            Subaccount
                                               2006         2005       2006       2005      2006       2005       2006       2005
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $    32.8   $    30.0   $   12.2   $  15.3   $   11.0   $    3.8   $   18.1   $    7.1
      Capital gains distributions                   --         1.8         --        --        0.2         --         --         --
      Realized capital gain (loss) on sales
         of fund shares                          (10.8)       (3.0)     (14.6)     (1.0)        --         --        1.4       (0.7)
      Change in unrealized appreciation/
         depreciation on investments during
         the period                                8.6       (16.4)      11.9     (11.7)      (1.4)      (0.1)       8.8       (3.1)
                                             ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             30.6        12.4        9.5       2.6        9.8        3.7       28.3        3.3

   From contractholder transactions:
      Variable annuity deposits                  118.3       167.3       46.5      78.1       45.9      103.4      154.5      119.7
      Contractholder maintenance charges          (5.9)       (8.9)      (1.8)     (2.9)      (1.0)      (0.6)      (3.1)      (0.8)
      Terminations and withdrawals               (96.4)     (136.7)     (11.9)    (18.8)      (3.6)      (2.5)     (36.5)      (1.2)
      Transfers between subaccounts, net        (184.1)      (17.0)    (206.3)      8.4       42.0       34.6       26.8        0.1
                                             ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          (168.1)        4.7     (173.5)     64.8       83.3      134.9      141.7      117.8
                                             ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets        (137.5)       17.1     (164.0)     67.4       93.1      138.6      170.0      121.1
   Net assets at beginning of period           1,191.1     1,174.0      487.2     419.8      155.1       16.5      198.3       77.2
                                             ---------------------------------------------------------------------------------------
   Net assets at end of period               $ 1,053.6   $ 1,191.1   $  323.2   $ 487.2   $  248.2   $  155.1   $  368.3   $  198.3
                                             =======================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                   Security                                                         Security
                                                     Alpha                Security             Security              Mid Cap
                                                  Opportunity              Global               Equity                Value
                                                   Subaccount            Subaccount           Subaccount            Subaccount
                                                 2006      2005       2006       2005       2006       2005       2006       2005
                                              --------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
       Net investment income (loss)           $   (3.1)  $   (2.1)  $  (15.8)  $   (9.9)  $   (0.5)  $   (0.2)  $  (10.1)  $  (17.9)
       Capital gains distributions                33.6       18.7      243.9         --        5.7        1.3      147.8      127.8
       Realized capital gain (loss) on sales
         of fund shares                           (2.5)       6.2       76.2       12.1        0.1       (0.3)     107.9       62.5
       Change in unrealized appreciation/
         depreciation on investments during
         the period                              (10.5)      (5.1)     (69.8)     142.2        0.3        0.5       81.6      104.2
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                              17.5       17.7      234.5      144.4        5.6        1.3      327.2      276.6

   From contractholder transactions:
       Variable annuity deposits                  71.2      160.3      398.1      214.9       17.4       23.9      646.7      632.6
       Contractholder maintenance charges         (1.7)      (1.4)      (5.7)      (3.2)      (0.3)      (0.4)     (11.7)      (7.5)
       Terminations and withdrawals               (2.8)      (0.2)     (74.8)     (37.5)      (0.9)      (5.1)    (144.5)     (53.9)
       Transfers between subaccounts, net         28.4      (57.8)      40.3      246.0       (1.9)     (12.2)    (253.1)     (80.3)
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions             95.1      100.9      357.9      420.2       14.3        6.2      237.4      490.9
                                              --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets         112.6      118.6      592.4      564.6       19.9        7.5      564.6      767.5
   Net assets at beginning of period             234.7      116.1    1,398.9      834.3       43.2       35.7    2,340.0    1,572.5
                                              --------------------------------------------------------------------------------------
   Net assets at end of period                $  347.3   $  234.7   $1,991.3   $1,398.9   $   63.1   $   43.2   $2,904.6   $2,340.0
                                              ======================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                     Security                Security                Security
                                                   Security         Small Cap               Large Cap                Mid Cap
                                                  Select 25           Growth                  Value                   Growth
                                                  Subaccount        Subaccount              Subaccount              Subaccount
                                                    2006**       2006        2005       2006        2005        2006        2005
                                                  ----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                 $    (1.0)  $    (1.9)  $    (1.1)  $    (3.3)  $    (0.4)  $    (6.3)  $    (3.8)
     Capital gains distributions                         --          --          --          --          --        58.0        34.5
     Realized capital gain (loss) on sales
       of fund shares                                    --         1.5         0.1         9.5         0.1         0.3         1.4
     Change in unrealized appreciation/
       depreciation on investments during
       the period                                      13.4         4.3         9.2        61.9         9.5       (38.6)       (0.7)
                                                  ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                   12.4         3.9         8.2        68.1         9.2        13.4        31.4

   From contractholder transactions:
     Variable annuity deposits                         32.1        70.1        71.3        83.5        79.4       168.8       180.8
     Contractholder maintenance charges                (0.6)       (2.0)       (0.7)       (3.1)       (0.7)       (3.5)       (1.8)
     Terminations and withdrawals                      (1.3)      (10.8)       (0.2)      (23.0)       (1.9)      (25.3)      (23.8)
     Transfers between subaccounts, net               146.4         9.7         4.6       383.9        15.2        (4.2)       23.1
                                                  ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions                 176.6        67.0        75.0       441.3        92.0       135.8       178.3
                                                  ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets              189.0        70.9        83.2       509.4       101.2       149.2       209.7
   Net assets at beginning of period                     --       127.2        44.0       152.6        51.4       464.0       254.3
                                                  ----------------------------------------------------------------------------------
   Net assets at end of period                    $   189.0   $   198.1   $   127.2   $   662.0   $   152.6   $   613.2   $   464.0
                                                  ==================================================================================

**    For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                           T. Rowe Price  T Rowe Price      Van Kampen
                                                              Capital        Growth         Equity and              Van Kampen
                                                            Appreciation     Stock            Income                 Comstock
                                                             Subaccount    Subaccount       Subaccount              Subaccount
                                                                2006*        2006*        2006        2005       2006        2005
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                            $    0.1       $     --    $   18.7    $    8.3   $   29.9    $   16.3
     Capital gains distributions                                  0.2            0.6        74.9        44.0      142.5       145.0
     Realized capital gain (loss) on sales
       of fund shares                                              --             --         6.1         4.4       15.0         8.4
     Change in unrealized appreciation/
       depreciation on investments during
       the period                                                (0.3)          (1.1)       71.0         1.2      202.9       (90.0)
                                                           -------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                               --           (0.5)      170.7        57.9      390.3        79.7

   From contractholder transactions:
     Variable annuity deposits                                    2.8            0.1       443.5       323.5      593.3       584.5
     Contractholder maintenance charges                            --           (0.1)       (8.2)       (4.3)      (8.5)       (5.9)
     Terminations and withdrawals                                  --           (0.1)      (57.7)      (49.0)     (70.5)      (53.7)
     Transfers between subaccounts, net                            --          147.6       210.9       186.2      (49.5)      251.4
                                                           -------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions                             2.8          147.5       588.5       456.4      464.8       776.3
                                                           -------------------------------------------------------------------------
   Net increase (decrease) in net assets                          2.8          147.0       759.2       514.3      855.1       856.0
   Net assets at beginning of period                               --             --     1,075.2       560.9    2,405.2     1,549.2
                                                           -------------------------------------------------------------------------
   Net assets at end of period                               $    2.8       $  147.0    $1,834.4    $1,075.2   $3,260.3    $2,405.2
                                                           =========================================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                                Wells Fargo                            Wells Fargo
                                              Van Kampen         Advantage        Wells Fargo           Advantage
                                              Aggressive        Growth and         Advantage            Small Cap
                                                Growth            Income            Growth                Value
                                              Subaccount        Subaccount         Subaccount          Subaccount
                                            2006      2005     2006     2005     2006     2005      2006        2005
                                           -----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $  (1.0)  $ (0.8)  $ (0.3)  $ (0.3)  $ (1.0)  $ (0.6)  $   (11.1)  $    (8.4)
      Capital gains distributions               --       --       --       --       --       --       111.4       114.0
      Realized capital gain (loss) on
         sales of fund shares                  0.6      0.7      1.3      2.3      3.0      1.7        32.3        20.0
      Change in unrealized appreciation/
         depreciation on investments
         during the period                     3.9      7.7      5.9     (3.4)     1.6      3.8        (2.9)        0.1
                                           -----------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                          3.5      7.6      6.9     (1.4)     3.6      4.9       129.7       125.7

   From contractholder transactions:
      Variable annuity deposits               22.4     45.2      9.0     11.8     27.0     25.7       224.2       226.8
      Contractholder maintenance charges      (0.4)    (0.3)    (0.3)    (0.2)    (0.6)    (0.3)       (2.3)       (1.5)
      Terminations and withdrawals            (3.3)    (2.0)    (4.9)      --     (6.8)    (1.8)      (73.7)      (46.8)
      Transfers between subaccounts, net       6.4     (2.4)    (1.5)   (25.6)    16.5      2.6       (67.7)        6.1
                                           -----------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        25.1     40.5      2.3    (14.0)    36.1     26.2        80.5       184.6
                                           -----------------------------------------------------------------------------
   Net increase (decrease) in net assets      28.6     48.1      9.2    (15.4)    39.7     31.1       210.2       310.3
   Net assets at beginning of period          85.0     36.9     42.9     58.3     54.7     23.6     1,064.1       753.8
                                           -----------------------------------------------------------------------------
   Net assets at end of period             $ 113.6   $ 85.0   $ 52.1   $ 42.9   $ 94.4   $ 54.7   $ 1,274.3   $ 1,064.1
                                           =============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2006 and 2005

                                                 Wells Fargo
                                                  Advantage
                                                 Opportunity
                                                 Subaccount
                                                2006      2005
                                              ------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $  (0.6)  $  (0.6)
      Capital gains distributions                11.6       6.5
      Realized capital gain (loss) on sales
         of fund shares                           0.6       2.5
      Change in unrealized appreciation/
         depreciation on investments during
         the period                              (5.5)     (4.7)
                                              ------------------
   Net increase (decrease) in net assets
      from operations                             6.1       3.7

   From contractholder transactions:
      Variable annuity deposits                  15.2      22.3
      Contractholder maintenance charges         (0.5)     (0.2)
      Terminations and withdrawals               (2.4)     (0.1)
      Transfers between subaccounts, net         (1.5)    (17.2)
                                              ------------------
   Net increase (decrease) in net assets
      from contractholder transactions           10.8       4.8
                                              ------------------
   Net increase (decrease) in net assets         16.9       8.5
   Net assets at beginning of period             51.1      42.6
                                              ------------------
   Net assets at end of period                $  68.0   $  51.1
                                              ==================

See accompanying notes.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                          Notes to Financial Statements

                                December 31, 2006

1. Organization and Significant Accounting Policies

Organization

Security Benefit Advisor Variable Annuity (APVA) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for APVA are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

             Subaccount                                      Mutual Fund
----------------------------------------------------------------------------------------------
                                        AIM Advisors, Inc.:
AIM Basic Value                           AIM Basic Value Fund (Class A)
AIM Dynamics                              AIM Dynamics Fund (Class K)
AIM Large Cap Growth                      AIM Large Cap Growth Fund (Class A)
AIM Mid Cap Core Equity                   AIM Mid Cap Core Equity Fund (Class A)
AIM Small Cap Growth                      AIM Small Cap Growth Fund (Class A)
AIM Technology                            AIM Technology Fund (Class K)
                                        American Century Investment Management, Inc.:
American Century Equity Income            American Century Equity Income Fund (Advisor Class)
American Century Heritage                 American Century Heritage Fund (Advisor Class)
American Century International Growth     American Century International Growth Fund (Advisor
                                            Class)
American Century Select                   American Century Select Fund (Advisor Class)
American Century Ultra                    American Century Ultra Fund (Advisor Class)
American Century Strategic Allocation     American Century Strategic Allocation
   Aggressive                               Aggressive (Advisor Class)
American Century Strategic Allocation     American Century Strategic Allocation
   Conservative*                            Conservative (Advisor Class)
American Century Strategic Allocation     American Century Strategic Allocation
   Moderate*                                Moderate (Advisor Class)
                                        Baron Capital, Inc.:
Baron Asset                               Baron Asset Fund
                                        Calamos Advisors:
Calamos Growth and Income                 Calamos Growth and Income Fund (Class A)
Calamos High Yield*                       Calamos High Yield Fund (Class A)
                                        Quantitative Management Associates, LLC:
Dryden Small-Cap Core Equity*             Dryden Small-Cap Core Equity Fund (Class A)
                                        The Dreyfus Corporation:
Dreyfus Appreciation                      Dreyfus Appreciation Fund, Inc. (Class A)
Dreyfus Midcap Value                      Dreyfus Midcap Value Fund  (Class A)
Dreyfus General Money Market              Dreyfus General Money Market Fund (Class A)
Dreyfus Premier Strategic Value           Dreyfus Premier Strategic Value Fund (Class A)

* This subaccount was available for investment in 2006; however, there was no activity.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

              Subaccount                                              Mutual Fund
--------------------------------------------------------------------------------------------------------------
                                          Federated Investment Management Company:
Federated Bond                              Federated Bond Fund (Class A)
                                          Fidelity Management & Research Company:
Fidelity Advisor Dividend Growth            Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital      Fidelity Advisor International Capital Appreciation Fund (Class T)
   Appreciation
Fidelity Advisor Mid Cap                    Fidelity Advisor Mid Cap Fund (Class T)
Fidelity Advisor Real Estate                Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies           Fidelity Advisor Value Strategies Fund (Class T)
                                          Goldman Sachs Asset Management International:
Goldman Sachs Emerging Markets Equity       Goldman Sachs Emerging Markets Equity Fund (Service)
                                          Goldman Sachs Asset Management, LP:
Goldman Sachs Government Income             Goldman Sachs Government Income Fund (Service
                                          Janus Capital Management, LLC:
Janus Adviser INTECH Risk-Managed Core      Janus Adviser INTECH Risk-Managed Core Fund (Class S)
Janus Adviser International Growth          Janus Adviser International Growth Fund (Class S)
                                          Jennison Associates, LLC:
Jennison 20/20 Focus*                       Jennison 20/20 Focus Fund (Class A)
Jennison Small Company                      Jennison Small Company Fund (Class A)
                                          Neuberger Berman Management, Inc.:
Neuberger Berman Partners*                  Neuberger Berman Partners Fund (Advisor)
Neuberger Berman Socially Responsive        Neuberger Berman Socially Responsive Fund (Trust)
                                          Northern Trust Investments, Inc.:
Northern Institutional Balanced             Northern Institutional Balanced Fund (Class A)
Northern Large Cap Value                    Northern Large Cap Value Fund
Northern Select Equity                      Northern Select Equity Fund
                                          Pacific Investment Management Company, LLC:
PIMCO All Asset*                            PIMCO All Asset Fund (Class R)
PIMCO Foreign Bond (U.S. Dollar-Hedged)     PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund (Class R)
PIMCO Real Return                           PIMCO Real Return Fund (Class R)
PIMCO Total Return                          PIMCO Total Return Fund (Class R)
                                          Royce & Associates, LLC:
Royce Opportunity                           Royce Opportunity Fund (Service)
Royce Value*                                Royce Value Fund (Service)
                                          RS Investment Management L.P.:
RS Information Age*                         RS Information Age Fund (Class A)
RS Partners                                 RS Partners Fund (Class A)
                                          RS Investment Management L.P. (continued):
RS Value                                    RS Value Fund (Class A)
                                          Rydex Global Advisors, Inc.:
Rydex Sector Rotation                       Rydex Sector Rotation Fund (Class H)
                                          Security Income Fund:
Security Capital Preservation               Security Capital Preservation Fund (Class A)
Security Diversified Income                 Security Diversified Income Fund (Class A)
Security Income Opportunity                 Security Income Opportunity (Class A)
Security High Yield                         Security High Yield Fund (Class A)

* This subaccount was available for investment in 2006; however, there was no activity.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

            Subaccount                                       Mutual Fund
--------------------------------------------------------------------------------------------
                                         Security Equity Fund:
Security Alpha Opportunity                 Security Alpha Opportunity (Class A)
Security Global                            Security Global Fund (Class A)
Security Equity                            Security Equity Fund (Class A)
Security Mid Cap Value                     Security Mid Cap Value Fund (Class A)
Security Select 25                         Security Select 25 Fund (Class A)
Security Small Cap Growth                  Security Small Cap Growth Fund (Class A)
Security Large Cap Value                   Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                    Security Mid Cap Growth Fund (Class A)
Security Large Cap Growth                  Security Large Cap Growth Fund (Class A)
Security Social Awareness                  Security Social Awareness Fund (Class A)
                                         T. Rowe Price Investment Services, Inc.:
T. Rowe Price Capital Appreciation         T. Rowe Price Capital Appreciation Fund (Advisor)
T. Rowe Price Growth Stock                 T. Rowe Price Growth Stock Fund (Advisor)
                                         Van Kampen Asset Mangement:
Van Kampen Equity and Income               Van Kampen Equity and Income Fund (Class A)
Van Kampen Comstock                        Van Kampen Comstock Fund (Class A)
Van Kampen Aggressive Growth               Van Kampen Aggressive Growth Fund (Class A)
                                         Matrix Asset Advisors, Inc.:
Wells Fargo Advantage Growth               Wells Fargo Advantage Growth and
   and Income                                 Income (Advisor Class)
                                         Wells Capital Management Incorporated:
Wells Fargo Advantage Growth               Wells Fargo Advantage Growth (Advisor Class)
Wells Fargo Advantage Small Cap Value      Wells Fargo Advantage Small Cap Value (Class A)
Wells Fargo Advantage Opportunity          Wells Fargo Advantage Opportunity (Advisor Class)

During 2006, the AIM Blue Chip Fund, the Security Large Cap Growth Fund, and the Security Social Awareness Fund merged into the AIM Large Cap Growth Fund,
Security Select 25 Fund, and the Neuberger Berman Socially Responsive Fund, respectively.

Pursuant to the plan of reorganization approved by the AIM Blue Chip Fund shareholders, the AIM Large Cap Growth Fund acquired all the net assets of the AIM Blue Chip Fund, which totaled $379,992 on the closing date of the reorganization, March 24, 2006. A total of 30,327 shares were exchanged from the AIM Blue Chip Fund. In exchange for the assets of the AIM Blue Chip Fund, 34,049 shares of the AIM Large Cap Growth Fund were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the Security Large Cap Growth Fund shareholders, the Security Select 25 Fund acquired all the net assets of the Security Large Cap Growth Fund, which totaled $121,824 on the closing date of the reorganization, June 16, 2006. A total of 19,369 shares were exchanged from the Security Large Cap Growth Fund. In exchange for the assets of the Security Large Cap Growth Fund, 12,690 shares

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

of the Security Select 25 Fund were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the Security Social Awareness Fund shareholders, the Neuberger Berman Socially Responsive acquired all the net assets of the Security Social Awareness Fund, which totaled $25,507 on the closing date of the reorganization, June 16, 2006. A total of 1,213 shares were exchanged from the Security Social Awareness Fund. In exchange for the assets of the Security Social Awareness Fund, 1,614 shares of the Neuberger Berman Socially Responsive were issued to shareholders of record immediately after the closing date.

The financial information set forth herein includes only the amounts in the Account supporting APVA. APVA was first offered on September 3, 2002.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Advisors, Inc. serves as investment advisor of AIM Basic Value Fund, AIM Blue Chip Fund, AIM Dynamics, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor of American Century Equity Income Fund, American Century Heritage Fund, American Century
International Growth Fund, American Century Select Fund, American Century Strategic Allocation Aggressive, American Century Strategic Allocation Conservative, American Century Strategic Allocation Moderate, and American Century Ultra Fund. Baron Capital, Inc. serves as investment advisor of Baron Asset Fund. Calamos Advisors, LLC serves as investment advisor of Calamos Growth and Income Fund and Calamos High Yield Fund. Quantitative Management Associates, LLC serves as the investment advisor of Dryden Small-Cap Core Equity Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus Appreciation Fund,
Dreyfus Midcap Value Fund, Dreyfus General Money Market Fund, and Dreyfus Premier Strategic Value Fund. Federated Investment Management Company serves as investment advisor of Federated Bond Fund. Fidelity Management & Research Company serves as investment advisor of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Mid Cap Fund, and Fidelity Advisor Real Estate Fund, and Fidelity Advisor Value Strategies Fund. Goldman Sachs Asset Management International serves as investment advisor of Goldman Sachs Emerging Markets Equity Fund. Goldman

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Sachs Asset Management, LP serves as investment advisor of Goldman Sachs Government Income Fund. Janus Capital Management, LLC serves as investment advisor of Janus Adviser INTECH Risk-Managed Core Fund and Janus Adviser International Growth Fund. Jennison Associates, LLC serves as investment advisor of Jennison 20/20 Focus Fund and Jennison Small Company Fund. Neuberger Berman Management, Inc. serves as investment advisor of Neuberger Berman Partners Fund and Neuberger Berman Socially Responsive Fund. Northern Trust Investments serves as investment advisor of Northern Institutional Balanced Fund, Northern Large Cap Value Fund, and Northern Select Equity Fund. Pacific Investment Management Company, LLC serves as investment advisor of PIMCO All Asset Fund, PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund, PIMCO Real Return Fund, and PIMCO Total Return Fund. Royce & Associates, LLC serves as investment advisor of Royce Opportunity Fund and Royce Value Fund. RS Investment Management L.P. serves as investment advisor of RS Information Age Fund, RS Partners, and RS Value Fund. Rydex Investments serves as investment advisor of Rydex Sector Rotation Fund. Security Management Company, LLC (SMC) serves as investment advisor of Security Diversified Income Fund, Security Equity Fund, Security High Yield Fund, Security Large Cap Growth Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Mid Cap Value Fund, Security Select 25 Fund and Security Social Awareness Fund. SMC is a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly-owned subsidiary of Security Benefit Corporation. SMC has engaged Deutsche Asset Management, Inc. to provide investment advisor services to Security Capital Preservation Fund, Four Corners Capital Management, LLC to provide subadvisory services to Security Income Opportunity, Mainstream Investment Advisers to provide subadvisory services to Security Alpha Opportunity Fund, OppenheimerFunds, Inc. to provide subadvisory services to Security Global Fund, and RS Investment Management L.P. to provide subadvisory services to Security Small Cap Growth Fund. T. Rowe Price serves as investment advisor of T. Rowe Price Capital Appreciation Fund and T. Rowe Price Growth Stock Fund. Van Kampen Asset Management serves as investment advisor of Van Kampen Equity and Income Fund, Van Kampen Comstock Fund, and Van Kampen Aggressive Growth. Matrix Asset Advisors, Inc. serves as investment advisor of Wells Fargo Advantage Growth and Income. Wells Capital Management Incorporated serves as investment advisor of Wells Fargo Advantage Growth, Wells Fargo Advantage Small Cap Value, and Wells Fargo Advantage Opportunity.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, except for those individual subaccounts operating for the portion of the year as disclosed in the financial statements, were as follows:

                                                           Cost of     Proceeds
                    Subaccount                            Purchases   from Sales
--------------------------------------------------------------------------------
                                                              (In Thousands)

AIM Basic Value                                           $   125.0   $     31.9
AIM Dynamics                                                   50.1          4.6
AIM Large Cap Growth                                          513.2         30.8
AIM Mid Cap Core Equity                                       359.7        218.7
AIM Small Cap Growth                                          188.2         44.9
AIM Technology                                                141.1         44.1
American Century Equity Income                                547.7        307.6
American Century Heritage                                     145.2        116.5
American Century International Growth                         537.3        176.6
American Century Select                                       185.5         95.5
American Century Ultra                                         78.5         10.6
American Century Strategic Allocation Aggressive                1.1           --
Baron Asset                                                     3.3           --
Calamos Growth and Income                                      54.6          0.1
Dreyfus Appreciation                                          507.3        144.2
Dreyfus Mid Cap Value                                         125.8         15.6
Dreyfus General Money Market                                1,017.1        918.8
Dreyfus Premier Strategic Value                               283.6         48.5
Federated Bond                                                 65.4          0.1
Fidelity Advisor Dividend Growth                              121.0         25.0
Fidelity Advisor International Capital Appreciation           148.2        115.3
Fidelity Advisor Mid Cap                                      181.2        164.9
Fidelity Advisor Real Estate                                  331.1         54.8
Fidelity Advisor Value Strategies                             263.1         95.6
Goldman Sachs Emerging Markets Equity                          10.9           --
Goldman Sachs Government Income                               155.1          0.2
Janus Adviser INTECH Risk-Managed Core                          2.1           --
Janus Adviser International Growth                              8.0           --
Jennison Small Company                                        134.2          0.2
Neuberger Berman Socially Responsive                           26.0          2.4
Northern Institutional Balanced                                22.3          6.0
Northern Large Cap Value                                      109.2         25.7
Northern Select Equity                                         12.0         18.5

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                           Cost of     Proceeds
                    Subaccount                            Purchases   from Sales
--------------------------------------------------------------------------------
                                                              (In Thousands)

PIMCO Foreign Bond (U.S. Dollar-Hedged)                   $    42.0   $       --
PIMCO Real Return                                             856.9        729.8
PIMCO Total Return                                            535.3        315.2
Royce Opportunity                                               7.2           --
RS Partners                                                   773.5        527.1
RS Value                                                        1.5           --
Rydex Sector Rotation                                         415.9        193.0
Security Capital Preservation                                 307.7        443.0
Security Diversified Income                                   173.7        335.0
Security Income Opportunity                                   103.7          9.3
Security High Yield                                           336.4        176.6
Security Alpha Opportunity                                    332.3        206.7
Security Global                                               920.1        334.1
Security Equity                                                22.5          3.0
Security Mid Cap Value                                        903.4        528.3
Security Select 25                                            178.2          2.6
Security Small Cap Growth                                      86.3         21.2
Security Large Cap Value                                      539.9        101.9
Security Mid Cap Growth                                       234.8         47.3
T. Rowe Price Capital Appreciation                              3.1           --
T. Rowe Price Growth Stock                                    148.3          0.2
Van Kampen Equity and Income                                  790.8        108.7
Van Kampen Comstock                                           802.7        165.5
Van Kampen Aggressive Growth                                   27.8          3.7
Wells Fargo Advantage Growth and Income                        12.2         10.2
Wells Fargo Advantage Growth                                   66.8         31.7
Wells Fargo Advantage Small Cap Value                         342.2        161.4
Wells Fargo Advantage Opportunity                              26.3          4.5

Annuity Reserves

As of December 31, 2006, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2006 and 2005, except for those individual subaccounts operating for portions of the year as disclosed in the financial statements, were as follows:

                                                    2006                               2005
                                      --------------------------------   --------------------------------
                                                              Net                                 Net
                                       Units     Units      Increase     Units      Units      Increase
             Subaccount               Issued   Redeemed    (Decrease)    Issued   Redeemed    (Decrease)
----------------------------------------------------------------------   --------------------------------
                                                                 (In Thousands)
AIM Basic Value                         15        (6)            9         14       (10)            4
AIM Dynamics                             7        (1)            6          6        (6)           --
AIM Large Cap Growth                    81        (6)           75         --        --            --
AIM Mid Cap Core Equity                 30       (32)           (2)        27       (10)           17
AIM Small Cap Growth                    23       (11)           12         15        (2)           13
AIM Technology                          47       (25)           22         61       (29)           32
American Century Equity Income          56       (42)           14         65       (22)           43
American Century Heritage               14       (12)            2         12        (1)           11
American Century International
  Growth                                73       (34)           39         57        (7)           50
American Century Select                 59       (43)          (16)        38       (14)           24
American Century Ultra                   8        (2)            6         10        (2)            8
American Century Strategic
  Allocation Aggressive                 --        --            --         --        --            --
Baron Asset                             --        --            --         --        --            --
Calamos Growth and Income                5        --            5          --        --            --
Dreyfus Appreciation                    75       (39)           36         52       (13)           39
Dreyfus Midcap Value                    13        (4)            9         14        (3)           11
Dreyfus General Money Market           186      (175)           11        168      (160)            8
Dreyfus Premier Strategic Value         28       (10)           18         20        (6)           14
Federated Bond                           7        --             7         --        --            --
Fidelity Advisor Dividend Growth        20        (9)           11         20       (10)           10
Fidelity Advisor International
  Capital Appreciation                  16       (21)           (5)         2       (10)           (8)
Fidelity Advisor Mid Cap                19       (19)           --          5        (1)            4
Fidelity Advisor Real Estate            22        (9)           13         10        (2)            8
Fidelity Advisor Value Strategies       33       (24)            9         21        (3)           18
Goldman Sachs Emerging Markets
   Equity                                1        --             1         --        --            --
Goldman Sachs Government Income         16        --            16         --        --            --
Janus Adviser INTECH Risk-Managed
   Core                                 --        --            --         --        --            --
Janus Adviser International Growth       1        --             1         --        --            --

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                    2006                               2005
                                      --------------------------------   --------------------------------
                                                              Net                                 Net
                                       Units     Units      Increase     Units      Units      Increase
             Subaccount               Issued   Redeemed    (Decrease)    Issued   Redeemed    (Decrease)
----------------------------------------------------------------------   --------------------------------
                                                                 (In Thousands)
Jennison Small Company                  14        --           14          --        --            --
Neuberger Berman Socially
  Responsive                             3        --            3          --        --            --
Northern Institutional Balanced          4        (3)           1           3        (1)            2
Northern Large Cap Value                 7        (2)           5           6        (1)            5
Northern Select Equity                   4        (4)          --           5        (1)            4
PIMCO Foreign Bond (U.S.
  Dollar-Hedged)                         4        --            4          --        --            --
PIMCO Real Return                      110       (97)          13         174       (74)          100
PIMCO Total Return                      74       (51)          23          39       (17)           22
Royce Opportunity                        1        --            1          --        --            --
RS Partners                             86       (73)          13          47       (19)           28
RS Value                                --        --           --          --        --            --
Rydex Sector Rotation                   41       (24)          17          38        (3)           35
Security Capital Preservation           72       (85)         (13)         37       (34)            3
Security Diversified Income             21       (37)         (16)         11        (4)            7
Security Income Opportunity             12        (3)           9          15        (2)           13
Security High Yield                     38       (24)          14          16        (5)           11
Security Alpha Opportunity              30       (23)           7          18        (9)            9
Security Global                         89       (55)          34          54        (9)           45
Security Equity                          2        (1)           1           3        (2)            1
Security Mid Cap Value                 101       (83)          18          71       (34)           37
Security Select 25                      21        (1)          20          --        --            --
Security Small Cap Growth               10        (3)           7           8        --             8
Security Large Cap Value                62       (17)          45          12        (1)           11
Security Mid Cap Growth                 25       (11)          14          25        (5)           20
T Rowe Price Capital Appreciation       --        --           --          --        --            --
T Rowe Price Growth Stock               15        --           15          --        --            --
Van Kampen Equity and Income            91       (36)          55          56       (12)           44
Van Kampen Comstock                    100       (48)          52         102       (16)           86
Van Kampen Aggressive Growth             8        (4)           4           7        (1)            6
Wells Fargo Advantage Growth
  and Income                             3        (3)          --           2        (4)           (2)
Wells Fargo Advantage Growth            12        (7)           5           8        (3)            5
Wells Fargo Advantage Small Cap
  Value                                 29       (22)           7          24       (10)           14
Wells Fargo Advantage
  Opportunity                            2        (1)           1           3        (3)           --

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the years as follows:

           Subaccount                   2006         2005       2004       2003
-------------------------------------------------------------------------------

AIM Basic Value
Units                                 31,428       22,702     18,419      7,340
Unit value                          $  10.41    $    9.56   $   9.42   $   8.83
Net assets (000s)                   $  327.3    $   217.2   $  173.4   $   64.9
Ratio of expenses to net assets*        0.90%        0.90%      0.90%      0.90%
Investment income ratio**               0.09%          --%        --%        --%
Total return***                         8.85%        1.52%      6.68%     28.53%

AIM Dynamics
Units                                 10,386        4,454      4,130      5,424
Unit value                          $   8.53    $    7.62   $   7.18   $   6.69
Net assets (000s)                   $   88.6    $    33.9   $   29.7   $   36.3
Ratio of expenses to net assets*        0.90%        0.90%      0.90%      0.90%
Investment income ratio**                 --%          --%        --%        --%
Total return***                        12.02%        6.03%      7.32%     32.74%

AIM Large Cap Growth(3)
Units                                 74,472           --         --         --
Unit value                          $   7.33    $      --   $     --   $     --
Net assets (000s)                   $  546.6    $      --   $     --   $     --
Ratio of expenses to net assets*        0.90%          --%        --%        --%
Investment income ratio**                 --%          --%        --%        --%
Total return***                        (0.36)%         --%        --%        --%

AIM Mid Cap Core Equity
Units                                 96,433       98,386     81,683     59,018
Unit value                          $  11.92    $   11.16   $  10.80   $   9.87
Net assets (000s)                   $1,149.9    $ 1,097.9   $  882.2   $  582.3
Ratio of expenses to net assets*        0.90%        0.90%      0.90%      0.90%
Investment income ratio**               0.70%          --%      7.74%        --%
Total return***                         6.86%        3.32%      9.42%     19.35%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity
                   of Security Benefit Life Insurance Company

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

              Subaccount                  2006       2005       2004       2003
--------------------------------------------------------------------------------

AIM Small Cap Growth
Units                                   56,603     44,154     31,422      7,945
Unit value                            $  10.06  $    9.15   $   8.79   $   8.55
Net assets (000s)                     $  569.6  $   404.1   $  276.0   $   67.9
Ratio of expenses to net assets*          0.90%      0.90%      0.90%      0.90%
Investment income ratio**                   --%        --%        --%        --%
Total return***                           9.94%      4.18%      2.81%     30.73%

AIM Technology
Units                                   80,330     58,015     25,559     12,296
Unit value                            $   5.02  $    4.74   $   4.85   $   4.89
Net assets (000s)                     $  403.0  $   275.1   $  124.0   $   60.1
Ratio of expenses to net assets*          0.90%      0.90%      0.90%      0.90%
Investment income ratio**                   --%        --%        --%        --%
Total return***                           5.79%     (2.18)%    (0.82)%    31.10%

American Century Equity Income
Units                                   86,777     72,862     29,286     13,942
Unit value                            $  13.77  $   12.00   $  12.21   $  11.31
Net assets (000s)                     $1,194.7  $   874.3   $  357.5   $  157.6
Ratio of expenses to net assets*          0.90%      0.90%      0.90%      0.90%
Investment income ratio**                 2.12%      2.15%      8.61%      3.46%
Total return***                          14.74%     (1.71)%     7.96%     19.18%

American Century Heritage
Units                                   18,965     16,848      5,602      2,900
Unit value                            $  10.70  $    9.52   $   8.12   $   7.90
Net assets (000s)                     $  202.8  $   160.4   $   45.5   $   22.9
Ratio of expenses to net assets*          0.90%      0.90%      0.90%      0.90%
Investment income ratio**                   --%        --%        --%        --%
Total return***                          12.36%     17.25%      2.78%     13.51%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

              Subaccount                  2006        2005       2004      2003
--------------------------------------------------------------------------------

American Century International
  Growth
Units                                  115,933      76,879     26,679    10,435
Unit value                           $   10.93   $    9.11   $   8.38  $   7.57
Net assets (000s)                    $ 1,266.6   $   700.2   $  223.4  $   79.0
Ratio of expenses to net assets*          0.90%       0.90%      0.90%     0.90%
Investment income ratio**                 0.61%       2.13%      1.12%     0.96%
Total return***                          19.96%       8.74%     10.70%    18.28%

American Century Select
Units                                  125,349     109,953     86,670    73,396
Unit value                           $    7.16   $    7.60   $   7.85  $   7.62
Net assets (000s)                    $   897.0   $   835.3   $  680.3  $  559.3
Ratio of expenses to net assets*          0.90%       0.90%      0.90%     0.90%
Investment income ratio**                 0.19%       0.54%        --%       --%
Total return***                          (5.79)%     (3.23)%     3.02%    19.62%

American Century Ultra
Units                                   17,253      11,623      3,827       283
Unit value                           $   10.62   $   11.45   $  11.68  $  11.01
Net assets (000s)                    $   183.3   $   133.0   $   44.7  $    3.1
Ratio of expenses to net assets*          0.90%       0.90%      0.90%     0.90%
Investment income ratio**                   --%         --%        --%       --%
Total return***                          (7.18)%     (2.04)%     6.09%     3.09%

American Century Strategic
  Allocation Aggressive(1)
Units                                       99          --         --        --
Unit value                           $   10.10   $      --   $     --  $     --
Net assets (000s)                    $     1.0   $      --   $     --  $     --
Ratio of expenses to net assets*          0.90%         --%        --%       --%
Investment income ratio**(4)              2.33%         --%        --%       --%
Total return***                           1.02%         --%        --%       --%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

              Subaccount                 2006        2005       2004       2003
--------------------------------------------------------------------------------

Baron Asset(1)
Units                                     325          --         --         --
Unit value                           $  10.03   $      --   $     --   $     --
Net assets (000s)                    $    3.3   $      --   $     --   $     --
Ratio of expenses to net assets*         0.90%         --%        --%        --%
Investment income ratio**                  --%         --%        --%        --%
Total return***                          0.35%         --%        --%        --%

Calamos Growth and Income(1)
Units                                   5,382          --         --         --
Unit value                           $  10.01   $      --   $     --   $     --
Net assets (000s)                    $   53.9   $      --   $     --   $     --
Ratio of expenses to net assets*         0.90%         --%        --%        --%
Investment income ratio**                1.15%         --%        --%        --%
Total return***                          0.07%         --%        --%        --%

Dreyfus Appreciation
Units                                 225,480     189,162    149,939     84,198
Unit value                           $   9.48   $    8.48   $   8.47   $   8.34
Net assets (000s)                    $2,137.7   $ 1,603.7   $1,269.1   $  701.8
Ratio of expenses to net assets*         0.90%       0.90%      0.90%      0.90%
Investment income ratio**                1.57%       1.50%      1.69%      2.17%
Total return***                         11.82%       0.16%      1.56%     15.83%

Dreyfus Midcap Value
Units                                  30,471      22,053     10,376      3,357
Unit value                           $  11.44   $   10.77   $  10.36   $   9.17
Net assets (000s)                    $  348.5   $   237.4   $  107.5   $   30.7
Ratio of expenses to net assets*         0.90%       0.90%      0.90%      0.90%
Investment income ratio**                1.35%         --%        --%        --%
Total return***                          6.23%       3.94%     12.98%     51.57%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Dreyfus General Money Market
Units                                           71,401        60,374        52,667       14,420
Unit value                                   $    8.86     $    8.85     $    8.99     $   9.31
Net assets (000s)                            $   632.8     $   534.5     $   473.9     $  134.3
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         5.27%         2.52%         0.40%        0.48%
Total return***                                   0.15%        (1.64)%       (3.44%)      (3.62)%

Dreyfus Premier Strategic Value
Units                                           45,524        27,089        12,600        3,656
Unit value                                   $   12.93     $   11.21     $   10.76     $   9.52
Net assets (000s)                            $   588.6     $   303.5     $   135.6     $   34.8
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         2.33%         2.12%           --%          --%
Total return***                                  15.38%         4.12%        13.03%       32.59%

Federated Bond(1)
Units                                            6,580            --            --           --
Unit value                                   $    9.91     $      --     $      --     $     --
Net assets (000s)                            $    65.2     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**(4)                      0.03%           --%           --%          --%
Total return***                                  (0.87)%          --%           --%          --%

Fidelity Advisor Dividend Growth
Units                                           46,600        35,208        25,374        9,987
Unit value                                   $    9.26     $    8.44     $    8.52     $   8.42
Net assets (000s)                            $   431.4     $   297.3     $   216.1     $   84.1
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.89%           --%         1.18%        0.70%
Total return***                                   9.63%        (0.87)%        1.19%       13.78%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Fidelity Advisor International Capital
   Appreciation
Units                                           59,175        64,197        71,828       62,572
Unit value                                   $   13.20     $   11.99     $   11.00     $  10.38
Net assets (000s)                            $   781.4     $   769.4     $   790.4     $  650.1
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.39%         0.80%           --%          --%
Total return***                                  10.12%         9.01%         5.97%       35.51%

Fidelity Advisor Mid Cap
Units                                           21,368        20,691        16,206        7,252
Unit value                                   $   12.45     $   11.45     $   11.00     $   9.87
Net assets (000s)                            $   266.0     $   237.0     $   178.4     $   71.6
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%         3.93%          --%
Total return***                                   8.69%         4.07%        11.45%       35.02%

Fidelity Advisor Real Estate
Units                                           30,062        17,231         8,756          557
Unit value                                   $   21.99     $   16.86     $   15.12     $  11.81
Net assets (000s)                            $   661.1     $   290.5     $   132.4     $    6.6
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.78%         1.99%         7.79%        2.28%
Total return***                                  30.43%        11.54%        28.03%        5.54%

Fidelity Advisor Value Strategies
Units                                           54,355        45,222        26,417       11,170
Unit value                                   $   12.84     $   11.54     $   11.74     $  10.68
Net assets (000s)                            $   697.7     $   522.0     $   310.2     $  119.3
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%         0.58%          --%
Total return***                                  11.21%        (1.70)%        9.93%       48.95%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Goldman Sachs Emerging Markets Equity(1)
Units                                            1,079            --            --           --
Unit value                                   $   10.45     $      --     $      --     $     --
Net assets (000s)                            $    11.3     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                   4.52%           --%           --%          --%

Goldman Sachs Government Income(1)
Units                                           15,610            --            --           --
Unit value                                   $    9.91     $      --     $      --     $     --
Net assets (000s)                            $   154.7     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**(4)                      0.04%           --%           --%          --%
Total return***                                  (0.90)%          --%           --%          --%

Janus Adviser INTECH Risk-Managed Core(1)
Units                                              212            --            --           --
Unit value                                   $   10.08     $      --     $      --     $     --
Net assets (000s)                            $     2.1     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**(4)                      0.46%           --%           --%          --%
Total return***                                   0.85%           --%           --%          --%

Janus Adviser International Growth(1)
Units                                              781            --            --           --
Unit value                                   $   10.28     $      --     $      --     $     --
Net assets (000s)                            $     8.0     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**                         1.42%           --%           --%          --%
Total return***                                   2.77%           --%           --%          --%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Jennison Small Company(1)
Units                                           13,421            --            --           --
Unit value                                   $    9.90     $      --     $      --     $     --
Net assets (000s)                            $   132.8     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                  (1.01)%          --%           --%          --%

Neuberger Berman Socially Responsive(2)
Units                                            2,407            --            --           --
Unit value                                   $   10.51     $      --     $      --     $     --
Net assets (000s)                            $    25.3     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**(4)                      0.13%           --%           --%          --%
Total return***                                   5.07%           --%           --%          --%

Northern Institutional Balanced
Units                                            6,904         5,547         3,846          105
Unit value                                   $   11.32     $   10.94     $   10.88     $  10.72
Net assets (000s)                            $    78.2     $    60.7     $    41.9     $    1.1
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         2.36%         1.88%         3.45%        0.29%
Total return***                                   3.51%         0.51%         1.49%        1.42%

Northern Large Cap Value
Units                                           16,307        11,163         5,926           37
Unit value                                   $   14.16     $   12.34     $   12.42     $  11.65
Net assets (000s)                            $   230.9     $   137.8     $    73.6     $    0.4
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         2.13%         2.14%         2.09%        1.22%
Total return***                                  14.75%        (0.63)%        6.61%       11.61%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Northern Select Equity
Units                                            4,087         4,553           294          169
Unit value                                   $   11.40     $   10.97     $   10.98     $  10.95
Net assets (000s)                            $    46.6     $    49.9     $     3.2     $    1.9
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.34%         0.24%         0.42%          --%
Total return***                                   3.89%        (0.10)%        0.27%        3.60%

PIMCO Foreign Bond (U.S. Dollar-
Hedged)(1)
Units                                            4,243            --            --           --
Unit value                                   $    9.89     $      --     $      --     $     --
Net assets (000s)                            $    42.0     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**(4)                      0.09%           --%           --%          --%
Total return***                                  (1.07)%          --%           --%          --%

PIMCO Real Return
Units                                          140,952       127,351        26,708          965
Unit value                                   $    9.66     $   10.08     $   10.29     $   9.87
Net assets (000s)                            $ 1,362.9     $ 1,285.6     $   276.0     $    9.5
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         3.20%         5.62%         8.36%        0.27%
Total return***                                  (4.22)%        (2.0)%        4.26%        0.30%

PIMCO Total Return
Units                                           65,976        42,523        19,758          602
Unit value                                   $    9.56     $    9.62     $    9.80     $   9.76
Net assets (000s)                            $   630.8     $   409.5     $   193.8     $    5.9
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         5.09%         3.23%         5.59%        0.30%
Total return***                                  (0.68)%       (1.78)%        0.41%        0.93%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Royce Opportunity(1)
Units                                              729            --            --           --
Unit value                                   $   10.08     $      --     $      --     $     --
Net assets (000s)                            $     7.3     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                   0.77%           --%           --%          --%

RS Partners
Units                                           81,393        68,570        40,435        1,087
Unit value                                   $   18.60     $   17.39     $   16.15     $  12.74
Net assets (000s)                            $ 1,514.3     $ 1,192.2     $   653.1     $   13.8
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.29%           --%         8.90%          --%
Total return***                                   6.98%         7.66%        26.77%       11.56%

RS Value(1)
Units                                              139            --            --           --
Unit value                                   $   10.12     $      --     $      --     $     --
Net assets (000s)                            $     1.4     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**(4)                      2.18%           --%           --%          --%
Total return***                                   1.24%           --%           --%          --%

Rydex Sector Rotation
Units                                           55,493        38,738         4,039          115
Unit value                                   $   14.28     $   13.34     $   12.15     $  11.45
Net assets (000s)                            $   792.6     $   516.8     $    49.1     $    1.3
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90
Investment income ratio**                           --%           --%           --%          --%
Total return***                                   7.05%         9.79%         6.11%        0.70%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Security Capital Preservation
Units                                          103,376       117,059       113,336       66,733
Unit value                                   $   10.16     $   10.14     $   10.34     $  10.13
Net assets (000s)                            $ 1,053.6     $ 1,191.1     $ 1,174.0     $  676.1
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         3.80%         3.50%         7.36%        3.18
Total return***                                   0.11%        (1.87)%        2.07%       (0.49)%

Security Diversified Income
Units                                           31,577        47,422        39,926       41,660
Unit value                                   $   10.24     $   10.27     $   10.52     $  10.58
Net assets (000s)                            $   323.2     $   487.2     $   419.8     $  440.6
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         3.91%         4.36%         4.84%        4.72%
Total return***                                  (0.32)%       (2.35)%       (0.57)%      (1.21)%

Security Income Opportunity(5)
Units                                           24,034        15,287         1,637           --
Unit value                                   $   10.30     $   10.10     $   10.05     $     --
Net assets (000s)                            $   248.2     $   155.1     $    16.5     $     --
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%          --%
Investment income ratio**                         6.48%         5.63%         1.34%          --%
Total return***                                   1.90%         0.57%         0.50%            %

Security High Yield
Units                                           31,311        17,880         6,915          615
Unit value                                   $   11.76     $   11.09     $   11.16     $  10.46
Net assets (000s)                            $   368.3     $   198.3     $    77.2     $    6.4
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         7.58%         6.27%         4.38%        8.93%
Total return***                                   6.03%        (0.62)%        6.69%        6.95%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Security Alpha Opportunity
Units                                           24,929        18,211         9,287           42
Unit value                                   $   13.93     $   12.89     $   12.50     $  11.57
Net assets (000s)                            $   347.3     $   234.7     $   116.1     $    0.5
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%        12.94%          --%
Total return***                                   8.15%         3.05%         8.04%        0.70%

Security Global
Units                                          161,225       127,016        82,366       67,706
Unit value                                   $   12.35     $   11.01     $   10.13     $   8.93
Net assets (000s)                            $ 1,991.3     $ 1,398.9     $   834.3     $  604.4
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                  12.15%         8.75%        13.44%       36.13%

Security Equity
Units                                            7,391         5,454         4,501     $  1,491
Unit value                                   $    8.54     $    7.93     $    7.94     $   7.69
Net assets (000s)                            $    63.1     $    43.2     $    35.7     $   11.5
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%         0.63%        10.00%        0.29%
Total return***                                   7.73%        (0.18)%        3.25%       12.76%

Security Mid Cap Value
Units                                          163,991       146,052       109,248       67,622
Unit value                                   $   17.71     $   16.02     $   14.39     $  11.80
Net assets (000s)                            $ 2,904.6     $ 2,340.0     $ 1,572.5     $  798.1
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.61%           --%         8.60%          --%
Total return***                                  10.56%        11.32%        21.95%       46.04%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Security Select 25(2)
Units                                           19,156            --            --           --
Unit value                                   $    9.87     $      --     $      --     $     --
Net assets (000s)                            $   189.0     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                  (1.33)%          --%           --%          --%

Security Small Cap Growth
Units                                           19,024        12,285         4,363        3,120
Unit value                                   $   10.41     $   10.36     $   10.09     $   9.03
Net assets (000s)                            $   198.1     $   127.2     $    44.0     $   28.2
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                   0.56%         2.64%        11.74%       49.01%

Security Large Cap Value
Units                                           61,182        16,387         5,811        2,351
Unit value                                   $   10.82     $    9.31     $    8.83     $   8.34
Net assets (000s)                            $   662.0     $   152.6     $    51.4     $   19.6
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.06%         0.81%           --%        0.40%
Total return***                                  16.18%         5.43%         5.88%       22.29%

Security Mid Cap Growth
Units                                           59,809        45,518        25,683        8,214
Unit value                                   $   10.25     $   10.19     $    9.90     $   9.39
Net assets (000s)                            $   613.2     $   464.0     $   254.3     $   77.1
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%         8.54%          --%
Total return***                                   0.58%         2.95%         5.43%       44.91%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
T. Rowe Price Capital Appreciation(1)
Units                                              281            --            --           --
Unit value                                   $   10.09     $      --     $      --     $     --
Net assets (000s)                            $     2.8     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**                         4.03%           --%           --%          --%
Total return***                                   0.86%           --%           --%          --%

T. Rowe Price Growth Stock(1)
Units                                           14,530            --            --           --
Unit value                                   $   10.11     $      --     $      --     $     --
Net assets (000s)                            $   147.0     $      --     $      --     $     --
Ratio of expenses to net assets*                  0.90%           --%           --%          --%
Investment income ratio**(4)                      0.06%           --%           --%          --%
Total return***                                   1.10%           --%           --%          --%

Van Kampen Equity and Income
Units                                          152,412        96,696        52,306       16,063
Unit value                                   $   12.04     $   11.12     $   10.72     $   9.98
Net assets (000s)                            $ 1,834.4     $ 1,075.2     $   560.9     $  160.2
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         2.38%         2.12%         2.45%        2.43%
Total return***                                   8.23%         3.69%         7.41%       17.55%

Van Kampen Comstock
Units                                          294,804       242,756       156,796       87,488
Unit value                                   $   11.06     $    9.90     $    9.88     $   8.74
Net assets (000s)                            $ 3,260.3     $ 2,405.2     $ 1,549.2     $  764.5
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         2.00%         1.80%         1.34%        1.87%
Total return***                                  11.63%         0.21%        13.04%       25.94%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Van Kampen Aggressive Growth
Units                                           14,618        11,031         5,104        2,550
Unit value                                   $    7.77     $    7.71     $    7.23     $   6.53
Net assets (000s)                            $   113.6     $    85.0     $    36.9     $   16.6
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                   0.83%         6.68%        10.72%       30.08%

Wells Fargo Advantage Growth and Income
Units                                            6,079         5,562         7,157        5,029
Unit value                                   $    8.57     $    7.71     $    8.15     $   7.79
Net assets (000s)                            $    52.1     $    42.9     $    58.3     $   39.2
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.57%         0.58%         0.49%        0.39%
Total return***                                  11.17%        (5.45)%        4.62%       16.10%

Wells Fargo Advantage Growth
Units                                           12,735         7,657         3,543        2,683
Unit value                                   $    7.42     $    7.14     $    6.66     $   6.10
Net assets (000s)                            $    94.4     $    54.7     $    23.6     $  16.40
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%           --%          --%
Total return***                                   3.84%         7.26%         9.18%       18.45%

Wells Fargo Advantage Small Cap Value
Units                                           74,042        67,149        52,532       54,273
Unit value                                   $   17.21     $   15.85     $   14.35     $  12.45
Net assets (000s)                            $ 1,274.3     $ 1,064.1     $   753.8     $  675.4
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                           --%           --%        11.10%         --%
Total return***                                   8.61%        10.44%        15.26%       42.78%

                         Variable Annuity Account XIV -
                    Security Benefit Advisor Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                Subaccount                        2006          2005          2004         2003
-------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity
Units                                            6,483         5,236         4,506        3,347
Unit value                                   $   10.50     $    9.76     $    9.47     $   8.39
Net assets (000s)                            $    68.0     $    51.1     $    42.6     $   28.0
Ratio of expenses to net assets*                  0.90%         0.90%         0.90%        0.90%
Investment income ratio**                         0.17%           --%           --%          --%
Total return***                                   7.56%         3.08%        12.87%       32.13%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(1) For the period from December 1, 2006 (inception date) to December 31, 2006.

(2) For the period from April 27, 2006 (inception date) to December 31, 2006.

(3) For the period from March 24, 2006 (inception date) to December 31, 2006.

(4) Investment income is less than $100 so amount is not reported in the statement of operations, but is used in the calculation of the investment income ratio.

(5) For the period from April 1, 2004 (inception date) to December 31, 2004.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
SecureDesigns Variable Annuity
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2006

                                    Contents

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Net Assets ..................................................    3
Statements of Operations ..................................................    9
Statements of Changes in Net Assets .......................................   15
Notes to Financial Statements .............................................   26

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - SecureDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Global Real Estate (formerly AIM V.I. Real Estate), American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Legg Mason Partners Variable Aggressive Growth (formerly Salomon Brother Variable
Aggressive Growth), Legg Mason Partners Variable Small Cap Growth (formerly Salomon Brother Variable Small Cap Growth), MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman AMT Socially Responsive, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Equity and Income Subaccounts, which are available for investment by contract owners of the SecureDesigns Variable Annuity, as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the SecureDesigns Variable Annuity at December 31, 2006, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 9, 2007

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2006

                                                   AIM V.I.      AIM V.I.       AIM V.I.
                                    AIM V.I.       Capital        Global     International
                                   Basic Value   Development   Health Care       Growth
                                   Subaccount     Subaccount    Subaccount     Subaccount
                                   -------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 9,521,911   $ 3,863,731   $ 4,205,150   $  37,864,445
                                   -------------------------------------------------------
Total assets                         9,521,911     3,863,731     4,205,150      37,864,445
                                   -------------------------------------------------------
Net assets                         $ 9,521,911   $ 3,863,731   $ 4,205,150   $  37,864,445
                                   =======================================================

Net assets:
   Accumulation assets             $ 9,521,911   $ 3,863,731   $ 4,205,150   $  37,864,445
   Annuity assets                           --            --            --              --
                                   -------------------------------------------------------
Net assets                         $ 9,521,911   $ 3,863,731   $ 4,205,150   $  37,864,445
                                   =======================================================

Units outstanding                      631,977       366,210       330,130       2,335,721

Unit value                         $     15.07   $     10.55   $     12.74   $       16.21

Mutual funds, at cost              $ 8,629,438   $ 3,829,615   $ 3,939,864   $  33,162,202
Mutual fund shares                     719,178       212,410       195,498       1,298,952

                                    AIM V.I.       AIM V.I.       American       American
                                     Mid Cap        Global       Century VP     Century VP
                                   Core Equity    Real Estate      Ultra           Value
                                   Subaccount     Subaccount     Subaccount     Subaccount
                                   --------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 4,302,527   $ 36,751,767   $ 14,602,503   $ 24,020,629
                                   --------------------------------------------------------
Total assets                         4,302,527     36,751,767     14,602,503     24,020,629
                                   --------------------------------------------------------
Net assets                         $ 4,302,527   $ 36,751,767   $ 14,602,503   $ 24,020,629
                                   ========================================================

Net assets:
   Accumulation assets             $ 4,302,527   $ 36,751,767   $ 14,602,503   $ 24,020,629
   Annuity assets                           --             --             --             --
                                   --------------------------------------------------------
Net assets                         $ 4,302,527   $ 36,751,767   $ 14,602,503   $ 24,020,629
                                   ========================================================

Units outstanding                      290,337      1,443,163      1,295,982      1,543,792

Unit value                         $     14.82   $      25.47   $      11.27   $      15.56

Mutual funds, at cost              $ 4,293,440   $ 27,813,449   $ 14,398,309   $ 22,384,730
Mutual fund shares                     320,606      1,278,767      1,463,177      2,751,504

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                                                                Legg
                                                                 Legg Mason     Mason
                                                                  Partners     Partners
                                  Dreyfus IP     Dreyfus VIF      Variable     Variable
                                  Technology    International    Aggressive   Small Cap
                                    Growth          Value          Growth       Growth
                                  Subaccount      Subaccount     Subaccount   Subaccount
                                  ------------------------------------------------------
Assets:
   Mutual funds, at market value  $ 1,325,832   $  27,032,932   $ 8,121,710   $  194,337
                                  ------------------------------------------------------
Total assets                        1,325,832      27,032,932     8,121,710      194,337
                                  ------------------------------------------------------
Net assets                        $ 1,325,832   $  27,032,932   $ 8,121,710   $  194,337
                                  ======================================================

Net assets:
   Accumulation assets            $ 1,325,832   $  27,032,932   $ 8,121,710   $  194,337
   Annuity assets                          --              --            --           --
                                  ------------------------------------------------------
Net assets                        $ 1,325,832   $  27,032,932   $ 8,121,710   $  194,337
                                  ======================================================

Units outstanding                     130,694       1,894,749       781,952       19,494

Unit value                        $     10.14   $       14.27   $     10.39   $     9.96

Mutual funds, at cost             $ 1,255,757   $  23,340,533   $ 7,915,796   $  195,286
Mutual fund shares                    142,870       1,388,440       317,751       13,357

                                                                                  Neuberger
                                     MFS VIT           MFS                       Berman AMT
                                    Research        VIT Total      MFS VIT        Socially
                                  International      Return       Utilities      Responsive
                                   Subaccount      Subaccount     Subaccount     Subaccount
                                  ---------------------------------------------------------
Assets:
   Mutual funds, at market value  $   8,991,614   $ 34,194,494   $ 11,280,809   $ 3,004,992
                                  ---------------------------------------------------------
Total assets                          8,991,614     34,194,494     11,280,809     3,004,992
                                  ---------------------------------------------------------
Net assets                        $   8,991,614   $ 34,194,494   $ 11,280,809   $ 3,004,992
                                  =========================================================

Net assets:
   Accumulation assets            $   8,991,614   $ 34,194,494   $ 11,280,809   $ 3,004,992
   Annuity assets                            --             --             --            --
                                  ---------------------------------------------------------
Net assets                        $   8,991,614   $ 34,194,494   $ 11,280,809   $ 3,004,992
                                  =========================================================

Units outstanding                       792,621      3,213,939        914,818       184,584

Unit value                        $       11.34   $      10.64   $      12.33   $     16.28

Mutual funds, at cost             $   8,399,322   $ 32,190,689   $  9,997,408   $ 2,698,814
Mutual fund shares                      624,418      1,577,965        388,859       180,048

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                                                       PIMCO VIT
                                                                        Foreign
                                Oppenheimer                PIMCO VIT     Bond
                                Main Street     PIMCO     Commodity-    (U.S.        PIMCO        PIMCO                   RVT CLS
                                   Small       VIT All    RealReturn    Dollar-     VIT Low        VIT         Royce     AdvisorOne
                                   Cap/VA       Asset      Strategy     Hedged)    Duration    Real Return   Micro-Cap     Amerigo
                                 Subaccount   Subaccount  Subaccount  Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
                                ---------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                     $10,789,665  $15,131,737  $1,563,017  $6,751,052  $22,144,691  $46,611,374  $6,170,213  $23,964,981
                                ---------------------------------------------------------------------------------------------------
Total assets                     10,789,665   15,131,737   1,563,017   6,751,052   22,144,691   46,611,374   6,170,213   23,964,981
                                ---------------------------------------------------------------------------------------------------
Net assets                      $10,789,665  $15,131,737  $1,563,017  $6,751,052  $22,144,691  $46,611,374  $6,170,213  $23,964,981
                                ===================================================================================================

Net assets:
   Accumulation assets          $10,789,665  $15,131,737  $1,563,017  $6,751,052  $22,144,691  $46,611,374  $6,170,213  $23,964,981
   Annuity assets                        --           --          --          --           --           --          --           --
                                ---------------------------------------------------------------------------------------------------
Net assets                      $10,789,665  $15,131,737  $1,563,017  $6,751,052  $22,144,691  $46,611,374  $6,170,213  $23,964,981
                                ===================================================================================================

Units outstanding                   592,722    1,264,392     153,470     677,587    2,354,587    4,477,341     574,640    2,280,828

Unit value                      $     18.20  $     11.97  $    10.18  $     9.96  $      9.40  $     10.41  $    10.74  $     10.51

Mutual funds, at cost           $ 9,736,534  $15,117,701  $1,677,062  $6,822,235  $22,378,654  $49,541,119  $6,053,528  $24,206,001
Mutual fund shares                  568,476    1,296,636     138,198     668,421    2,201,262    3,907,072     428,487      668,852

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                  RVT CLS     Rydex VT       SBL          SBL          SBL                      SBL
                                AdvisorOne     Sector       Alpha     Diversified    Enhanced       SBL        Equity        SBL
                                 Clermont     Rotation   Opportunity     Income       Index       Equity       Income       Global
                                Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount   Subaccount  Subaccount
                                ----------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                     $6,336,427  $15,777,525  $15,332,700  $34,461,747  $27,118,532  $6,436,926  $65,325,838  $66,278,655
                                ----------------------------------------------------------------------------------------------------
Total assets                     6,336,427   15,777,525   15,332,700   34,461,747   27,118,532   6,436,926   65,325,838   66,278,655
                                ----------------------------------------------------------------------------------------------------
Net assets                      $6,336,427  $15,777,525  $15,332,700  $34,461,747  $27,118,532  $6,436,926  $65,325,838  $66,278,655
                                ====================================================================================================

Net assets:
   Accumulation assets          $6,336,427  $15,773,464  $15,332,700  $34,457,856  $27,118,532  $6,436,926  $65,325,838  $66,278,655
   Annuity assets                       --        4,061           --        3,891           --          --           --           --
                                ----------------------------------------------------------------------------------------------------
Net assets                      $6,336,427  $15,777,525  $15,332,700  $34,461,747  $27,118,532  $6,436,926  $65,325,838  $66,278,655
                                ====================================================================================================

Units outstanding                  617,067    1,028,331    1,090,542    3,084,496    3,410,328     899,214    4,739,451    5,808,728

Unit value                      $    10.27  $     15.34  $     14.06  $     11.17  $      7.95  $     7.15  $     13.78  $     11.41

Mutual funds, at cost           $6,428,456  $14,830,157  $13,782,801  $32,926,304  $23,756,458  $5,367,948  $52,087,330  $49,342,748
Mutual fund shares                 211,921    1,171,309    1,098,331    2,869,422    2,449,732     249,203    2,873,993    6,008,944

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                           SBL      SBL Managed       SBL         SBL                                       SBL
                               SBL      Large Cap      Asset        Mid Cap     Mid Cap         SBL           SBL        Small Cap
                           High Yield     Value      Allocation     Growth       Value      Money Market   Select 25      Growth
                           Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount
                          --------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at
     market value         $43,443,934  $31,143,181  $22,733,529  $30,956,761  $109,910,449  $ 35,453,673  $24,597,316  $16,703,742
                          --------------------------------------------------------------------------------------------------------
Total assets               43,443,934   31,143,181   22,733,529   30,956,761   109,910,449    35,453,673   24,597,316   16,703,742
                          --------------------------------------------------------------------------------------------------------
Net assets                $43,443,934  $31,143,181  $22,733,529  $30,956,761  $109,910,449  $ 35,453,673  $24,597,316  $16,703,742
                          ========================================================================================================

Net assets:
   Accumulation assets    $43,443,934  $31,143,181  $22,729,576  $30,956,761  $109,906,505  $ 35,078,475  $24,597,316  $16,703,742
   Annuity assets                               --        3,953           --         3,944       375,198           --           --
                          --------------------------------------------------------------------------------------------------------
Net assets                $43,443,934  $31,143,181  $22,733,529  $30,956,761  $109,910,449  $ 35,453,673  $24,597,316  $16,703,742
                          ========================================================================================================

Units outstanding           1,808,474    2,858,672    2,164,609    3,258,276     4,861,962     3,842,379    3,428,338    2,451,178

Unit value                $     24.02  $     10.89  $     10.50  $      9.50  $      22.61  $       9.23  $      7.18  $      6.81

Mutual funds, at cost     $39,094,410  $26,220,586  $19,516,967  $25,860,578  $ 86,261,319  $ 34,779,255  $22,640,745  $14,297,733
Mutual fund shares          2,312,078    1,179,666    1,225,527      990,299     2,350,020     2,785,049    2,269,125      866,826

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                         SBL         Van Kampen LIT   Van Kampen LIT     Van Kampen UIF
                                   Small Cap Value      Comstock        Government     Equity and Income
                                     Subaccount        Subaccount       Subaccount         Subaccount
                                   ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 42,886,648      $ 4,816,098      $ 21,553,270       $ 8,533,811
                                   ---------------------------------------------------------------------
Total assets                          42,886,648        4,816,098        21,553,270         8,533,811
                                   ---------------------------------------------------------------------
Net assets                          $ 42,886,648      $ 4,816,098      $ 21,553,270       $ 8,533,811
                                   =====================================================================

Net assets:
   Accumulation assets              $ 42,886,648      $ 4,816,098      $ 21,553,270       $ 8,225,978
   Annuity assets                             --               --                --           307,833
                                   ---------------------------------------------------------------------
Net assets                          $ 42,886,648      $ 4,816,098      $ 21,553,270       $ 8,533,811
                                   =====================================================================

Units outstanding                      1,915,706          440,279         2,145,045           795,678

Unit value                          $      22.39      $     10.94      $      10.05       $     10.73

Mutual funds, at cost               $ 34,126,687      $ 4,520,875      $ 21,280,347       $ 8,151,244
Mutual fund shares                     1,640,652          327,625         2,317,556           573,123

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2006

                                                         AIM V.I.     AIM V.I.      AIM V.I.
                                            AIM V.I.     Capital       Global    International
                                          Basic Value  Development  Health Care     Growth
                                           Subaccount  Subaccount*   Subaccount   Subaccount
                                          ----------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $   10,880    $     --    $       --   $    228,282
   Expenses:
      Mortality and expense risk fee         (44,118)     (4,554)      (25,842)       (99,940)
      Administrative fee                     (11,908)     (1,193)       (6,885)       (25,962)
                                          ----------------------------------------------------
Net investment income (loss)                 (45,146)     (5,747)      (32,727)       102,380

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            378,082      26,976            --             --
      Realized capital gain (loss) on
         sales of fund shares                147,431       4,813       201,271        173,133
      Change in unrealized
         appreciation/depreciation on
         investments during the period       407,527      34,116        36,257      3,895,976
                                          ----------------------------------------------------
Net realized and unrealized capital gain
  (loss) on investments                      933,040      65,905       237,528      4,069,109
                                          ----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $  887,894    $ 60,158    $  204,801   $  4,171,489
                                          ====================================================

                                            AIM V.I.     AIM V.I.    American    American
                                            Mid Cap       Global    Century VP  Century VP
                                          Core Equity  Real Estate     Ultra       Value
                                           Subaccount   Subaccount  Subaccount  Subaccount
                                          -------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $   29,600   $  333,722   $      --   $  175,208
   Expenses:
      Mortality and expense risk fee         (23,182)    (142,589)    (79,073)     (93,169)
      Administrative fee                      (6,333)     (37,382)    (20,814)     (24,502)
                                          -------------------------------------------------
Net investment income (loss)                      85      153,751     (99,887)      57,537

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            422,635    1,152,527          --    1,242,858
      Realized capital gain (loss) on
       sales of fund shares                   33,790      438,503     121,511      (60,996)
      Change in unrealized
        appreciation/depreciation on
        investments during the period        (98,489)   6,985,638    (518,685)   1,360,945
                                          -------------------------------------------------
Net realized and unrealized capital gain
  (loss) on investments                      357,936    8,576,668    (397,174)   2,542,807
                                          -------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $  358,021   $8,730,419   $(497,061)  $2,600,344
                                          =================================================

*    For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                                        Legg Mason     Legg Mason
                                                                         Partners       Partners
                                           Dreyfus IP    Dreyfus VIF     Variable       Variable
                                           Technology   International    Aggressive     Small Cap
                                             Growth         Value          Growth        Growth
                                           Subaccount     Subaccount    Subaccount*    Subaccount*
                                           --------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $       --   $     258,545   $        --   $         --
   Expenses:
      Mortality and expense risk fee           (6,042)       (150,510)       (8,696)          (658)
      Administrative fee                       (1,580)        (38,386)       (2,268)          (164)
                                           --------------------------------------------------------
Net investment income (loss)                   (7,622)         69,649       (10,964)          (822)

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                  --       1,620,530            --          9,144
      Realized capital gain (loss) on
         sales of fund shares                  25,851       1,641,167         8,107        (13,608)
      Change in unrealized
         appreciation/depreciation on
         investments during the period         21,173       1,656,584       205,914           (949)
                                           --------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                       47,024       4,918,281       214,021         (5,413)
                                           --------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $   39,402   $   4,987,930   $   203,057   $     (6,235)
                                           ========================================================

                                                MFS            MFS                      Neuberger
                                                VIT            VIT           MFS        Berman AMT
                                             Research         Total          VIT         Socially
                                           International     Return       Utilities     Responsive
                                            Subaccount*    Subaccount*   Subaccount*   Subaccount**
                                           ---------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $      55,497   $    55,253   $    11,755   $         --
   Expenses:
      Mortality and expense risk fee             (18,740)      (73,488)      (21,179)        (8,661)
      Administrative fee                          (4,894)      (18,808)       (5,436)        (2,396)
                                           ---------------------------------------------------------
Net investment income (loss)                      31,863       (37,043)      (14,860)       (11,057)

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                139,298        80,987        23,958             --
      Realized capital gain (loss) on
         sales of fund shares                     (3,562)       23,603        78,647         13,892
      Change in unrealized
         appreciation/depreciation on
         investments during the period           592,292     2,003,805     1,283,401        306,178
                                           ---------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                         728,028     2,108,395     1,386,006        320,070
                                           ---------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $     759,891   $ 2,071,352   $ 1,371,146   $    309,013
                                           =========================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

**    For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                                                        PIMCO
                                           Oppenheimer                 PIMCO VIT         VIT
                                           Main Street      PIMCO      Commodity-    Foreign Bond
                                              Small        VIT All     RealReturn    (U.S. Dollar-
                                              Cap/VA        Asset       Strategy        Hedged)
                                            Subaccount    Subaccount   Subaccount*    Subaccount*
                                           --------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $      1,641   $  780,953   $    54,936   $      95,663
   Expenses:
      Mortality and expense risk fee            (53,328)     (82,024)       (4,988)        (16,493)
      Administrative fee                        (14,067)     (21,514)       (1,320)         (4,191)
                                           --------------------------------------------------------
Net investment income (loss)                    (65,754)     677,415        48,628          74,979

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions               207,165       37,802         6,402          90,336
      Realized capital gain (loss) on
         sales of fund shares                   234,248       19,731       (16,635)        (15,068)
      Change in unrealized
         appreciation/depreciation on
         investments during the period          474,678     (184,425)     (114,045)        (71,183)
                                           --------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                        916,091     (126,892)     (124,278)          4,085
                                           --------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $    850,337   $  550,523   $   (75,650)  $      79,064
                                           ========================================================

                                             PIMCO         PIMCO                       RVT CLS
                                            VIT Low       VIT Real        Royce      AdvisorOne
                                            Duration       Return       Micro-Cap      Amerigo
                                           Subaccount    Subaccount    Subaccount*   Subaccount*
                                           ------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $  781,407   $  2,025,279   $     9,732   $    18,713
   Expenses:
      Mortality and expense risk fee         (110,257)      (283,814)      (13,808)      (45,528)
      Administrative fee                      (28,974)       (74,621)       (3,597)      (11,424)
                                           ------------------------------------------------------
Net investment income (loss)                  642,176      1,666,844        (7,673)      (38,239)

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                  --      1,341,553       296,449     1,741,776
      Realized capital gain (loss) on
         sales of fund shares                 (57,447)      (427,478)      (11,237)        2,954
      Change in unrealized
         appreciation/depreciation on
         investments during the period         15,052     (2,453,597)      116,685      (241,020)
                                           ------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                      (42,395)    (1,539,522)      401,897     1,503,710
                                           ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $  599,781   $    127,322   $   394,224   $ 1,465,471
                                           ======================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                    RVT CLS       Rydex        SBL          SBL         SBL                    SBL
                                  AdvisorOne    VT Sector     Alpha     Diversified   Enhanced      SBL       Equity         SBL
                                   Clermont     Rotation   Opportunity     Income      Index       Equity     Income        Global
                                  Subaccount*  Subaccount   Subaccount   Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                                  --------------------------------------------------------------------------------------------------
Net investment income (loss):
  Dividend distributions          $   121,182  $       --  $        --  $        --  $       --  $       --  $       --  $       --
  Expenses:
    Mortality and expense risk
      fee                             (12,487)    (73,738)     (65,901)    (196,800)    (99,217)    (33,592)   (330,423)   (315,323)
    Administrative fee                 (3,148)    (19,420)     (17,537)     (52,555)    (27,104)     (9,050)    (87,503)    (83,566)
                                  --------------------------------------------------------------------------------------------------
Net investment income (loss)          105,547     (93,158)     (83,438)    (249,355)   (126,321)    (42,642)   (417,926)   (398,889)

Net realized and unrealized
  capital gain (loss) on
  investments:
    Capital gains distributions       247,968     752,404           --           --          --          --          --          --
    Realized capital gain (loss)
      on sales of fund shares          (4,167)    125,678      251,412      108,184     617,446     175,816   1,057,974     739,549
    Change in unrealized
      appreciation/depreciation
      on investments during the
      period                          (92,029)    170,725    1,091,672    1,165,829   2,571,709     529,724   8,660,074   7,922,439
                                  --------------------------------------------------------------------------------------------------
Net realized and unrealized
  capital gain (loss) on
  investments                         151,772   1,048,807    1,343,084    1,274,013   3,189,155     705,540   9,718,048   8,661,988
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                      $   257,319  $  955,649  $ 1,259,646  $ 1,024,658  $3,062,834  $  662,898  $9,300,122  $8,263,099
                                  ==================================================================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                              SBL
                                                 SBL        Managed        SBL          SBL         SBL                     SBL
                                     SBL      Large Cap      Asset       Mid Cap      Mid Cap      Money         SBL     Small Cap
                                  High Yield    Value      Allocation     Growth       Value       Market     Select 25    Growth
                                  Subaccount  Subaccount   Subaccount   Subaccount  Subaccount   Subaccount  Subaccount  Subaccount
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss):
  Dividend distributions         $        --  $       --  $        --  $        --  $        --  $       --  $       --  $       --
  Expenses:
    Mortality and expense risk
      fee                           (185,167)   (121,997)    (115,840)    (172,969)    (542,449)   (159,228)    (96,191)    (89,929)
    Administrative fee               (48,700)    (32,458)     (31,365)     (46,603)    (143,712)    (41,897)    (25,495)    (23,765)
                                 ---------------------------------------------------------------------------------------------------
Net investment income (loss)        (233,867)   (154,455)    (147,205)    (219,572)    (686,161)   (201,125)   (121,686)   (113,694)

Net realized and unrealized
  capital gain (loss) on
  investments:
    Capital gains distributions           --          --           --           --           --          --          --          --
    Realized capital gain (loss)
      on sales of fund shares        344,333     961,503      473,210      811,036    2,968,842     677,338     205,552     584,763
    Change in unrealized
      appreciation/depreciation
      on investments during the
      period                       3,029,621   3,197,049    1,696,285      279,195    8,567,626     509,349   1,389,467     163,065
                                 ---------------------------------------------------------------------------------------------------
Net realized and unrealized
  capital  gain (loss) on
  investments                      3,373,954   4,158,552    2,169,495    1,090,231   11,536,468   1,186,687   1,595,019     747,828
                                 ---------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     $ 3,140,087  $4,004,097  $ 2,022,290  $   870,659  $10,850,307  $  985,562  $1,473,333  $  634,134
                                 ===================================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                SBL           Van        Van Kampen   Van Kampen
                                             Small Cap    Kampen LIT        LIT       UIF Equity
                                               Value       Comstock      Government   and Income
                                             Subaccount   Subaccount*   Subaccount*   Subaccount*
                                            -----------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $        --   $       --    $        --   $   11,255
   Expenses:
      Mortality and expense risk fee           (223,680)      (9,093)       (29,833)     (13,463)
      Administrative fee                        (59,197)      (2,351)        (7,642)      (3,387)
                                            -----------------------------------------------------
Net investment income (loss)                   (282,877)     (11,444)       (37,475)      (5,595)

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                    --           --             --       21,414
      Realized capital gain (loss) on
         sales of fund shares                 1,071,229       76,795          2,641        1,702
      Change in unrealized
         appreciation/depreciation on
         investments during the period        3,372,279      295,223        272,923      382,567
                                            -----------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 4,443,508      372,018        275,564      405,683
                                            -----------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $ 4,160,631   $  360,574    $   238,089   $  400,088
                                            =====================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2006 and 2005

                                                                     AIM V.I.          AIM V.I.                AIM V.I.
                                                  AIM V.I.           Capital            Global               International
                                                Basic Value        Development       Health Care                Growth
                                                 Subaccount        Subaccount         Subaccount              Subaccount
                                             2006        2005         2006*        2006        2005        2006         2005
                                          --------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)        $  (45,146) $   (34,930) $    (5,747) $  (32,727) $  (12,878) $   102,380  $   11,081
      Capital gains distributions            378,082       60,131       26,976          --          --           --          --
      Realized capital gain (loss) on
         sales of fund shares                147,431      134,092        4,813     201,271      20,875      173,133      38,250
      Change in unrealized appreciation/
         depreciation on investments
         during the period                   407,527       75,600       34,116      36,257     124,532    3,895,976     721,585
                                          --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                        887,894      234,893       60,158     204,801     132,529    4,171,489     770,916

   From contract holder transactions:
      Variable annuity deposits            3,698,078    2,672,700    1,150,177   1,684,386     429,546    9,287,420   3,616,394
      Contract holder maintenance charges    (60,650)     (44,379)      (6,893)    (33,196)    (10,680)    (136,470)    (24,020)
      Terminations and withdrawals          (392,570)    (414,764)     (23,057)   (172,166)    (34,115)    (614,758)   (141,118)
      Annuity payments                            --           --           --          --          --           --          --
      Transfers between subaccounts, net    (266,093)  (1,122,779)   2,683,346     354,579     242,037   17,463,183   2,059,813
                                          --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions     2,978,765    1,090,778    3,803,573   1,833,603     626,788   25,999,375   5,511,069
                                          --------------------------------------------------------------------------------------
Net increase (decrease) in net assets      3,866,659    1,325,671    3,863,731   2,038,404     759,317   30,170,864   6,281,985
Net assets at beginning of period          5,655,252    4,329,581           --   2,166,746   1,407,429    7,693,581   1,411,596
                                          --------------------------------------------------------------------------------------
Net assets at end of period               $9,521,911  $ 5,655,252  $ 3,863,731  $4,205,150  $2,166,746  $37,864,445  $7,693,581
                                          ======================================================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                    AIM V.I.                   AIM V.I.
                                                    Mid Cap                     Global
                                                  Core Equity                Real Estate
                                                   Subaccount                 Subaccount
                                              2006          2005         2006          2005
                                           -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $        85   $   (7,700)  $   153,751   $    79,801
      Capital gains distributions              422,635       93,741     1,152,527       400,387
      Realized capital gain (loss) on
         sales of fund shares                   33,790       25,786       438,503       289,012
      Change in unrealized appreciation/
         depreciation on investments
         during the period                     (98,489)      27,885     6,985,638       619,677
                                           -----------------------------------------------------
   Net increase (decrease) in net
      assets from operations                   358,021      139,712     8,730,419     1,388,877

   From contractholder transactions:
      Variable annuity deposits              1,386,462    1,570,693     8,891,321     7,325,165
      Contractholder maintenance charges       (28,787)     (14,019)     (196,300)      (72,565)
      Terminations and withdrawals            (357,347)    (136,168)   (1,165,801)     (520,234)
      Annuity payments                              --           --            --            --
      Transfers between subaccounts, net      (268,751)     165,630     4,740,837      (127,662)
                                           -----------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                             731,577    1,586,136    12,270,057     6,604,704
                                           -----------------------------------------------------
Net increase (decrease) in net assets        1,089,598    1,725,848    21,000,476     7,993,581
Net assets at beginning of period            3,212,929    1,487,081    15,751,291     7,757,710
                                           -----------------------------------------------------
Net assets at end of period                $ 4,302,527   $3,212,929   $36,751,767   $15,751,291
                                           =====================================================

                                                    American                    American
                                                   Century VP                  Century VP
                                                      Ultra                       Value
                                                   Subaccount                  Subaccount
                                              2006          2005          2006          2005
                                           ------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (99,887)  $   (59,961)  $    57,537   $   (25,899)
      Capital gains distributions                   --            --     1,242,858       361,831
      Realized capital gain (loss) on
         sales of fund shares                  121,511        43,379       (60,996)       12,825
      Change in unrealized appreciation/
         depreciation on investments
         during the period                    (518,685)      437,539     1,360,945        48,828
                                           ------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                  (497,061)      420,957     2,600,344       397,585

   From contractholder transactions:
      Variable annuity deposits              5,123,259     6,280,937     6,458,656     5,437,858
      Contractholder maintenance charges       (97,181)      (58,110)     (134,539)      (56,027)
      Terminations and withdrawals            (529,870)     (870,156)     (757,585)     (862,648)
      Annuity payments                              --            --            --            --
      Transfers between subaccounts, net    (2,945,454)    4,429,912     3,887,096     3,531,512
                                           ------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                           1,550,754     9,782,583     9,453,628     8,050,695
                                           ------------------------------------------------------
Net increase (decrease) in net assets        1,053,693    10,203,540    12,053,972     8,448,280
Net assets at beginning of period           13,548,810     3,345,270    11,966,657     3,518,377
                                           ------------------------------------------------------
Net assets at end of period                $14,602,503   $13,548,810   $24,020,629   $11,966,657
                                           ======================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                                         Legg Mason   Legg Mason
                                                                                                          Partners     Partners
                                                      Dreyfus IP                  Dreyfus VIF             Variable     Variable
                                                      Technology                 International           Aggressive   Small Cap
                                                        Growth                       Value                 Growth       Growth
                                                      Subaccount                   Subaccount            Subaccount   Subaccount
                                                    2006         2005         2006           2005          2006*         2006*
                                                ---------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $    (7,622)  $  (3,918)  $     69,649   $    (93,034)  $   (10,964)   $    (822)
      Capital gains distributions                        --          --      1,620,530        143,607            --        9,144
      Realized capital gain (loss) on sales
         of fund shares                              25,851         536      1,641,167        123,983         8,107      (13,608)
      Change in unrealized appreciation/
         depreciation on investments during
         the period                                  21,173      31,595      1,656,584      1,339,780       205,914         (949)
                                                ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                     39,402      28,213      4,987,930      1,514,336       203,057       (6,235)

   From contractholder transactions:
      Variable annuity deposits                     729,222     323,721     10,149,784      4,806,284     2,044,164      160,139
      Contractholder maintenance charges             (9,079)     (4,151)      (174,921)       (69,948)      (15,871)      (1,042)
      Terminations and withdrawals                  (43,920)    (38,069)    (1,177,570)      (553,490)     (109,913)        (616)
      Annuity payments                                   --          --             --             --            --           --
      Transfers between subaccounts, net           (142,367)     72,325     (4,273,227)     3,881,202     6,000,273       42,091
                                                ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                   533,856     353,826      4,524,066      8,064,048     7,918,653      200,572
                                                ---------------------------------------------------------------------------------
Net increase (decrease) in net assets               573,258     382,039      9,511,996      9,578,384     8,121,710      194,337
Net assets at beginning of period                   752,574     370,535     17,520,936      7,942,552            --           --
                                                ---------------------------------------------------------------------------------
Net assets at end of period                     $ 1,325,832   $ 752,574   $ 27,032,932   $ 17,520,936   $ 8,121,710    $ 194,337
                                                =================================================================================

*     For the period March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                                           Neuberger
                                                            MFS VIT           MFS             MFS          Berman AMT
                                                            Research          VIT             VIT           Socially
                                                         International    Total Return      Utilities      Responsive
                                                           Subaccount      Subaccount      Subaccount      Subaccount
                                                             2006*            2006*           2006*          2006**
                                                         -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                       $    31,863      $    (37,043)   $    (14,860)   $   (11,057)
      Capital gains distributions                            139,298            80,987          23,958             --
      Realized capital gain (loss) on sales of fund
         shares                                               (3,562)           23,603          78,647         13,892
      Change in unrealized appreciation/
         depreciation on investments during the period       592,292         2,003,805       1,283,401        306,178
                                                         -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                              759,891         2,071,352       1,371,146        309,013

   From contractholder transactions:
      Variable annuity deposits                            1,883,467        16,631,934       3,374,709        550,774
      Contractholder maintenance charges                     (28,600)         (114,864)        (31,023)       (10,152)
      Terminations and withdrawals                           (70,177)         (663,464)       (203,666)      (114,980)
      Annuity payments                                            --                --              --             --
      Transfers between subaccounts, net                   6,447,033        16,269,536       6,769,643      2,270,337
                                                         -------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                          8,231,723        32,123,142       9,909,663      2,695,979
                                                         -------------------------------------------------------------
Net increase (decrease) in net assets                      8,991,614        34,194,494      11,280,809      3,004,992
Net assets at beginning of period                                 --                --              --             --
                                                         -------------------------------------------------------------
Net assets at end of period                              $ 8,991,614      $ 34,194,494    $ 11,280,809    $ 3,004,992
                                                         =============================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

**    For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                                                          PIMCO
                                                                                                          PIMCO VIT        VIT
                                                     Oppenheimer                      PIMCO              Commodity-    Foreign Bond
                                                     Main Street                     VIT All             RealReturn   (U.S. Dollar-
                                                    Small Cap/VA                      Asset               Strategy       Hedged)
                                                     Subaccount                    Subaccount            Subaccount     Subaccount
                                                 2006           2005          2006           2005          2006*          2006*
                                             --------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $    (65,754)  $   (26,712)  $    677,415   $    294,907   $    48,628    $    74,979
      Capital gains distributions                 207,165        83,507         37,802         30,288         6,402         90,336
      Realized capital gain (loss) on
         sales of fund shares                     234,248        68,176         19,731         21,857       (16,635)       (15,068)
      Change in unrealized appreciation/
         depreciation on investments
         during the period                        474,678       241,148       (184,425)        43,939      (114,045)       (71,183)
                                             --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                             850,337       366,119        550,523        390,991       (75,650)        79,064

   From contractholder transactions:
      Variable annuity deposits                 8,738,595     2,067,436      5,977,347      3,101,151       645,061      3,070,483
      Contractholder maintenance charges          (82,826)      (26,638)      (100,878)       (43,397)       (9,514)       (20,568)
      Terminations and withdrawals               (651,373)     (108,072)      (721,276)      (272,749)      (28,402)      (140,656)
      Annuity payments                                 --            --             --             --            --             --
      Transfers between subaccounts, net       (3,232,300)      453,675     (1,064,320)     2,800,349     1,031,522      3,762,729
                                             --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          4,772,096     2,386,401      4,090,873      5,585,354     1,638,667      6,671,988
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in net assets           5,622,433     2,752,520      4,641,396      5,976,345     1,563,017      6,751,052
Net assets at beginning of period               5,167,232     2,414,712     10,490,341      4,513,996            --             --
                                             --------------------------------------------------------------------------------------
Net assets at end of period                  $ 10,789,665   $ 5,167,232   $ 15,131,737   $ 10,490,341   $ 1,563,017    $ 6,751,052
                                             ======================================================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                      PIMCO                         PIMCO                               RVT CLS
                                                     VIT Low                      VIT Real                Royce       AdvisorOne
                                                    Duration                       Return               Micro-Cap       Amerigo
                                                   Subaccount                    Subaccount            Subaccount     Subaccount
                                               2006           2005           2006           2005          2006*         2006*
                                           ---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)           $    642,176   $    262,865   $  1,666,844   $    522,929   $    (7,673)  $    (38,239)
    Capital gains distributions                      --         39,343      1,341,553        405,619       296,449      1,741,776
    Realized capital gain (loss) on
      sales of fund shares                      (57,447)       (14,809)      (427,478)           365       (11,237)         2,954
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                 15,052       (252,318)    (2,453,597)      (660,266)      116,685       (241,020)
                                           ---------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations                             599,781         35,081        127,322        268,647       394,224      1,465,471

  From contractholder transactions:
    Variable annuity deposits                 5,704,741      4,531,414     19,799,616     19,209,669     2,713,473      3,962,241
    Contractholder maintenance charges         (130,083)       (82,129)      (370,027)      (165,134)      (21,684)       (56,389)
    Terminations and withdrawals             (2,245,760)    (1,085,366)    (3,113,255)    (1,786,611)      (80,564)      (329,991)
    Annuity payments                                 --             --             --             --            --             --
    Transfers between subaccounts, net        2,765,977      1,070,267     (8,265,992)     6,611,358     3,164,764     18,923,649
                                           ---------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions          6,094,875      4,434,186      8,050,342     23,869,282     5,775,989     22,499,510
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets         6,694,656      4,469,267      8,177,664     24,137,929     6,170,213     23,964,981
Net assets at beginning of period            15,450,035     10,980,768     38,433,710     14,295,781            --             --
                                           ---------------------------------------------------------------------------------------
Net assets at end of period                $ 22,144,691   $ 15,450,035   $ 46,611,374   $ 38,433,710   $ 6,170,213   $ 23,964,981
                                           =======================================================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                RVT CLS                 Rydex                         SBL                          SBL
                               AdvisorOne             VT Sector                      Alpha                     Diversified
                                Clermont              Rotation                     Opportunity                    Income
                               Subaccount            Subaccount                    Subaccount                   Subaccount
                               ----------------------------------------------------------------------------------------------------
                                  2006*          2006          2005           2006          2005           2006           2005
                               ----------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets:
  From operations:
    Net investment income
      (loss)                   $   105,547   $    (93,158)  $   (28,196)  $    (83,438)  $   (39,456)  $   (249,355)  $   (180,560)
    Capital gains
      distributions                247,968        752,404            --             --            --             --             --
    Realized capital gain
      (loss) on sales of
      fund shares                   (4,167)       125,678        29,068        251,412        10,040        108,184         90,718
    Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period                   (92,029)       170,725       475,900      1,091,672       358,894      1,165,829        367,758
                               ----------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations                     257,319        955,649       476,772      1,259,646       329,478      1,024,658        277,916

  From contractholder
    transactions:
    Variable annuity
      deposits                     663,486      8,171,471     2,044,270      4,705,793     2,412,301     10,513,830     11,776,452
    Contractholder
      maintenance charges          (13,714)      (106,487)      (28,125)       (90,957)      (40,199)      (245,534)      (155,026)
    Terminations and
      withdrawals                 (183,708)      (709,074)     (156,572)      (576,015)     (247,701)    (3,185,515)    (1,884,807)
    Annuity payments                    --           (908)           --             --            --           (925)            --
    Transfers between
      subaccounts, net           5,613,044        697,703     1,594,216      2,700,571     1,032,723     (3,260,106)      (687,507)
                               ----------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions                 6,079,108      8,052,705     3,453,789      6,739,392     3,157,124      3,821,750      9,049,112
                               ----------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets                  6,336,427      9,008,354     3,930,561      7,999,038     3,486,602      4,846,408      9,327,028
Net assets at beginning
  of period                             --      6,769,171     2,838,610      7,333,662     3,847,060     29,615,339     20,288,311
                               ----------------------------------------------------------------------------------------------------
Net assets at end of
  period                       $ 6,336,427   $ 15,777,525   $ 6,769,171   $ 15,332,700   $ 7,333,662   $ 34,461,747   $ 29,615,339
                               ====================================================================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                      SBL                                                 SBL
                                    Enhanced                   SBL                       Equity                     SBL
                                      Index                   Equity                     Income                    Global
                                   Subaccount               Subaccount                 Subaccount                Subaccount
                               2006         2005         2006         2005         2006          2005        2006          2005
                           --------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets:
  From operations:
    Net investment income
      (loss)               $   (126,321) $  (46,702) $   (42,642) $   (37,268) $   (417,926) $  (234,266) $  (398,889) $  (212,855)

    Capital gains
      distributions                  --          --           --           --            --           --           --           --
    Realized capital gain
      (loss) on sales of
      fund shares               617,446     214,665      175,816      164,680     1,057,974      277,840      739,549      969,183
    Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period              2,571,709     130,029      529,724       23,846     8,660,074    1,047,032    7,922,439    3,023,684
                           --------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations                3,062,834     297,992      662,898      151,258     9,300,122    1,090,606    8,263,099    3,780,012

  From contractholder
    transactions:
    Variable annuity
      deposits                6,152,328   1,371,362    1,420,079    1,291,788    20,050,197   17,707,614   22,202,661   12,682,274
    Contractholder
      maintenance charges      (134,571)    (41,503)     (36,662)     (30,434)     (389,977)    (208,819)    (377,332)    (177,009)
    Terminations and
      withdrawals            (1,166,325)   (301,151)    (520,524)    (303,528)   (2,867,459)  (2,024,264)  (2,484,910)  (1,337,215)
    Annuity payments                 --          --           --           --            --           --           --           --
    Transfers between
      subaccounts, net       11,573,874     521,368     (592,188)    (907,007)   (3,042,719)   2,269,485     (669,809)    (335,270)
                           --------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions             16,425,306   1,550,076      270,705       50,819    13,750,042   17,744,016   18,670,610   10,832,780
                           --------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets              19,488,140   1,848,068      933,603      202,077    23,050,164   18,834,622   26,933,709   14,612,792
Net assets at beginning
  of period                   7,630,392   5,782,324    5,503,323    5,301,246    42,275,674   23,441,052   39,344,946   24,732,154
                           --------------------------------------------------------------------------------------------------------
Net assets at end of
  period                   $ 27,118,532  $7,630,392  $ 6,436,926  $ 5,503,323  $ 65,325,838  $42,275,674  $66,278,655  $39,344,946
                           ========================================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                           SBL
                                                                  SBL                    Managed                     SBL
                                       SBL                     Large Cap                  Asset                    Mid Cap
                                    High Yield                   Value                  Allocation                  Growth
                                    Subaccount                Subaccount                Subaccount                Subaccount
                                2006         2005         2006         2005         2006         2005         2006         2005
                             -------------------------------------------------------------------------------------------------------
Increase (decrease) in net
   assets:
  From operations:
    Net investment income
      (loss)                 $  (233,867) $  (131,109) $  (154,455) $   (87,037) $  (147,205) $   (81,656) $  (219,572) $  (145,657)
    Capital gains
      distributions                   --           --           --           --           --           --           --           --
    Realized capital gain
      (loss) on sales of
      fund shares                344,333      712,224      961,503      915,816      473,210      131,523      811,036      569,644
    Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period               3,029,621       58,519    3,197,049      213,042    1,696,285      384,253      279,195    1,072,207
                             -------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations                 3,140,087      639,634    4,004,097    1,041,821    2,022,290      434,120      870,659    1,496,194

  From contractholder
    transactions:
    Variable annuity
      deposits                14,336,555    7,377,622    9,836,970    2,772,337    8,553,810    4,475,795    9,844,611    6,192,611
    Contractholder
      maintenance charges       (249,269)    (125,830)    (165,685)     (84,055)    (164,351)     (81,314)    (217,370)    (132,029)
    Terminations and
      withdrawals             (2,559,053)  (1,354,605)  (1,744,034)    (777,058)  (1,321,869)    (807,752)  (1,431,792)  (1,051,706)
    Annuity payments                  --           --           --           --         (926)          --           --           --
    Transfers between
      subaccounts, net         5,694,555      760,521    6,606,141   (2,411,672)  (1,735,416)   2,716,448   (1,790,777)  (1,432,886)
                             -------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions              17,222,788    6,657,708   14,533,392     (500,448)   5,331,248    6,303,177    6,404,672    3,575,990
                             -------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets                 20,362,875    7,297,342   18,537,489      541,373    7,353,538    6,737,297    7,275,331    5,072,184
Net assets at beginning of
   period                     23,081,059   15,783,717   12,605,692   12,064,319   15,379,991    8,642,694   23,681,430   18,609,246
                             -------------------------------------------------------------------------------------------------------
Net assets at end of period  $43,443,934  $23,081,059  $31,143,181  $12,605,692  $22,733,529  $15,379,991  $30,956,761  $23,681,430
                             =======================================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                       SBL                        SBL                                                SBL
                                     Mid Cap                     Money                     SBL                    Small Cap
                                      Value                     Market                  Select 25                   Growth
                                    Subaccount                Subaccount                Subaccount                Subaccount
                                2006         2005          2006          2005        2006         2005         2006         2005
                            --------------------------------------------------------------------------------------------------------
Increase (decrease) in
   net assets:
  From operations:
    Net investment income
      (loss)                $   (686,161) $  (332,385) $   (201,125) $   (98,761) $  (121,686) $  (21,597) $  (113,694) $   (73,813)
    Capital gains
      distributions                   --           --            --           --           --          --           --           --
    Realized capital gain
      (loss) on sales of
      fund shares              2,968,842      799,326       677,338      211,265      205,552      64,839      584,763      569,035
    Change in unrealized
      appreciation/
      depreciation on
      investments during
      the period               8,567,626    6,788,433       509,349      140,985    1,389,467     270,039      163,065      101,557
                            --------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    operations                10,850,307    7,255,374       985,562      253,489    1,473,333     313,281      634,134      596,779

  From contractholder
    transactions:
    Variable annuity
      deposits                38,516,170   21,755,100    87,479,773   15,480,370    5,765,042     956,342    4,929,686    2,525,272
    Contractholder
      maintenance charges       (747,524)    (306,487)     (220,048)     (99,569)    (134,262)    (21,743)    (109,447)     (71,575)
    Terminations and
      withdrawals             (4,375,675)  (2,639,219)   (3,951,748)  (2,952,149)  (1,227,271)   (165,537)    (803,238)    (554,177)
    Annuity payments                (916)          --        (2,769)          --           --          --           --           --
    Transfers between
      subaccounts, net         1,063,534    4,759,109   (61,515,933)  (8,434,418)  14,345,127     681,776     (281,302)     403,878
                            --------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder
    transactions              34,455,589   23,568,503    21,789,275    3,994,234   18,748,636   1,450,838    3,735,699    2,303,398
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets              45,305,896   30,823,877    22,774,837    4,247,723   20,221,969   1,764,119    4,369,833    2,900,177
Net assets at beginning
   of period                  64,604,553   33,780,676    12,678,836    8,431,113    4,375,347   2,611,228   12,333,909    9,433,732
                            --------------------------------------------------------------------------------------------------------
Net assets at end of
  period                    $109,910,449  $64,604,553  $ 35,453,673  $12,678,836  $24,597,316  $4,375,347  $16,703,742  $12,333,909
                            ========================================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                   SBL                 Van Kampen    Van Kampen        Van Kampen
                                                                Small Cap                  LIT           LIT              UIF
                                                                  Value                 Comstock     Government    Equity and Income
                                                                Subaccount             Subaccount    Subaccount        Subaccount
                                                            2006           2005          2006*          2006*            2006*
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                        $   (282,877)  $   (141,664)  $   (11,444)  $    (37,475)     $    (5,595)
    Capital gains distributions                                   --             --            --             --           21,414
    Realized capital gain (loss) on sales of fund
      shares                                               1,071,229        607,249        76,795          2,641            1,702
    Change in unrealized appreciation/depreciation
      on investments during the period                     3,372,279      2,143,127       295,223        272,923          382,567
                                                        ----------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations                                             4,160,631      2,608,712       360,574        238,089          400,088

  From contractholder transactions:
    Variable annuity deposits                             14,595,701     11,373,754     2,726,571      7,089,753        4,723,469
    Contractholder maintenance charges                      (302,838)      (133,310)      (12,178)       (50,128)         (19,792)
    Terminations and withdrawals                          (1,803,639)    (1,052,368)      (34,227)      (274,496)         (53,098)
    Annuity payments                                              --             --            --             --           (2,231)
    Transfers between subaccounts, net                    (1,444,299)       816,240     1,775,358     14,550,052        3,485,375
                                                        ----------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                           11,044,925     11,004,316     4,455,524     21,315,181        8,133,723
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets                     15,205,556     13,613,028     4,816,098     21,553,270        8,533,811
Net assets at beginning of period                         27,681,092     14,068,064            --             --               --
                                                        ----------------------------------------------------------------------------
Net assets at end of period                             $ 42,886,648   $ 27,681,092   $ 4,816,098   $ 21,553,270      $ 8,533,811
                                                        ============================================================================

*     For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                          Notes to Financial Statements

1. Organization and Significant Accounting Policies

Organization

SecureDesigns Variable Annuity (SecureDesigns) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

           Subaccount                                                  Mutual Fund
------------------------------------------------------------------------------------------------------
                                          AIM Variable Insurance Funds:
AIM V.I. Basic Value                        AIM V.I. Basic Value Fund (Series II Shares)
AIM V.I. Capital Development                AIM V.I. Capital Development Fund (Series II Shares)
AIM V.I. Global Health Care                 AIM V.I. Global Health Care Fund (Series I Shares)
AIM V.I. International Growth               AIM V.I. International Growth Fund (Series II Shares)
AIM V.I. Mid Cap Core Equity                AIM V.I. Mid Cap Core Equity Fund (Series II Shares)
AIM V.I. Global Real Estate(1)              AIM V.I. Real Estate Fund (Series I Shares)
                                          American Century Variable Portfolios, Inc.:
American Century VP Ultra                   American Century VP Ultra Fund (Class II)
American Century VP Value                   American Century VP Value Fund (Class II)
                                          Dreyfus Variable Investment Fund:
Dreyfus IP Technology Growth                Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value             Dreyfus VIF International Value Portfolio (Service Class)
                                          Salomon Brothers Asset Management:
Legg Mason Partners Variable Aggressive     Legg Mason Partners Variable Aggressive Growth Fund
   Growth(2)                                  (Class II)
Legg Mason Partners Variable                Legg Mason Partners Variable Small Cap Growth Fund
   Small Cap Growth(2)                        (Class II)
                                          Massachusetts Financial Service Company:
MFS VIT Research International              MFS VIT Research International Series (Service Class)
MFS VIT Total Return                        MFS VIT Total Return Series (Service Class)
MFS VIT Utilities                           MFS VIT Utilities Series (Service Class)

(1)   Prior to July 1, 2006, this was AIM V.I. Real Estate Subaccount.

(2) Prior to May 1, 2006, these were Salomon Brother Variable Aggressive Growth and Salomon Brother Variable Small Cap Growth Subaccounts, respectively.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

            Subaccount                                            Mutual Fund
--------------------------------------------------------------------------------------------------------
                                           Neuberger Berman Management Inc.:
Neuberger Berman AMT Socially Responsive     Neuberger Berman AMT Socially Responsive Portfolio
                                              (Class S)
                                           Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small                Oppenheimer Main Street Small Cap Fund/VA (Service
  Cap/VA                                      Class)
                                           Pacific Investment Management Company LLC:
PIMCO VIT All Asset                          PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn Strategy       PIMCO VIT Commodity Real Return Strategy Portfolio
                                                ( Administrative Class)
PIMCO VIT Foreign Bond (U.S.                 PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
   Dollar-Hedged)                               (Administrative Class)
PIMCO VIT Low Duration                       PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                        PIMCO VIT Real Return Portfolio (Administrative Class)
                                           Royce & Associates, LLC:
Royce Micro-Cap                              Royce Micro-Cap Portfolio
                                           Rydex Investments:
RVT CLS AdvisorOne Amerigo                   RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont                  RVT CLA AdvisorOne Clermont Fund
Rydex VT Sector Rotation                     Rydex VT Sector Rotation Fund
                                           SBL Fund:
SBL Alpha Opportunity                        SBL Fund Series Z (SBL Alpha Opportunity)
SBL Diversified Income                       SBL Fund Series E (SBL Diversified Income)
SBL Enhanced Index                           SBL Fund Series H (SBL Enhanced Index)
SBL Equity                                   SBL Fund Series A (SBL Equity)
SBL Equity Income                            SBL Fund Series O (SBL Equity Income)
SBL Global                                   SBL Fund Series D (SBL Global)
SBL High Yield                               SBL Fund Series P (SBL High Yield)
SBL Large Cap Value                          SBL Fund Series B (SBL Large Cap Value)
SBL Managed Asset Allocation                 SBL Fund Series N (SBL Managed Asset Allocation)
SBL Mid Cap Growth                           SBL Fund Series J (SBL Mid Cap Growth)
SBL Mid Cap Value                            SBL Fund Series V (SBL Mid Cap Value)
SBL Money Market                             SBL Fund Series C (SBL Money Market)
SBL Select 25                                SBL Fund Series Y (SBL Select 25)
SBL Small Cap Growth                         SBL Fund Series X (SBL Small Cap Growth)
SBL Small Cap Value                          SBL Fund Series Q (SBL Small Cap Value)

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

       Subaccount                                         Mutual Fund
-----------------------------------------------------------------------------------------------------
                                          Van Kampen Asset Management:
Van Kampen LIT Comstock                     Van Kampen LIT Comstock Portfolio (Class II)
Van Kapen LIT Government                    Van Kampen LIT Government Portfolio (Class II)
Van Kampen UIF Equity and Income            Van Kampen UIF Equity and Income Portfolio (Class II)

During 2006, the SBL Large Cap Growth Series, the SBL Social Awareness Series, and the SBL Main Street Growth & Income Series merged into the SBL Select 25 Series, the Neuberger Berman AMT Socially Responsive, and the SBL Enhanced Index Series, respectively.

Pursuant to the plan of reorganization approved by the SBL Large Cap Growth Series shareholders, the SBL Select 25 Series acquired all the net assets of the SBL Large Cap Growth Series, which totaled $8,023,549 on the closing date of the reorganization, June 16, 2006. A total of 1,234,418 shares were exchanged from the SBL Large Cap Growth Series. In exchange for the assets of the SBL Large Cap Growth Series, 801,553 shares of the SBL Select 25 Series were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Social Awareness Series shareholders, the Neuberger Berman AMT Socially Responsive acquired all the net assets of the SBL Social Awareness Series, which totaled $2,211,851 on the closing date of the reorganization, June 16, 2006. A total of 92,201 shares were exchanged from the SBL Social Awareness Series. In exchange for the assets of the SBL Social Awareness Series, 150,160 shares of the Neuberger Berman AMT Socially Responsive were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the SBL Main Street Growth & Income Series shareholders, the SBL Enhanced Index Series acquired all the net assets of the SBL Main Street Growth & Income Series, which totaled $16,033,750 on the closing date of the reorganization, June 16, 2006. A total of 1,702,132 shares were exchanged from the SBL Main Street Growth & Income Series. In exchange for the assets of the SBL Main Street Growth & Income Series, 1,661,529 shares of the SBL Enhanced Index Series were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC
(SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly owned subsidiary of Security Benefit Corporation.

AIM Advisors, Inc. serves as investment advisor of AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. AIM Advisors, Inc. has engaged INVESCO Institutional, Inc. to provide subadvisory services to AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor of American Century VP Ultra Fund and American Century VP Value Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus IP Technology Growth Fund and Dreyfus VIF International Value Fund. Salomon Brothers Asset Management Inc. serves as investment advisor of Legg Mason Partners Variable Aggressive Growth Fund and Legg Mason Partners Variable Small Cap Growth Fund. Massachusetts Financial Services Company serves as investment advisor of MFS VIT Research International Fund, MFS VIT Total Return Fund, and MFS VIT Utilities Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive Portfolio. OppenheimerFunds, Inc. serves as investment advisor of Oppenheimer Main Street Small Cap/VA Fund. Pacific Investment Management Company LLC serves as investment advisor of PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) Portfolio, PIMCO VIT Low Duration Portfolio and PIMCO VIT Real Return Portfolio. Royce & Associates, LLC serves as investment advisor of Royce Micro-Cap Portfolio. Rydex Investments has engaged Clarke Lanzen Skalla Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund, RVT CLS AdvisorOne Clermont Fund, and Rydex VT Sector Rotation Fund. SMC serves as investment advisor of each Series of the SBL Fund. SMC has engaged Mainstream Investment Advisers, LLC to provide subadvisory services for Series Z; Northern Trust Investments, N.A. to provide subadvisory services for Series H; T. Rowe Price Associates, Inc. to provide subadvisory services for Series O and Series N; OppenheimerFunds, Inc. to provide subadvisory services for Series D; RS Investment Management, L.P. to provide subadvisory services for Series X; and Wells Capital Management Inc. to provide subadvisory services for Series Q. Van Kampen Asset Management serves as investment advisor of Van Kampen LIT Comstock Portfolio, Van Kampen LIT Government Portfolio and Van Kampen UIF Equity and Income Portfolio.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, except for those subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                              Cost of            Proceeds
             Subaccount                                      Purchases          from Sales
--------------------------------------------------------------------------------------------
AIM V.I. Basic Value                                        $  4,983,443       $ 1,671,742
Aim V.I. Capital Development                                   4,766,125           941,323
AIM V.I. Global Health Care                                    5,465,713         3,664,837
AIM V.I. International Growth                                 28,580,106         2,478,351
AIM V.I. Mid Cap Core Equity                                   1,966,253           811,956
AIM V.I. Global Real Estate                                   15,767,273         2,190,938
American Century VP Ultra                                      7,241,044         5,790,177
American Century VP Value                                     15,842,712         5,088,689
Dreyfus IP Technology Growth                                   1,014,177           487,943
Dreyfus VIF International Value                               18,846,812        12,632,567
Legg Mason Partners Variable Aggressive Growth                 8,107,892           200,203
Legg Mason Partners Variable Small Cap Growth                    422,591           213,697
MFS VIT Research International                                 8,727,519           324,635
MFS VIT Total Return                                          32,780,143           613,057
MFS VIT Utilities                                             10,708,458           789,697
Neuberger Berman AMT Socially Responsive                       3,255,165           570,243
Oppenheimer Main Street Small Cap/VA                           9,599,257         4,685,750
PIMCO VIT All Asset                                            7,972,302         3,166,212
PIMCO VIT CommodityRealReturn Strategy                         2,493,265           799,568
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)                    9,672,374         2,835,071
PIMCO VIT Low Duration                                        10,618,896         3,881,845
PIMCO VIT Real Return                                         23,186,157        12,127,418
Royce Micro-Cap                                                6,530,095           465,330
RVT CLS AdvisorOne Amerigo                                    24,366,555           163,508
RVT CLS AdvisorOne Clermont                                    6,641,379           208,756
Rydex VT Sector Rotation                                      11,568,240         2,856,289
SBL Alpha Opportunity                                          9,397,990         2,742,036
SBL Diversified Income                                        10,649,133         7,076,738

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                              Cost of           Proceeds
         Subaccount                                          Purchases         from Sales
------------------------------------------------------------------------------------------
SBL Enhanced Index                                          $ 26,600,574      $ 10,301,589
SBL Equity                                                     1,845,554         1,617,491
SBL Equity Income                                             20,561,274         7,229,158
SBL Global                                                    21,914,894         3,643,173
SBL High Yield                                                21,491,090         4,502,169
SBL Large Cap Value                                           21,427,529         7,048,592
SBL Managed Asset Allocation                                  10,414,374         5,230,331
SBL Mid Cap Growth                                            10,837,372         4,652,272
SBL Mid Cap Value                                             47,571,726        13,802,298
SBL Money Market                                              68,310,853        46,722,703
SBL Select 25                                                 23,834,597         5,207,647
SBL Small Cap Growth                                           7,591,575         3,969,570
SBL Small Cap Value                                           16,524,607         5,762,559
Van Kampen LIT Comstock                                        5,783,884         1,339,804
Van Kampen LIT Government                                     21,707,294           429,588
Van Kampen UIF Equity and Income                               8,218,033            68,491

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Presentation

The 2006 comparative financial statements are presented in whole dollars. Previously, the prior year financial statements were presented in thousands. To be comparative, the prior year column in the current year financial statements has been converted to whole dollars.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net asset. Additionally, SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.6% of the contract value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2006 and 2005, except for those subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                           2006                                  2005
                                           --------------------------------------------------------------------------
                                                                         Net                                   Net
                                              Units        Units      Increase       Units      Units       Increase
           Subaccount                        Issued      Redeemed    (Decrease)     Issued     Redeemed    (Decrease)
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                         403,783     (180,148)      223,635     262,469     (171,618)     90,851
AIM V.I Capital Development                  487,952     (121,742)      366,210          --           --          --
AIM V.I. Global Health Care                  534,369     (376,644)      157,725     100,569      (44,884)     55,685
AIM V.I. International Growth              2,239,538     (488,449)    1,751,089     639,059     (176,051)    463,008
AIM V.I. Mid Cap Core Equity                 143,722      (85,159)       58,563     178,955      (58,054)    120,901
AIM V.I. Global Real Estate                  920,655     (327,151)      593,504     791,092     (401,954)    389,138
American Century VP Ultra                    914,474     (737,586)      176,888   1,147,743     (300,051)    847,692
American Century VP Value                  1,329,963     (663,712)      666,251     945,731     (328,759)    616,972
Dreyfus IP Technology Growth                 120,536      (64,207)       56,329      61,985      (24,117)     37,868
Dreyfus VIF International Value            1,761,513   (1,314,846)      446,667   1,311,385     (569,554)    741,831
Legg Mason Partners Variable
   Aggressive Growth                         891,780     (109,828)      781,952          --           --          --
Legg Mason Partners Variable
   Small Cap Growth                           42,332      (22,838)       19,494          --           --          --
MFS Research International                   858,621      (66,000)      792,621          --           --          --
MFS VIT Total Return                       3,728,849     (514,910)    3,213,939          --           --          --
MFS VIT Utilities                          1,104,108     (189,290)      914,818          --           --          --
Neuberger Berman AMT Socially
  Responsive                                 231,552      (46,968)      184,584          --           --          --
Oppenheimer Main Street Small
  Cap/VA                                     795,165     (515,964)      279,201     258,132      (99,456)    158,676
PIMCO VIT All Asset                          844,121     (463,397)      380,724     698,739     (204,113)    494,626
PIMCO VIT Commodity-
    RealReturn Strategy                      236,900      (83,430)      153,470          --           --          --
PIMCO VIT Foreign Bond (U.S.
   Dollar-Hedged)                          1,050,271     (372,684)      677,587          --           --          --
PIMCO VIT Low Duration                     1,494,055     (784,207)      709,848     928,374     (420,121)    508,253
PIMCO VIT Real Return                      3,404,516   (2,508,512)      896,004   3,191,226     (918,161)  2,273,065
Royce Micro-Cap                              703,815     (129,175)      574,640          --           --          --
RVT CLS AdvisorOne Amerigo                 2,484,175     (203,347)    2,280,828          --           --          --
RVT CLS AdvisorOne Clermont                  694,128      (77,061)      617,067          --           --          --
Rydex VT Sector Rotation                     973,457     (418,528)      554,929     313,920      (57,958)    255,962
SBL Alpha Opportunity                        903,007     (380,905)      522,102     463,994     (201,888)    262,106
SBL Diversified Income                     1,718,345   (1,284,047)      434,298   2,136,711   (1,267,551)    869,160

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                           2006                                 2005
                                          ---------------------------------------------------------------------------
                                                                         Net                                   Net
                                            Units         Units       Increase      Units        Units      Increase
              Subaccount                   Issued       Redeemed     (Decrease)    Issued      Redeemed    (Decrease)
---------------------------------------------------------------------------------------------------------------------
SBL Enhanced Index                         4,141,008    (1,799,738)   2,341,270     728,637     (479,512)    249,125
SBL Equity                                   374,194      (311,687)      62,507     588,712     (562,051)     26,661
SBL Equity Income                          2,635,116    (1,406,071)   1,229,045   2,360,230     (794,700)  1,565,530
SBL Global                                 3,389,996    (1,476,348)   1,913,648   2,742,549   (1,526,805)  1,215,744
SBL High Yield                             1,332,584      (552,992)     779,592   1,013,019     (687,615)    325,404
SBL Large Cap Value                        2,678,541    (1,180,658)   1,497,883   1,143,169   (1,167,902)    (24,733)
SBL Managed Asset Allocation               1,455,523      (871,898)     583,625     967,947     (279,825)    688,122
SBL Mid Cap Growth                         1,888,523    (1,149,902)     738,621   1,598,993   (1,135,719)    463,274
SBL Mid Cap Value                          3,274,634    (1,569,194)   1,705,440   2,082,045     (773,186)  1,308,859
SBL Money Market                          14,469,496   (12,009,050)   2,460,446   4,959,461   (4,486,539)    472,922
SBL Select 25                              4,098,375    (1,301,833)   2,796,542     412,122     (186,293)    225,829
SBL Small Cap Growth                       1,692,397    (1,076,218)     616,179   1,216,457     (835,108)    381,349
SBL Small Cap Value                        1,238,902      (674,033)     564,869     983,853     (390,330)    593,523
Van Kampen LIT Comstock                      637,060      (196,781)     440,279          --           --          --
Van Kampen LIT Government                  2,453,274      (308,229)   2,145,045          --           --          --
Van Kampen UIF Equity and Income             851,580       (55,902)     795,678          --           --          --

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. unit values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2006, follows:

           Subaccount                         2006           2005           2004           2003          2002
---------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value
Units                                      631,977        408,342        317,491         82,779            --
Unit value                         $         15.07   $      13.85   $      13.64   $      12.77   $        --
Net assets                         $     9,521,911   $  5,655,252   $  4,329,581   $  1,057,347   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                     0.14%            --%            --%            --%           --%
Total return***                               8.79%          1.55%          6.81%         18.02%           --%

AIM V.I Capital Development(1)
Units                                      366,210             --             --             --            --
Unit value                         $         10.55   $         --   $         --   $         --   $        --

Net assets                         $     3,863,731   $         --   $         --   $         --   $        --

Ratio of expenses to net assets*       0.75 - 1.00%            --%            --%            --%           --%
Investment income ratio**                       --%            --%            --%            --%           --%
Total return***                               5.49%            --%            --%            --%           --%

AIM V.I.  Global Health Care
Units                                      330,130        172,405        116,719         32,710            --
Unit value                         $         12.74   $      12.56   $      12.06   $      11.64   $        --
Net assets                         $     4,205,150   $  2,166,746   $  1,407,429   $    380,735   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                       --%            --%            --%            --%           --%
Total return***                               1.37%          4.17%          3.61%         12.68%           --%

AIM V.I. International Growth(3)
Units                                    2,335,721        584,632        121,624             --            --
Unit value                         $         16.21   $      13.16   $      11.61   $         --   $        --
Net assets                         $    37,864,445   $  7,693,581   $  1,411,596   $         --   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%            --%           --%
Investment income ratio**                     1.00%          0.85%          0.87%            --%           --%
Total return***                              23.20%         13.38%         16.10%            --%           --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                 Subaccount                   2006           2005           2004           2003          2002
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
Units                                      290,337        231,774        110,873         33,968            --
Unit value                         $         14.82   $      13.86   $      13.41   $      12.26   $        --
Net assets                         $     4,302,527   $  3,212,929   $  1,487,081   $    416,501   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                     0.79%          0.37%          0.03%            --%           --%
Total return***                               6.90%          3.32%          9.38%         15.12%           --%

AIM V.I.  Global Real Estate
Units                                    1,443,163        849,659        460,520        111,342            --
Unit value                         $         25.47   $      18.54   $      16.85   $      12.81   $        --
Net assets                         $    36,751,767   $ 15,751,291   $  7,757,710   $  1,425,619   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                     1.27%          1.34%          1.12%          2.88%           --%
Total return***                              37.37%         10.05%         31.54%         21.42%           --%

American Century VP Ultra
Units                                    1,295,982      1,119,094        271,402         61,800            --
Unit value                         $         11.27   $      12.11   $      12.33   $      11.57   $        --
Net assets (000s)                  $    14,602,503   $ 13,548,810   $  3,345,270   $    715,169   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                       --%            --%            --%            --%           --%
Total return***                              (6.94)%        (1.78)%         6.57%         15.35%           --%

American Century VP Value
Units                                    1,543,792        877,541        260,569          3,285            --
Unit value                         $         15.56   $      13.64   $      13.50   $      12.28   $        --
Net assets                         $    24,020,629   $ 11,966,657   $  3,518,377   $    408,803   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                     0.97%          0.33%          0.25%            --%           --%
Total return***                              14.11%          1.00%          9.93%         16.51%           --%

Dreyfus IP Technology Growth(3)
Units                                      130,694         74,365         36,497             --            --
Unit value                         $         10.14   $      10.12   $      10.15   $         --   $        --
Net assets                         $     1,325,832   $    752,574   $    370,535   $         --   $        --
Ratio of expenses to net assets*       0.75 - 1.00%          0.75%          0.75%            --%           --%
Investment income ratio**                       --%            --%            --%            --%           --%
Total return***                               0.22%         (0.33)%         1.50%            --%           --%

                         Variable Annuity Account XIV -
                          SecurDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

               Subaccount                           2006             2005            2004         2003       2002
------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value(3)
Units                                          1,894,749        1,448,082         706,250           --         --
Unit value                                  $      14.27    $       12.10    $      11.25    $      --    $    --
Net assets                                  $ 27,032,932    $  17,520,936    $  7,942,552    $      --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%            0.75%           0.75%          --%        --%
Investment income ratio**                           1.16%              --%           1.41%          --%        --%
Total return***                                    17.90%            7.58%          12.50%          --%        --%

Legg Mason Variable Aggressive Growth(1)
Units                                            781,952               --              --           --         --
Unit value                                  $      10.39    $          --    $         --    $      --    $    --
Net assets                                  $  8,121,710    $          --    $         --    $      --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%          --%        --%
Investment income ratio**                             --%              --%             --%          --%        --%
Total return***                                     3.86%              --%             --%          --%        --%

Legg Mason Partner Variable Small Cap
   Growth(1)
Units                                             19,494               --              --           --         --
Unit value                                  $       9.96    $          --    $         --    $      --    $    --
Net assets                                  $    194,337    $          --    $         --    $      --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%          --%        --%
Investment income ratio**                             --%              --%             --%          --%        --%
Total return***                                    (0.36)%             --%             --%          --%        --%

MFS VIT Research International(1)
Units                                            792,621               --              --           --         --
Unit value                                  $      11.34    $          --    $         --    $      --    $    --
Net assets                                  $  8,991,614    $          --    $         --    $      --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%          --%        --%
Investment income ratio**                           1.23%              --%             --%          --%        --%
Total return***                                    13.43%              --%             --%          --%        --%

                         Variable Annuity Account XIV -
                          SecurDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

               Subaccount                           2006             2005            2004         2003       2002
------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return(1)
Units                                          3,213,939               --              --           --         --
Unit value                                  $      10.64    $          --    $         --    $      --    $    --
Net assets                                  $ 34,194,494    $          --    $         --    $      --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%          --%        --%
Investment income ratio**                           0.32%              --%             --%          --%        --%
Total return***                                     6.40%              --%             --%          --%        --%

MFS VIT Utilities(1)
Units                                            914,818
Unit value                                  $      12.33    $          --    $         --    $      --    $    --
Net assets                                  $ 11,280,809    $          --    $         --    $      --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%          --%        --%
Investment income ratio**                           0.21%              --%             --%          --%        --%
Total return***                                    23.30%              --%             --%          --%        --%

Neuberger Berman AMT Socially
   Responsive(2)
Units                                            184,584               --              --           --         --
Unit value                                  $      16.28    $          --    $         --    $      --    $    --
Net assets                                  $  3,004,992    $          --    $         --    $      --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%          --%        --%
Investment income ratio**                             --%              --%             --%          --%        --%
Total return***                                    62.78%              --%             --%          --%        --%

Oppenheimer Main Street Small Cap/VA
Units                                            592,722          313,521         154,844       34,851         --
Unit value                                  $      18.20    $       16.48    $      15.59    $   13.58    $    --
Net assets                                  $ 10,789,665    $   5,167,232    $  2,414,712    $ 473,451    $    --
Ratio of expenses to net assets*             0.75 - 1.00%            0.75%           0.75%        0.75%        --%
Investment income ratio**                           0.02%              --%             --%          --%        --%
Total return***                                    10.45%            5.68%          14.80%       29.83%        --%

                         Variable Annuity Account XIV -
                          SecurDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

               Subaccount                           2006             2005            2004         2003        2002
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset
Units                                          1,264,392          883,668         389,040        91,895         --
Unit value                                  $      11.97    $       11.87    $      11.60    $    10.81    $    --
Net assets                                  $ 15,131,737    $  10,490,341    $  4,513,996    $  992,896    $    --
Ratio of expenses to net assets*             0.75 - 1.00%            0.75%           0.75%         0.75%        --%
Investment income ratio**                           6.10%            4.63%           4.58%         4.13%        --%
Total return***                                     0.81%            2.32%           7.31%         2.95%        --%

PIMCO VIT CommodityRealReturn Strategy(1)
Units                                            153,470               --              --            --         --
Unit value                                  $      10.18    $          --    $         --    $       --    $    --
Net assets                                  $  1,563,017    $          --    $         --    $       --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%           --%        --%
Investment income ratio**                           7.03%              --%             --%           --%        --%
Total return***                                     1.85%              --%             --%           --%        --%

PIMCO VIT Foreign Bond (U.S.
   Dollar-Hedged)(1)
Units                                            677,587               --              --            --         --
Unit value                                  $       9.96    $          --    $         --    $       --    $    --
Net assets                                  $  6,751,052    $          --    $         --    $       --    $    --
Ratio of expenses to net assets*             0.75 - 1.00%              --%             --%           --%        --%
Investment income ratio**                           2.83%              --%             --%           --%        --%
Total return***                                    (0.37)%             --%             --%           --%        --%

PIMCO VIT Low Duration
Units                                          2,354,587        1,644,739       1,136,486       778,084         --
Unit value                                  $       9.40    $        9.38    $       9.64    $     9.83    $    --
Net assets                                  $ 22,144,691    $  15,450,035    $ 10,980,768    $7,651,959    $    --
Ratio of expenses to net assets*             0.75 - 1.00%            0.75%           0.75%         0.75%        --%
Investment income ratio**                           4.16%            2.72%           1.28%         0.75%        --%
Total return***                                     0.16%           (2.73)%         (1.93)%       (2.29)%       --%

PIMCO VIT Real Return
Units                                          4,477,341        3,581,337       1,308,272       394,954         --
Unit value                                  $      10.41    $       10.72    $      10.91    $    10.40    $    --
Net assets                                  $ 46,611,374    $  38,433,710    $ 14,295,781    $4,106,853    $    --
Ratio of expenses to net assets*             0.75 - 1.00%            0.75%           0.75%         0.75%        --%
Investment income ratio**                           4.76%            2.67%           0.99%         0.38%        --%
Total return***                                    (2.98)%          (1.69)%          4.90%         0.68%        --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                                   2006           2005           2004           2003          2002
------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap(1)
Units                                                574,640             --             --             --            --
Unit value                                     $       10.74   $         --   $         --   $         --   $        --
Net assets                                     $   6,170,213   $         --   $         --   $         --   $        --
Ratio of expenses to net assets*                 0.75 - 1.00%            --%            --%            --%           --%
Investment income ratio**                               0.32%            --%            --%            --%           --%
Total return***                                         7.39%            --%            --%            --%           --%

RVT CLS AdvisorOne Amerigo(1)
Units                                              2,280,828             --             --             --            --
Unit value                                     $       10.51   $         --   $         --   $         --   $        --
Net assets                                     $  23,964,981   $         --   $         --   $         --   $        --
Ratio of expenses to net assets*                 0.75 - 1.00%            --%            --%            --%           --%
Investment income ratio**                               0.16%            --%            --%            --%           --%
Total return***                                         5.07%            --%            --%            --%           --%

RVT CLS AdvisorOne Clermont(1)
Units                                                617,067             --             --             --            --
Unit value                                     $       10.27   $         --   $         --   $         --   $        --
Net assets                                     $   6,336,427   $         --   $         --   $         --   $        --
Ratio of expenses to net assets*                 0.75 - 1.00%            --%            --%            --%           --%
Investment income ratio**                               3.82%            --%            --%            --%           --%
Total return***                                         2.68%            --%            --%            --%           --%

Rydex VT Sector Rotation
Units                                              1,028,331        473,402        217,441         91,053            --
Unit value                                     $       15.34   $      14.30   $      13.05   $      12.24   $        --
Net assets                                     $  15,777,525   $  6,769,171   $  2,838,610   $  1,114,597   $        --
Ratio of expenses to net assets*                 0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                                 --%            --%            --%            --%           --%
Total return***                                         7.30%          9.53%          6.62%         17.81%           --%

SBL Alpha Opportunity
Units                                              1,090,542        568,440        306,334         68,970            --
Unit value                                     $       14.06   $      12.90   $      12.56   $      11.58   $        --
Net assets                                     $  15,332,700   $  7,333,662   $  3,847,060   $    798,823   $        --
Ratio of expenses to net assets*                 0.75 - 1.00%          0.75%          0.75%          0.75%           --%
Investment income ratio**                                 --%            --%            --%            --%           --%
Total return***                                         8.97%          2.74%          8.46%         16.62%           --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                                   2006           2005           2004           2003          2002
------------------------------------------------------------------------------------------------------------------------
SBL Diversified Income
Units                                              3,084,496      2,650,198      1,781,038      1,281,255     1,143,363
Unit value                                     $       11.17   $      11.18   $      11.39   $      11.39   $     11.46
Net assets                                     $  34,461,747   $ 29,615,339   $ 20,288,311   $ 14,583,414   $ 3,091,851
Ratio of expenses to net assets*                 0.75 - 1.00%          0.75%          0.75%          0.75%         0.75%
Investment income ratio**                                 --%            --%          0.95%         10.10%         3.37%
Total return***                                        (0.02)%        (1.90)%           --%         (0.61)%        5.23%

SBL Enhanced Index
Units                                              3,410,328      1,069,058        819,933        577,687       237,774
Unit value                                     $        7.95   $       7.14   $       7.06   $       6.67   $      5.42
Net assets                                     $  27,118,532   $  7,630,392   $  5,782,324   $  3,849,843   $ 1,286,610
Ratio of expenses to net assets*                 0.75 - 1.00%          0.75%          0.75%          0.75%         0.75%
Investment income ratio**                                 --%            --%          0.09%          0.95%         1.42%
Total return***                                        11.31%          1.18%          5.85%         23.06%       (25.85)%

SBL Equity
Units                                                899,214        836,707        810,045        758,144       544,857
Unit value                                     $        7.15   $       6.58   $       6.55   $       6.30   $      5.38
Net assets                                     $   6,436,926   $  5,503,323   $  5,301,246   $  4,772,128   $ 2,925,318
Ratio of expenses to net assets*                 0.75 - 1.00%          0.75%          0.75%          0.75%         0.75%
Investment income ratio**                                 --%            --%          0.11%          0.69%         0.96%
Total return***                                         8.74%          0.50%          3.97%         17.10%       (26.90)%

SBL Equity Income
Units                                              4,739,451      3,510,406      1,944,876      1,161,217       803,419
Unit value                                     $       13.78   $      12.04   $      12.05   $      10.93   $      9.06
Net assets                                     $  65,325,838   $ 42,275,674   $ 23,441,052   $ 12,687,025   $ 7,274,513
Ratio of expenses to net assets*                 0.75 - 1.00%          0.75%          0.75%          0.75%         0.75%
Investment income ratio**                                 --%            --%          0.16%          1.46%         2.91%
Total return***                                        14.46%         (0.07)%        10.25%         20.64%       (16.65)%

SBL Global
Units                                              5,808,728      3,895,080      2,679,337      2,234,390       900,881
Unit value                                     $       11.41   $      10.10   $       9.23   $       8.07   $      5.84
Net assets                                     $  66,278,655   $ 39,344,946   $ 24,732,154   $ 18,022,654   $ 5,255,715
Ratio of expenses to net assets*                 0.75 - 1.00%          0.75%          0.75%          0.75%         0.75%
Investment income ratio**                                 --%            --%            --%          0.30%         0.20%
Total return***                                        13.04%          9.36%         14.37%         38.18%       (25.51)%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                               2006              2005               2004              2003              2002
------------------------------------------------------------------------------------------------------------------------------------
SBL High Yield
Units                                           1,808,474         1,028,882            703,478           627,384           301,751
Unit value                                $         24.02   $         22.43    $         22.43   $         20.87   $         17.80
Net assets                                $    43,443,934   $    23,081,059    $    15,783,717   $    13,091,169   $     5,370,241
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%              0.63%             7.45%             9.46%
Total return***                                      7.09%            (0.02)%             7.47%            17.25%            (3.31)%

SBL Large Cap Value
Units                                           2,858,672         1,360,789          1,385,522           931,853           610,851
Unit value                                $         10.89   $          9.27    $          8.70   $          8.16   $          6.57
Net assets                                $    31,143,181   $    12,605,692    $    12,064,319   $     7,602,949   $     4,018,196
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%              0.06%             1.04%             1.99%
Total return***                                     17.51%             6.46%              6.62%            24.20%           (27.00)%

SBL Managed Asset Allocation
Units                                           2,164,609         1,580,984            892,862           554,165           252,528
Unit value                                $         10.50   $          9.73    $          9.68   $          9.07   $          7.60
Net assets                                $    22,733,529   $    15,379,991    $     8,642,694   $     5,030,394   $     1,921,498
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%              0.57%             2.10%             4.61%
Total return***                                      7.97%             0.51%              6.73%            19.34%           (13.04)%

SBL Mid Cap Growth
Units                                           3,258,276         2,519,655          2,056,381         1,569,313         1,093,762
Unit value                                $          9.50   $          9.40    $          9.05   $          8.53   $          5.67
Net assets                                $    30,956,761   $    23,681,430    $    18,609,246   $    13,389,150   $     6,199,160
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%                --%               --%               --%
Total return***                                      1.09%             3.86%              6.10%            50.44%           (32.01)%

SBL Mid Cap Value
Units                                           4,861,962         3,156,522          1,847,663         1,135,916           798,428
Unit value                                $         22.61   $         20.47    $         18.28   $         14.95   $         10.06
Net assets                                $   109,910,449   $    64,604,553    $    33,780,676   $    16,981,306   $     8,033,394
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%              0.03%             0.30%             0.98%
Total return***                                     10.45%            11.95%             22.27%            48.61%           (17.27)%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                               2006              2005               2004              2003              2002
------------------------------------------------------------------------------------------------------------------------------------
SBL Money Market
Units                                           3,842,379         1,381,933            909,010         1,177,714           982,287
Unit value                                $          9.23   $          9.17    $          9.27   $          9.56   $          9.87
Net assets                                $    35,453,673   $    12,678,836    $     8,431,113   $    11,227,680   $     9,666,832
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%              0.05%             0.91%             3.57%
Total return***                                      0.58%            (1.09)%            (3.03)%           (3.14)%           (2.57)%

SBL Select 25
Units                                           3,428,338           631,796            405,968           314,857           185,009
Unit value                                $          7.18   $          6.93    $          6.44   $          5.99   $          5.28
Net assets                                $    24,597,316   $     4,375,347    $     2,611,228   $     1,883,055   $       974,987
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%                --%               --%               --%
Total return***                                      3.59%             7.64%              7.51%            13.45%           (29.32)%

SBL Small Cap Growth
Units                                           2,451,178         1,834,999          1,453,650         1,037,908           652,170
Unit value                                $          6.81   $          6.73    $          6.49   $          5.75   $          3.82
Net assets                                $    16,703,742   $    12,333,909    $     9,433,732   $     5,979,686   $     2,495,359
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%                --%               --%               --%
Total return***                                      1.27%             3.55%             12.87%            50.52%           (29.26)%

SBL Small Cap Value
Units                                           1,915,706         1,350,837            757,314           506,024           319,542
Unit value                                $         22.39   $         20.49    $         18.58   $         16.02   $         11.03
Net assets                                $    42,886,648   $    27,681,092    $     4,068,064   $     8,112,967   $     3,525,786
Ratio of expenses to net assets*              0.75 - 1.00%             0.75%              0.75%             0.75%             0.75%
Investment income ratio**                              --%               --%                --%               --%               --%
Total return***                                      9.24%            10.30%             15.98%            45.24%           (10.33)%

Van Kampen LIT Comstock(1)
Units                                             440,279                --                 --                --                --
Unit value                                $         10.94   $            --    $            --   $            --   $            --
Net assets                                $     4,816,098   $            --    $            --   $            --   $            --
Ratio of expenses to net assets*              0.75 - 1.00%               --%                --%               --%               --%
Investment income ratio**                              --%               --%                --%               --%               --%
Total return***                                      9.38%               --%                --%               --%               --%

                         Variable Annuity Account XIV -
                         SecureDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                               2006              2005               2004              2003              2002
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government(1)
Units                                           2,145,045                --                 --                --                --
Unit value                                $         10.05   $            --    $            --   $            --   $            --
Net assets                                $    21,553,270   $            --    $            --   $            --   $            --
Ratio of expenses to net assets*              0.75 - 1.00%               --%                --%               --%               --%
Investment income ratio**                              --%               --%                --%               --%               --%
Total return***                                      0.48%               --%                --%               --%               --%

Van Kampen UIF Equity and Income(1)
Units                                             795,678                --                 --                --                --
Unit value                                $         10.73   $            --    $            --   $            --   $            --
Net assets                                $     8,533,811   $            --    $            --   $            --   $            --
Ratio of expenses to net assets*              0.75 - 1.00%               --%                --%               --%               --%
Investment income ratio**                            0.26%               --%                --%               --%               --%
Total return***                                      7.26%               --%                --%               --%               --%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1)   For the period March 10, 2006 (inception date) to December 31, 2006.

(2)   For the period April 27, 2006 (inception date) to December 31, 2006.

(3)   For the period April 29, 2004 (inception date) to December 31, 2004.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Valuebuilder Variable Annuity
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                             Financial Statements

                         Year Ended December 31, 2006

                                   Contents

Report of Independent Registered Public Accounting Firm.....................   1

Audited Financial Statements

Statements of Net Assets....................................................   3
Statements of Operations....................................................  10
Statements of Changes in Net Assets.........................................  17
Notes to Financial Statements...............................................  28

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Valuebuilder Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the Aston/Optimum Mid Cap, AIM Basic Value, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Dynamics, AIM Technology, American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Moderate, Ariel Fund, Calamos Growth, Calamos Growth and Income, Calamos High Yield, Dreyfus
Appreciation, Dreyfus General Money Market, Dreyfus Midcap Value, Dreyfus Premier Strategic Value, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Lehman Brothers Core Bond, Neuberger Berman Partners Advisor, Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Royce Opportunity, Royce Value, RS Information Age, RS Value, Security Capital Preservation, Security Diversified Income, Security Income Opportunity, Security Equity, Security Global, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Growth, Van Kampen Aggressive Growth, Van Kampen Comstock, Van Kampen Equity and Income, Wells Fargo Advantage Growth and Income, Wells Fargo Advantage Growth, Wells Fargo Advantage Opportunity, and Wells Fargo Advantage Small Cap Value Subaccounts, which are available for investment by contract owners of the Valuebuilder Variable Annuity, as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Valuebuilder Variable Annuity at December 31, 2006, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 9, 2007

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                           Statements of Net Assets

                               December 31, 2006

                                                                                                               American
                            Aston/                             AIM Mid                                         Century     American
                           Optimum    AIM Basic    AIM Large   Cap Core    AIM Small     AIM         AIM        Equity     Century
                           Mid Cap      Value     Cap Growth    Equity    Cap Growth   Dynamics   Technology    Income     Heritage
                          Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                          ----------------------------------------------------------------------------------------------------------
Assets:
  Mutual funds, at
   market value           $   28,713  $3,588,136  $  851,574  $  958,768  $2,316,312  $ 162,543   $ 181,446   $7,011,989  $  419,068
                          ----------------------------------------------------------------------------------------------------------
Total assets                  28,713   3,588,136     851,574     958,768   2,316,312    162,543     181,446    7,011,989     419,068
                          ----------------------------------------------------------------------------------------------------------
Net assets                $   28,713  $3,588,136  $  851,574  $  958,768  $2,316,312  $ 162,543   $ 181,446   $7,011,989  $  419,068
                          ==========================================================================================================

Units outstanding:
  NEA Valuebuilder             2,812     343,218     115,917      77,944     223,532     19,049      36,124      493,748      33,835
  AEA Valuebuilder                --       1,157          55       2,049       4,370         --           4        5,694       3,738
  NEA Valuebuilder - RID          --          --          19          --          --         --          --       11,639          --
                          ----------------------------------------------------------------------------------------------------------
Total units                    2,812     344,375     115,991      79,993     227,902     19,049      36,128      511,081      37,573
                          ==========================================================================================================

Unit value:
  NEA Valuebuilder        $    10.21  $    10.41  $     7.33  $    11.92  $    10.06  $    8.53   $    5.02   $    13.77  $    10.70
  AEA Valuebuilder        $       --  $    14.76  $    11.58  $    14.44  $    15.10  $      --   $   12.89   $    14.41  $    15.29
  NEA Valuebuilder - RID  $       --  $       --  $    10.45  $       --  $       --  $      --   $      --   $    11.45  $       --

Mutual funds, at cost     $   28,513  $2,802,276  $  740,559  $  985,567  $1,992,286  $ 145,486   $ 153,822   $6,647,357  $  386,524
Mutual fund shares             1,062      98,037      74,115      36,763      79,244      7,660       6,309      816,297      27,019

See accompanying notes.

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                     Statements of Net Assets (continued)

                               December 31, 2006

                                                    American
                             American                Century                                                               Dreyfus
                             Century     American   Strategic                           Calamos                            General
                          International  Century   Allocation:             Calamos    Growth and    Calamos     Dreyfus     Money
                              Growth      Select    Moderate   Ariel Fund   Growth      Income    High Yield Appreciation   Market
                            Subaccount  Subaccount Subaccount  Subaccount Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                          ----------------------------------------------------------------------------------------------------------
Assets:
  Mutual funds, at
    market value          $   2,728,800 $2,011,611 $     3,361 $5,788,621 $18,040,069 $15,782,661 $   24,149 $ 3,004,398  $1,679,575
                          ----------------------------------------------------------------------------------------------------------
Total assets                  2,728,800  2,011,611       3,361  5,788,621  18,040,069  15,782,661     24,149   3,004,398   1,679,575
                          ----------------------------------------------------------------------------------------------------------
Net assets                $   2,728,800 $2,011,611 $     3,361 $5,788,621 $18,040,069 $15,782,661 $   24,149 $ 3,004,398  $1,679,575
                          ==========================================================================================================

Units outstanding:
  NEA Valuebuilder              248,449    280,697         334    448,736   1,516,203   1,220,266      2,408     312,846     183,211
  AEA Valuebuilder                  881        234          --     13,386      14,809      13,169         --       2,967       2,520
  NEA Valuebuilder - RID             --         --          --         --          --       5,388         --          --       3,271
                          ----------------------------------------------------------------------------------------------------------
Total units                     249,330    280,931         334    462,122   1,531,012   1,238,823      2,408     315,813     189,002
                          ==========================================================================================================

Unit value:
  NEA Valuebuilder        $       10.93 $     7.16 $     10.08 $    12.46 $     11.75 $     12.73 $    10.03 $      9.48  $     8.86
  AEA Valuebuilder        $       16.62 $    10.71 $        -- $    14.77 $     14.95 $     14.14 $       -- $     12.56  $     9.05
  NEA Valuebuilder - RID  $          -- $       -- $        -- $       -- $        -- $     11.28 $       -- $        --  $     9.78

Mutual funds, at cost     $   2,051,914 $1,886,053 $     3,552 $5,640,302 $15,837,760 $14,468,578 $   24,172 $ 2,608,622  $1,679,575
Mutual fund shares              218,130     55,310         479    111,728     334,695     501,675      2,263      68,609   1,679,581

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                                                             Fidelity
                                         Dreyfus                Fidelity      Advisor
                            Dreyfus      Premier                 Advisor   International
                             Midcap     Strategic  Federated    Dividend      Capital
                             Value        Value       Bond       Growth    Appreciation
                           Subaccount  Subaccount  Subaccount  Subaccount   Subaccount
                           -------------------------------------------------------------
Assets:
   Mutual funds, at
     market value          $2,050,569  $3,605,633  $  252,949  $2,422,361    $1,502,350
                           -------------------------------------------------------------
Total assets                2,050,569   3,605,633     252,949   2,422,361     1,502,350
                           -------------------------------------------------------------
Net assets                 $2,050,569  $3,605,633  $  252,949  $2,422,361    $1,502,350
                           =============================================================

Units outstanding:
   NEA Valuebuilder           177,956     272,390      25,517     261,631       113,691
   AEA Valuebuilder               772       4,668          --          --            67
   NEA Valuebuilder - RID          --          --          --          --            --
                           -------------------------------------------------------------
Total units                   178,728     277,058      25,517     261,631       113,758
                           =============================================================

Unit value:
   NEA Valuebuilder        $    11.44  $    12.93  $     9.91  $     9.26    $    13.20
   AEA Valuebuilder        $    18.65  $    17.98  $       --  $       --    $    16.71
   NEA Valuebuilder - RID  $       --  $       --  $       --  $       --    $       --

Mutual funds, at cost      $1,762,620  $3,246,994  $  255,118  $2,025,535    $1,373,769
Mutual fund shares             63,921     111,976      28,614     180,773        93,956

                                                                 Goldman
                                                     Fidelity     Sachs
                            Fidelity    Fidelity      Advisor    Emerging
                             Advisor     Advisor      Value      Markets
                             Mid Cap   Real Estate  Strategies    Equity
                           Subaccount  Subaccount   Subaccount  Subaccount
                           -----------------------------------------------
Assets:
   Mutual funds, at
     market value          $  695,581  $  211,891   $1,773,039  $   33,413
                           -----------------------------------------------
Total assets                  695,581     211,891    1,773,039      33,413
                           -----------------------------------------------
Net assets                 $  695,581  $  211,891   $1,773,039  $   33,413
                           ===============================================

Units outstanding:
   NEA Valuebuilder            55,621      21,702      131,711       3,196
   AEA Valuebuilder               188          --        4,693          --
   NEA Valuebuilder - RID          --          --           --          --
                           -----------------------------------------------
Total units                    55,809      21,702      136,404       3,196
                           ===============================================

Unit value:
   NEA Valuebuilder        $    12.45  $     9.76   $    12.84  $    10.45
   AEA Valuebuilder        $    17.28  $       --   $    17.63  $       --
   NEA Valuebuilder - RID  $       --  $       --   $       --  $       --

Mutual funds, at cost      $  651,228  $  217,132   $1,752,809  $   32,578
Mutual fund shares             27,913       9,765       58,381       1,462

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                           Janus
                              Goldman     Adviser         Janus
                               Sachs    INTECH Risk-     Adviser                   Jennison
                            Government    Managed     International    Jennison      Small
                              Income       Core          Growth      20/20 Focus   Company
                            Subaccount  Subaccount     Subaccount     Subaccount  Subaccount
                            ----------------------------------------------------------------
Assets:
   Mutual funds, at
     market value           $2,142,921   $47,245        $ 261,736      $ 7,614    $1,547,485
                            ----------------------------------------------------------------
Total assets                 2,142,921    47,245          261,736        7,614     1,547,485
                            ----------------------------------------------------------------
Net assets                  $2,142,921   $47,245        $ 261,736      $ 7,614    $1,547,485
                            ================================================================

Units outstanding:
   NEA Valuebuilder            192,028     4,378           25,444          759       132,131
   AEA Valuebuilder              5,059       308               29           --         4,990
   NEA Valuebuilder - RID       19,111        --               --           --        19,255
                            ----------------------------------------------------------------
Total units                    216,198     4,686           25,473          759       156,376
                            ================================================================

Unit value:
   NEA Valuebuilder             $ 9.91   $ 10.08        $   10.28      $ 10.03    $     9.90
   AEA Valuebuilder             $ 9.91   $ 10.08        $   10.28      $    --    $     9.90
   NEA Valuebuilder - RID       $ 9.91   $    --        $      --      $    --    $     9.90

Mutual funds, at cost       $2,145,875   $47,555        $ 258,491      $ 7,595    $1,561,262
Mutual fund shares             146,877     3,279            4,815          475        77,258


                                            Neuberger   Neuberger      PIMCO
                               Lehman        Berman      Berman     Foreign Bond
                            Brothers Core   Partners    Socially   (U.S. Dollar-
                                Bond         Advisor   Responsive     Hedged)
                             Subaccount    Subaccount  Subaccount    Subaccount
                            ----------------------------------------------------
Assets:
   Mutual funds, at
     market value           $ 3,964,313     $ 70,082    $129,411   $     452,889
                            ----------------------------------------------------
Total assets                  3,964,313       70,082     129,411         452,889
                            ----------------------------------------------------
Net assets                  $ 3,964,313     $ 70,082    $129,411   $     452,889
                            ====================================================

Units outstanding:
   NEA Valuebuilder             378,866        7,011      12,290          42,091
   AEA Valuebuilder               5,778           --          26             685
   NEA Valuebuilder - RID            --           --          --           3,020
                            ----------------------------------------------------
Total units                     384,644        7,011      12,316          45,796
                            ====================================================

Unit value:
   NEA Valuebuilder         $     10.31     $   9.99    $  10.51   $        9.89
   AEA Valuebuilder         $      9.90     $     --    $  10.49   $        9.89
   NEA Valuebuilder - RID   $        --     $     --    $     --   $        9.89

Mutual funds, at cost       $ 4,006,640     $ 71,014    $123,407   $     453,334
Mutual fund shares              402,062        3,369       7,270          44,488

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                                                        RS
                              PIMCO          Royce        Royce     Information
                           High Yield     Opportunity     Value         Age         RS Value
                           Subaccount      Subaccount   Subaccount   Subaccount    Subaccount
                           ------------------------------------------------------------------
Assets:
  Mutual funds, at
    market value           $ 3,513,815    $    27,635   $   14,133   $     7,831   $   63,506
                           ------------------------------------------------------------------
Total assets                 3,513,815         27,635       14,133         7,831       63,506
                           ------------------------------------------------------------------
Net assets                 $ 3,513,815    $    27,635   $   14,133   $     7,831   $   63,506
                           ==================================================================

Units outstanding:
  NEA Valuebuilder             270,828          2,742        1,428           784        6,274
  AEA Valuebuilder               8,145             --           --            --           --
  NEA Valuebuilder - RID         2,491             --           --            --           --
                           ------------------------------------------------------------------
Total units                    281,464          2,742        1,428           784        6,274
                           ==================================================================

Unit value:
  NEA Valuebuilder         $     12.44    $     10.08   $     9.90   $      9.98   $    10.12
  AEA Valuebuilder         $     13.43    $        --   $       --   $        --   $       --
  NEA Valuebuilder - RID   $     10.46    $        --   $       --   $        --   $       --

Mutual funds, at cost      $ 3,450,454    $    27,427   $   14,396   $     7,752   $   64,740
Mutual fund shares             355,290          2,156        1,278           493        2,315

                             Security      Security      Security
                             Capital      Diversified     Income       Security
                           Preservation     Income      Opportunity     Equity
                            Subaccount    Subaccount    Subaccount    Subaccount
                           -----------------------------------------------------
Assets:
  Mutual funds, at
    market value           $  7,923,089   $ 2,431,223   $ 1,940,090   $  288,646
                           -----------------------------------------------------
Total assets                  7,923,089     2,431,223     1,940,090      288,646
                           -----------------------------------------------------
Net assets                 $  7,923,089   $ 2,431,223   $ 1,940,090   $  288,646
                           =====================================================

Units outstanding:
  NEA Valuebuilder              740,028       232,728       185,108       33,074
  AEA Valuebuilder               22,473         5,096         2,662          509
  NEA Valuebuilder - RID         16,547            --            --           --
                           -----------------------------------------------------
Total units                     779,048       237,824       187,770       33,583
                           =====================================================

Unit value:
  NEA Valuebuilder         $      10.16   $     10.24   $     10.30   $     8.54
  AEA Valuebuilder         $       9.88   $      9.61   $     10.24   $    12.14
  NEA Valuebuilder - RID   $       9.73   $        --   $        --   $       --

Mutual funds, at cost      $  8,030,631   $ 2,473,606   $ 1,949,539   $  275,990
Mutual fund shares              813,460       529,680       192,852       43,405

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                            Security       Security       Security
                             Security      Large Cap        Mid Cap        Mid Cap       Security
                              Global          Value         Growth          Value       Select 25
                            Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                           ------------------------------------------------------------------------
Assets:
  Mutual funds, at
    market value           $  6,363,671   $  2,225,506   $  1,753,099   $ 22,683,545   $    757,018
                           ------------------------------------------------------------------------
Total assets                  6,363,671      2,225,506      1,753,099     22,683,545        757,018
                           ------------------------------------------------------------------------
Net assets                 $  6,363,671   $  2,225,506   $  1,753,099   $ 22,683,545   $    757,018
                           ========================================================================

Units outstanding:
  NEA Valuebuilder              513,193        203,810        168,024      1,269,254         76,297
  AEA Valuebuilder                1,450          1,334          1,882          9,062            438
  NEA Valuebuilder - RID             --             --             --             --             --
                           ------------------------------------------------------------------------
Total units                     514,643        205,144        169,906      1,278,316         76,735
                           ========================================================================

Unit value:
  NEA Valuebuilder         $      12.35   $      10.82   $      10.25   $      17.71   $       9.87
  AEA Valuebuilder         $      18.01   $      15.24   $      16.16   $      22.55   $       9.85
  NEA Valuebuilder - RID   $         --   $         --   $         --   $         --   $         --

Mutual funds, at cost      $  5,623,660   $  1,894,438   $  1,781,115   $ 18,408,805   $    702,607
Mutual fund shares              340,851        267,489        154,322        585,383         72,931

                             Security         T. Rowe      T. Rowe       Van Kampen
                             Small Cap     Price Capital    Price        Aggressive
                              Growth        Appreciation    Growth         Growth
                            Subaccount       Subaccount   Subaccount     Subaccount
                           ---------------------------------------------------------
Assets:
  Mutual funds, at
    market value           $    529,760   $    306,867   $  1,817,887   $    288,217
                           ---------------------------------------------------------
Total assets                    529,760        306,867      1,817,887        288,217
                           ---------------------------------------------------------
Net assets                 $    529,760   $    306,867   $  1,817,887   $    288,217
                           =========================================================

Units outstanding:
  NEA Valuebuilder               49,866         30,427        148,678         36,589
  AEA Valuebuilder                  635             --          6,247            255
  NEA Valuebuilder - RID             --             --         24,840              9
                           ---------------------------------------------------------
Total units                      50,501         30,427        179,765         36,853
                           =========================================================

Unit value:
  NEA Valuebuilder         $      10.41   $      10.09   $      10.11   $       7.77
  AEA Valuebuilder         $      16.67   $         --   $      10.11   $      14.65
  NEA Valuebuilder - RID   $         --   $         --   $      10.11   $      11.20

Mutual funds, at cost      $    442,904   $    321,212   $  1,826,317   $    217,530
Mutual fund shares               31,571         14,940         58,247         17,468

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2006

                                                                   Wells Fargo                               Wells Fargo
                                                    Van Kampen      Advantage    Wells Fargo   Wells Fargo    Advantage
                                    Van Kampen      Equity and      Growth and    Advantage     Advantage     Small Cap
                                     Comstock         Income          Income        Growth     Opportunity      Value
                                    Subaccount      Subaccount      Subaccount    Subaccount    Subaccount   Subaccount
                                   -------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 11,017,902   $    9,469,883   $   173,143   $   515,249   $   445,380   $ 7,841,963
                                   -------------------------------------------------------------------------------------
Total assets                         11,017,902        9,469,883       173,143       515,249       445,380     7,841,963
                                   -------------------------------------------------------------------------------------
Net assets                         $ 11,017,902   $    9,469,883   $   173,143   $   515,249   $   445,380   $ 7,841,963
                                   =====================================================================================

Units outstanding:
   NEA Valuebuilder                     983,226          729,640        20,206        69,455        42,431       452,898
   AEA Valuebuilder                       9,297           20,089            --            --            --         2,309
   NEA Valuebuilder - RID                    --           35,790            --            --            --            --
                                   -------------------------------------------------------------------------------------
Total units                             992,523          785,519        20,206        69,455        42,431       455,207
                                   =====================================================================================

Unit value:
   NEA Valuebuilder                $      11.06   $        12.04   $      8.57   $      7.42   $     10.50   $     17.21
   AEA Valuebuilder                $      15.89   $        14.01   $        --   $        --   $        --   $     19.96
   NEA Valuebuilder - RID          $         --   $        11.39   $        --   $        --   $        --   $        --

Mutual funds, at cost              $  9,629,828   $    8,864,821   $   140,193   $   463,848   $   434,364   $ 7,236,566
Mutual fund shares                      572,359        1,038,366         7,263        22,758        10,903       254,858

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2006

                                            Aston/                                  AIM Mid
                                           Optimum     AIM Basic     AIM Large     Cap Core     AIM Small
                                           Mid Cap       Value      Cap Growth      Equity     Cap Growth
                                         Subaccount*  Subaccount   Subaccount**   Subaccount   Subaccount
                                         -----------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $       --   $    2,604   $         --   $    6,605   $       --
   Expenses
     Mortality and expense risk fee              (5)     (26,427)        (4,541)      (6,980)     (17,071)
     Administrative Fee                          (1)     (10,785)        (2,376)      (2,566)      (5,644)
                                         -----------------------------------------------------------------
Net investment income (loss)                     (6)     (34,608)        (6,917)      (2,941)     (22,715)

Net realized and unrealized
   capital gain (loss) on investments:
     Capital gains distributions                 --      196,041             --      165,426      168,250
     Realized capital gain (loss)
       on sales of fund shares                   --      137,968          6,002       14,336       63,207
     Change in unrealized
       appreciation/depreciation on
       investments during the period            200       86,408        111,015      (90,786)      62,325
                                         -----------------------------------------------------------------
Net realized and unrealized
   capital gain (loss) on investments           200      420,417        117,017       88,976      293,782
                                         -----------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations             $      194   $  385,809   $    110,100   $   86,035   $  271,067
                                         =================================================================

                                                                      American
                                                                       Century    American
                                                           AIM         Equity     Century
                                         AIM Dynamics   Technology     Income     Heritage
                                          Subaccount    Subaccount   Subaccount  Subaccount
                                         ---------------------------------------------------
Net investment income (loss):
   Dividend distributions                $         --   $       --   $ 126,911   $       --
   Expenses
     Mortality and expense risk fee              (548)      (1,312)    (41,736)      (3,948)
     Administrative Fee                          (237)        (589)    (14,432)      (1,005)
                                         ---------------------------------------------------
Net investment income (loss)                     (785)      (1,901)     70,743       (4,953)

Net realized and unrealized
   capital gain (loss) on investments:
     Capital gains distributions                   --           --     394,275       33,669
     Realized capital gain (loss)
       on sales of fund shares                  2,486        4,028      69,988       41,905
     Change in unrealized
       appreciation/depreciation on
       investments during the period            5,878       13,192     398,454       (6,970)
                                         ---------------------------------------------------
Net realized and unrealized
   capital gain (loss) on investments           8,364       17,220     862,717       68,604
                                         ---------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations             $      7,579   $   15,319   $ 933,460   $   63,651
                                         ===================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

**    For the period from March 24, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                                          American
                                             American                     Century
                                              Century       American     Strategic
                                           International     Century    Allocation:                  Calamos
                                              Growth         Select      Moderate     Ariel Fund     Growth
                                            Subaccount     Subaccount   Subaccount*   Subaccount   Subaccount
                                           -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $      13,222   $    3,640   $        19   $       --   $       --
   Expenses
      Mortality and expense risk fee             (18,998)     (16,168)           (1)     (43,793)    (134,985)
      Administrative fee                          (5,925)      (4,652)           --      (14,673)     (45,855)
                                           -------------------------------------------------------------------
Net investment income (loss)                     (11,701)     (17,180)           18      (58,466)    (180,840)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                     --       31,737           172      359,340      641,437
      Realized capital gain (loss) on
         sales of fund shares                    160,364       28,351            --       36,107      267,824
      Change in unrealized
         appreciation/depreciation on
         investments during the period           382,955     (123,284)         (191)     154,532     (704,882)
                                           -------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    543,319      (63,196)          (19)     549,979      204,379
                                           -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $     531,618   $  (80,376)  $        (1)  $  491,513   $   23,539
                                           ===================================================================

                                                                                         Dreyfus
                                              Calamos                                    General
                                            Growth and     Calamos        Dreyfus         Money
                                              Income     High Yield    Appreciation      Market
                                            Subaccount   Subaccount*    Subaccount     Subaccount
                                           --------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $   284,697   $        --   $     42,027   $     55,886
   Expenses
      Mortality and expense risk fee          (106,027)           --        (22,238)       (10,263)
      Administrative fee                       (37,204)           --         (7,715)        (4,175)
                                           --------------------------------------------------------
Net investment income (loss)                   141,466            --         12,074         41,448

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions              816,690            --        118,992             --
      Realized capital gain (loss) on
         sales of fund shares                   70,517            --         79,008             --
      Change in unrealized
         appreciation/depreciation on
         investments during the period         159,192           (23)       198,936             --
                                           --------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                1,046,399           (23)       396,936             --
                                           --------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $ 1,187,865   $       (23)  $    409,010   $     41,448
                                           ========================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                                                                Fidelity
                                                       Dreyfus                    Fidelity       Advisor
                                          Dreyfus      Premier                    Advisor     International
                                           Midcap     Strategic     Federated     Dividend       Capital
                                           Value        Value         Bond         Growth     Appreciation
                                         Subaccount   Subaccount   Subaccount*   Subaccount    Subaccount
                                         -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $   24,099   $   70,335   $     1,094   $   18,650   $       6,033
   Expenses
      Mortality and expense risk fee        (14,590)     (21,277)          (69)     (17,630)        (11,655)
      Administrative fee                     (6,270)      (7,120)          (15)      (5,048)         (3,079)
                                         -------------------------------------------------------------------
Net investment income (loss)                  3,239       41,938         1,010       (4,028)         (8,701)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions           152,120      169,827            --       45,908         236,655
      Realized capital gain (loss) on
         sales of fund shares                50,572       75,113            (1)      77,238          46,771
      Change in unrealized
         appreciation/depreciation on
         investments during the period      (29,228)     248,916        (2,169)     170,722         (84,478)
                                         -------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               173,464      493,856        (2,170)     293,868         198,948
                                         -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations             $  176,703   $  535,794   $    (1,160)  $  289,840   $     190,247
                                         ===================================================================

                                                                                       Goldman
                                                                         Fidelity       Sachs
                                              Fidelity     Fidelity       Advisor      Emerging
                                               Advisor      Advisor        Value       Markets
                                               Mid Cap    Real Estate   Strategies     Equity
                                             Subaccount   Subaccount*   Subaccount   Subaccount*
                                             ----------------------------------------------------
Net investment income (loss):
   Dividend distributions                    $       --   $       584   $       --   $        --
   Expenses
      Mortality and expense risk fee            (10,887)          (63)     (12,977)           (5)
      Administrative fee                         (4,040)          (16)      (4,700)           (1)
                                             ----------------------------------------------------
Net investment income (loss)                    (14,927)          505      (17,677)           (6)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               153,773         2,691      208,899            --
      Realized capital gain (loss) on
         sales of fund shares                   106,130           (98)       8,668            --
      Change in unrealized
         appreciation/depreciation on
         investments during the period          (35,858)       (5,241)      27,900           835
                                             ----------------------------------------------------
Net realized and unrealized
   capital gain (loss) on investments           224,045        (2,648)     245,467           835
                                             ----------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations          $  209,118   $    (2,143)  $  227,790   $       829
                                             ====================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                          Janus
                                           Goldman       Adviser          Janus
                                            Sachs         INTECH         Adviser                      Jennison
                                         Government       Risk-       International     Jennison        Small
                                           Income      Managed Core       Growth      20/20 Focus      Company
                                         Subaccount*   Subaccount*     Subaccount*    Subaccount*    Subaccount*
                                         ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $       462   $         13   $       1,132   $        --   $         --
   Expenses
      Mortality and expense risk fee             (96)            (4)            (63)           --           (103)
      Administrative fee                         (22)            (1)            (16)           (1)           (26)
                                         ------------------------------------------------------------------------
Net investment income (loss)                     344              8           1,053            (1)          (129)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                 --             17              --            --             --
      Realized capital gain (loss) on
         sales of fund shares                     (2)             1              --            --             (1)
      Change in unrealized
         appreciation/depreciation on
         investments during the period        (2,954)          (310)          3,245            19        (13,777)
                                         ------------------------------------------------------------------------
Net realized and unrealized
   capital gain (loss) on
   investments                                (2,956)          (292)          3,245            19        (13,778)
                                         ------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                            $    (2,612)  $       (284)  $       4,298   $        18   $    (13,907)
                                         ========================================================================


                                                       Neuberger      Neuberger          PIMCO
                                           Lehman        Berman         Berman       Foreign Bond
                                          Brothers      Partners       Socially      (U.S. Dollar-
                                         Core Bond      Advisor       Responsive        Hedged)
                                         Subaccount   Subaccount*   Subaccount****    Subaccount*
                                         ----------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $  185,724   $       145   $          148   $         202
   Expenses
      Mortality and expense risk fee        (31,596)          (33)            (491)            (19)
      Administrative fee                    (10,443)           (7)            (128)             (6)
                                         ----------------------------------------------------------
Net investment income (loss)                143,685           105             (471)            177

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                --           914            2,118              --
      Realized capital gain (loss) on
         sales of fund shares               (73,098)           (1)           8,388              --
      Change in unrealized
         appreciation/depreciation on
         investments during the period      115,904          (932)           6,004            (445)
                                         ----------------------------------------------------------
Net realized and unrealized
   capital gain (loss) on
   investments                               42,806           (19)          16,510            (445)
                                         ----------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                            $  186,491   $        86   $       16,039   $        (268)
                                         ==========================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

****  For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                                                       RS
                                            PIMCO        Royce         Royce      Information
                                         High Yield   Opportunity      Value          Age         RS Value
                                         Subaccount   Subaccount*   Subaccount*   Subaccount*   Subaccount*
                                         -------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $  224,766   $        --   $         4   $        --   $       381
   Expenses
      Mortality and expense risk fee        (24,943)           (5)           (8)           (2)          (17)
      Administrative fee                     (7,724)           (1)           (2)           --            (4)
                                         -------------------------------------------------------------------
Net investment income (loss)                192,099            (6)           (6)           (2)          360

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions             2,450            --            49            --         1,017
      Realized capital gain (loss) on
         sales of fund shares                 4,511            --           (20)           --            --
      Change in unrealized
         appreciation/depreciation on
         investments during the period       70,391           208          (263)           79        (1,234)
                                         -------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                77,352           208          (234)           79          (217)
                                         -------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations             $  269,451   $       202   $      (240)  $        77   $       143
                                         ===================================================================

                                           Security      Security       Security
                                            Capital     Diversified      Income      Security
                                         Preservation     Income      Opportunity     Equity
                                          Subaccount    Subaccount     Subaccount   Subaccount
                                         ------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $    361,607   $   103,584   $    93,204   $       --
   Expenses
      Mortality and expense risk fee          (64,990)      (17,460)      (10,940)      (1,854)
      Administrative fee                      (19,848)       (7,011)       (3,684)        (693)
                                         ------------------------------------------------------
Net investment income (loss)                  276,769        79,113        78,580       (2,547)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                  --            --         1,912       27,388
      Realized capital gain (loss) on
         sales of fund shares                 (81,805)      (24,050)          (81)         456
      Change in unrealized
         appreciation/depreciation on
         investments during the period         59,065        23,658       (10,223)       1,539
                                         ------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (22,740)         (392)       (8,392)      29,383
                                         ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations             $    254,029   $    78,721   $    70,188   $   26,836
                                         ======================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                       Security                    Security
                                         Security      Large Cap   Security Mid    Mid Cap         Security
                                          Global         Value      Cap Growth      Value          Select 25
                                        Subaccount    Subaccount    Subaccount    Subaccount    Subaccount****
                                        ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $      --     $     798     $        --   $   129,527   $          --
   Expenses
      Mortality and expense risk fee       (36,963)      (9,530)        (13,350)     (159,068)         (2,971)
      Administrative fee                   (11,334)      (2,472)         (4,502)      (49,094)         (1,123)
                                        ----------------------------------------------------------------------
Net investment income (loss)               (48,297)     (11,204)        (17,852)      (78,635)         (4,094)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions          786,759           --         167,215     1,187,897              --
      Realized capital gain (loss)
         on sales of fund shares           112,382       13,467          27,268       472,591             856
      Change in unrealized
         appreciation/depreciation on
         investments during the period    (148,656)     260,672        (122,081)    1,013,117          54,411
                                        ----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              750,485      274,139          72,402     2,673,605          55,267
                                        ----------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations     $  702,188    $ 262,935     $    54,550   $ 2,594,970   $      51,173
                                        ======================================================================

                                        Security        T. Rowe        T. Rowe     Van Kampen
                                       Small Cap     Price Capital      Price      Aggressive
                                         Growth       Appreciation     Growth        Growth
                                       Subaccount     Subaccount*    Subaccount*   Subaccount
                                       ------------------------------------------------------
Net investment income (loss):
   Dividend distributions              $       --      $   2,982      $    238      $     --
   Expenses
      Mortality and expense risk fee       (4,376)           (79)         (157)       (2,123)
      Administrative fee                   (1,583)           (16)          (36)         (804)
                                       ------------------------------------------------------
Net investment income (loss)               (5,959)         2,887            45        (2,927)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions              --         12,056         3,395            --
      Realized capital gain (loss)
         on sales of fund shares           31,881             (7)           (2)        6,960
      Change in unrealized
         appreciation/depreciation on
         investments during the period    (11,836)       (14,345)       (8,430)        6,753
                                       ------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              20,045         (2,296)       (5,037)       13,713
                                       ------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations    $   14,086      $     591      $ (4,992)     $ 10,786
                                       ======================================================

*     For the period from December 1, 2006 (inception date) to December 31,
      2006.

****  For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2006

                                                                  Wells Fargo                               Wells Fargo
                                                    Van Kampen     Advantage    Wells Fargo   Wells Fargo    Advantage
                                     Van Kampen     Equity and     Growth and    Advantage     Advantage     Small Cap
                                      Comstock        Income         Income        Growth     Opportunity      Value
                                     Subaccount     Subaccount     Subaccount    Subaccount    Subaccount    Subaccount
                                    -----------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions           $   212,077     $ 184,889      $    792      $     --      $     677     $      --
   Expenses
      Mortality and expense risk
        fee                             (77,075)      (61,181)       (1,093)       (4,674)        (3,042)      (50,951)
      Administrative fee                (23,934)      (19,795)         (446)       (1,338)        (1,318)      (15,690)
                                    -----------------------------------------------------------------------------------
Net investment income (loss)            111,068       103,913          (747)       (6,012)        (3,683)      (66,641)

Net realized and unrealized
  capital gain (loss) on
  investments:
      Capital gains distributions       525,277       396,080            --            --         75,593       682,620
      Realized capital gain (loss)
        on sales of fund shares         103,463        78,132         3,394        49,891          8,276       114,849
      Change in unrealized
        appreciation/depreciation
        on investments during the
        period                          708,227       362,059        17,469        (1,162)       (39,036)      (27,233)
                                    -----------------------------------------------------------------------------------
Net realized and unrealized
  capital gain (loss) on
  investments                         1,336,967       836,271        20,863        48,729         44,833       770,236
                                    -----------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations  $ 1,448,035     $ 940,184      $ 20,116      $ 42,717      $  41,150     $ 703,595
                                    ===================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2006 and 2005

                                                          Aston/                                                     AIM Mid
                                                         Optimum             AIM Basic           AIM Large           Cap Core
                                                          Mid Cap              Value             Cap Growth           Equity
                                                        Subaccount          Subaccount           Subaccount         Subaccount
                                                           2006*        2006          2005         2006**       2006        2005
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                       $     (6)   $   (34,608)  $   (37,526)  $  (6,917)   $  (2,941)  $  (7,835)
      Capital gains distributions                              --        196,041            --          --      165,426      61,825
      Realized capital gain (loss) on sales of fund
         shares                                                --        137,968       142,095       6,002       14,336       8,629
      Change in unrealized appreciation/depreciation
         on investments during the period                     200         86,408        47,081     111,015      (90,786)    (14,353)
                                                        ----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                              194        385,809       151,650     110,100       86,035      48,266

   From contractholder transactions:
      Variable annuity deposits                                 6        454,297       917,013     104,027      160,013     222,689
      Contractholder maintenance charges                      (12)       (11,234)      (12,515)     (3,176)      (5,390)     (3,059)
      Terminations and withdrawals                             --       (112,615)     (140,028)   (131,531)     (60,180)    (36,623)
      Transfers between subaccounts, net                   28,525       (623,311)     (759,152)    772,154      (74,734)    (17,968)
                                                        ----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                          28,519       (292,863)        5,318     741,474       19,709     165,039
                                                        ----------------------------------------------------------------------------
Net increase (decrease) in net assets                      28,713         92,946       156,968     851,574      105,744     213,305
Net assets at beginning of period                              --      3,495,190     3,338,222          --      853,024     639,719
                                                        ----------------------------------------------------------------------------
Net assets at end of period                              $ 28,713    $ 3,588,136   $ 3,495,190   $ 851,574    $ 958,768   $ 853,024
                                                        ============================================================================

                                                               AIM Small                  AIM
                                                               Cap Growth               Dynamics
                                                               Subaccount              Subaccount
                                                           2006         2005        2006       2005
                                                        ----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $  (22,715)  $  (19,828)  $   (785)  $   (666)
      Capital gains distributions                          168,250      159,230         --         --
      Realized capital gain (loss) on sales of fund
         shares                                             63,207       45,131      2,486      2,277
      Change in unrealized appreciation/depreciation
         on investments during the period                   62,325      (44,705)     5,878      3,477
                                                        ----------------------------------------------
   Net increase (decrease) in net assets from
      operations                                           271,067      139,828      7,579      5,088

   From contractholder transactions:
      Variable annuity deposits                            316,228      339,244     17,728     21,946
      Contractholder maintenance charges                    (9,033)      (9,359)      (421)      (502)
      Terminations and withdrawals                         (25,716)     (69,217)    (2,989)   (14,420)
      Transfers between subaccounts, net                  (373,348)    (135,893)    76,906      3,639
                                                        ----------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                          (91,869)     124,775     91,224     10,663
                                                        ----------------------------------------------
Net increase (decrease) in net assets                      179,198      264,603     98,803     15,751
Net assets at beginning of period                        2,137,114    1,872,511     63,740     47,989
                                                        ----------------------------------------------
Net assets at end of period                             $2,316,312   $2,137,114   $162,543   $ 63,740
                                                        ==============================================

*    For the period December 1, 2006 (inception date) to December 31, 2006.

**   For the period from March 24, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                      American
                                                                                      Century                 American
                                                                AIM                    Equity                 Century
                                                            Technology                 Income                 Heritage
                                                            Subaccount               Subaccount              Subaccount
                                                          2006       2005        2006         2005        2006        2005
                                                        ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $ (1,901)  $ (1,909)  $   70,743   $   40,329   $  (4,953)  $ (1,575)
      Capital gains distributions                             --         --      394,275      202,811      33,669      2,698
      Realized capital gain (loss) on sales of fund
         shares                                            4,028        445       69,988       29,258      41,905      2,594
      Change in unrealized appreciation/depreciation
         on investments during the period                 13,192     (2,852)     398,454     (199,534)     (6,970)    26,611
                                                        ---------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                          15,319     (4,316)     933,460       72,864      63,651     30,328

   From contractholder transactions:
      Variable annuity deposits                           33,021     44,808    1,382,721    2,224,442     131,726     28,642
      Contractholder maintenance charges                    (743)      (662)     (24,213)     (20,674)     (3,006)      (969)
      Terminations and withdrawals                        (3,815)   (10,849)    (163,354)    (194,593)    (19,941)    (4,314)
      Transfers between subaccounts, net                 (26,737)   (76,269)    (208,527)     718,284    (223,055)   297,450
                                                        ---------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                          1,726    (42,972)     986,627    2,727,459    (114,276)   320,809
                                                        ---------------------------------------------------------------------
Net increase (decrease) in net assets                     17,045    (47,288)   1,920,087    2,800,323     (50,625)   351,137
Net assets at beginning of period                        164,401    211,689    5,091,902    2,291,579     469,693    118,556
                                                        ---------------------------------------------------------------------
Net assets at end of period                             $181,446   $164,401   $7,011,989   $5,091,902   $ 419,068   $469,693
                                                        =====================================================================

                                                                American
                                                                Century                  American
                                                             International               Century
                                                                 Growth                   Select
                                                               Subaccount               Subaccount
                                                           2006         2005         2006         2005
                                                        --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                      $  (11,701)  $   15,502   $  (17,180)  $  (10,040)
      Capital gains distributions                               --           --       31,737           --
      Realized capital gain (loss) on sales of fund
         shares                                            160,364       11,211       28,351       23,997
      Change in unrealized appreciation/depreciation
         on investments during the period                  382,955      186,002     (123,284)      (7,900)
                                                        --------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                           531,618      212,715      (80,376)       6,057

   From contractholder transactions:
      Variable annuity deposits                            469,277      634,049      336,542      525,308
      Contractholder maintenance charges                   (10,144)      (6,786)      (8,761)     (10,159)
      Terminations and withdrawals                         (87,104)     (55,524)     (67,787)     (67,856)
      Transfers between subaccounts, net                  (271,081)     615,045     (462,068)    (111,992)
                                                        --------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                          100,948    1,186,784     (202,074)     335,301
                                                        --------------------------------------------------
Net increase (decrease) in net assets                      632,566    1,399,499     (282,450)     341,358
Net assets at beginning of period                        2,096,234      696,735    2,294,061    1,952,703
                                                        --------------------------------------------------
Net assets at end of period                             $2,728,800   $2,096,234   $2,011,611   $2,294,061
                                                        ==================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                        American
                                                         Century
                                                        Strategic
                                                       Allocation:                                       Calamos
                                                        Moderate            Ariel Fund                    Growth
                                                       Subaccount           Subaccount                  Subaccount
                                                          2006*         2006          2005         2006          2005
                                                       -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                     $      18     $   (58,466)  $  (29,157)  $  (180,840)  $  (134,302)
      Capital gains distributions                            172         359,340      373,408       641,437       670,761
      Realized capital gain (loss) on sales of fund
         shares                                               --          36,107       28,569       267,824       143,472
      Change in unrealized appreciation/depreciation
         on investments during the period                   (191)        154,532     (374,099)     (704,882)      584,093
                                                       -------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                              (1)        491,513       (1,279)       23,539     1,264,024

   From contractholder transactions:
      Variable annuity deposits                            3,362       1,121,167    2,946,188     3,552,614     5,575,492
      Contractholder maintenance charges                      --         (30,686)     (21,495)      (75,935)      (58,498)
      Terminations and withdrawals                            --        (131,595)     (97,150)     (414,219)     (272,090)
      Transfers between subaccounts, net                      --      (1,347,253)    (352,458)   (2,084,108)     (415,125)
                                                       -------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                          3,362        (388,367)   2,475,085       978,352     4,829,779
                                                       -------------------------------------------------------------------
Net increase (decrease) in net assets                      3,361         103,146    2,473,806     1,001,891     6,093,803
Net assets at beginning of period                             --       5,685,475    3,211,669    17,038,178    10,944,375
                                                       -------------------------------------------------------------------
Net assets at end of period                            $   3,361     $ 5,788,621   $5,685,475   $18,040,069   $17,038,178
                                                       ===================================================================

                                                               Calamos
                                                              Growth and             Calamos
                                                                Income             High Yield
                                                              Subaccount           Subaccount
                                                          2006           2005         2006*
                                                       ---------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                     $   141,466   $   104,715   $       --
      Capital gains distributions                          816,690       277,930           --
      Realized capital gain (loss) on sales of fund
         shares                                             70,517        35,226           --
      Change in unrealized appreciation/depreciation
         on investments during the period                  159,192       333,364          (23)
                                                       ---------------------------------------
   Net increase (decrease) in net assets from
      operations                                         1,187,865       751,235          (23)

   From contractholder transactions:
      Variable annuity deposits                          3,105,199     3,966,432           --
      Contractholder maintenance charges                   (66,450)      (39,876)          --
      Terminations and withdrawals                        (599,789)     (224,299)          --
      Transfers between subaccounts, net                   344,923       (66,074)      24,172
                                                       ---------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                        2,783,883     3,636,183       24,172
                                                       ---------------------------------------
Net increase (decrease) in net assets                    3,971,748     4,387,418       24,149
Net assets at beginning of period                       11,810,913     7,423,495           --
                                                       ---------------------------------------
Net assets at end of period                            $15,782,661   $11,810,913   $   24,149
                                                       =======================================

*     For the period December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                      Dreyfus
                                                                                      General                      Dreyfus
                                                          Dreyfus                      Money                       Midcap
                                                        Appreciation                   Market                       Value
                                                         Subaccount                  Subaccount                   Subaccount
                                                    2006          2005          2006           2005          2006          2005
                                                 -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    12,074   $    13,261   $    41,448   $      9,498   $     3,239   $   (18,555)
      Capital gains distributions                    118,992            --            --             --       152,120       178,116
      Realized capital gain (loss) on sales of
         fund shares                                  79,008        25,066            --             --        50,572        83,532
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                      198,936        44,526            --             --       (29,228)     (121,524)
                                                 -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                     409,010        82,853        41,448          9,498       176,703       121,569

   From contractholder transactions:
      Variable annuity deposits                      426,979       725,884     2,321,220      1,494,741       278,087       341,201
      Contractholder maintenance charges             (11,663)      (10,845)       (7,778)        (3,156)       (6,298)       (7,719)
      Terminations and withdrawals                  (123,096)     (108,124)     (182,400)      (186,137)      (59,909)     (121,359)
      Transfers between subaccounts, net            (660,277)       47,482    (1,344,510)    (1,174,785)     (185,682)     (116,854)
                                                 -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                   (368,057)      654,397       786,532        130,663        26,198        95,269
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets                 40,953       737,250       827,980        140,161       202,901       216,838
Net assets at beginning of period                  2,963,445     2,226,195       851,595        711,434     1,847,668     1,630,830
                                                 -----------------------------------------------------------------------------------
Net assets at end of period                      $ 3,004,398   $ 2,963,445   $ 1,679,575   $    851,595   $ 2,050,569   $ 1,847,668
                                                 ===================================================================================

                                                          Dreyfus
                                                          Premier
                                                         Strategic           Federated
                                                           Value                Bond
                                                        Subaccount           Subaccount
                                                     2006          2005        2006*
                                                 ---------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    41,938   $    12,332   $    1,010
      Capital gains distributions                    169,827        99,872           --
      Realized capital gain (loss) on sales of
         fund shares                                  75,113        29,528           (1)
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                      248,916       (37,932)      (2,169)
                                                 ---------------------------------------
   Net increase (decrease) in net assets from
      operations                                     535,794       103,800       (1,160)

   From contractholder transactions:
      Variable annuity deposits                    1,164,679       780,765        2,563
      Contractholder maintenance charges             (15,375)       (6,757)        (111)
      Terminations and withdrawals                   (44,463)      (33,303)          (6)
      Transfers between subaccounts, net             253,667       (80,720)     251,663
                                                 ---------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                  1,358,508       659,985      254,109
                                                 ---------------------------------------
Net increase (decrease) in net assets              1,894,302       763,785      252,949
Net assets at beginning of period                  1,711,331       947,546           --
                                                 ---------------------------------------
Net assets at end of period                      $ 3,605,633   $ 1,711,331   $  252,949
                                                 =======================================

*     For the period December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                     Fidelity
                                                         Fidelity                     Advisor
                                                          Advisor                  International                  Fidelity
                                                         Dividend                      Capital                     Advisor
                                                          Growth                    Appreciation                   Mid Cap
                                                        Subaccount                   Subaccount                  Subaccount
                                                    2006          2005          2006           2005           2006          2005
                                                 -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    (4,028)  $   (20,714)  $    (8,701)  $     (2,758)  $   (14,927)  $    (5,892)
      Capital gains distributions                     45,908            --       236,655        191,137       153,773        65,157
      Realized capital gain (loss) on sales of
         fund shares                                  77,238        10,560        46,771         83,145       106,130        16,935
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                      170,722        65,261       (84,478)       (89,295)      (35,858)      (37,467)
                                                 -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                     289,840        55,107       190,247        182,229       209,118        38,733

   From contractholder transactions:
      Variable annuity deposits                      322,482       471,335         6,112           (289)      335,178        77,605
      Contractholder maintenance charges             (10,524)      (10,326)       (6,916)        (6,778)       (6,533)       (2,452)
      Terminations and withdrawals                   (51,741)      (61,854)      (65,737)       (32,870)      (52,255)      (49,181)
      Transfers between subaccounts, net            (437,014)      (83,168)     (219,184)      (425,274)     (408,586)       20,075
                                                 -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                   (176,797)      315,987      (285,725)      (465,211)     (132,196)       46,047
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets                113,043       371,094       (95,478)      (282,982)       76,922        84,780
Net assets at beginning of period                  2,309,318     1,938,224     1,597,828      1,880,810       618,659       533,879
                                                 -----------------------------------------------------------------------------------
Net assets at end of period                      $ 2,422,361   $ 2,309,318   $ 1,502,350   $  1,597,828   $   695,581   $   618,659
                                                 ===================================================================================

                                                                       Fidelity
                                                  Fidelity             Advisor
                                                   Advisor              Value
                                                 Real Estate          Strategies
                                                 Subaccount           Subaccount
                                                    2006*         2006           2005
                                                 ----------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $       505   $   (17,677)  $   (16,747)
      Capital gains distributions                      2,691       208,899       336,791
      Realized capital gain (loss) on sales of
         fund shares                                     (98)        8,668        43,394
      Change in unrealized appreciation/
         depreciation on investments during the
         period                                       (5,241)       27,900      (338,470)
                                                 ----------------------------------------
   Net increase (decrease) in net assets from
      operations                                      (2,143)      227,790        24,968

   From contractholder transactions:
      Variable annuity deposits                        4,816       213,158       366,025
      Contractholder maintenance charges                 (86)       (7,372)       (7,799)
      Terminations and withdrawals                        --       (45,573)      (88,602)
      Transfers between subaccounts, net             209,304      (221,877)     (288,366)
                                                 ----------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                    214,034       (61,664)      (18,742)
                                                 ----------------------------------------
Net increase (decrease) in net assets                211,891       166,126         6,226
Net assets at beginning of period                         --     1,606,913     1,600,687
                                                 ----------------------------------------
Net assets at end of period                      $   211,891   $ 1,773,039   $ 1,606,913
                                                 ========================================

*     For the period December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                Goldman                       Janus
                                                                 Sachs       Goldman         Advisor         Janus
                                                               Emerging       Sachs       INTECH Risk-      Adviser
                                                                Markets     Government       Managed     International
                                                                Equity        Income          Core           Growth
                                                              Subaccount    Subaccount     Subaccount      Subaccount
                                                                 2006*        2006*           2006*           2006*
                                                              --------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                              $        (6)  $       344   $        8     $      1,053
    Capital gains distributions                                        --            --           17               --
    Realized capital gain (loss) on sales of fund shares               --            (2)           1               --
    Change in unrealized appreciation/depreciation on
      investments during the period                                   835        (2,954)        (310)           3,245
                                                              --------------------------------------------------------
  Net increase (decrease) in net assets from operations               829        (2,612)        (284)           4,298

  From contractholder transactions:
    Variable annuity deposits                                       7,601         4,806           26           12,285
    Contractholder maintenance charges                                (10)         (915)         (14)             (97)
    Terminations and withdrawals                                       --        (1,732)         (24)              (6)
    Transfers between subaccounts, net                             24,993     2,143,374       47,541          245,256
                                                              --------------------------------------------------------
  Net increase (decrease) in net assets from contractholder
    transactions                                                   32,584     2,145,533       47,529          257,438
                                                              --------------------------------------------------------
Net increase (decrease) in net assets                              33,413     2,142,921       47,245          261,736
Net assets at beginning of period                                      --            --           --               --
                                                              --------------------------------------------------------
Net assets at end of period                                   $    33,413   $ 2,142,921   $   47,245     $    261,736
                                                              ========================================================

                                                                             Jennison                Lehman
                                                                Jennison      Small                 Brothers
                                                              20/20 Focus    Company               Core Bond
                                                               Subaccount   Subaccount             Subaccount
                                                                 2006*         2006*          2006            2005
                                                              --------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                              $      (1)    $      (129)  $    143,685   $     56,753
    Capital gains distributions                                      --              --             --        114,343
    Realized capital gain (loss) on sales of fund shares             --              (1)       (73,098)        (7,579)
    Change in unrealized appreciation/depreciation on
      investments during the period                                  19         (13,777)       115,904       (137,868)
                                                              --------------------------------------------------------
  Net increase (decrease) in net assets from operations              18         (13,907)       186,491         25,649

  From contractholder transactions:
    Variable annuity deposits                                     7,596          15,166      1,087,470      2,381,609
    Contractholder maintenance charges                               --            (662)       (15,399)        (8,279)
    Terminations and withdrawals                                     --          (1,107)      (162,498)       (84,678)
    Transfers between subaccounts, net                               --       1,547,995       (839,000)       493,880
                                                              --------------------------------------------------------
  Net increase (decrease) in net assets from contractholder
    transactions                                                  7,596       1,561,392         70,573      2,782,532
                                                              --------------------------------------------------------
Net increase (decrease) in net assets                             7,614       1,547,485        257,064      2,808,181
Net assets at beginning of period                                    --              --      3,707,249        899,068
                                                              --------------------------------------------------------
Net assets at end of period                                   $   7,614     $ 1,547,485   $  3,964,313   $  3,707,249
                                                              ========================================================

*     For the period December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                            Neuberger   Neuberger        PIMCO
                                                             Berman       Berman     Foreign Bond
                                                            Partners     Socially    (U.S. Dollar-             PIMCO
                                                             Advisor    Responsive      Hedged)              High Yield
                                                           Subaccount   Subaccount    Subaccount             Subaccount
                                                              2006*      2006****        2006*          2006           2005
                                                           --------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                           $     105    $     (471)  $       177     $   192,099   $   110,816
    Capital gains distributions                                  914         2,118            --           2,450           716
    Realized capital gain (loss) on sales of fund shares          (1)        8,388            --           4,511        (2,730)
    Change in unrealized appreciation/depreciation on
      investments during the period                             (932)        6,004          (445)         70,391       (44,380)
                                                           --------------------------------------------------------------------
  Net increase (decrease) in net assets from operations           86        16,039          (268)        269,451        64,422

  From contractholder transactions:
    Variable annuity deposits                                     10        28,295           191         851,803     1,177,586
    Contractholder maintenance charges                           (41)         (228)         (195)        (18,071)       (8,990)
    Terminations and withdrawals                                  --           (10)         (411)       (199,232)      (42,248)
    Transfers between subaccounts, net                        70,027        85,315       453,572         (70,246)       12,770
                                                           --------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                               69,996       113,372       453,157         564,254     1,139,118
                                                           --------------------------------------------------------------------
Net increase (decrease) in net assets                         70,082       129,411       452,889         833,705     1,203,540
Net assets at beginning of period                                 --            --            --       2,680,110     1,476,570
                                                           --------------------------------------------------------------------
Net assets at end of period                                $  70,082    $  129,411   $   452,889     $ 3,513,815   $ 2,680,110
                                                           ====================================================================

                                                                                          RS
                                                              Royce         Royce     Information
                                                           Opportunity      Value         Age
                                                           Subaccount    Subaccount    Subaccount
                                                              2006*         2006*        2006*
                                                           --------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                           $      (6)    $       (6)  $       (2)
    Capital gains distributions                                   --             49           --
    Realized capital gain (loss) on sales of fund shares          --            (20)          --
    Change in unrealized appreciation/depreciation on
      investments during the period                              208           (263)          79
                                                           --------------------------------------
  Net increase (decrease) in net assets from operations          202           (240)          77

  From contractholder transactions:

    Variable annuity deposits                                  3,368            230            4
    Contractholder maintenance charges                           (11)            (3)          (9)
    Terminations and withdrawals                                  --             --           --
    Transfers between subaccounts, net                        24,076         14,146        7,759
                                                           --------------------------------------
  Net increase (decrease) in net assets from
    contractholder transactions                               27,433         14,373        7,754
                                                           --------------------------------------
Net increase (decrease) in net assets                         27,635         14,133        7,831
Net assets at beginning of period                                 --             --           --
                                                           --------------------------------------
Net assets at end of period                                $  27,635     $   14,133   $    7,831
                                                           ======================================

*     For the period December 1, 2006 (inception date) to December 31, 2006.

****  For the period April 27, 2006 (inception date) to December 31, 2006.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                                                         Security                 Security
                                               RS              Security                 Diversified                Income
                                              Value      Capital Preservation              Income                Opportunity
                                           Subaccount         Subaccount                 Subaccount              Subaccount
                                              2006*        2006         2005         2006         2005          2006        2005
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $    360    $   276,769   $  191,446   $   79,113   $   61,448   $    78,580   $ 14,831
      Capital gains distributions             1,017             --       12,360           --           --         1,912         --
      Realized capital gain (loss)
         on sales of fund shares                 --        (81,805)     (21,009)     (24,050)     (17,632)          (81)        53
      Change in unrealized appreciation/
         depreciation on investments
         during the period                   (1,234)        59,065     (105,603)      23,658      (37,431)      (10,223)       707
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                           143        254,029       77,194       78,721        6,385        70,188     15,591

   From contractholder transactions:
      Variable annuity deposits                 390      1,538,121    1,524,310      387,968      528,435       241,214    406,725
      Contractholder maintenance charges        (12)       (54,272)     (38,480)     (11,333)      (8,864)       (7,445)    (2,075)
      Terminations and withdrawals               --       (723,567)    (542,494)    (167,132)    (147,169)      (38,436)    (9,324)
      Transfers between subaccounts, net     62,985     (1,217,340)     (39,621)     276,379     (209,429)      715,326    366,577
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions       63,363       (457,058)     903,715      485,882      162,973       910,659    761,903
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets        63,506       (203,029)     980,909      564,603      169,358       980,847    777,494
Net assets at beginning of period                --      8,126,118    7,145,209    1,866,620    1,697,262       959,243    181,749
                                           ----------------------------------------------------------------------------------------
Net assets at end of period                $ 63,506    $ 7,923,089   $8,126,118   $2,431,223   $1,866,620   $ 1,940,090   $959,243
                                           ========================================================================================

                                                  Security                    Security
                                                   Equity                      Global
                                                 Subaccount                  Subaccount
                                             2006          2005          2006         2005
                                           ----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $  (2,547)   $  (1,094)   $   (48,297)  $   (29,010)
      Capital gains distributions             27,388        6,650        786,759            --
      Realized capital gain (loss)
         on sales of fund shares                 456        3,183        112,382        57,579
      Change in unrealized appreciation/
         depreciation on investments
         during the period                     1,539       (2,393)      (148,656)      349,842
                                           ----------------------------------------------------
   Net increase (decrease) in net assets
      from operations                         26,836        6,346        702,188       378,411

   From contractholder transactions:
      Variable annuity deposits               44,434       24,157      1,029,501       976,556
      Contractholder maintenance charges      (1,004)      (1,184)       (20,191)      (12,622)
      Terminations and withdrawals            (5,587)     (10,756)      (182,452)      (84,017)
      Transfers between subaccounts, net       1,581      (26,870)       923,120       311,599
                                           ----------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        39,424      (14,653)     1,749,978     1,191,516
                                           ----------------------------------------------------
Net increase (decrease) in net assets         66,260       (8,307)     2,452,166     1,569,927
Net assets at beginning of period            222,386      230,693      3,911,505     2,341,578
                                           ----------------------------------------------------
Net assets at end of period                $ 288,646    $ 222,386    $ 6,363,671   $ 3,911,505
                                           ====================================================

*     For the period December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                                      Security                    Security                       Security
                                                     Large Cap                     Mid Cap                        Mid Cap
                                                       Value                       Growth                          Value
                                                    Subaccount                   Subaccount                     Subaccount
                                                2006          2005           2006           2005           2006            2005
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (11,204)   $     (456)   $   (17,852)   $   (14,413)   $    (78,635)   $   (141,785)
      Capital gains distributions                    --            --        167,215        122,284       1,187,897         977,887
      Realized capital gain (loss)
         on sales of fund shares                 13,467         6,357         27,268         23,381         472,591         277,570
      Change in unrealized appreciation/
         depreciation on investments
         during the period                      260,672        25,693       (122,081)       (39,774)      1,013,117       1,072,443
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                           262,935        31,594         54,550         91,478       2,594,970       2,186,115

   From contractholder transactions:
      Variable annuity deposits                 124,333        45,625        335,244        346,144       3,460,817       5,468,259
      Contractholder maintenance charges         (8,988)       (3,052)        (7,512)        (5,897)       (107,456)        (69,608)
      Terminations and withdrawals              (62,602)      (15,925)       (91,919)       (30,504)       (672,507)       (416,426)
      Transfers between subaccounts, net      1,263,112       232,323       (178,154)       (74,681)       (643,560)     (1,029,483)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        1,315,855       258,971         57,659        235,062       2,037,294       3,952,742
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets         1,578,790       290,565        112,209        326,540       4,632,264       6,138,857
Net assets at beginning of period               646,716       356,151      1,640,890      1,314,350      18,051,281      11,912,424
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                 $ 2,225,506    $  646,716    $ 1,753,099    $ 1,640,890    $ 22,683,545    $ 18,051,281
                                            ========================================================================================

                                                                 Security
                                             Security            Small Cap
                                             Select 25            Growth
                                            Subaccount          Subaccount
                                              2006***        2006          2005
                                            ---------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $  (4,094)    $   (5,959)   $   (4,520)
      Capital gains distributions                  --             --            --
      Realized capital gain (loss)
         on sales of fund shares                  856         31,881        12,199
      Change in unrealized appreciation/
         depreciation on investments
         during the period                     54,411        (11,836)       18,195
                                            ---------------------------------------
   Net increase (decrease) in net assets
      from operations                          51,173         14,086        25,874

   From contractholder transactions:
      Variable annuity deposits                68,150        169,745       122,609
      Contractholder maintenance charges       (2,046)        (2,826)       (1,920)
      Terminations and withdrawals             (7,300)       (15,820)      (16,480)
      Transfers between subaccounts, net      647,041       (126,494)      (33,085)
                                            ---------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        705,845         24,605        71,124
                                            ---------------------------------------
Net increase (decrease) in net assets         757,018         38,691        96,998
Net assets at beginning of period                  --        491,069       394,071
                                            ---------------------------------------
Net assets at end of period                 $ 757,018     $  529,760    $  491,069
                                            =======================================

***   For the period April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                          T. Rowe     T. Rowe        Van Kampen                                   Van Kampen
                                       Price Capital   Price         Aggressive             Van Kampen             Equity and
                                       Appreciation    Growth          Growth               Comstock                Income
                                        Subaccount   Subaccount      Subaccount            Subaccount             Subaccount
                                           2006*        2006*      2006      2005       2006        2005        2006         2005
                                      ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $      2,887  $       45  $ (2,927) $ (2,613) $   111,068  $   64,696  $  103,913  $   40,595
     Capital gains distributions            12,056       3,395        --        --      525,277     563,356     396,080     214,549
     Realized capital gain (loss)
       on sales of fund shares                  (7)         (2)    6,960     7,854      103,463      28,196      78,132      12,193
     Change in unrealized
       appreciation/depreciation on
       investments during the period       (14,345)     (8,430)    6,753    19,279      708,227    (343,024)    362,059     (21,825)
                                      ----------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    591      (4,992)   10,786    24,520    1,448,035     313,224     940,184     245,512

   From contractholder transactions:
     Variable annuity deposits              30,791      22,099    32,008    42,225    1,321,632   2,728,782   2,148,094   1,281,967
     Contractholder maintenance
     charges                                  (148)       (782)   (1,887)   (1,565)     (44,781)    (35,383)    (44,005)    (13,717)
     Terminations and withdrawals               --      (1,173)  (18,346)   (9,430)    (267,824)   (189,249)   (345,002)    (96,644)
     Transfers between subaccounts,
       net                                 275,633   1,802,735    (6,834)  (19,685)    (784,718)    125,895   1,013,262   2,057,832
                                      ----------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                          306,276   1,822,879     4,941    11,545      224,309   2,630,045   2,772,349   3,229,438
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  306,867   1,817,887    15,727    36,065    1,672,344   2,943,269   3,712,533   3,474,950
Net assets at beginning of period               --          --   272,490   236,425    9,345,558   6,402,289   5,757,350   2,282,400
                                      ----------------------------------------------------------------------------------------------
Net assets at end of period           $    306,867  $1,817,887  $288,217  $272,490  $11,017,902  $9,345,558  $9,469,883  $5,757,350
                                      ==============================================================================================

*    For the period December 1, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2006 and 2005

                                              Wells Fargo                                                         Wells Fargo
                                               Advantage            Wells Fargo           Wells Fargo              Advantage
                                              Growth and             Advantage             Advantage               Small Cap
                                                Income                Growth              Opportunity                Value
                                              Subaccount            Subaccount            Subaccount              Subaccount
                                            2006       2005       2006       2005       2006       2005       2006          2005
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)        $    (747) $    (748) $  (6,012) $  (2,506) $  (3,683) $  (4,203) $   (66,641) $   (42,525)
     Capital gains distributions                --         --         --         --     75,593     39,305      682,620      541,580
     Realized capital gain (loss) on
       sales of fund shares                  3,394        922     49,891      5,574      8,276     15,044      114,849       48,991
     Change in unrealized
       appreciation/depreciation on
       investments during the period        17,469     (3,436)    (1,162)    21,512    (39,036)   (26,418)     (27,233)      36,729
                                         -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                 20,116     (3,262)    42,717     24,580     41,150     23,728      703,595      584,775

   From contractholder transactions:
     Variable annuity deposits              21,464     26,753    105,016     50,025     72,908     72,845    1,718,653    1,078,450
     Contractholder maintenance
       charges                              (1,115)      (855)    (2,131)      (704)    (2,491)    (1,676)     (31,871)     (18,619)
     Terminations and withdrawals           (4,571)    (3,164)   (11,146)    (4,416)   (35,091)   (34,854)    (304,912)    (177,864)
     Transfers between subaccounts,
       net                                  (7,724)    (3,374)    26,797     55,902    (15,393)   (33,301)     501,256      179,939
                                         -------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                            8,054     19,360    118,536    100,807     19,933      3,014    1,883,126    1,061,906
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets       28,170     16,098    161,253    125,387     61,083     26,742    2,586,721    1,646,681
Net assets at beginning of period          144,973    128,875    353,996    228,609    384,297    357,555    5,255,242    3,608,561
                                         -------------------------------------------------------------------------------------------
Net assets at end of period              $ 173,143  $ 144,973  $ 515,249  $ 353,996  $ 445,380  $ 384,297  $ 7,841,963  $ 5,255,242
                                         ===========================================================================================

See accompanying notes.

                          Variable Annuity Account XIV
                          Valuebuilder Variable Annuity

                          Note to Financial Statements

                                December 31, 2006


1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV - Valuebuilder Variable Annuity of Security Benefit Life Insurance Company (VVASBL) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for VVASBL are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


             SUBACCOUNT                                              MUTUAL FUND
                                                          ABN AMRO Asset Management:
     Aston/Optimum Mid Cap                                   Aston/Optimum Mid Cap Fund (Class N)
                                                          AIM Growth Series:
     AIM Basic Value                                        AIM Basic Value Fund (Class A)
     AIM Large Cap Growth                                   AIM Large Cap Growth Fund (Class A)
     AIM Mid Cap Core Equity                                AIM Mid Cap Core Equity Fund (Class A)
     AIM Small Cap Growth                                   AIM Small Cap Growth Fund (Class A)

                                                          AIM Stock Funds:

     AIM Dynamics                                           AIM Dynamics Fund (Class A)
                                                          AIM Sector Funds:
     AIM Technology                                         AIM Technology Fund (Class A)
                                                          American Century Investments, Inc.:
     American Century Equity Income                         American Century Investments Equity Income Fund (Advisor Class)
     American Century Heritage                              American Century Investments Heritage Fund (Advisor Class)
     American Century International Growth                  American Century Investments International Growth Fund (Advisor Class)
     American Century Select                                American Century Investments Select Fund (Advisor Class)
     American Century Strategic Allocation:
        Aggressive(1)                                     American Century Strategic Allocation: Aggressive (Advisor Class)
     American Century Strategic Allocation:
        Conservative(1)                                   American Century Strategic Allocation: Conservative (Advisor Class)
     American Century Strategic Allocation:
        Moderate                                            American Century Strategic Allocation: Moderate (Advisor Class)


     (1) This subaccount was available for investment in 2006; however there was no activity.

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                  Subaccount                                                 Mutual Fund
--------------------------------------------------------------------------------------------------------------------
                                                      Ariel Mutual Funds:
Ariel Fund                                              Ariel Fund
                                                      Calamos Investment Trust:
Calamos Growth                                          Calamos Growth Fund (Class A)
Calamos Growth and Income                               Calamos Growth and Income Fund (Class A)
Calamos High Yield                                      Calamos High Yield Fund (Class A)
                                                      Dreyfus Appreciation Fund, Inc.:
Dreyfus Appreciation                                    Dreyfus Appreciation Fund (Class A)
                                                      Dreyfus Growth and Value Funds, Inc.:
Dreyfus General Money Market                            Dreyfus General Money Market Fund (Class B)
Dreyfus Midcap Value                                    Dreyfus Midcap Value Fund
Dreyfus Premier Strategic Value                         Dreyfus Premier Strategic Value Fund (Class A)
                                                      Quantitative Management Associates, LLC:
Dryden Small-Cap Core Equity(1)                         Dryden Small Cap Core Equity Fund (Class A)
                                                      Federated Investment Management Company:
Federated Bond                                          Federated Bond Fund (Class A)
                                                      Fidelity Advisor Series:
Fidelity Advisor Dividend Growth                        Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital Appreciation     Fidelity Advisor International Capital Appreciation Fund
                                                         (Class T)
Fidelity Advisor Mid Cap                                Fidelity Advisor Mid Cap  Fund (Class T)
Fidelity Advisor Real Estate                            Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies                       Fidelity Advisor Value Strategies Fund (Class T)
                                                      Goldman Sachs Asset Management International:
Goldman Sachs Emerging Markets Equity                   Goldman Sachs Emerging Markets Equity Fund (Service Class)
                                                      Goldman Sachs Asset Management, L.P.:
Goldman Sachs Government Income                         Goldman Sachs Government Income Fund (Service Class)
                                                      Janus Capital Management, LLC:
Janus Adviser INTECH Risk-Managed Core                  Janus Adviser Risk Managed Core Fund (Class S)
Janus Adviser International Growth                      Janus Adviser International Growth (Class S)
                                                      Jennison Associates, LLC:
Jennison 20/20 Focus                                     Jennison 20/20 Focus (Class A)
Jennison Small Company                                   Jennison Small Company (Class A)
                                                      Neuberger Berman Management, Inc.:
Lehman Brothers Core Bond                               Lehman Brothers Core Bond Fund (Investor Class)
Neuberger Berman Partners Advisors                      Neuberger Berman Partners Fund (Advisor Class)

(1) This subaccount was available for investment in 2006; however there was no activity.

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                 Subaccount                                                    Mutual Fund
------------------------------------------------------------------------------------------------------------------
                                                      Neuberger Berman Management, Inc. (continued):
Neuberger Berman Socially Responsive*****             Neuberger Berman Socially Responsive Fund (Trust Class)
                                                      Pacific Investment Management Compay Funds:
PIMCO Foreign Bond (U.S. Dollar-Hedged)                 PIMCO Foreign Bond Hedged (Class R)
PIMCO High Yield                                        PIMCO High Yield Fund (Class A)
                                                      Royce & Associates, LLC:
Royce Opportunity                                       Royce Opportunity Fund (Service Class)
Royce Value                                             Royce Value Fund (Service Class)
                                                      RS Investment Management L.P.:
RS Information Age                                      RS Information Age Fund (Class A)
RS Value                                                RS Value Fund (Class A)
                                                      Security Income Fund:
Security Alpha Opportunity(1)                           Security Alpha Opportunity Fund (Class A)
Security Capital Preservation                           Security Capital Preservation Fund (Class A)
Security Diversified Income                             Security Diversified Income Fund (Class A)
Security Income Opportunity                             Security Income Opportunity Fund (Class A)
                                                      Security Equity Fund:
Security Equity                                         Security Equity Series (Class A)
Security Global                                         Security Global Series (Class A)
Security Large Cap Value                                Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                                 Security Mid Cap Growth Fund (Class A)
Security Mid Cap Value                                  Security Mid Cap Value Series (Class A)
Security Select 25*****                                 Security Select 25 Fund (Class A)
Security Small Cap Growth                               Security Small Cap Growth Series (Class A)
                                                      T. Rowe Price Investment Services, Inc.:
T. Rowe Price Capital Appreciation                      T. Rowe Price Capital Appreciation Fund (Advisor Class)
T. Rowe Price Growth                                    T. Rowe Price Growth Stock Fund (Advisor Class)
                                                      Van Kampen Asset Management:
Van Kampen Aggressive Growth                            Van Kampen Aggressive Growth Fund (Class A)
Van Kampen Comstock                                     Van Kampen Comstock Fund (Class A)
Van Kampen Equity and Income                            Van Kampen Equity and Income Fund (Class A)

***** Prior to May 1, 2006, these subaccounts were Security Social Awareness and
      Security Large Cap Growth, respectively.

(1) This subaccount was available for investment in 2006; however there was no activity.

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

               Subaccount                                                      Mutual Fund
---------------------------------------------------------------------------------------------------------------------
                                                      Matrix Asset Advisors, Inc.:
Wells Fargo Advantage Growth and Income                 Wells Fargo Advantage Growth and Income Fund (Advisor Class)
                                                      Wells Capital  Management Incorporated:
Wells Fargo Advantage Growth                            Wells Fargo Advantage Growth Fund (Advisor Class)
Wells Fargo Advantage Opportunity                       Wells Fargo Advantage Opportunity Fund (Advisor Class)
Wells Fargo Advantage Small Cap Value                   Wells Fargo Advantage Small Cap Value Fund (Class A)

During 2006, the AIM Blue Chip Fund, the Secruity Large Cap Growth Series, and the Security Social Awareness Series merged into the AIM Large Cap Growth Fund, Security Select 25 Series, and the Neuberger Berman Socially Responsive, respectively.

Pursuant to the plan of reorganization approved by the AIM Blue Chip Fund shareholders, the AIM Large Cap Growth Fund acquired all the net assets of the AIM Blue Chip Fund, which totaled $790,186 on the closing date of the reorganization, March 24, 2006. A total of 63,065 shares were exchanged from the AIM Blue Chip Fund. In exchange for the assets of the AIM Blue Chip Fund, 70,742 shares of the AIM Large Cap Growth Fund were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the Security Large Cap Growth Series shareholders, the Security Select 25 Series acquired all the net assets of the Security Large Cap Growth Series, which totaled $260,640 on the closing date of the reorganization, June 16, 2006. A total of 41,438 shares were exchanged from the Security Large Cap Growth Series. In exchange for the assets of the Security Large Cap Growth Series, 26,038 shares of the Security Select 25 Series were issued to shareholders of record immediately after the closing date.

Pursuant to the plan of reorganization approved by the Security Social Awareness Series shareholders, the Neuberger Berman Socially Responsive acquired all the net assets of the Security Social Awareness Series, which totaled $465,568 on the closing date of the reorganization, June 16, 2006. There were 22,139 shares exchanged from the Security Social Awareness Series to the Neuberger Berman Socially Responsive fund. In exchange for the assets of the Security Social Awareness Series, 31,607 shares of the Neuberger Berman Socially Responsive Fund were issued to shareholders of record immediately after the closing date.

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

ABN AMRO Asset Management serves as investment advisor to Aston/Optimum Mid Cap Fund. AIM Advisors Inc. serves as investment advisor of AIM Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund, AIM Dynamics Fund, and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor of American Century Heritage Fund, American Century Select Fund, American Century Equity Income Fund, American Century International Growth Fund, American Century Strategic Allocation:
Aggressive Fund, American Century Strategic Allocation: Conservative Fund and American Century Strategic Allocation: Moderate Fund. Ariel Capital Management, LLC serves as investment advisor of Ariel Fund. Calamos Advisors, LLC serves as investment advisor of Calamos Growth Fund, Calamos Growth and Income Fund and Calamos High Yield Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus Appreciation Fund, Inc., Dreyfus Premier Strategic Value Fund, Dreyfus Midcap Value Fund, and Dreyfus General Money Market Fund. Quantitative Management Associates, LLC serves as investment advisor of Dryden Small-Cap Core Equity Fund. Fidelity Management & Research Company serves as investment advisor of Fidelity Advisor Value Strategies Fund, Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor International Capital Appreciation Fund and Fidelity Advisor Real Estate Fund. Goldman Sachs Asset Management International serves as investment advisor of Goldman Sachs Emerging Markets Equity Fund. Goldman Sachs Asset Management, L.P. serves as investment advisor of Goldman Sachs Government Income Fund. Janus Capital Management, LLC serves as investment advisor of Janus Adviser INTECH Risk-Managed Core Fund and Janus Adviser International Growth Fund. Jennison Associates, LLC serves as investment advisor of Jennison 20/20 Focus Fund and Jennison Small Company Fund. Neuberger Berman Management Inc. has engaged Lehman Brothers Asset Management, LLC to provide subadvisory services to Lehman Brothers Core Bond Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services for Neuberger Berman Partners Fund and Neuberger Berman Socially Responsive Fund. Pacific Investment Management Company, LLC serves as investment advisor of PIMCO High Yield Fund and PIMCO Foreign Bond (U.S. Dollar-Hedged) Fund. Royce & Associates, LLC serves as investment advisor of Royce Opportunity Fund and Royce Value Fund. RS Investment Management L.P. serves as investment advisor of RS Information Age Fund and RS Value Fund. Security Management Company, LLC (SMC) serves as investment advisor of Security Capital Preservation Fund, Security Diversified Income Fund, Security Equity Series, Security Mid Cap Value Series,
                                                                              34

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Security Select 25 Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund. SMC is a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly-owned subsidiary of Security Benefit Corporation. SMC has engaged Four Corners Capital Management, services to Security Income Opportunity Fund, OppenheimerFunds, Inc. to provide subadvisory services to Security Global Series, and RS Investments to provide subadvisory services to Security Small Cap Growth Series. T. Rowe Price serves as investment advisor of T. Rowe Price Capital Appreciation Fund and T. Rowe Price Growth Fund. Van Kampen Asset Management, Inc. serves as investment advisor of Van Kampen Equity and Income Fund, Van Kampen Comstock Fund, and Van Kampen Aggressive Growth Fund. Matrix Asset Advisors, Inc. serves as investment advisor of Wells Fargo Advantage Growth and Income Fund. Wells Capital Management Incorporated serves as investment advisor of Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Small Cap Value Fund, and Wells Fargo Advantage Opportunity Fund.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, except for those individual subaccounts operating for portions of the year as disclosed in the financial statements, were as follows:

                                                             Cost of        Proceeds
                Subaccount                                  Purchases      from Sales
-------------------------------------------------------------------------------------
Aston/Optimum Mid Cap                                      $    28,529    $        16
AIM Basic Value                                                534,212        665,642
AIM Large Cap Growth                                           809,097         74,540
AIM Mid Cap Core Equity                                        318,505        136,311
AIM Small Cap Growth                                           477,398        423,732
AIM Dynamics                                                   104,176         13,737
AIM Technology                                                  29,619         29,794
American Century Equity Income                               3,293,845      1,842,200
American Century Heritage                                      529,185        614,745
American Century International Growth                          881,061        791,814
American Century Select                                        410,209        597,726
American Century Strategic Allocation: Moderate                  3,553              1

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                             Cost of       Proceeds
                    Subaccount                              Purchases     from Sales
-------------------------------------------------------------------------------------
Ariel Fund                                                 $ 1,400,485    $ 1,487,978
Calamos Growth                                               3,592,334      2,153,385
Calamos Growth and Income                                    4,398,005        655,966
Calamos High Yield                                              24,173              1
Dreyfus Appreciation                                           580,683        817,674
Dreyfus General Money Market                                 3,813,076      2,985,096
Dreyfus Midcap Value                                           470,362        288,805
Dreyfus Premier Strategic Value                              2,343,701        773,428
Federated Bond                                                 255,250            131
Fidelity Advisor Dividend Growth                               438,351        573,268
Fidelity Advisor International Capital Appreciation            251,856        309,627
Fidelity Advisor Mid Cap                                     1,673,553      1,666,903
Fidelity Advisor Real Estate                                   220,084          2,854
Fidelity Advisor Value Strategies                              430,056        300,498
Goldman Sachs Emerging Markets Equity                           32,591             13
Goldman Sachs Government Income                              2,147,596          1,719
Janus Adviser INTECH Risk-Managed Core                          50,005          2,451
Janus Adviser International Growth                             258,506             15
Jennison 20/20 Focus                                             7,595             --
Jennison Small Company                                       1,562,078            815
Lehman Brothers Core Bond                                    2,939,329      2,725,071
Neuberger Berman Partners Advisor                               71,088             73
Neuberger Berman Socially Responsive                           264,882        149,863
PIMCO Foreign Bond (U.S. Dollar-Hedged)                        453,781            447
PIMCO High Yield                                             1,651,488        892,685
Royce Opportunity                                               27,439             12
Royce Value                                                     17,328          2,912
RS Information Age                                               7,759              7
RS Value                                                        64,757             17
Security Capital Preservation                                3,853,559      4,033,848
Security Diversified Income                                  1,511,351        946,356
Security Income Opportunity                                  1,192,715        201,564
Security Equity                                                 72,609          8,344
Security Global                                              3,086,088        597,648
Security Large Cap Value                                     1,403,749         99,098
Security Mid Cap Growth                                        581,533        374,511
Security Mid Cap Value                                       5,679,184      2,532,628
Security Select 25                                             811,016        109,265
Security Small Cap Growth                                      222,731        204,085
T. Rowe Price Capital Appreciation                             321,396            177
T. Rowe Price Growth                                         1,827,269            950

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                             Cost of        Proceeds
             Subaccount                                     Purchases      from Sales
-------------------------------------------------------------------------------------
Van Kampen Aggressive Growth                               $    28,908    $    26,894
Van Kampen Comstock                                          2,014,875      1,154,221
Van Kampen Equity and Income                                 4,526,313      1,253,971
Wells Fargo Advantage Growth and Income                         38,632         31,325
Wells Fargo Advantage Growth                                   607,901        495,377
Wells Fargo Advantage Opportunity                              149,117         57,274
Wells Fargo Advantage Small Cap Value                        3,401,439        902,334

Annuity Reserves

As of December 31, 2006, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The  preparation  of financial  statements  in  conformity  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts
                                                                              37

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value. Additionally SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% to 0.95% of the average daily net asset value to accounts with $25,000 or more and 0.90% to 1.10% of the average daily net asset value to accounts with less than $25,000. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2006 and 2005, except for those individual subaccounts operating for portions of such years as disclosed in the financial statements, were as follows:

                                                   2006                                2005
                                      --------------------------------------------------------------------
                                                                Net                                 Net
                                       Units       Units     Increase     Units       Units      Increase
             Subaccount                Issued    Redeemed   (Decrease)    Issued    Redeemed    (Decrease)
----------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap                   2,813          (1)       2,812        --          --            --
AIM Basic Value                        92,417    (112,779)     (20,362)  128,531    (117,914)       10,617
AIM Large Cap Growth                  139,022     (23,031)     115,991        --          --            --
AIM Mid Cap Core Equity                24,300     (20,534)       3,766    27,011      (9,942)       17,069
AIM Small Cap Growth                  130,658    (135,651)      (4,993)   66,419     (46,447)       19,972
AIM Dynamics                           12,575      (1,893)      10,682    11,253      (9,567)        1,686
AIM Technology                          8,248      (6,505)       1,743    47,023     (56,152)       (9,129)
American Century Equity Income        380,642    (293,936)      86,706   381,480    (144,772)      236,708
American Century Heritage              53,328     (65,048)     (11,720)   38,392      (3,685)       34,707
American Century International
   Growth                             151,754    (132,478)      19,276   178,194     (31,283)      146,911

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                                     2006                                  2005
                                                       -----------------------------------------------------------------------
                                                                                 Net                                    Net
                                                        Units       Units      Increase      Units       Units       Increase
                    Subaccount                          Issued    Redeemed    (Decrease)     Issued    Redeemed     (Decrease)
------------------------------------------------------------------------------------------------------------------------------
American Century Select                                185,833    (206,774)      (20,941)    99,691     (46,526)        53,165
American Century Strategic Allocation: Moderate            334          --           334         --          --             --
Ariel Fund                                             299,171    (319,845)      (20,674)   322,743    (104,993)       217,750
Calamos Growth                                         645,616    (528,048)      117,568    703,601    (237,445)       466,156
Calamos Growth and Income                              574,021    (314,473)      259,548    454,451    (114,609)       339,842
Calamos High Yield                                       2,408          --         2,408         --          --             --
Dreyfus Appreciation                                   133,790    (166,729)      (32,939)   151,712     (65,546)        86,166
Dreyfus General Money Market                           562,051    (469,166)       92,885    320,167    (303,084)        17,083
Dreyfus Midcap Value                                    50,034     (42,366)        7,668     60,395     (46,288)        14,107
Dreyfus Premier Strategic Value                        230,189    (104,743)      125,446    106,824     (43,010)        63,814
Federated Bond                                          25,529         (12)       25,517         --          --             --
Fidelity Advisor Dividend Growth                       156,712    (168,538)      (11,826)    80,116     (34,180)        45,936
Fidelity Advisor International Capital Appreciation     45,102     (64,576)      (19,474)     6,965     (44,600)       (37,635)
Fidelity Advisor Mid Cap                               188,967    (187,109)        1,858     17,127     (11,628)         5,499
Fidelity Advisor Real Estate                            21,902        (200)       21,702         --          --             --
Fidelity Advisor Value Strategies                       61,427     (62,770)       (1,343)    51,419     (48,852)         2,567
Goldman Sachs Emerging Markets Equity                    3,197          (1)        3,196         --          --             --
Goldman Sachs Government Income                        218,576      (2,378)      216,198         --          --             --
Janus Adviser INTECH Risk-Managed Core                   6,681      (1,995)        4,686         --          --             --
Janus Adviser International Growth                      26,158        (685)       25,473         --          --             --
Jennison 20/20 Focus                                       759          --           759         --          --             --
Jennison Small Company                                 161,584      (5,208)      156,376         --          --             --
Lehman Brothers Core Bond                              410,850    (388,191)       22,659    382,775    (107,001)       275,774
Neuberger Berman Partners Advisor                        7,015          (4)        7,011         --          --             --
Neuberger Berman Socially Responsive                    30,313     (17,997)       12,316         --          --             --
PIMCO Foreign Bond (U.S. Dollar-Hedged)                 46,010        (214)       45,796         --          --             --
PIMCO High Yield                                       226,411    (169,703)       56,708    198,648     (97,739)       100,909
Royce Opportunity                                        2,743          (1)        2,742         --          --             --
Royce Value                                              1,720        (292)        1,428         --          --             --
RS Information Age                                         785          (1)          784         --          --             --
RS Value                                                 6,275          (1)        6,274         --          --             --
Security Capital Preservation                          724,499    (744,577)      (20,078)   335,378    (226,375)       109,003

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

                                                                     2006                                  2005
                                                       -----------------------------------------------------------------------
                                                                                  Net                                   Net
                                                        Units       Units      Increase      Units       Units       Increase
                    Subaccount                          Issued    Redeemed    (Decrease)     Issued     Redeemed    (Decrease)
------------------------------------------------------------------------------------------------------------------------------
Security Diversified Income                            192,696    (136,909)       55,787     99,044      (78,595)       20,449
Security Income Opportunity                            149,531     (56,353)       93,178     82,839       (6,296)       76,543
Security Equity                                          8,267      (2,571)        5,696      8,516       (9,571)       (1,055)
Security Global                                        308,651    (149,031)      159,620    175,929      (51,870)      124,059
Security Large Cap Value                               164,967     (29,024)      135,943     37,313       (8,196)       29,117
Security Mid Cap Growth                                 71,475     (61,503)        9,972     90,567      (62,542)       28,025
Security Mid Cap Value                                 642,588    (489,921)      152,667    538,561     (240,281)      298,280
Security Select 25                                      94,421     (17,686)       76,735         --           --            --
Security Small Cap Growth                               34,488     (30,938)        3,550     19,211      (10,975)        8,236
T. Rowe Price Capital Appreciation                      30,442         (15)       30,427         --           --            --
T. Rowe Price Growth                                   190,468     (10,703)      179,765         --           --            --
Van Kampen Aggressive Growth                            14,008     (12,322)        1,686      8,321       (5,739)        2,582
Van Kampen Comstock                                    400,175    (349,554)       50,621    387,288      (92,828)      294,460
Van Kampen Equity and Income                           564,201    (295,773)      268,428    358,112      (53,797)      304,315
Wells Fargo Advantage Growth and Income                  7,988      (6,590)        1,398      5,226       (2,226)        3,000
Wells Fargo Advantage Growth                            97,626     (77,729)       19,897     25,361      (10,145)       15,216
Wells Fargo Advantage Opportunity                       10,710      (7,475)        3,235     12,047      (10,457)        1,590
Wells Fargo Advantage Small Cap Value                  251,495    (127,619)      123,876    131,579      (51,600)       79,979

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2006, follows:

           Subaccount                             2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap(1)
Units                                            2,812                 --                 --                 --                 --
Unit value                            $          10.21   $             --   $             --   $             --   $             --
Net assets                            $         28,713   $             --   $             --   $             --   $             --
Ratio of expenses to net assets*          0.90% - 1.25%                --%                --%                --%                --%
Investment income ratio**                           --%                --%                --%                --%                --%
Total return***                             2.10%-2.07%                --%                --%                --%                --%

AIM Basic Value
Units                                          344,375            364,737            354,120            275,973            171,063
Unit value                            $ 10.41 - $14.76   $  9.56 - $13.59   $   9.42 - 13.41   $  8.83 - $12.60   $           6.87
Net assets                            $      3,588,136   $      3,495,190   $      3,338,222   $      2,438,927   $      1,175,402
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                         0.07%                --%                --%                --%                --%
Total return***                           8.85% - 8.46%      1.52% - 1.31%      6.68% - 6.43%      28.53%-28.31%           ( 26.05)%

AIM Large Cap Growth(2)
Units                                          115,991                 --                 --                 --                 --
Unit value                            $  7.33 - $11.58   $             --   $             --   $             --   $             --
Net assets                            $        851,574   $             --   $             --   $             --   $             --
Ratio of expenses to net assets*          0.90% - 1.25%                --%                --%                --%                --%
Investment income ratio**                           --%                --%                --%                --%                --%
Total return***                          (0.63)%-(0.36)%               --%                --%                --%                --%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                             2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
Units                                           79,993             76,227             59,158             39,635             27,915
Unit value                            $  11.92 - 14.44   $ 11.16 - $13.54   $ 10.80 - $13.13   $  9.87 - $12.02   $           8.07
Net assets                            $        958,768   $        853,024   $        639,719   $        391,533   $        225,602
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                         0.73%                --%                --%                --%                --%
Total return***                             6.86%-6.48%      3.32% - 3.11%      9.42% - 9.23%    22.30% - 21.91%            (14.51)%

AIM Small Cap Growth
Units                                          227,902            232,895            212,923            119,249             63,534
Unit value                            $ 10.06 - $15.10   $  9.15 - $13.76   $  8.79 - $13.24   $   8.55 - 12.91   $           6.39
Net assets                            $      2,316,312   $      2,137,114   $      1,872,511   $      1,019,834   $        406,060
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                           --%                --%                --%                --%                --%
Total return***                             9.94%-9.56%      4.18% - 3.97%      2.81% - 2.56%    33.80% - 33.51%            (30.77)%

AIM Dynamics
Units                                           19,049              8,367              6,681              5,288              3,373
Unit value                            $           8.53   $  7.62 - $14.38   $           7.18   $           6.69   $           5.04
Net assets                            $        162,543   $         63,740   $         47,989   $         35,371   $         17,000
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                           --%                --%                --%                --%                --%
Total return***                           12.02%-11.63%      6.03% - 5.82%              7.32%             32.74%            (35.71)%

AIM Technology
Units                                           36,128             34,385             43,514             43,534             21,478
Unit value                            $  5.02 - $12.89   $  4.74 - $12.21   $  4.85 - $12.51   $  4.89 - $12.63   $           3.56
Net assets                            $        181,446   $        164,401   $        211,689   $        212,946   $         76,558
Ratio of expenses to net assets*          0.90% - 1.25%              0.90%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                           --%                --%                --%                --%                --%
Total return***                             5.79%-5.42%   (2.18)% - (2.38)%  (0.82)% - (0.95)%     37.36%-36.84%            (49.29)%

American Century Equity Income
Units                                          511,081            424,375            187,667             98,637             47,779
Unit value                            $ 11.45 - $14.41   $ 12.00 - $12.58   $ 12.21 - $12.83   $ 11.31 - $11.91   $           9.49
Net assets                            $      7,011,989   $      5,091,902   $      2,291,579   $      1,115,898   $        453,166
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                         2.10%              2.11%              2.02%              2.56%              2.48%
Total return***                           14.74%-13.02%   (1.71)% - (1.91)%     7.96% - 7.72%      19.18%-18.98%             (8.84)%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                             2006               2005               2004               2003               2002
------------------------------------------------------------------------------------------------------------------------------------
American Century Heritage
Units                                           37,573             49,293             14,586              4,284                946
Unit value                            $ 10.70 - $15.29   $    9.52-$13.63   $    8.12-$11.65   $  7.90 - $11.36   $           6.78
Net assets                            $        419,068   $        469,693   $         118,556  $         33,883   $          6,410
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                           --%                --%                --%                --%                --%
Total return***                         12.36% - 11.96%    17.25% - 17.01%      2.78% - 2.55%      16.52%-16.39%            (19.29)%

American Century International
   Growth
Units                                          249,330            230,054             83,143             45,503             29,825
Unit value                            $ 10.93 - $16.62   $  9.11 - $13.88   $  8.38 - $12.79   $  7.57 - $11.59   $           6.29
Net assets                            $      2,728,800   $      2,096,234   $        696,735   $        344,550   $        187,552
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                         0.55%              2.16%              0.85%              0.61%              1.11%
Total return***                           19.96%-19.54%        8.74%-8.52%      10.70%-10.35%      20.35%-20.10%            (22.54)%

American Century Select
Units                                          280,931            301,872            248,707            126,043             36,916
Unit value                            $  7.16 - $10.71   $   7.60- $11.39   $  7.85 - $11.79   $   7.62 - 11.47   $           6.37
Net assets                            $      2,011,611   $      2,294,061   $      1,952,703   $        960,728   $        235,017
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                         0.17%              0.53%                --%                --%              0.01%
Total return***                          (6.12)%-(5.79)%    (3.23)%-(3.42)%     3.02% - 2.79%             19.62%            (25.93)%

American Century Strategic
   Allocation: Moderate(1)
Units                                              334                 --                 --                 --                 --
Unit value                            $          10.08   $             --   $             --   $             --   $             --
Net assets                            $          3,361   $             --   $             --   $             --   $             --
Ratio of expenses to net assets*          0.90% - 1.25%                --%                --%                --%                --%
Investment income ratio**                         1.14%                --%                --%                --%                --%
Total return***                             1.02%-0.14%                --%                --%                --%                --%

Ariel Fund
Units                                          462,122            482,796            265,046             78,211             12,721
Unit value                            $ 12.46 - $14.77   $ 11.74 - $13.95   $ 12.09 - $14.40   $ 10.31 - $12.30   $           8.37
Net assets                            $      5,788,621   $      5,685,475   $      3,211,669   $        809,444   $        106,542
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%              0.90%
Investment income ratio**                           --%              0.38%              0.07%                --%              2.89%
Total return***                             6.13%-5.76%     (2.93)%-(3.13)%     17.26%-17.07%      23.18%-22.88%            (16.30)%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

             Subaccount                           2006               2005               2004               2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Calamos Growth
Units                                        1,531,012          1,413,444            947,288            532,926       218,387
Unit value                             $11.75 - $14.95    $12.04 - $15.36    $11.54 - $14.75    $10.11 - $12.95    $     7.39
Net assets                             $    18,040,069    $    17,038,178    $    10,944,375    $     5,394,813    $1,614,409
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%         0.90%
Investment income ratio**                           --%                --%                --%                --%           --%
Total return***                          (2.76)%-(2.42)%       4.32%-4.11%      14.14%-13.90%      36.81%-36.60%      (19.06)%

Calamos Growth and Income
Units                                        1,238,823            979,275            639,433            295,986       125,714
Unit value                             $11.28 - $14.14    $12.05 - $13.41    $11.60 - $12.93    $11.00 - $12.28    $     8.96
Net assets                             $    15,782,661    $    11,810,913    $     7,423,495    $     3,259,248    $1,128,252
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%         0.90%
Investment income ratio**                         2.06%              2.11%              1.75%              1.96%         2.23%
Total return***                             5.64%-3.80%        3.93%-3.72%      5.45% - 5.29%      22.77%-22.43%        (7.82)%

Calamos High Yield(1)
Units                                            2,408                 --                 --                 --            --
Unit value                             $         10.03    $            --    $            --    $            --    $       --
Net assets                             $        24,149    $            --    $            --    $            --    $       --
Ratio of expenses to net assets*          0.90% - 1.25%                --%                --%                --%           --%
Investment income ratio**                           --%                --%                --%                --%           --%
Total return***                             0.28%-0.25%                --%                --%                --%           --%

Dreyfus Appreciation
Units                                          315,813            348,752            262,586            133,554        79,711
Unit value                             $ 9.48 - $12.56    $   8.48-$11.25    $ 8.47 - $11.26    $ 8.34 - $11.11    $     7.20
Net assets                             $     3,004,398    $     2,963,445    $     2,226,195    $     1,114,643    $  574,492
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%         0.90%
Investment income ratio**                         1.41%              1.54%              1.74%              1.39%         1.46%
Total return***                           11.82%-11.43%       0.16%-(0.04)%     1.56% - 1.35%      15.83%-15.49%       (20.35)%

Dreyfus General Money Market
Units                                          189,002             96,117             79,034             37,676        32,662
Unit value                             $  8.86 - $9.78    $    8.85-$9.05    $          8.99    $          9.31    $     9.66
Net assets                             $     1,679,575    $       851,595    $       711,434    $       351,435    $  316,046
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% - 1.10%              0.90%              0.90%         0.90%
Investment income ratio**                         4.42%              2.24%              0.59%              0.28%         0.87%
Total return***                           (0.18)%-0.15%     (1.64)%-(1.84)%            (3.44)%            (3.62)%       (2.72)%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

          Subaccount                              2006              2005               2004               2003        2002
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value
Units                                          178,728           171,060            156,953            115,264      88,629
Unit value                             $11.44 - $18.65    $ 10.77-$17.60    $10.36 - $16.96    $ 9.17 - $15.04   $    6.05
Net assets                             $     2,050,569    $    1,847,668    $     1,630,830    $     1,056,571   $ 536,071
Ratio of expenses to net assets*          0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%       0.90%
Investment income ratio**                         1.24%               --%                --%                --%         --%
Total return***                             6.23%-5.85%       3.94%-3.73%      12.98%-12.77%      51.57%-51.16%    (35.91)%

Dreyfus Premier Strategic Value
Units                                          277,058           151,612             87,798             37,205      26,572
Unit value                             $12.93 - $17.98    $ 11.21-$15.61    $10.76 - $15.02    $ 9.52 - $13.31   $    6.89
Net assets                             $     3,605,633    $    1,711,331    $       947,546    $       354,137   $ 183,198
Ratio of expenses to net assets*          0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%       0.90%
Investment income ratio**                         2.65%             1.90%                --%                --%         --%
Total return***                           15.38%-14.97%       4.12%-3.91%      13.03%-12.85%      38.17%-37.78%     (29.69)%

Federated Bond(1)
Units                                           25,517                --                 --                 --          --
Unit value                             $          9.91    $           --    $            --    $            --   $      --
Net assets                             $       252,949    $           --    $            --    $            --   $      --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%                --%         --%
Investment income ratio**                         0.86%               --%                --%                --%         --%
Total return***                          (0.90)%-(0.87)%              --%                --%                --%         --%

Fidelity Advisor Dividend Growth
Units                                          261,631           273,457            227,521            111,746      50,115
Unit value                             $          9.26    $  8.44-$11.25    $          8.52    $          8.42   $    7.16
Net assets                             $     2,422,361    $    2,309,318    $     1,938,224    $       941,111   $ 358,691
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% -1.10%              0.90%              0.90%       0.90%
Investment income ratio**                         0.79%               --%              1.13%              0.50%       0.77%
Total return***                             9.63%-9.25%    (0.87)%-(1.06)%             1.19%             17.60%     (23.83)%

Fidelity Advisor International
   Capital Appreciation
Units                                          113,758           133,232            170,867            108,986      11,026
Unit value                             $13.20 - $16.71    $ 11.99-$15.21    $11.00 - $13.98    $10.38 - $13.22   $    7.66
Net assets                             $     1,502,350    $    1,597,828    $     1,880,810    $     1,132,395   $  84,499
Ratio of expenses to net assets*          0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%       0.90%
Investment income ratio**                         0.39%             0.75%                --%                --%         --%
Total return***                            10.12%-9.90%       9.01%-8.79%      5.97% - 5.75%      35.51%-35.31%     (16.01)%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

          Subaccount                              2006              2005               2004               2003        2002
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Mid Cap
Units                                           55,809            53,951             48,452             32,256      18,240
Unit value                             $12.45 - $17.28    $ 11.45-$15.93    $  11.00-$15.34    $  9.87 -$13.79   $    7.14
Net assets                             $       695,581    $      618,659    $       533,879    $       318,816   $ 130,357
Ratio of expenses to net assets*          0.90% - 1.25%      0.90% -1.10%       0.90% -1.10%        0.90%-1.10%       0.90%
Investment income ratio**                           --%               --%                --%                --%         --%
Total return***                             8.69%-8.48%       4.07%-3.86%      11.45%-11.24%      38.24%-38.04%     (21.88)%

Fidelity Advisor Real Estate(1)
Units                                           21,702                --                 --                 --          --
Unit value                             $          9.76    $           --    $            --    $            --   $      --
Net assets                             $       211,891    $           --    $            --    $            --   $      --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%                --%         --%
Investment income ratio**                         0.55%               --%                --%                --%         --%
Total return***                          (2.40)%-(2.37)%              --%                --%                --%         --%

Fidelity Advisor Value Strategies
Units                                          136,404           137,747            135,180             78,490      58,759
Unit value                             $12.84 - $17.63    $ 11.54-$15.89    $11.74 - $16.19    $10.68 - $14.76   $    6.94
Net assets                             $     1,773,039    $    1,606,913    $     1,600,687    $       841,082   $ 408,102
Ratio of expenses to net assets*          0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%       0.90%
Investment income ratio**                           --%               --%                --%                --%         --%
Total return***                           11.21%-10.82%    (1.70)%-(1.90)%     9.93% - 9.69%      53.89%-53.59%     (29.11)%

Goldman Sachs Emerging Markets
   Equity(1)
Units                                            3,196                --                 --                 --          --
Unit value                             $         10.45    $           --    $            --    $            --   $      --
Net assets                             $        33,413    $           --    $            --    $            --   $      --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%                --%         --%
Investment income ratio**                           --%               --%                --%                --%         --%
Total return***                             4.52%-4.49%               --%                --%                --%         --%

Goldman Sachs Government Income(1)
Units                                          216,198                --                 --                 --          --
Unit value                             $          9.91    $           --    $            --    $            --   $      --
Net assets                             $     2,142,921    $           --    $            --    $            --   $      --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%                --%         --%
Investment income ratio**                         0.04%               --%                --%                --%         --%
Total return***                          (0.93)%-(0.90)%              --%                --%                --%         --%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                            2006             2005               2004               2003         2002
----------------------------------------------------------------------------------------------------------------------------
Janus Advisor INTECH Risk-
  Managed Core(1)
Units                                            4,686               --                 --                 --           --
Unit value                            $          10.08   $           --    $            --    $            --    $      --
Net assets                            $         47,245   $           --    $            --    $            --    $      --
Ratio of expenses to net assets*          0.90% - 1.25%              --%                --%                --%          --%
Investment income ratio**                         0.05%              --%                --%                --%          --%
Total return***                             0.85%-0.82%              --%                --%                --%          --%

Janus Advisor International
  Growth(1)
Units                                           25,473               --                 --                 --           --
Unit value                            $          10.28   $           --    $            --    $            --    $      --
Net assets                            $        261,736   $           --    $            --    $            --    $      --
Ratio of expenses to net assets*          0.90% - 1.25%              --%                --%                --%          --%
Investment income ratio**                         0.86%              --%                --%                --%          --%
Total return***                             2.77%-2.74%              --%                --%                --%          --%

Jennison 20/20 Focus(1)
Units                                              759               --                 --                 --           --
Unit value                            $          10.03   $           --    $            --    $            --    $      --
Net assets                            $          7,614   $           --    $            --    $            --    $      --
Ratio of expenses to net assets*          0.90% - 1.25%              --%                --%                --%          --%
Investment income ratio**                           --%              --%                --%                --%          --%
Total return***                             0.33%-0.30%              --%                --%                --%          --%

Jennison Small Company(1)
Units                                          156,376               --                 --                 --           --
Unit value                            $           9.90   $           --    $            --    $            --    $      --
Net assets                            $      1,547,485   $           --    $            --    $            --    $      --
Ratio of expenses to net assets*          0.90% - 1.25%              --%                --%                --%          --%
Investment income ratio**                           --%              --%                --%                --%          --%
Total return***                         (1.03)%-(1.01)%              --%                --%                --%          --%

Lehman Brothers Core Bond
Units                                          384,644          361,985             86,211             42,688        5,873
Unit value                            $  9.90 - $10.31   $9.86 - $10.24    $10.05 - $10.42    $ 10.06 - 10.41    $   10.43
Net assets                            $      3,964,313   $    3,707,249    $       899,068    $       443,771    $  61,221
Ratio of expenses to net assets*          0.90% - 1.25%    0.90% - 1.10%      0.90% - 1.10%      0.90% - 1.10%        0.90%
Investment income ratio**                         4.84%            3.43%              2.32%              2.46%        4.34%
Total return***                             0.64%-0.28%   (1.75)%-(1.95)%      0.10%-(0.10)%    (0.19)%-(0.30)%       4.30%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

              Subaccount                          2006              2005               2004             2003      2002
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners
  Advisors(1)
Units                                            7,011                --                 --               --        --
Unit value                            $           9.99    $           --    $            --   $           --   $    --
Net assets                            $         70,082    $           --    $            --   $           --   $    --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%              --%       --%
Investment income ratio**                         0.41%               --%                --%              --%       --%
Total return***                          (0.11)%-(0.08)%              --%                --%              --%       --%

Neuberger Berman Socially
  Responsive(3)
Units                                           12,316                --                 --               --        --
Unit value                            $ 10.49 - $10.51    $           --    $            --   $           --   $    --
Net assets                            $        129,411    $           --    $            --   $           --   $    --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%              --%       --%
Investment income ratio**                         0.23%               --%                --%              --%       --%
Total return***                             5.07%-4.82%               --%                --%              --%       --%

PIMCO Foreign Bond (U.S.
  Dollar-Hedged)(1)
Units                                           45,796                --                 --               --        --
Unit value                            $           9.89    $           --    $            --   $           --   $    --
Net assets                            $        452,889    $           --    $            --   $           --   $    --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%              --%       --%
Investment income ratio**                         0.09%               --%                --%              --%       --%
Total return***                          (1.10)%-(1.07)%              --%                --%              --%       --%

PIMCO High Yield
Units                                          281,464           224,756            123,847           45,672     4,806
Unit value                            $ 10.46 - $13.43    $ 11.86-$12.83    $11.84 - $12.84   $11.30 -$12.27   $  9.53
Net assets                            $      3,513,815    $    2,680,110    $     1,476,570   $      516,781   $45,796
Ratio of expenses to net assets*          0.90% - 1.25%     0.90% - 1.10%      0.90% - 1.10%    0.90% - 1.10%     0.90%
Investment income ratio**                         7.26%             6.26%              7.05%            9.36%     3.11%
Total return***                             4.87%-4.28%      0.18%-(0.02)%     4.78% - 4.65%    18.57%-18.32%    (4.70)%

Royce Opportunity(1)
Units                                            2,742                --                 --               --        --
Unit value                            $          10.08    $           --    $            --   $           --   $    --
Net assets                            $         27,635    $           --    $            --   $           --   $    --
Ratio of expenses to net assets*          0.90% - 1.25%               --%                --%              --%       --%
Investment income ratio**                           --%               --%                --%              --%       --%
Total return***                             0.77%-0.74%               --%                --%              --%       --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                          2006                2005                2004                2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Royce Value(1)
Units                                         1,428                  --                  --                  --            --
Unit value                         $           9.90   $              --   $              --   $              --   $        --
Net assets                         $         14,133   $              --   $              --   $              --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%                 --%                 --%                 --%           --%
Investment income ratio**                      0.05%                 --%                 --%                 --%           --%
Total return***                       (1.05)%-(1.02)%                --%                 --%                 --%           --%

RS Information Age(1)
Units                                           784                  --                  --                  --            --
Unit value                         $           9.98   $              --   $              --   $              --   $        --
Net assets                         $          7,831   $              --   $              --   $              --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%                 --%                 --%                 --%           --%
Investment income ratio**                        --%                 --%                 --%                 --%           --%
Total return***                       (0.19)%-(0.16)%                --%                 --%                 --%           --%

RS Value(1)
Units                                         6,274                  --                  --                  --            --
Unit value                         $          10.12   $              --   $              --   $              --   $        --
Net assets                         $         63,506   $              --   $              --   $              --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%                 --%                 --%                 --%           --%
Investment income ratio**                      1.20%                 --%                 --%                 --%           --%
Total return***                          1.24%-1.21%                 --%                 --%                 --%           --%

Security Capital Preservation
Units                                       779,048             799,126             690,123             573,700       354,057
Unit value                         $  9.73 - $10.16   $   9.89 - $10.14   $  10.10 - $10.34   $   9.92 - $10.13   $     10.18
Net assets                         $      7,923,089   $       8,126,118   $       7,145,209   $       5,807,218   $ 3,598,844
Ratio of expenses to net assets*       0.90% - 1.25%         0.90%-1.10%         0.90%-1.10%         0.90%-1.10%         0.90%
Investment income ratio**                      4.51%               3.49%               5.74%               3.58%         4.28%
Total return***                         0.11%-(0.25)%     (1.87)%-(2.07)%        2.07%-1.81%      (0.49)%-(0.60)%        0.49%

Security Diversified Income
Units                                       237,824             182,037             161,588             124,661        90,122
Unit value                         $  9.61 - $10.24   $   9.66 - $10.27   $   9.91 - $10.52   $   9.99 - $10.58   $     10.71
Net assets                         $      2,431,223   $       1,866,620   $       1,697,262   $       1,315,208   $   962,732
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                      4.82%               4.62%               4.67%               4.69%         5.60%
Total return***                       (0.67)%-(0.32)%     (2.35)%-(2.54)%     (0.57%)-(0.80%)     (1.21)%-(1.38)%        4.90%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                          2006                2005                2004                2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Security Income Opportunity(4)
Units                                       187,770              94,592              18,049                  --            --
Unit value                         $ 10.24 - $10.30   $    10.07-$10.10   $  10.03 - $10.05   $              --   $        --
Net assets                         $      1,940,090   $         959,243   $         181,749   $              --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%                 --%           --%
Investment income ratio**                      6.43%               3.34%               1.79%                 --%           --%
Total return***                        1.90% - 1.54%       0.57% - 0.36%       0.50% - 0.30%                 --%           --%

Security Equity
Units                                       33,583               27,887              28,942              25,765        20,193
Unit value                         $  8.54 - $12.14   $   7.93 - $11.30   $   7.94 - $11.34   $   7.69 - $11.00   $      6.61
Net assets                         $        288,646   $         222,386   $         230,693   $         198,382   $   133,510
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                        --%               0.57%                 --%               0.18%           --%
Total return***                          7.73%-7.35%      (0.18)%-(0.38)%      3.25% - 3.09%       16.34%-16.03%       (26.56)%

Security Global
Units                                       514,643             355,023             230,964             149,826         99,389
Unit value                         $ 12.35 - $18.01   $    11.01-$16.09   $  10.13 - $14.83   $   8.93 - $13.10   $      6.56
Net assets                         $      6,363,671   $       3,911,505   $       2,341,578   $       1,338,175   $   651,825
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                        --%                 --%                 --%                 --%           --%
Total return***                        12.15%-11.76%         8.75%-8.53%       13.44%-13.21%       36.13%-35.89%       (27.03)%

Security Large Cap Value
Units                                       205,144              69,201              40,084              28,792        21,050
Unit value                         $ 10.82 - $15.24   $     9.31-$13.15   $   8.83 - $12.49   $   8.34 - $11.82   $      6.82
Net assets                         $      2,225,506   $         646,716   $         356,151   $         240,468   $   143,715
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%               0.90%         0.90%
Investment income ratio**                      0.06%               0.71%                 --%               0.26%           --%
Total return***                        16.18%-15.78%         5.43%-5.22%       5.88% - 5.67%              22.29%       (27.06)%

Security Mid Cap Growth
Units                                       169,906             159,934             131,909              87,204        56,255
Unit value                         $ 10.25 - $16.16   $    10.19-$16.10   $   9.90 - $15.67   $   9.39 - $14.90   $      6.26
Net assets                         $      1,753,099   $       1,640,890   $       1,314,350   $         819,843   $   352,166
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                        --%                 --%                 --%                 --%           --%
Total return***                          0.58%-0.23%         2.95%-2.74%       5.43% - 5.17%       50.00%-49.75%       (30.37)%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                          2006                2005                2004                2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Value
Units                                     1,278,316           1,125,649             827,369             420,428       161,101
Unit value                         $ 17.71 - $22.55   $    16.02-$20.44   $  14.39 - $18.40   $   11.80- $15.11   $      8.08
Net assets                         $     22,683,545   $      18,051,281   $      11,912,424   $       4,963,972   $ 1,302,280
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                      0.64%                 --%                 --%                 --%           --%
Total return***                        10.56%-10.17%       11.32%-11.09%       21.95%-21.77%       46.04%-45.71%       (18.14)%

Security Select 25(3)
Units                                        76,735                  --                  --                  --            --
Unit value                         $   9.85 - $9.87   $              --   $              --   $              --   $        --
Net assets                         $        757,018   $              --   $              --   $              --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%                 --%                 --%                 --%           --%
Investment income ratio**                        --%                 --%                 --%                 --%           --%
Total return***                       (1.57)%-(1.33)%                --%                 --%                 --%           --%

Security Small Cap Growth
Units                                        50,501              46,951              38,715              28,558         8,658
Unit value                         $ 10.41 - $16.67   $    10.36-$16.61   $  10.09 - $16.22   $   9.03 - $14.55   $      6.06
Net assets                         $        529,760   $         491,069   $         394,071   $         258,479   $    52,400
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%       0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                        --%                 --%                 --%                 --%            -%
Total return***                          0.56%-0.21%         2.64%-2.43%       11.74%-11.48%       49.01%-48.93%       (30.02)%

T. Rowe Price Capital
   Appreciation(1)
Units                                        30,427                  --                  --                  --            --
Unit value                         $          10.09   $              --   $              --   $              --   $        --
Net assets                         $        306,867   $              --   $              --   $              --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%                 --%                 --%                 --%           --%
Investment income ratio**                      1.94%                 --%                 --%                 --%           --%
Total return***                          0.86%-0.83%                 --%                 --%                 --%           --%

T. Rowe Price Growth(1)
Units                                       179,765                  --                  --                  --            --
Unit value                         $          10.11   $              --   $              --   $              --   $        --
Net assets                         $      1,817,887   $              --   $              --   $              --   $        --
Ratio of expenses to net assets*       0.90% - 1.25%                 --%                 --%                 --%           --%
Investment income ratio**                      0.03%                 --%                 --%                 --%           --%
Total return***                          1.10%-1.08%                 --%                 --%                 --%           --%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                          2006                2005                 2004                2003          2002
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Aggressive Growth
Units                                        36,853              35,167               32,585              21,445        16,824
Unit value                        $   7.77 - $14.65   $     7.71-$14.56   $    7.23 - $13.67   $   6.53 - $12.38   $      4.88
Net assets                        $         288,217   $         272,490   $          236,425   $         140,593   $    82,047
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%        0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                        --%                 --%                  --%                 --%           --%
Total return***                         0.83%-(1.27)%        6.68%-6.47%        10.72%-10.42%       33.81%-33.55%       (36.38)%

Van Kampen Comstock
Units                                       992,523             941,902              647,442             303,829       197,544
Unit value                        $  11.06 - $15.89   $     9.90-$14.26   $    9.88 - $14.26   $   8.74 - $12.63   $      6.94
Net assets                        $      11,017,902   $       9,345,558   $        6,402,289   $       2,655,819   $ 1,370,944
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%        0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                      2.08%               1.81%                1.25%               1.18%         1.44%
Total return***                        11.63%-11.24%         0.21%-0.01%        13.04%-12.91%       25.94%-25.67%       (22.63)%

Van Kampen Equity and Income
Units                                       785,519             517,091              212,776             112,796       92,610
Unit value                        $ 11.39 - $ 14.01   $  11.12 - $12.97   $  10.72 - $ 12.54   $  9.98 - $ 11.69   $     8.49
Net assets                        $       9,469,883   $       5,757,350   $        2,282,400   $       1,127,466   $  787,418
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%        0.90% - 1.10%       0.90% - 1.10%         0.90%
Investment income ratio**                      2.43%               1.90%                2.35%               2.17%         2.89%
Total return***                          8.23%-6.67%         3.69%-3.49%        7.41% - 7.27%       17.55%-17.25%       (11.84)%

Wells Fargo Advantage Growth and
Income
Units                                        20,206              18,808               15,808              12,942         7,817
Unit value                        $            8.57   $  7.71 - $ 11.22   $             8.15   $            7.79   $      6.51
Net assets                        $         173,143   $         144,973   $          128,875   $         100,789   $    50,898
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%                0.90%               0.90%         0.90%
Investment income ratio**                      0.50%               0.53%                0.47%               0.27%         0.33%
Total return***                        11.17%-10.78%    (5.45)% - (5.64)%               4.62%              19.66%       (24.65)%

Wells Fargo Advantage Growth
Units                                        69,455              49,558               34,342              31,130        27,133
Unit value                        $            7.42   $  7.14 - $ 12.90   $             6.66   $            6.10   $      4.98
Net assets                        $         515,249   $         353,996   $          228,609   $         189,670   $   134,847
Ratio of expenses to net assets*       0.90% - 1.25%       0.90% - 1.10%                0.90%               0.90%         0.90%
Investment income ratio**                        --%                 --%                  --%                 --%           --%
Total return***                          3.84%-3.48%         7.26%-7.05%                9.18%              22.49%       (33.24)%

                        Variable Annuity Account XIV -
                         Valuebuilder Variable Annuity

                   Notes to Financial Statements (continued)

4. Unit Values (continued)

               Subaccount                      2006               2005                2004               2003           2002
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage
   Opportunity
Units                                        42,431             39,196              37,606             28,498         23,034
Unit value                        $           10.50   $ 9.76 - $ 14.86   $  9.47 - $ 14.45   $ 8.39 - $ 12.82   $       6.35
Net assets                        $         445,380   $        384,297   $         357,555   $        238,989   $    146,327
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%          0.90%
Investment income ratio**                      0.16%                --%                 --%                --%            --%
Total return***                        7.56% - 7.18%      3.08% - 2.88%     12.87% - 12.71%             32.13%        (29.91)%

Wells Fargo Advantage Small
   Cap Value
Units                                       455,207            331,331             251,352            157,907         82,642
Unit value                        $ 17.21 - $ 19.96   $ 15.85 - $18.42   $ 14.35 - $ 16.71   $ 12.45 - $14.52   $       8.72
Net assets                        $       7,841,963   $      5,255,242   $       3,608,561   $      1,965,792   $    720,472
Ratio of expenses to net assets*       0.90% - 1.25%      0.90% - 1.10%       0.90% - 1.10%      0.90% - 1.10%          0.90%
Investment income ratio**                        --%                --%                 --%                --%            --%
Total return***                        8.61% - 8.23%    10.44% - 10.22%     15.26% - 15.08%     42.78% - 42.49%        (9.73)%

  * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1) This is activity for the period from December 1, 2006 (inception date) to December 31, 2006.

(2) This is activity for the period from March 24, 2006 (inception date) to December 31, 2006.

(3) This is activity for the period from April 27, 2006 (inception date) to December 31, 2006.

(4) This is activity for the period from April 1, 2004 (inception date) to December 31, 2004.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     a.   Financial Statements

          The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006; and (2) the audited financial statements of Variable Annuity Account XIV - SecureDesigns Variable Annuity at December 31, 2006, and for each of the two years in the period ended December 31, 2006.

     b.   Exhibits

          (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

          (2)  Not Applicable

          (3)  (a)  Service Facilities Agreement(w)

               (b)  Marketing Organization Agreement(e)

               (c)  SBL Variable Products Broker/Dealer Sales Agreement(f)

               (d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(h)

               (e)  Marketing Organization Agreement Commission
                    Schedule-SecureDesigns(i)

               (f)  Marketing Organization Agreement Commission Schedule -
                    NEA(i)

               (g) Marketing Organization Agreement Commission Schedule - AdvanceDesigns

               (h)  Marketing Organization Agreement Commission Schedule -
                    AEA(n)

               (i) Marketing Organization Agreement Commission Schedule - Security Benefit Advisor(n)

               (j)  NEA Valuebuilder Marketing Organization Agreement(i)

               (k)  AEA Valuebuilder Marketing Organization Agreement(n)

               (l) NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(i)

               (m) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)

          (4)  (a)  Individual Contract (Form V6029 11-00)(g)

               (b)  Individual Contract-Unisex (Form V6029 11-00U)(g)

               (c)  Tax-Sheltered Annuity Endorsement (Form V6101 R9-05)(w)

               (d)  Withdrawal Charge Waiver Endorsement (Form V6051 3-96)(b)

               (e) Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)


               (f) Individual Retirement Annuity Endorsement (Form V6849A R9-03)(k)

               (g)  Roth IRA Endorsement (Form V6851A R9-03)(k)

               (h)  Section 457 Endorsement (Form V6054 1-98)(c)

               (i)  403a Endorsement (Form V6057 10-98)(d)


               (j)  Annual Stepped Up Death Benefit Rider (Form V6063 8-00)(a)

               (k)  Guaranteed Growth Death Benefit Rider (Form V6063-1 8-00)(a)

               (l) Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)

               (m)  Disability Rider (Form V6064 8-00)(a)

               (n)  Guaranteed Income Benefit Rider (Form V6065 8-00)(a)

               (o)  Credit Enhancement Rider (Form V6067 8-00)(a)

               (p)  Alternative Withdrawal Charge Rider (Form V6069 10-00)(g)

               (q)  Loan Endorsement Rider (Form V6066 10-00)(i)


               (r) Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072 4-01)(i)

               (s) Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073 4-01)(i)

               (t) Waiver of Withdrawal Charge Rider - 5 yrs and Age 59 1/2 (Form V6074 4-01)(i)

               (u) Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4-01)(i)

               (v) Enhanced and Guaranteed Growth Death Benefit Rider(Form V6076 4-01)(h)

               (w) Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(h)

               (x)  Enhanced Death Benefit Rider (Form V6078 4-01)(h)

               (y) Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(h)

               (z)  DCA Plus Rider (Form V6080 4-01)(i)

               (aa) Credit Enhancement Rider (Form V6084 11-01)(i)

               (ab) Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)(l)

               (ac) Total Protection (Forms V6087 10-3)(m)

               (ad) Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(x)

               (ae) Dollar for Dollar Combination Benefit Rider (Form V6095
                    R9-05)

               (af) Bonus Match Rider (Form V6093 10-05)(w)

          (5)  (a)  Application (Form V9001 9-05)(w)

               (b)  Application - Unisex (Form V9001 9-05U)(w)

               (c)  Application (Form V9496 10-03)(q)

               (d)  Application (Form V9493 11-00)(g)

          (6)  (a)  Composite of Articles of Incorporation of SBL(o)

               (b)  Bylaws of SBL(w)

          (7)  Not Applicable

          (8)  (a)  Participation Agreement - ABN AMRO (Aston)

               (b)  Participation Agreement - AIM - Equity Funds(i)

               (c)  Participation Agreement - AIM - Growth Funds(i)

               (d)  Participation Agreement - AIM - Variable Insurance Funds(r)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - AIM - Variable Insurance Funds(r)

                    (ii) Amendment No. 3 to Participation Agreement - AIM -
                         Variable Insurance Funds(x)

               (e)  Participation Agreement - American Century - Mutual Funds(s)

               (f) Participation Agreement - American Century - Variable Insurance Funds(r)

               (g)  Participation Agreement - Ariel(j)

               (h)  Participation Agreement - Baron

               (i)  Participation Agreement - Calamos(i)

                    (i)  Amendment No. 1 to Participation Agreement - Calamos

               (j)  Participation Agreement - Dreyfus - Mutual Funds(s)

               (k)  Participation Agreement - Dreyfus - Variable Insurance
                    Funds(r)

                    (i) Amendment No. 1 to Participation Agreement - Dreyfus - Variable Insurance Funds(r)

               (l)  Participation Agreement - Fidelity - Mutual Funds(t)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - Fidelity - Mutual Funds(t)

                    (ii) Amendment No. 3 to Participation Agreement - Fidelity -
                         Mutual Funds

               (m)  Participation Agreement - Fidelity VIP(h)

                    (i) Amendment No. 1 to Participation Agreement - Fidelity VIP(h)

                    (ii) Amendment No. 2 to Participation Agreement - Fidelity
                         VIP(x)


               (n)  Participation Agreement - Goldman Sachs - Mutual Funds

               (o)  Participation Agreement - Jennison - Mutual Funds

               (p)  Participation Agreement - Legg Mason(r)

               (q)  Participation Agreement - MFS(u)

               (r)  Participation Agreement - Morgan Stanley(u)

               (s)  Participation Agreement - Neuberger Berman - AMT Funds(h)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - Neuberger Berman - AMT Funds(r)

               (t)  Participation Agreement - Neuberger Berman - Mutual Funds(s)

                    (i) Amendment No. 1 to Participation Agreement - Neuberger Berman - Mutual Funds

               (u)  Participation Agreement - Northern Trust(w)

               (v)  Participation Agreement - Oppenheimer(r)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - Oppenheimer(r)

                    (ii) Amendment No. 3 to Participation Agreement -
                         Oppenheimer(x)

               (w)  Participation Agreement - PIMCO - Mutual Funds(s)

                    (i) Amendment No. 1 to Participation Agreement - PIMCO - Mutual Funds(s)

                    (ii) Amendment No. 2 to Participation Agreement - PIMCO -
                         Mutual Funds

               (x)  Participation Agreement - PIMCO - Variable Insurance
                    Funds(v)

                    (i) Amendments Nos. 1, 2, 3 and 4 to Participation Agreement - PIMCO - Variable Insurance Funds(x)

                    (ii) Amendment No. 5 to Participation Agreement - PIMCO -
                         Variable Insurance Funds

               (y)  Participation Agreement - Potomac (Direxion)(y)

                    (i) Amendment No. 1 to Participation Agreement - Potomac (Direxion)(y)

               (z)  Participation Agreement - Royce - Capital Fund(r)

               (aa) Participation Agreement - Royce - Mutual Funds

               (ab) Participation Agreement - RS Partners(w)

                    (i) Amendments Nos. 1 and 2 to Participation Agreement - RS Partners

               (ac) Participation Agreement - Rydex - Mutual Funds(w)

               (ad) Participation Agreement - Rydex - Variable Funds(h)

                    (i) Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement - Rydex - Variable Funds(t)

                    (ii) Amendment No. 6 to Participation Agreement - Rydex -
                         Variable Funds(x)

               (ae) Participation Agreement - Van Kampen - Insurance Funds(r)

                    (i)  Amendment No. 1 to Participation Agreement - Van Kampen
                         - Insurance Funds(x)

               (af) Participation Agreement - Van Kampen - Mutual Funds(s)

               (ag) Participation Agreement - Wells Fargo (Strong)(i)

               (ah) Information Sharing Agreement - ABN AMRO (Aston)

               (ai) Information Sharing Agreement - AIM(aa)

               (aj) Information Sharing Agreement - American Century(aa)

               (ak) Information Sharing Agreement - Ariel

               (al) Information Sharing Agreement - Baron

               (am) Information Sharing Agreement - Calamos

               (an) Information Sharing Agreement - Dreyfus(aa)

               (ao) Information Sharing Agreement - Fidelity Insurance

               (ap) Information Sharing Agreement - Fidelity Retail Funds

               (aq) Information Sharing Agreement - Goldman Sachs

               (ar) Information Sharing Agreement - Janus

               (as) Information Sharing Agreement - Jennison

               (at) Information Sharing Agreement - Legg Mason(aa)

               (au) Information Sharing Agreement - MFS(aa)

               (av) Information Sharing Agreement - Neuberger Berman(aa)

               (aw) Information Sharing Agreement - Northern Trust

               (ax) Information Sharing Agreement - Oppenheimer(aa)

               (ay) Information Sharing Agreement - PIMCO(aa)

               (az) Information Sharing Agreement - Potomac(z)

               (ba) Information Sharing Agreement - Royce(aa)

               (bb) Information Sharing Agreement - Rydex(aa)

               (bc) Information Sharing Agreement - Security Funds

               (bd) Information Sharing Agreement - T. Rowe Price

               (be) Information Sharing Agreement - Van Kampen(aa)

               (bf) Information Sharing Agreement - Wells Fargo(z)

          (9)  Opinion of Counsel(h)

          (10) (a)  Consent of Independent Registered Public Accounting Firm

               (b)  Consent of Counsel

          (11) Not Applicable

          (12) Not Applicable

          (13) Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed May 1, 2002.)

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2003.)

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p) Incorporated herein be reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2005).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).

(v) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(w) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(x) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(y) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(z) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(aa) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

Item 25. Directors and Officers of the Depositor

 Name and Principal
  Business Address                                         Positions and Offices with Depositor
 ------------------                                        ------------------------------------
 Kris A. Robbins*                                          President, Chief Executive Officer and Director

 Thomas A. Swank*                                          Senior Vice President, Chief Operating Officer and Director

 J. Michael Keefer*                                        Senior Vice President, General Counsel, Secretary and Director

 David J. Keith*                                           Senior Vice President and Chief Information Officer

 Michael G. Odlum*                                         Senior Vice President and Chief Investment Officer

 Kalman Bakk, Jr.*                                         Senior Vice President

 Amy J. Lee*                                               Vice President, Associate General Counsel and Assistant Secretary

 Thomas R. Kaehr*                                          Vice President, Controller and Treasurer

 Carmen R. Hill*                                           Assistant Vice President and Chief Compliance Officer


*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation. through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2006 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                                          Percent of Voting
                                                                                                           Securities Owned
                                                                               Jurisdiction of                 by SBMHC
                                     Name                                       Incorporation          (directly or indirectly)
                                     ----                                       -------------          ------------------------
Security Benefit Mutual Holding Company (Holding Company)                           Kansas                       ---

Security Benefit Corporation (Holding Company)                                      Kansas                       100%


                                                                                                          Percent of Voting
                                                                                                           Securities Owned
                                                                               Jurisdiction of                 by SBMHC
                                     Name                                       Incorporation          (directly or indirectly)
                                     ----                                       -------------          ------------------------
Security Benefit Life Insurance Company (Stock Life Insurance Company)              Kansas                       100%

6th Avenue Investment Management Company, LLC (Investment Adviser)                  Kansas                       100%

Security Distributors, Inc. (Broker/Dealer, Principal Underwriter of Mutual         Kansas                       100%
Funds)

Security Investments Corporation (Service Company)                                  Kansas                       100%

se(2), inc. (Third Party Administrator)                                             Kansas                       100%

Security Benefit Academy, Inc. (Daycare Company)                                    Kansas                       100%

Security Financial Resources, Inc.                                                  Kansas                       100%
(Financial Services)

Security Financial Resources Collective Investments, LLC                           Delaware                      100%
(Private Fund)

First Security Benefit Life Insurance and Annuity Company of New York              New York                      100%
(Stock Life Insurance Company)

Brecek & Young Advisors, Inc.                                                     California                     100%

Brecek & Young Financial Services Group of Montana, Inc.                           Montana                       100%

Brecek & Young Financial Services Group of Nevada, Inc.                             Nevada                       100%

Brecek & Young Financial Group Insurance Agency of Texas, Inc.                      Texas                        100%


     SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

     Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2006, the approximate percentage of ownership by the separate accounts for each company was as follows:

Security Income Opportunity Fund..........................  46.73%
SBL Fund..................................................    100%

Item 27.  Number of Contractowners

          As of February 28, 2007, there were 28,898 Qualified Contracts and 12,034 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.  Indemnification

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                    (a) No director of the Corporation shall be liable to the
               Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                    (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:

            SBL Variable Annuity Account I
            SBL Variable Annuity Account III
            SBL Variable Annuity Account IV
            Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
            SBL Variable Life Insurance Account (Varilife)
            Variable Annuity Account IX
            Account XVI
            Parkstone Advantage Variable Annuity
            Variflex Separate Account (Variflex)
            Variflex Separate Account (Variflex ES)
            Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
            Variable Annuity Account VIII (Variflex Signature)
            Variable Annuity Account XI (Scarborough Advantage
              Variable Annuity)
            SBL Variable Annuity Account XIV (AdvisorDesigns
              Variable Annuity)
            SBL Variable Annuity Account XIV (AEA Variable Annuity)
            SBL Variable Annuity Account XIV (AdvanceDesigns
              Variable Annuity)
            SBL Variable Annuity Account XIV (EliteDesigns Variable
              Annuity)
            SBL Variable Annuity Account XIV (NEA Valuebuilder)
            SBL Variable Annuity Account XIV (NEA Valuebuilder
              Retirement Income Director Variable Annuity)
            SBL Variable Annuity Account XIV (SecureDesigns Variable
              Annuity)
            SBL Variable Annuity Account XIV (Security Benefit
              Advisor Variable Annuity)
            SBL Variable Annuity Account XVII (Classic Strategies
              Variable Annuity)
            SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

     (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

            Variable Annuity Account A (AdvisorDesigns Variable
              Annuity)
            Variable Annuity Account A (EliteDesigns Variable
              Annuity)
            Variable Annuity Account B (SecureDesigns
              Variable Annuity)
            Variable Annuity Account B (AdvanceDesigns Variable
              Annuity)

     (a)(3) SDI acts as principal underwriter for the following funds:

            Security Equity Fund
            Security Income Fund
            Security Large Cap Value Fund
            Security Mid Cap Growth Fund
            SBL Fund
            Security Financial Resources Collective Investments, LLC



     (a)(4) SDI acts as principal underwriter for the following Commonwealth Annuity and Life Insurance Company Separate Accounts:

            VEL Account
            VEL II Account
            VEL III Account
            Separate Account III
            Select Separate Account II
            Inheiritage Account
            Group VEL Account
            Separate Account IMO
            Separate Account FUVUL
            Separate Account KGC
            Separate Account KG
            Separate Account VA-P
            Separate Account VA-K
            Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
            Fulcrum Separate Account

     (a)(5) SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance Company Separate Accounts:

            VEL II Account
            Separate Account SPVL
            Allmerica Select Separate Account II
            Inheiritage Account
            Group VEL Account
            Separate Account IMO
            Separate Account KG
            Separate Account KGC
            Separate Account VA-P
            Separate Account VA-K
            Separate Account VA-K - Delaware Medallion Annuity Contracts Allmerica Select Separate Account
            Fulcrum Separate Account

     (a)(6) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

            Nationwide Multi-Flex Variable Account
            Nationwide Variable Account 9



 (b)  Name and Principal                Position and Offices
      Business Address*                   with Underwriter
      ------------------                ------------------
      Gregory J. Garvin                 President and Director
      Michael G. Odlum                  Vice President and Director
      Thomas R. Kaehr                   Treasurer
      Amy J. Lee                        Secretary and Chief Compliance Officer
      Brenda M. Harwood                 Vice President , Assistant Treasurer and
                                        Director
      Richard M. Goldman                Director
      (Connecticut Business Center
      6 Landmark Square #471
      Stamford, CT 06901-2704)
      Christopher D. Swickard           Assistant Secretary
      Carmen R. Hill                    Assistant Vice President

*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

 (c)  Not Applicable.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

          (b) Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

          (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that is has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 20th day of April, 2007.


      Security Benefit Life Insurance Company (the Depositor) -
      SBL Variable Annuity Account XIV
      (The Registrant)

By:                             /s/Kris A. Robbins
      --------------------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and Director

By:                             /s/Thomas A. Swank
      --------------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Operating Officer
      and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2007.

                              SIGNATURES AND TITLES


By:  /s/ Kris A. Robbins__________
Kris A. Robbins, President, Chief Executive Officer and Director (principal executive officer)

By:  /s/ Thomas A. Swank__________
Thomas A. Swank, Senior Vice President,
  Chief Operating Officer, and Director

By: /s/ J. Michael Keefer_________
J. Michael Keefer, Senior Vice President,
  General Counsel, Secretary and Director

By: /s/ Thomas R. Kaehr___________
Thomas R. Kaehr, Vice President, Controller
  and Treasurer (chief accounting officer and chief financial officer)

                                  EXHIBIT INDEX


(1)  None

(2)  None

(3)  (a)  None

     (b)  None

     (c)  None

     (d)  None

     (e)  None

     (f)  None

     (g)  Marketing Organization Agreement Commission Schedule - AdvanceDesigns

     (h)  None

     (i)  None

     (j)  None

     (k)  None

     (l)  None

     (m)  None

(4)  (a)  None

     (b)  None

     (c)  None

     (d)  None

     (e)  None

     (f)  None

     (g)  None

     (h)  None

     (i)  None

     (j)  None

     (k)  None

     (l)  None

     (m)  None

     (n)  None

     (o)  None

     (p)  None

     (q)  None

     (r)  None

     (s)  None

     (t)  None

     (u)  None

     (v)  None

     (w)  None

     (x)  None

     (y)  None

     (z)  None

     (aa) None

     (ab) None

     (ac) None

     (ad) None

     (ae) Dollar for Dollar Combination Benefit Rider

     (af) None

(5)  (a)  None

     (b)  None

     (c)  None

     (d)  None

(6)  (a)  None

     (b)  None

(7)  None

(8)  (a)  Participation Agreement - ABN AMRO (Aston)

     (b)  None

     (c)  None

     (d)  None

     (d)(i)   None

     (d)(ii)  None

     (e)  None

     (f)  None

     (g)  None

     (h)  Participation Agreement - Baron

     (i)  None

     (i)(i)   Amendment No. 1 to Participation Agreement - Calamos

     (j)  None

     (k)  None

     (k)(i)   None

     (l)  None

     (l)(i)   None

    (l)(ii)   Amendment No. 3 to Participation Agreement - Fidelity -
              Mutual Funds

     (m)  None

     (m)(i)   None

     (m)(ii)  None

     (n)  Participation Agreement - Goldman Sachs - Mutual Funds

     (o)  Participation Agreement - Jennison - Mutual Funds

     (p)  None

     (q)  None

     (r)  None

     (s)  None

     (s)(i)   None

     (t)  None

     (t)(i) Amendment No. 1 to Participation Agreement - Neuberger Berman - Mutual Funds

     (t)(ii)  None

     (u)  None

     (v)  None

     (v)(i)   None

     (v)(ii)  None

     (w)  None

     (w)(i)   None

     (w)(ii)  Amendment No. 2 to Participation Agreement - PIMCO - Mutual Funds

     (x)  None

  (x)(i)  None

 (x)(ii)  Amendment No. 5 to
          Participation Agreement - PIMCO - Variable Insurance Funds

     (y)  None

  (y)(i)  None

     (z)  None

     (aa) Participation Agreement - Royce - Mutual Funds

     (ab) None

 (ab)(i)  Amendments Nos. 1 and 2 to Participation Agreement -
          RS Partners

     (ac) None

     (ad) None

 (ad)(i)  None

(ad)(ii)  None

     (ae) None

 (ae)(i)  None

     (af) None

     (ag) None

     (ah) Information Sharing Agreement - ABN AMRO (Aston)

     (ai) None

     (aj) None

     (ak) Information Sharing Agreement - Ariel

     (al) Information Sharing Agreement - Baron

     (am) Information Sharing Agreement - Calamos

     (an) None

     (ao) Information Sharing Agreement - Fidelity Insurance

     (ap) Information Sharing Agreement - Fidelity Retail Funds

     (aq) Information Sharing Agreement - Goldman Sachs

     (ar) Information Sharing Agreement - Janus

     (as) Information Sharing Agreement - Jennison

     (at) None

     (au) None

     (av) None

     (aw) Information Sharing Agreement - Northern Trust

     (ax) None

     (ay) None

     (az) None

     (ba) None

     (bb) None

     (bc) Information Sharing Agreement - Security Funds

     (bd) Information Sharing Agreement - T. Rowe Price

     (be) None

     (bf) None

(9)  None

(10) (a)  Consent of Independent Registered Public Accounting Firm

     (b)  Consent of Counsel

(11) None

(12) None

(13) None